UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21906
Claymore Exchange-Traded Fund Trust
 (Exact name of registrant as specified in charter)
227 West Monroe Street, Chicago, IL 60606
 (Address of principal executive offices) (Zip code)
Amy J. Lee
227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)
Registrant's telephone number, including area code: (312) 827-0100
Date of fiscal year end: May 31
Date of reporting period: June 1, 2016 – November 30, 2016

Item 1.  Reports to Stockholders.
The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

GUGGENHEIMINVESTMENTS.COM
. . . YOUR ROAD TO THE LATEST, MOST UP - TO - DATE INFORMATION
The shareholder report you are reading right now is just the beginning of the story. Online at guggenheiminvestments.com, you will find:

•	Daily and historical fund pricing, fund returns, portfolio holdings and characteristics, and distribution history.

•	Investor guides and fund fact sheets.

•	Regulatory documents including a prospectus and copies of shareholder reports.
Guggenheim Funds Distributors, LLC is constantly updating and expanding shareholder information services on each Fund's website, in an ongoing effort to provide you with the most current information about how your Fund's assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.

Contents

Dear Shareholder	3

Economic and Market Overview	4

Management Discussion of Fund Performance	6

Risks and Other Considerations	29

Performance Report and Fund Profile	31

About Shareholders' Fund Expenses	75

Schedule of Investments	77

Statement of Assets and Liabilities	185

Statement of Operations	191

Statements of Changes in Net Assets	197

Financial Highlights	208

Notes to Financial Statements	230

Supplemental Information	245

Trust Information	248

About the Trust Adviser	Back Cover

(Unaudited)	November 30, 2016
DEAR SHAREHOLDER
Guggenheim Funds Investment Advisors, LLC (the "Investment Adviser") is pleased to present the semiannual shareholder report for several of our exchange traded funds ("ETFs" or "Funds"). This report covers performance of the Funds for the six months ended November 30, 2016.
The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC ("Guggenheim"), a global diversified financial services firm.
Guggenheim Funds Distributors, LLC, the distributor of the Funds, is committed to providing investors with innovative investment solutions; as of the date of this report we offer ETFs with a wide range of domestic and global themes, as well as closed-end funds and unit investment trusts. We have built on the investment management strengths of Guggenheim Investments and worked with a diverse group of index providers to create some of the most distinctive ETFs available.
To learn more about economic and market conditions over the last year and the objective and performance of each ETF, we encourage you to read the Economic and Market Overview section of the report, which follows this letter, and the Management Discussion of Fund Performance for each ETF, which begins on page 6.
Sincerely,
Donald Cacciapaglia
President and Chief Executive Officer
Claymore Exchange-Traded Fund Trust
December 31, 2016

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	November 30, 2016
Behind the performance numbers for the past six months are a multitude of events that unfolded throughout 2016, including an increase in U.S. corporate default volume, several quarters of negative earnings growth, the British vote to exit the European Union, and stubbornly low inflation across the globe. That was on top of one of the worst selloffs for U.S. corporate bonds since the financial crisis in the first six weeks of the year, or that the S&P 500 was down almost 11%. We continue to believe that the turnaround in market performance was a result of global central bank easing.
The surprise end to the fractious U.S. election season leaves many questions unanswered about the new administration, but as it relates to the economy we are particularly alert to the possible market impact of resurgent fiscal policy. We will learn more as we move through the transition of power, but in the meantime several market positives should support asset performance in 2017. The domestic economy just turned in the highest growth rate in two years, early indications point to a strong Christmas selling season, corporate earnings have rebounded, and the energy sector is stabilizing with the oil market recovery.
U.S. real gross domestic product (GDP) grew by 3.2% in the third quarter, according to the second reading, up from 1.4% in the second quarter. We expect output to rise by around 2% on average in coming quarters, a bit faster than the trend rate over the past year, as drags from past dollar strength and an inventory adjustment cycle fade. The policy outlook has become more uncertain with the election, though early indications that fiscal easing will be prioritized in the new administration suggest that the risks to real GDP growth in 2017 and 2018 are now skewed to the upside.
The labor market continues to strengthen and the unemployment rate declined by just 0.4 percentage point to 4.6%, but labor force participation has not grown as much as hoped, and started to trend downwards in November. In the year through November, the labor force participation rate increased by just 0.1 percentage point. Job openings data, another measure of labor market health, has been looking better. In November of 2015 it was about 5.2 million job openings for the month. By November 2016, it had risen to a little more than 5.5 million job openings for the month. A higher level of job openings tends to indicate a more robust labor market.
Guggenheim expects the U.S. Federal Reserve (the "Fed") policymakers to follow their recent rate increases with three, and possibly four, more hikes in 2017. While this would be faster than markets are now pricing in, it would still leave rates below levels prescribed by standard policy rules. Fed Chair Janet Yellen commented recently about temporarily running a "high-pressure economy" in the hope that enabling robust business activity and a tight labor market may result in an increase in the productive capacity of the economy. If this scenario materializes, it would entail unemployment dropping further, and inflation overshooting the Fed's 2% goal. This perspective, as well as the president-elect's proposed changes to fiscal policy and the likely impact to future real rates, accounts for much of the backup in long-term interest rates, although ongoing asset purchase programs by the European Central Bank (ECB) and Bank of Japan (BoJ) will likely continue to support bond prices. The monetary policy divergence will continue to support the U.S. dollar.
For the six months ended November 30, 2016, the Standard & Poor's 500® ("S&P 500") Index* returned 6.01%. The MSCI Europe-Australasia-Far East ("EAFE") Index* returned -1.25%. The return of the MSCI Emerging Markets Index* was 8.42%.
In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a -0.92% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 6.43%. The return of the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index* was 0.14% for the six-month period.
The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

4 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited) continued	November 30, 2016
*Index Definitions
All indices described below are unmanaged and reflect no expenses. It is not possible to invest directly in any index.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or "MBS" (agency fixed-rate and hybrid adjustable-rate mortgage, or "ARM", pass-throughs), asset-backed securities ("ABS"), and commercial mortgage-backed securities ("CMBS") (agency and non-agency).
The Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB +/BB + or below.
The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury Bills with a remaining maturity of one to three months. U.S. Treasury Bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.
The MSCI China Index is a capitalization-weighted index that monitors the performance of stocks from the country of China.
The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australasia and the Far East.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.
The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of developed markets. The MSCI World Index (Net) is calculated with net dividends reinvested.
The Standard & Poor's ("S&P 500") Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.
Industry Sectors
Comments about industry sectors in these fund commentaries are based on Bloomberg Barclays industry classifications.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 5

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)	November 30, 2016
BSCG Guggenheim BulletShares 2016 Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2016 Corporate Bond ETF, NYSE Arca ticker: BSCG (the "Fund") sought investment results that corresponded generally to the performance, before the Fund's fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2016 Index (the "2016 Index"). Pursuant to the terms of the Fund's prospectus, the Fund was liquidated on December 30, 2016.
The 2016 Index was a rules-based index comprised of investment grade corporate bonds with effective maturities in 2016. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
The 2016 Index was designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2016. The Fund had a designated year of maturity of 2016 and its final day of trading was December 30, 2016. In connection with the Fund's termination, on December 30, 2016, the Fund made a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The distribution per share was $22.0836. The Fund did not seek to return any predetermined amount at maturity.
Under normal conditions, the Fund invested at least 80% of its total assets in securities that comprised the 2016 Index. In the last six months of operation, as bonds held by the Fund were maturing, the Fund's portfolio transitioned to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund used a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser, used quantitative analysis to select securities from the 2016 Index universe to obtain a representative sample of securities that resembled the 2016 Index in terms of key risk factors, performance attributes, and other characteristics. These included maturity, credit quality, sector, duration, and other financial characteristics of fixed income securities.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2016.
On a market price basis, the Fund generated a total return of 0.43%, which included an increase in market price over the period to $22.07 as of November 30, 2016, from $22.05 as of May 31, 2016. On an NAV basis, the Fund generated a total return of 0.24%, which included a decrease in NAV over the period to $22.09 as of November 30, 2016, from $22.11 as of May 31, 2016. At the end of the period, the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the 2016 Index returned 0.32%, and the Bloomberg Barclays U.S. Aggregate Bond Index returned -0.92% during the six-month period ended November 30, 2016.
The Fund made the following monthly distributions per share during the six-month period ended November 30, 2016, all of which were characterized as ordinary income. In addition, on December 7, 2016, after the period ended, the Fund issued its final distribution, $0.0040, which was characterized as ordinary income.

Month	Distribution per Share
June 2016	$0.0175
July	$0.0145
August	$0.0135
September	$0.0130
October	$0.0090
November	$0.0058
Total	$0.0733
Performance Attribution
 For the six-month period ended November 30, 2016, the banking category contributed the most to the Fund's return, followed by the consumer cyclical and consumer non-cyclical categories. No category detracted, but the natural gas category contributed least, followed by the insurance category.
Positions that contributed the most to return included 8.0% coupon bonds issued by Ford Motor Credit Co. LLC, the financial services arm of Ford Motor Co.; 3.5% coupon bonds issued by SunTrust Banks, Inc., a super-regional bank holding company; and 1.1% coupon bonds issued by Bank of Nova Scotia, which provides retail, commercial, investment, and private banking services and products (9.7%, 7.9%, and 9.8%, respectively, of corporate bonds at period end).
Positions that detracted the most from return included 3.0% coupon bonds issued by MUFG Union Bank, N.A., an American full-service bank with branches throughout the Pacific Coast that is wholly owned by The Bank of Tokyo-Mitsubishi UFJ; 7.082% coupon bonds issued by Embarq Corp., a communications services provider that joined with CenturyTel in 2009 to form CenturyLink, Inc.; and 6.75% coupon bonds issued by Metlife, Inc., a holding corporation for the Metropolitan Life Insurance Company and its affiliates (none held in the Fund's portfolio at period end).

6 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2016
BSCH Guggenheim BulletShares 2017 Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2017 Corporate Bond ETF, NYSE Arca ticker: BSCH (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2017 Index (the "2017 Index").
The 2017 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2017. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
The 2017 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2017. The Fund has a designated year of maturity of 2017 and will terminate on or about December 31, 2017. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2017 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser, uses quantitative analysis to select securities from the 2017 Index universe to obtain a representative sample of securities that resemble the 2017 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2016.
On a market price basis, the Fund generated a total return of 0.26%, which included a decrease in market price over the period to $22.65 on November 30, 2016, from $22.74 on May 31, 2016. On an NAV basis, the Fund generated a total return of 0.56%, which included a decrease in NAV over the period to $22.67 on November 30, 2016, from $22.69 on May 31, 2016. At the end of the period, the Fund's market price was trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the 2017 Index returned 0.67%, and the Bloomberg Barclays U.S. Aggregate Bond Index returned -0.92% during the six-month period ended November 30, 2016.
The Fund made the following monthly distributions per share during the six-month period ended November 30, 2016, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2016	$0.0259
July	$0.0244
August	$0.0235
September	$0.0268
October	$0.0246
November	$0.0229
Total	$0.1481
Performance Attribution
 For the six-month period ended November 30, 2016, the banking category contributed the most to the Fund's return, followed by the energy category. No category detracted, but the government guarantee category contributed least, followed by the other/utility category.
Positions that contributed the most to return included 6.125% coupon bonds issued by Citigroup, Inc., a bank and diversified financial services holding company; 6.375% coupon bonds issued by Anadarko Petroleum Corp., an American exploration and production company; and 1.75% coupon bonds issued by AbbVie, Inc., which researches and develops pharmaceutical products (1.1%, 0.6%, and 1.2%, respectively, of corporate bonds at period end).
Positions that detracted the most from return included 8.25% coupon bonds issued by PBF Holding Co., LLC, a subsidiary of PBF Energy Company LLC that refines and supplies unbranded transportation fuels, heating oil, and other petroleum products (0.2% of corporate bonds at period end); 5.75% coupon bonds issued by CVS Health Corp., which provides retail pharmacy stores, specialty clinics, and pharmacy benefit management services (not held in the Fund's portfolio at period end); and 1.375% coupon bonds issued by Abbey National Treasury Services plc, which provides corporate, wholesale banking, and treasury services to UK clients and also to the wider Santander UK group, of which it is a unit (not held in the Fund's portfolio at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 7

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2016
BSCI Guggenheim BulletShares 2018 Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2018 Corporate Bond ETF, NYSE Arca ticker: BSCI (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2018 Index (the "2018 Index").
The 2018 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2018. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
The 2018 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2018. The Fund has a designated year of maturity of 2018 and will terminate on or about December 31, 2018. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2018 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser, uses quantitative analysis to select securities from the 2018 Index universe to obtain a representative sample of securities that resemble the 2018 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2016.
On a market price basis, the Fund generated a total return of 0.29%, which included a decrease in market price over the period to $21.18 on November 30, 2016, from $21.28 on May 31, 2016. On an NAV basis, the Fund generated a total return of 0.52%, which included a decrease in NAV over the period to $21.16 on November 30, 2016, from $21.21 on May 31, 2016. At the end of the period, the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the 2018 Index returned 0.65%, and the Bloomberg Barclays U.S. Aggregate Bond Index returned -0.92% during the six-month period ended November 30, 2016.
The Fund made the following monthly distributions per share during the six-month period ended November 30, 2016, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2016	$0.0290
July	$0.0271
August	$0.0257
September	$0.0288
October	$0.0265
November	$0.0246
Total	$0.1617
Performance Attribution
 For the six-month period ended November 30, 2016, the banking category contributed the most to the Fund's return, followed by the energy category. No category detracted.
Positions that contributed the most to return included 6.875% coupon bonds issued by Merrill Lynch & Co., Inc., an investment firm that is an affiliate of Bank of America Corp., a large U.S.-based bank holding company (1.5% of corporate bonds at period end); 2.375% coupon bonds issued by Freeport-McMoran, Inc., an international natural resources company (0.3% of corporate bonds at period end); and 6.0% coupon bonds issued by Transocean, Inc., an offshore drilling contractor (not held in the Fund's portfolio at period end).
Positions that detracted the most from return included 3.75% coupon bonds issued by D.R. Horton, Inc., a U.S. homebuilder; 2.05% coupon bonds issued by Citigroup, Inc., a bank and diversified financial services holding company; and 1.95% coupon bonds issued by Wal-Mart Stores, Inc., an American multinational retail corporation (0.2%, 0.4%, and 0.5%, respectively, of corporate bonds at period end).

8 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2016
BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2019 Corporate Bond ETF, NYSE Arca ticker: BSCJ (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2019 Index (the "2019 Index").
The 2019 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2019. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
The 2019 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2019. The Fund has a designated year of maturity of 2019 and will terminate on or about December 31, 2019. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2019 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser, uses quantitative analysis to select securities from the 2019 Index universe to obtain a representative sample of securities that resemble the 2019 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2016.
On a market price basis, the Fund generated a total return of 0.55%, which included a decrease in market price over the period to $21.18 on November 30, 2016, from $21.26 on May 31, 2016. On an NAV basis, the Fund generated a total return of 0.46%, which included a decrease in NAV over the period to $21.10 on November 30, 2016, from $21.20 on May 31, 2016. At the end of the period, the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the 2019 Index returned 0.55%, and the Bloomberg Barclays U.S. Aggregate Bond Index returned -0.92% during the six-month period ended November 30, 2016.
The Fund made the following monthly distributions per share during the six-month period ended November 30, 2016, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2016	$0.0355
July	$0.0335
August	$0.0321
September	$0.0358
October	$0.0323
November	$0.0298
Total	$0.1990
Performance Attribution
 For the six-month period ended November 30, 2016, the energy category contributed the most to the Fund's return, followed by the banking category. The consumer cyclical category detracted the most, followed by the other/industrial category.
Positions that contributed the most to return included 5.7% coupon bonds issued by Cenovus Energy, Inc., an integrated oil company headquartered in Calgary, Alberta (0.3% of corporate bonds at period end); 8.5% coupon bonds issued by Pride International, Inc., an offshore oil drilling company (0.2% of corporate bonds at period end); and 6.5% coupon bonds issued by Hughes Satellite Systems Corp., a provider of satellite broadband and innovative network technologies (not held by the Fund at period end).
Positions that detracted the most from return included 1.9% coupon bonds issued by Shire Acquisitions Investments Ireland DAC, an arm of Shire, the global biotechnology company; 2.25% coupon bonds issued by JPMorgan Chase & Co., a provider of global financial services and retail banking; and 1.75% coupon bonds issued by Wells Fargo Bank, N.A. (Singapore), which is a unit of the diversified financial services company Wells Fargo & Co. (0.8%, 0.9%, and 0.6%, respectively, of corporate bonds at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 9

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2016
BSCK Guggenheim BulletShares 2020 Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2020 Corporate Bond ETF, NYSE Arca ticker: BSCK (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2020 Index (the "2020 Index").
The 2020 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2020. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
The 2020 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2020. The Fund has a designated year of maturity of 2020 and will terminate on or about December 31, 2020. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2020 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser, uses quantitative analysis to select securities from the 2020 Index universe to obtain a representative sample of securities that resemble the 2020 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2016.
On a market price basis, the Fund generated a total return of -0.11%, which included a decrease in market price over the period to $21.19 on November 30, 2016, from $21.44 on May 31, 2016. On an NAV basis, the Fund generated a total return of 0.27%, which included a decrease in NAV over the period to $21.20 on November 30, 2016, from $21.37 on May 31, 2016. At the end of the period, the Fund's market value shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the 2020 Index returned 0.36%, and the Bloomberg Barclays U.S. Aggregate Bond Index returned -0.92% during the six-month period ended November 30, 2016.
The Fund made the following monthly distributions per share during the six-month period ended November 30, 2016, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2016	$0.0419
July	$0.0381
August	$0.0366
September	$0.0412
October	$0.0376
November	$0.0354
Total	$0.2308
Performance Attribution
 For the six-month period ended November 30, 2016, the banking category contributed the most to the Fund's return, followed by the consumer noncyclical category. The energy category detracted the most from the Fund's return, followed by the other financial category.
Positions that contributed the most to return included 4.5% coupon bonds and 2.63% coupon bonds issued by Verizon Communications, Inc., an integrated telecommunications company; and 6.5% coupon bonds issued by HCA, Inc., a hospital operator (1.1%, 1.0%, and 0.9%, respectively, of corporate bonds at period end).
Positions that detracted the most from return included 6.88% coupon bonds issued by Pride International, Inc., an offshore oil drilling company; 6.5% coupon bonds issued by Transocean, Inc., an offshore drilling contractor; and 5.13% coupon bonds issued by Weatherford International Ltd., an international oil and natural gas service company (0.2%, 0.1%, and 0.2%, respectively, of corporate bonds at period end).

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BSCL Guggenheim BulletShares 2021 Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2021 Corporate Bond ETF, NYSE Arca ticker: BSCL (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2021 Index (the "2021 Index").
The 2021 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2021. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
The 2021 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2021. The Fund has a designated year of maturity of 2021 and will terminate on or about December 31, 2021. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2021 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser, uses quantitative analysis to select securities from the 2021 Index universe to obtain a representative sample of securities that resemble the 2021 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2016.
On a market price basis, the Fund generated a total return of 0.69%, which included a decrease in market price over the period to $21.06 on November 30, 2016, from $21.17 on May 31, 2016. On an NAV basis, the Fund generated a total return of 0.50%, which included a decrease in NAV over the period to $20.99 on November 30, 2016, from $21.14 on May 31, 2016. At the end of the period, the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the 2021 Index returned 0.43%, and the Bloomberg Barclays U.S. Aggregate Bond Index returned -0.92% during the six-month period ended November 30, 2016.
The Fund made the following monthly distributions per share during the six-month period ended November 30, 2016, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2016	$0.0484
July	$0.0436
August	$0.0414
September	$0.0466
October	$0.0419
November	$0.0387
Total	$0.2606
Performance Attribution
 For the six-month period ended November 30, 2016, the energy category contributed the most to the Fund's return, followed by the basic industry category. The banking category detracted the most from the Fund's return, followed by the consumer non-cyclical category.
Positions that contributed the most to return included 4.7% coupon bonds issued by Ensco plc, an international offshore contract drilling company (0.4% of corporate bonds at period end); 3.9% coupon bonds issued by Encana Corp., which produces, transports and markets natural gas, oil, and natural gas liquids (0.2% of corporate bonds at period end); and 8.125% coupon bonds issued by Transocean, Inc., an offshore drilling contractor (not held in the Fund's portfolio at period end).
Positions that detracted the most from return included bonds issued by three separate American multinational technology corporations: 1.9% coupon bonds issued by Oracle Corp.; 2.2% coupon bonds issued by Cisco Systems, Inc.; and 1.55% coupon bonds issued by Microsoft Corp. (1.0%, 0.6%, and 0.7%, respectively, of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2016
BSCM Guggenheim BulletShares 2022 Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2022 Corporate Bond ETF, NYSE Arca ticker: BSCM (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2022 Index (the "2022 Index").
The 2022 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2022. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
The 2022 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2022. The Fund has a designated year of maturity of 2022 and will terminate on or about December 31, 2022. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2022 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser, uses quantitative analysis to select securities from the 2022 Index universe to obtain a representative sample of securities that resemble the 2022 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2016.
On a market price basis, the Fund generated a total return of 0.62%, which included a decrease in market price over the period to $20.97 on November 30, 2016, from $21.11 on May 31, 2016. On an NAV basis, the Fund generated a total return of 0.43%, which included a decrease in NAV over the period to $20.90 on November 30, 2016, from $21.08 on May 31, 2016. At the end of the period, the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the 2022 Index returned 0.48%, and the Bloomberg Barclays U.S. Aggregate Bond Index returned -0.92% during the six-month period ended November 30, 2016.
The Fund made the following monthly distributions per share during the six-month period ended November 30, 2016, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2016	$0.0485
July	$0.0468
August	$0.0446
September	$0.0484
October	$0.0459
November	$0.0417
Total	$0.2759
Performance Attribution
 For the six-month period ended November 30, 2016, the energy category contributed the most to the Fund's return, followed by the basic industry category. The consumer non-cyclical category detracted the most from the Fund's return, followed by the technology category.
Positions that contributed the most to return included 3.55% coupon bonds issued by Freeport-McMoRan, Inc., an international natural resources company; 3.6% coupon bonds issued by Williams Partners LP, a master limited partnership providing natural gas infrastructure; and 4.1% coupon bonds issued by Southwestern Energy Co., an independent energy exploration and production company (0.6%, 0.4%, and 0.3%, respectively, of corporate bonds at period end).
Positions that detracted the most from return included 2.65% coupon bonds issued by HSBC Holdings plc, a banking and financial services institution incorporated in England and Wales; 2.5% coupon bonds issued by Precision Castparts Corp., an American industrial goods and metal fabrication company; and 2.7% coupon bonds issued by General Electric Co., an American multinational conglomerate corporation (0.9%, 0.4%, and 1.0%, respectively, of corporate bonds at period end).

12 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2016
BSCN Guggenheim BulletShares 2023 Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2023 Corporate Bond ETF, NYSE Arca ticker: BSCN (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2023 Index (the "2023 Index").
The 2023 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2023. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
The 2023 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2023. The Fund has a designated year of maturity of 2023 and will terminate on or about December 31, 2023. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2023 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser, uses quantitative analysis to select securities from the 2023 Index universe to obtain a representative sample of securities that resemble the 2023 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2016.
On a market price basis, the Fund generated a total return of -0.36%, which included a decrease in market price over the period to $20.54 on November 30, 2016, from $20.91 on May 31, 2016. On an NAV basis, the Fund generated a total return of -0.07%, which included a decrease in NAV over the period to $20.51 on November 30, 2016, from $20.82 on May 31, 2016. At the end of the period, the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the 2023 Index returned 0.09%, and the Bloomberg Barclays U.S. Aggregate Bond Index returned -0.92% during the six-month period ended November 30, 2016.
The Fund made the following monthly distributions per share during the six-month period ended November 30, 2016, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2016	$0.0515
July	$0.0503
August	$0.0482
September	$0.0546
October	$0.0512
November	$0.0470
Total	$0.3028
Performance Attribution
 For the six-month period ended November 30, 2016, the energy category contributed the most to the Fund's return, followed by the basic industry category. The consumer non-cyclical category detracted the most from the Fund's return, followed by the consumer cyclical category.
Positions that contributed the most to the Fund's return included 3.875% coupon bonds issued by Freeport-McMoRan, Inc., an international natural resources company; 4.875% coupon bonds issued by Williams Partners LP, a master limited partnership providing natural gas infrastructure; and 4.75% coupon bonds issued by Seagate HDD Cayman, a financing arm of Seagate Technology Plc, a data storage company (0.7%, 0.6%, and 0.4%, respectively, of corporate bonds at period end).
Positions that detracted the most from return included 5.15% coupon bonds issued by Verizon Communications, Inc., an integrated telecommunications company; 2.4% coupon bonds issued by Oracle Corp., a multinational technology corporation; and 2.4% coupon bonds issued by Apple, Inc., which makes and markets personal computers and related personal computing and mobile communication devices and services (4.3%, 1.1%, and 2.7%, respectively, of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2016
BSCO Guggenheim BulletShares 2024 Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2024 Corporate Bond ETF, NYSE Arca ticker: BSCO (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2024 Index (the "2024 Index").
The 2024 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2024. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
The 2024 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2024. The Fund has a designated year of maturity of 2024 and will terminate on or about December 31, 2024. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2024 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser, uses quantitative analysis to select securities from the 2024 Index universe to obtain a representative sample of securities that resemble the 2024 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2016.
On a market price basis, the Fund generated a total return of -0.43%, which included a decrease in market price over the period to $20.41 on November 30, 2016, from $20.80 on May 31, 2016. On an NAV basis, the Fund generated a total return of -0.34%, which included a decrease in NAV over the period to $20.37 on November 30, 2016, from $20.74 on May 31, 2016. At the end of the period, the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the 2024 Index returned -0.08%, and the Bloomberg Barclays U.S. Aggregate Bond Index returned -0.92% during the six-month period ended November 30, 2016.
The Fund made the following monthly distributions per share during the six-month period ended November 30, 2016, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2016	$0.0541
July	$0.0529
August	$0.0499
September	$0.0545
October	$0.0496
November	$0.0481
Total	$0.3091
Performance Attribution
 For the six-month period ended November 30, 2016, the energy category contributed the most to the Fund's return, followed by the basic industry category. The consumer non-cyclical category detracted the most from the Fund's return, followed by the banking category.
Positions that contributed the most to the Fund's return included 4.5% coupon bonds issued by Ensco plc, an international offshore contract drilling company; and both 4.875% and 4.3% coupon bonds issued by Williams Partners LP, a master limited partnership providing natural gas infrastructure (0.3%, 0.4%, and 0.5%, respectively, of corporate bonds at period end).
Positions that detracted the most from return included 2.75% coupon bonds issued by Merck & Co., Inc., an American pharmaceutical company; 3.8% coupon bonds issued by Actavis Funding SCS, a debt-issuing vehicle incorporated in 2014 that is based in Luxembourg and operates as a subsidiary of Allergan PLC; and 2.7% coupon bonds issued by Microsoft Corp., a multinational technology company (1.1%, 2.0%, and 1.0%, respectively, of corporate bonds at period end).

14 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2016
BSCP Guggenheim BulletShares 2025 Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2025 Corporate Bond ETF, NYSE Arca ticker: BSCP (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2025 Index (the "2025 Index").
The 2025 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2025. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
The 2025 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2025. The Fund has a designated year of maturity of 2025 and will terminate on or about December 31, 2025. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2025 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser, uses quantitative analysis to select securities from the 2025 Index universe to obtain a representative sample of securities that resemble the 2025 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2016.
On a market price basis, the Fund generated a total return of -0.97%, which included a decrease in market price to $20.23 on November 30, 2016, from $20.71 on May 31, 2016. On an NAV basis, the Fund generated a total return of -0.93%, which included a decrease in NAV to $20.18 on November 30, 2016, from $20.65 on May 31, 2016. At the end of the period, the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the 2025 Index returned -0.79% and the Bloomberg Barclays U.S. Aggregate Bond Index returned -0.92% during the six-month period ended November 30, 2016.
The Fund made the following monthly distributions per share during the semiannual period ended November 30, 2016, which were characterized as ordinary income.

Month	Distribution per Share
June 2016	$0.0484
July	$0.0519
August	$0.0501
September	$0.0452
October	$0.0500
November	$0.0436
Total	$0.2892
Performance Attribution
 For the six-month period ended November 30, 2016, the energy category contributed the most to the Fund's return, followed by the basic industry category. The consumer non-cyclical category detracted the most from the Fund's return, followed by the communications category.
Positions that contributed the most to the Fund's return included 6.7% coupon bonds issued by Southwestern Energy Co., an independent energy exploration and production company; 5.2% coupon bonds issued by Ensco plc, an international offshore contract drilling company; and 3.8% coupon bonds issued by Actavis Funding SCS, a debt-issuing vehicle incorporated in 2014 that is based in Luxembourg and operates as a subsidiary of Allergan PLC (0.3%, 0.4%, and 1.6%, respectively, of corporate bonds at period end).
Positions that detracted the most from the Fund's return included 3.65% coupon bonds issued by Anheuser Busch InBev Finance, Inc., is arm of a multinational beverage and brewing company with global headquarters in Leuven, Belgium; 3.043% coupon bonds issued by Exxon Mobil Corp., an American multinational oil and gas corporation; and 3.4% coupon bonds issued by AT&T, Inc., an American multinational telecommunications conglomerate (5.0%, 1.3%, and 2.2%, respectively, of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2016
BSCQ Guggenheim BulletShares 2026 Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2026 Corporate Bond ETF, NYSE Arca ticker: BSCQ (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2026 Index (the "2026 Index").
The 2026 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2026. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
The 2026 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated investment-grade corporate bonds with effective maturities in 2026. The Fund has a designated year of maturity of 2026 and will terminate on or about December 31, 2026. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2026 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser, uses quantitative analysis to select securities from the 2026 Index universe to obtain a representative sample of securities that resemble the 2026 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the abbreviated semiannual fiscal period from the Fund's inception date of September 14, 2016 through November 30, 2016.
On a market price basis, the Fund generated a total return of -3.37%, which included a decrease in market price to $19.16 on November 30, 2016, from $19.88 at inception. On an NAV basis, the Fund generated a total return of -3.48%, which included a decrease in NAV to $19.14 on November 30, 2016, from $19.88 at inception. At the end of the period, the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the 2026 Index returned -3.28% and the Bloomberg Barclays U.S. Aggregate Bond Index returned -2.38% from the Fund's inception date through November 30, 2016.
The Fund made the one distribution during the semiannual period ended November 30, 2016, which was characterized as ordinary income. It was in November 2016 for $0.0510.
Performance Attribution
 For the six-month period ended November 30, 2016, the natural gas category contributed the most to the Fund's return, followed by the brokerage category. The banking category detracted the most from the Fund's return, followed by the consumer non-cyclical category.
Positions that contributed the most to the Fund's return included 4.75% coupon bonds issued by Energy Transfer Partners, LP, a provider of services to producers and consumers of natural gas, NGLs, crude oil, and refined products; 3.85% coupon bonds issued by Fifth Third Bank, a U.S. regional banking corporation, headquartered in Cincinnati, Ohio; and 4.3% coupon bonds issued by HSBC Holdings PLC, a banking and financial services institution incorporated in England and Wales (0.9%, 1.8%, and 1.8%, respectively, of corporate bonds at period end).
Positions that detracted the most from return included 1.85% coupon bonds issued by Walt Disney Co., an American diversified multinational mass media and entertainment conglomerate; 2.4% coupon bonds issued by Microsoft Corp., a multinational technology company; and 2.65% coupon bonds issued by Duke Energy Corp., an electric power holding company in the U.S. (0.8%, 1.7%, and 0.8%, respectively, of corporate bonds at period end).

16 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2016
BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2016 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJG (the "Fund") sought investment results that corresponded generally to the performance, before the Fund's fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2016 Index (the "High Yield 2016 Index"). Pursuant to the terms of the Fund's prospectus, the Fund was liquidated on December 30, 2016.
The High Yield 2016 Index was a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2016. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
High yield bonds (also known as "junk bonds") are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser (the "Investment Adviser"), believes are of comparable quality.
The High Yield 2016 Index was designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2016. The Fund had a designated year of maturity of 2016 and its final day of trading was December 30, 2016. In connection with the Fund's termination, on December 30, 2016, the Fund made a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The distribution per share was $25.81559. The Fund did not seek to return any predetermined amount at maturity.
Under normal conditions, the Fund invested at least 80% of its total assets in component securities that comprise the High Yield 2016 Index. In the last six months of operation, as bonds held by the Fund were maturing, the Fund's portfolio transitioned to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund used a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2016 Index universe to obtain a representative sample of securities that resemble the High Yield 2016 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2016.
On a market price basis, the Fund generated a total return of 0.72%; the market price was $25.82 on November 30, 2016, the same as on May 31, 2016. On an NAV basis, the Fund generated a total return of 0.46%, which included a decrease in NAV over the period to $25.83 on November 30, 2016, from $25.90 on May 31, 2016. At the end of the period, the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the High Yield 2016 Index returned 0.68%, and the Bloomberg Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 6.43% for the six-month period ended November 30, 2016. While the High Yield 2016 Index includes only bonds with effective maturities in the year 2016, the Bloomberg Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.
The Fund made the following monthly distributions per share during the six-month period ended November 30, 2016, all of which were characterized as ordinary income. In addition, on December 7, 2016, after the period ended, the Fund issued its final distribution, $0.0179, which was characterized as ordinary income.

Month	Distribution per Share
June 2016	$0.0525
July	$0.0387
August	$0.0264
September	$0.0300
October	$0.0226
November	$0.0192
Total	$0.1894
Performance Attribution
 For the six-month period ended November 30, 2016, the energy category contributed the most to the Fund's return, followed by the communications category. The electric category was the only detractor; the technology category contributed least.
Positions that contributed the most to return included 6.0% coupon bonds issued by Sprint Communications, Inc., a financing subsidiary of Sprint Corporation, a telecommunications holding company that provides wireless and Internet services (46.0% of corporate bonds at period end); 9.25% coupon bonds issued by Rite Aid Corp., a U.S. drugstore chain with 4,550 stores in 31 states (not held in the Fund's portfolio at period end); and 7.5% coupon bonds issued by Sabine Pass LNG, LP, a receiving terminal for liquid natural gas that is owned by Cheniere Energy, Inc. (not held in the Fund's portfolio at period end).
Positions that detracted the most from return included 7.125% coupon bonds issued by Reynolds Group Issuer, Inc., a subsidiary of Reynolds Group Holdings Ltd., a global manufacturer and supplier of consumer beverage and foodservice packaging products; 7.25% coupon bonds issued by Endo Finance Co., the financing arm of Endo Health Solutions, Inc., a global specialty health care company; and 6.75% coupon bonds issued by Vedanta Resources Plc, a global diversified metals and mining company with headquarters in London (none held in the Fund's portfolio at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 17

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2016
BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2017 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJH (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2017 Index (the "High Yield 2017 Index").
The High Yield 2017 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2017. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
High yield bonds (also known as "junk bonds") are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser (the "Investment Adviser"), believes are of comparable quality.
The High Yield 2017 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2017. The Fund has a designated year of maturity of 2017 and will terminate on or about December 31, 2017. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2017 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2017 Index universe to obtain a representative sample of securities that resemble the High Yield 2017 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2016.
On a market price basis, the Fund generated a total return of 1.93%; the market price was $25.80 on November 30, 2016, the same as on May 31, 2016. On an NAV basis, the Fund generated a total return of 2.32%, which included an increase in NAV over the period to $25.87 on November 30, 2016, from $25.77 on May 31, 2016. At the end of the period, the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the High Yield 2017 Index returned 2.50%, and the Bloomberg Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 6.43% for the six-month period ended November 30, 2016. While the High Yield 2017 Index includes only bonds with effective maturities in the year 2017, the Bloomberg Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.
The Fund made the following monthly distributions per share during the six-month period ended November 30, 2016, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2016	$0.0825
July	$0.0801
August	$0.0779
September	$0.0892
October	$0.0833
November	$0.0807
Total	$0.4937
Performance Attribution
 For the six-month period ended November 30, 2016, the communications category contributed the most to the Fund's return, followed by the capital goods category. The electric category detracted the most from return; the other/financial category contributed least.
Positions that contributed the most to return included 9.125% coupon bonds issued by Associated Materials LLC, which manufactures and distributes building products; 8.375% coupon bonds issued by Sprint Communications, Inc., a financing subsidiary of Sprint Corporation, a telecommunications holding company that provides wireless and Internet services; and 6.9% coupon bonds issued by Springleaf Financial Corp., an Indiana-based provider of loans and other credit-related products (1.4%, 3.1%, and 3.6%, respectively, of corporate bonds at period end).
Positions that detracted the most from return included 7.875% coupon bonds issued by GenOnEnergy, Inc., an electricity provider in Texas that is part of NRG Energy; 6.625% coupon bonds issued by American Axle & Manufacturing, Inc., manufacturer of automobile driveline and drivetrain components and systems; and 6.75% coupon bonds issued by Univision Communications, Inc., the leading multimedia company serving Hispanic America (0.4%, 1.3%, and 2.7%, respectively, of corporate bonds at period end).

18 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2016
BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2018 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJI (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2018 Index (the "High Yield 2018 Index").
The High Yield 2018 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2018. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
High yield bonds (also known as "junk bonds") are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser (the "Investment Adviser"), believes are of comparable quality.
The High Yield 2018 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2018. The Fund has a designated year of maturity of 2018 and will terminate on or about December 31, 2018. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2018 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2018 Index universe to obtain a representative sample of securities that resemble the High Yield 2018 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2016.
On a market price basis, the Fund generated a total return of 3.91%, which included an increase in market price over the period to $25.15 on November 30, 2016, from $24.74 on May 31, 2016. On an NAV basis, the Fund generated a total return of 4.05%, which included an increase in NAV over the period to $25.13 on November 30, 2016, from $24.69 on May 31, 2016. At the end of the period, the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the High Yield 2018 Index returned 4.87%, and the Bloomberg Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 6.43% for the six-month period ended November 30, 2016. While the High Yield 2018 Index includes only bonds with effective maturities in the year 2018, the Bloomberg Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.
The Fund made the following monthly distributions per share during the six-month period ended November 30, 2016, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2016	$0.1022
July	$0.0962
August	$0.0870
September	$0.0977
October	$0.0901
November	$0.0785
Total	$0.5517
Performance Attribution
 For the six-month period ended November 30, 2016, the basic industry category contributed the most to the Fund's return, followed by the communications category. The electric category contributed the least, followed by the brokerage category. No category detracted.
Positions that contributed the most to return included 9.0% coupon bonds issued by Sprint Communications, Inc., a financing subsidiary of Sprint Corporation, a telecommunications holding company that provides wireless and Internet services; 5.75% coupon bonds issued by Harsco Corp., a diversified industrial company; and 8.45% coupon bonds issued by Navient Corp., a loan servicing company formerly known as Sallie Mae (5.2%, 0.8%, and 4.0%, respectively, of corporate bonds at period end).
Positions that detracted the most significantly from return included 10.75% coupon bonds issued by Speedy Cash Intermediate Holdings Corp., a provider of specialty financial services (not held in the Fund's portfolio at period end); 5.125% coupon bonds issued by Community Health Systems, Inc., a provider of general hospital healthcare services in the U.S. (1.3% corporate bonds at period end); and 10.875% coupon bonds issued by Tervita Corp., which specializes in energy and environmental waste services (less than 0.1% of corporate bonds at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 19

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2016
BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2019 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJJ (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2019 Index (the "High Yield 2019 Index").
The High Yield 2019 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2019. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
High yield bonds (also known as "junk bonds") are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser (the "Investment Adviser"), believes are of comparable quality.
The High Yield 2019 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2019. The Fund has a designated year of maturity of 2019 and will terminate on or about December 31, 2019. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2019 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2019 Index universe to obtain a representative sample of securities that resemble the High Yield 2019 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2016.
On a market price basis, the Fund generated a total return of 4.47%, which included an increase in market price over the period to $24.04 on November 30, 2016, from $23.60 on May 31, 2016. On an NAV basis, the Fund generated a total return of 4.08%, which included an increase in NAV over the period to $23.96 on November 30, 2016, from $23.61 on May 31, 2016. At the end of the period, the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the High Yield 2019 Index returned 5.32%, and the Bloomberg Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 6.43% for the six-month period ended November 30, 2016. While the High Yield 2019 Index includes only bonds with effective maturities in the year 2019, the Bloomberg Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.
The Fund made the following monthly distributions per share during the six-month period ended November 30, 2016, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2016	$0.1038
July	$0.1071
August	$0.0982
September	$0.1099
October	$0.0992
November	$0.0885
Total	$0.6067
Performance Attribution
 For the six-month period ended November 30, 2016, the communications category contributed the most to the Fund's return, followed by the energy category. The consumer non-cyclical category detracted the most from return.
Positions that contributed the most significantly to return included 6.9% coupon bonds issued by Sprint Capital Corp., a debt issuing vehicle that operates as a subsidiary of Sprint Corporation; 9.625% coupon bonds issued by Weatherford International Ltd., an international oil and natural gas service company; and 6.75% coupon bonds issued by Consolidated Energy Finance SA, a debt issuing vehicle that operates as a subsidiary of Consolidated Energy Limited (2.5%, 0.5%, and 1.3%, respectively, of corporate bonds at period end).
Positions that detracted the most significantly from return included 8.0% coupon bonds issued by CHS/Community Health Systems, Inc., a provider of general hospital healthcare services in the U.S.; 8.25% coupon bonds issued by Carlstar Group LLC, a global manufacturer of original equipment and aftermarket specialty tires and wheels; and 9.25% coupon bonds issued by BI-LO LLC, a supermarket chain owned by Southeastern Grocers LLC (1.9%, 0.4%, and 0.5%, respectively, of corporate bonds at period end).

20 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2016
BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2020 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJK (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2020 Index (the "High Yield 2020 Index").
The High Yield 2020 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2020. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
High yield bonds (also known as "junk bonds") are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser (the "Investment Adviser"), believes are of comparable quality.
The High Yield 2020 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2020. The Fund has a designated year of maturity of 2020 and will terminate on or about December 31, 2020. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2020 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2020 Index universe to obtain a representative sample of securities that resemble the High Yield 2020 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2016.
On a market price basis, the Fund generated a total return of 5.38%, which included an increase in market price over the period to $24.16 on November 30, 2016, from $23.53 on May 31, 2016. On an NAV basis, the Fund generated a total return of 5.17%, which included an increase in NAV over the period to $24.06 on November 30, 2016, from $23.48 on May 31, 2016. At the end of the period, the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the High Yield 2020 Index returned 6.12%, and the Bloomberg Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 6.43% for the six-month period ended November 30, 2016. While the High Yield 2020 Index includes only bonds with effective maturities in the year 2020, the Bloomberg Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.
The Fund made the following monthly distributions per share during the six-month period ended November 30, 2016, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2016	$0.1141
July	$0.1052
August	$0.0968
September	$0.1117
October	$0.0999
November	$0.0973
Total	$0.6250
Performance Attribution
 For the six-month period ended November 30, 2016, the energy category contributed the most to the Fund's return, followed by the basic industry category. The consumer non-cyclical category detracted the most from return. The electric category contributed least.
Positions that contributed the most significantly to return included 7.0% coupon bonds issued by Sprint Communications, Inc., a financing subsidiary of Sprint Corporation, a telecommunications holding company that provides wireless and Internet services; 9.375% coupon bonds issued by EP Energy Corp., a North American oil and natural gas producer; and 7.625% coupon bonds issued by AK Steel Corp., a financing arm of AK Steel Holding Corp., an American steel producer LLC (1.1%, 0.5%, and 0.7%, respectively, of corporate bonds at period end).
Positions that detracted the most significantly from return included 7.125% coupon bonds issued by Community Health Systems, Inc., a provider of general hospital healthcare services in the U.S.; 6.375% coupon bonds issued by VPI Escrow Corp., a subsidiary of Valeant Pharmaceuticals International, a specialty pharmaceutical company; and 5.375% coupon bonds issued by VRX Escrow Corp., a subsidiary of Valeant Pharmaceuticals International, a specialty pharmaceutical company (0.5%, 1.4%, and 1.2%, respectively, of the Fund's corporate bonds at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 21

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2016
BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2021 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJL (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2021 Index (the "High Yield 2021 Index").
The High Yield 2021 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2021. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
High yield bonds (also known as "junk bonds") are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser (the "Investment Adviser") believes are of comparable quality.
The High Yield 2021 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2021. The Fund has a designated year of maturity of 2021 and will terminate on or about December 31, 2021. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2021 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2021 Index universe to obtain a representative sample of securities that resemble the High Yield 2021 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2016.
On a market price basis, the Fund generated a total return of 5.41%, which included an increase in market price over the period to $24.57 on November 30, 2016, from $23.92 on May 31, 2016. On an NAV basis, the Fund generated a total return of 5.55%, which included an increase in NAV over the period to $24.53 on November 30, 2016, from $23.85 on May 31, 2016. At the end of the period, the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the High Yield 2021 Index returned 7.50%, and the Bloomberg Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 6.43% for the six-month period ended November 30, 2016. While the High Yield 2021 Index includes only bonds with effective maturities in the year 2021, the Bloomberg Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.
The Fund made the following monthly distributions per share during the six-month period ended November 30, 2016, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2016	$0.1081
July	$0.1081
August	$0.0988
September	$0.1143
October	$0.1015
November	$0.1021
Total	$0.6329
Performance Attribution
 For the six-month period ended November 30, 2016, the communications category contributed the most to the Fund's return, followed by energy category. The transportation category was the leading detractor from return, followed by the banking category.
Positions that contributed most significantly to return included 7.25% coupon bonds issued by Sprint Corp., a telecommunications holding company that provides wireless and Internet services; 7.375% coupon bonds issued by Wind Acquisition Finance S.A., a debt issuing vehicle that operates as a subsidiary of Wind Telecomunicazioni SpA; and 8.125% coupon bonds issued by Transocean, Inc., an offshore drilling contractor company (1.8%, 2.0%, and 0.5%, respectively, of the Fund's corporate bonds at period end).
Positions that detracted most significantly from return included 9.0% coupon bonds issued by CEVA Group Plc, a non-asset based supply chain management company based in the Netherlands; 5.125% coupon bonds issued by CHS/Community Health Systems, Inc., a provider of general hospital healthcare services in the U.S.; and 7.5% coupon bonds issued by Valeant Pharmaceuticals International, a specialty pharmaceutical company (0.2%, 0.9%, and 0.9%, respectively, of corporate bonds at period end).

22 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2016
BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2022 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJM (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2022 Index (the "High Yield 2022 Index").
The High Yield 2022 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2022. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
High yield bonds (also known as "junk bonds") are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser (the "Investment Adviser"), believes are of comparable quality.
The High Yield 2022 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2022. The Fund has a designated year of maturity of 2022 and will terminate on or about December 31, 2022. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2022 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2022 Index universe to obtain a representative sample of securities that resemble the High Yield 2022 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2016.
On a market price basis, the Fund generated a total return of 5.92%, which included an increase in market price over the period to $24.75 on November 30, 2016, from $24.00 on May 31, 2016. On an NAV basis, the Fund generated a total return of 5.84%, which included an increase in NAV over the period to $24.70 on November 30, 2016, from $23.97 on May 31, 2016. At the end of the period, the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the High Yield 2022 Index returned 6.76%, and the Bloomberg Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 6.43% for the six-month period ended November 30, 2016. While the High Yield 2022 Index includes only bonds with effective maturities in the year 2022, the Bloomberg Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.
The Fund made the following monthly distributions per share during the six-month period ended November 30, 2016, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2016	$0.1146
July	$0.1017
August	$0.1013
September	$0.1187
October	$0.1166
November	$0.1060
Total	$0.6589
Performance Attribution
 For the six-month period ended November 30, 2016, the energy category contributed the most to the Fund's return, followed by the communications category. The leading detractors from return was the banking category. The insurance category contributed least.
Positions that contributed most significantly to return included 6.0% coupon bonds issued by Sprint Communications, Inc., a financing subsidiary of Sprint Corporation, a telecommunications holding company that provides wireless and Internet services; 8.0% coupon bonds issued by Chesapeake Energy Corp., a producer of oil and natural gas; and 5.875% coupon bonds issued by Consol Energy, Inc., an American energy company with interests in coal and natural gas production (1.1%, 1.5%, and 1.4%, respectively, of the Fund's corporate bonds at period end).
Positions that detracted most significantly from return included 6.875% coupon bonds issued by Community Health Systems, Inc., a provider of general hospital healthcare services in the U.S.; 8.125% coupon bonds issued by Tenet Healthcare Corp., a healthcare services company; and 6.25% coupon bonds issued by Hertz Corp., a car rental company that is a subsidiary of Hertz Global Holdings, Inc. (0.9%, 2.0%, and 0.5%, respectively, of the Fund's corporate bonds at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 23

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2016
BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2023 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJN (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2023 Index (the "High Yield 2023 Index").
The High Yield 2023 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2023. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
High yield bonds (also known as "junk bonds") are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser (the "Investment Adviser"), believes are of comparable quality.
The High Yield 2023 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2023. The Fund has a designated year of maturity of 2023 and will terminate on or about December 31, 2023. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2023 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2023 Index universe to obtain a representative sample of securities that resemble the High Yield 2023 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2016.
On a market price basis, the Fund generated a total return of 4.59%, which included an increase in market price to $26.13 on November 30, 2016, from $25.60 on May 31, 2016. On an NAV basis, the Fund generated a total return of 4.76%, which included an increase in NAV to $26.15 on November 30, 2016, from $25.58 at inception. At the end of the period, the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the High Yield 2023 Index returned 6.32%, and the Bloomberg Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 6.43% for the six-month period ended November 30, 2016. While the High Yield 2023 Index includes only bonds with effective maturities in the year 2023, the Bloomberg Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.
The Fund made the following monthly distributions per share during the semiannual period ended November 30, 2016, which were characterized as ordinary income.

Month	Distribution per Share
June 2016	$0.1198
July	$0.0912
August	$0.1029
September	$0.1325
October	$0.0817
November	$0.1126
Total	$0.6407
Performance Attribution
 For the period from inception through November 30, 2016, the communications category contributed the most to the Fund's return, followed by the energy category. No category detracted from return; the insurance category contributed least.
Positions that contributed most significantly to return included 7.875% coupon bonds issued by Sprint Corporation, a telecommunications holding company that provides wireless and Internet services; 6.375% coupon bonds issued by TerraForm Power Operating LLC, which owns and operates solar power plants; and 7.0% coupon bonds issued by First Data Corp., a credit-card processor (3.2%, 0.9%, and 2.2%, respectively, of the Fund's corporate bonds at period end).
Positions that detracted most significantly from return included 5.875% coupon bonds issued by VRX Escrow Corp., a finance unit of Valeant Pharmaceuticals International, Inc., a specialty pharmaceuticals company; 5.5% coupon bonds issued by Valeant Pharmaceuticals International, Inc., a specialty pharmaceuticals company; and 6.75% coupon bonds issued by Tenet Healthcare Corp., a healthcare services company (1.9%, 0.9%, and 1.5%, respectively, of the Fund's corporate bonds at period end).

24 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2016
BSJO Guggenheim BulletShares 2024 High Yield Corporate Bond ETF
Fund Overview
The Guggenheim BulletShares® 2024 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJO (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2024 Index (the "High Yield 202 Index").
The High Yield 2024 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2024. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC ("Accretive" or the "Index Provider"). Accretive is an affiliate of Guggenheim Investments.
High yield bonds (also known as "junk bonds") are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund's investment adviser (the "Investment Adviser"), believes are of comparable quality.
The High Yield 2024 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar-denominated high yield corporate bonds with effective maturities in 2024. The Fund has a designated year of maturity of 2024 and will terminate on or about December 31, 2024. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.
The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2024 Index. In the last 12 months of operation, when the bonds held by the Fund mature, the Fund's portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.
The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2024 Index universe to obtain a representative sample of securities that resemble the High Yield 2024 Index in terms of key risk factors, performance attributes, and other characteristics. These include maturity, credit quality, sector, duration, and other financial characteristics of fixed-income securities.
Fund Performance
 All Fund returns cited—whether based on net asset value ("NAV") or market price—assume the reinvestment of all distributions. This report discusses the abbreviated semiannual fiscal period from the Fund's inception date of September 14, 2016 through November 30, 2016.
On a market price basis, the Fund generated a total return of 0.37%, which included an decrease in market price to $24.95 on November 30, 2016, from $24.98 at inception. On an NAV basis, the Fund generated a total return of 0.05%, which included a decrease in NAV to $24.87 on November 30, 2016, from $24.98 at inception. At the end of the period, the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the 2024 Index returned 0.62% and the Bloomberg Barclays U.S. Aggregate Bond Index returned 1.10% from the Fund's inception date through November 30, 2016.
The Fund made the following monthly distribution per share during the abbreviated semiannual period ended November 30, 2016. It was characterized as ordinary income.

Month	Distribution per Share
November	$0.1234
Total	$0.1234
Performance Attribution
 For the period from inception through November 30, 2016, the energy category contributed the most to the Fund's return, followed by the capital goods category. The electric category detracted the most from return, followed by the consumer cyclical category.
Positions that contributed most significantly to return included 5.875% coupon bonds issued by Energy Transfer Equity LP, a master limited partnership that owns the general partner and 100% of the incentive distribution rights of Energy Transfer Partners LP and Sunoco LP; 7.125% coupon bonds issued by Diamond 1 Finance Corp., a special purpose entity organized by Dell International to help back its acquisition of EMC Corp.; and 5.25% coupon bonds issued by WPX Energy, Inc., petroleum and natural gas exploration company (2.9%, 3.1%, and 2.7%, respectively, of corporate bonds at period end).
Positions that detracted most significantly from return included 9.5% coupon bonds issued by Cengage Learning, Inc., an educational-content, -technology, and -services company; 7.625% coupon bonds issued by Dynegy, Inc., which operates electricity-generating stations in the U.S.; and 5.125% coupon bonds issued by Ally Financial, Inc., previously known as GMAC, Inc., an American bank holding company (2.5%, 3.2%, and 2.8%, respectively, of corporate bonds at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 25

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2016
GSY Guggenheim Enhanced Short Duration ETF
Fund Overview
The Guggenheim Enhanced Short Duration ETF, NYSE Arca ticker: GSY (the "Fund") seeks maximum current income, consistent with preservation of capital and daily liquidity. The Fund uses a low-duration strategy to seek to outperform the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index (Benchmark) in addition to providing returns in excess of those available in U.S. Treasury bills, government repurchase agreements, and money market funds, while seeking to provide preservation of capital and daily liquidity. The Fund is not a money market fund and thus does not seek to maintain a stable net asset value of $1.00 per share. The Fund expects, under normal circumstances, to hold a diversified portfolio of fixed-income instruments of varying maturities, but that have an average duration of less than one year. The Fund will invest at least 80% of its net assets in fixed-income securities and in exchange-traded funds and closed-end funds that invest substantially all of their assets in fixed-income securities.
GSY primarily invests in U.S. dollar-denominated investment-grade debt securities, including U.S. Treasury securities and corporate bonds, rated Baa3 or higher by Moody's Investors Service, Inc., (Moody's) or equivalently rated by Standard & Poor's Rating Group (S&P) or Fitch Investor Services (Fitch) or any other nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined by Guggenheim Funds Investment Advisors, LLC (the "Investment Adviser") to be of comparable quality.
The Fund may invest no more than 10% of its assets in high-yield securities, also referred to as junk bonds, which are debt securities that are rated below-investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Investment Adviser believes are of comparable quality.
The Fund may also invest up to 20% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Fund may invest up to 25% of its assets in municipal securities. The Fund will not invest in options contracts, futures contracts, or swap agreements. The Fund may invest up to 20% of its assets in mortgage-backed securities (MBS) or in other asset-backed securities (ABS).
Fund Performance
 All Fund returns cited—whether based on net asset value (NAV) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2016.
On a market price basis, the Fund generated a total return of 0.94%. On an NAV basis, the Fund generated a total return of 0.98%. At the end of the period, the market price and the NAV of the Fund's shares were both $50.19, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For short-term high-quality fixed-income market comparison purposes, the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index returned 0.14% for the same period.
The Fund made the following monthly distributions per share during the six-month period ended November 30, 2016, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2016	$0.0548
July	$0.0517
August	$0.0466
September	$0.0516
October	$0.0513
November	$0.0496
Total	$0.3056

26 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2016
GSY Guggenheim Enhanced Short Duration ETF continued
Performance Discussion
 Throughout the period, the Fund maintained a portfolio of investments from across the credit spectrum. The Fund is primarily invested in corporate bonds, commercial paper, repurchase agreements, and ABS. The Fund's high allocation to floating rate securities mitigates interest-rate risk, while repurchase agreements, agency-discount notes, and commercial paper help the Fund manage its liquidity needs. The Fund's focus on high-quality short-maturity holdings helps the Fund manage credit risk. The Fund continues to maintain an average effective duration below one-half year.
A combination of domestic and global central bank developments and structural changes to rules that govern money market mutual funds were driving factors for global interest rates during the period. Although U.S rates began to rise with the expectation that the U.S. Federal Reserve would increase its key overnight rate in December, ongoing asset purchase programs by the European Central Bank (ECB) and Bank of Japan (BoJ) will likely continue to support sovereign debt and credit markets. With SEC money market reforms taking effect, and investors shifting from prime funds to government funds, lack of demand for prime instruments put upward pressure on short-term funding rates such as 3-month USD LIBOR and the Securities Industry and Financial Market Association (SIFMA) indices.
During the period, the Fund generated positive returns attributable to the tightening of credit spreads in risk assets as well as the Fund's carry. Positive returns have largely been driven by the Fund's investments in asset-backed securities (ABS), as well as short duration investment grade corporate bonds. Investments in repurchase agreements and municipal variable rate discount notes (VRDNs) also generated income for the Fund.
Value was found within select CLO markets as well as certain asset-backed securities (ABS) and residential mortgage-backed securities (RMBS) sectors. Although strong domestic and foreign demand kept investment grade corporate bonds well bid and spreads at tight levels, periods of weakness provided buying opportunities. Considerable yield pick-up was also found in securities whose floating rate coupons were tied to LIBOR and SIFMA indices.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 27

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2016
LVL Guggenheim S&P Global Dividend Opportunities Index ETF
Fund Overview
The Guggenheim S&P Global Dividend Opportunities Index ETF, NYSE Arca ticker: LVL (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the S&P Global Dividend Opportunities Index (the "Index").
The Index consists of 100 common stocks and American Depositary Receipts ("ADRs") that offer high dividend yields chosen from a universe consisting of the stocks listed on the exchanges of those countries included in the S&P Global Broad Market Index, an index designed to measure global stock market performance. Potential index constituents include common stocks and ADRs with market capitalizations greater than $1.0 billion at the time of reconstitution, which for ADRs is determined based on an evaluation of the underlying security, and includes securities of mid- and large-capitalization companies, as defined by Standard & Poor's, the Fund's index provider ("S&P" or the "Index Provider").
The Fund will invest at least 90% of its total assets in common stocks and ADRs that comprise the Index and depositary receipts and shares representing common stocks that comprise the Index (or underlying securities representing ADRs that comprise the Index.) The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.
The Fund announced during the period that, effective February 13, 2017, changes will be made to the Index methodology in order to seek enhanced performance and improve the Index's risk profile. Among the modifications will be Index eligibility and selection, constituent selection, and constituent capping. The Index will be rebalanced along these criteria on Monday, February 13, 2017. Going forward, the rebalance will occur on the 3rd Friday of July, with a secondary review in January after the close of trading on the last business day of January.
Fund Performance
 All Fund returns cited – whether based on net asset value ("NAV") or market price – assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2016.
On a market price basis, the Fund generated a total return of 8.25%, which included an increase in market price over the period to $9.94 on November 30, 2016, from $9.49 on May 31, 2016. On an NAV basis, the Fund generated a total return of 7.68%, which included an increase in NAV over the period to $9.94 on November 30, 2016, from $9.54 on May 31, 2016. At the end of the period, the market price and NAV Fund's shares were trading equally, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.
For underlying index and market comparison purposes, the Index returned 7.63% and the MSCI World Index, an index designed to measure the equity market performance of developed markets, returned 3.15% for the six-month period ended November 30, 2016.
The Fund made quarterly distributions per share of $0.1917 on June 30, 2016 and $0.1297 on September 30, 2016.
Performance Attribution
 For the six-month period ended November 30, 2016, the energy sector contributed the most from the Fund's return, followed by the consumer discretionary sector. The utilities sector detracted the most, followed by telecommunications services.
Positions that contributed the most to the Fund's return included Targa Resources Corp., which owns general and limited partner interests in a limited partnership that provides midstream natural gas and natural gas liquid services; Williams Companies, Inc., which is involved in natural gas processing and transportation, with additional petroleum and electricity generation assets; and Downer EDI Ltd., which provides various services to customers in the transportation, mining, energy and industrial engineering, utilities, communications, and facilities markets (7.4%, 4.5%, and 2.6%, respectively, of the Fund's long-term investments at period end).
Positions that detracted the most from return included Crescent Point Energy, Corp., an oil and gas production company; Berkeley Group Holdings Plc, a British property developer; and Turkcell Iletisim Hizmetleri AS, a leading mobile phone operator of Turkey (3.4%, 0.9%, and 1.0%, respectively, of the Fund's long-term investments at period end).

28 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

RISKS AND OTHER CONSIDERATIONS (Unaudited)	November 30, 2016
The views expressed in this report reflect those of the portfolio managers and Guggenheim Investments only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward-looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.
This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. An investment in the various Guggenheim Investments ETFs is subject to certain risks and other considerations. Below are some general risks and considerations associated with investing in the Funds, which may cause you to lose money, including the entire principal that you invest. Please refer to the individual ETF prospectus for a more detailed discussion of the Fund-specific risks and considerations.
Credit/Default Risk: Issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities may be unable or unwilling to make timely interest and/or principal payments or otherwise honor their obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. However, securities issued by certain U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the respective Fund's income and share price.
Interest Rate Risk: As interest rates rise, the value of fixed-income securities held by the Funds is likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations.
Income Risk: Falling interest rates may cause the Funds' income to decline.
Mortgage-and Asset-Backed Securities Risks (GSY): Mortgage-Backed Securities ("MBS") (residential and commercial) and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. The principal on MBS or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, these securities are subject to "prepayment risk" and "extension risk."
Non-Correlation Risk (excludes GSY): For passively managed Index Funds, the respective Fund's return may not match the return of the Index including, but not limited to, operating expenses and costs in buying and selling securities to reflect changes in the Index. The Fund may not be fully invested at times. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate with the Index return, as would be the case if it purchased all of the stocks with the same weightings as its underlying index.
High-Yield Securities Risk: High yield securities (bonds that are rated below investment grade) are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations as well as may be subject to greater price volatility.
Foreign Issuers Risk: Investing in non-U.S. issuers may involve unique risks such as currency, political, and economic risk, as well as less market liquidity, generally greater market volatility and less complete financial information than for U.S. issuers.
Financial Services Sector Risk: The financial services industry is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
Active Management Risk (GSY): The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's portfolio securities, the Investment Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.
Risk of Deviation between Market Price and NAV (GSY): Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. There can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.
Municipal Securities Risk (GSY): Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest. In addition, there is a risk that, as a result of the current economic crisis, the ability of any issuer to pay, when due, the principal or interest on its municipal bonds may be materially affected.
Call Risk/Prepayment Risk: During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the Funds' having to reinvest proceeds at lower interest rates, resulting in a decline in the Funds' income.
Extension Risk: An issuer may exercise its right to pay principal on an obligation later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease and the Funds' performance may suffer from the inability to invest in higher yielding securities.
Liquidity Risk: If the Funds invest in illiquid securities or securities that become illiquid, Fund returns may be reduced because the Funds may be unable to sell the illiquid securities at an advantageous time or price.
Non-Diversified Fund Risk: Certain Funds are considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 29

RISKS AND OTHER CONSIDERATIONS (Unaudited) continued	November 30, 2016
Declining Yield Risk (excludes GSY and LVL): During the final year of the Funds' operations, as the bonds held by the Funds mature and the Funds' portfolio transitions to cash and cash equivalents, the Funds' yield will generally tend to move toward the yield of cash and cash equivalents and thus may be lower than the yields of the bonds previously held by the Funds and/or prevailing yields for bonds in the market.
Fluctuation of Yield and Liquidation Amount Risk (excludes GSY and LVL): The Funds, unlike a direct investment in a bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. Unlike a direct investment in bonds, the breakdown of returns between Fund distributions and liquidation proceeds are not predictable at the time of your investment. For example, at times during the Funds' existence, they may make distributions at a greater (or lesser) rate than the coupon payments received on the Funds' portfolio, which will result in the Funds returning a lesser (or greater) amount on liquidation than would otherwise be the case. The rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Funds relative to a direct investment in corporate bonds. If the amount you receive as liquidation proceeds upon the Funds' termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.
Concentration Risk (excludes GSY): If an Index concentrates in an industry or group of industries the Funds' investments will be concentrated accordingly. In such event, the value of the Funds' shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.
Telecommunications Sector Risk (LVL): This sector is subject to extensive government regulation. The telecommunications sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid obsolescence and research and development of new products.
Equity Risk (LVL): The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.
Utilities Sector Risk (LVL): Companies in the utilities sector may be adversely affected by economic, political, and regulatory or deregulatory changes, and other occurrences associated with the utilities industry. This concentration may present more risks than investing in securities that are more broadly diversified over numerous sectors of the economy.
Medium-Sized Company Risk (LVL): Investing in securities of these companies involves greater risk as their securities may be more volatile and less liquid than investing in more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.
Risks of Investing In Other Investment Companies (GSY and LVL): Investments in securities of other investment companies involve risks, including, among others, the fact that shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies (in the case of closed-end investment companies) may sometimes require the payment of substantial premiums above the value of such companies' portfolio securities or net asset values.
In addition to the risks described, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information and at guggenheiminvestments.com/etf.

30 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	November 30, 2016
BSCG Guggenheim BulletShares 2016 Corporate Bond ETF

Fund Statistics
Share Price	$22.07
Net Asset Value	$22.09
Discount to NAV	-0.09%
Net Assets ($000)	$404,181

AVERAGE ANNUAL TOTAL RETURNS FOR
THE PERIOD ENDED NOVEMBER 30, 2016
	Six				Since
	Month	One	Three	Five	Inception
	(non-annualized)	Year	Year	Year	(06/07/10)
Guggenheim BulletShares 2016 Corporate Bond ETF
NAV	0.24%	0.56%	0.77%	2.69%	3.28%
Market	0.43%	0.38%	0.63%	2.49%	3.26%
NASDAQ
BulletShares®
USD Corporate
Bond 2016
Index	0.32%	0.80%	1.00%	2.95%	3.66%
Bloomberg
Barclays U.S.
Aggregate
Bond Index	-0.92%	2.17%	2.79%	2.43%	3.23%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $20.13 per share for share price returns or initial net asset value (NAV) of $20.13 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Financial	4.6%
Consumer, Cyclical	2.8%
Consumer, Non-cyclical	1.8%
Basic Materials	0.6%
Communications	0.5%
Industrial	0.5%
Utilities	0.4%
Total Corporate Bonds	11.2%
U.S. Government Securities	90.4%
Total Investments	101.6%
Other Assets & Liabilities, net	-1.6%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Bank of Nova Scotia, 1.10%	1.1%
Wells Fargo & Co., 2.63%	1.1%
Ford Motor Credit Company LLC, 8.00%	1.1%
Ecolab, Inc., 3.00%	1.1%
CVS Health Corp., 1.20%	0.9%
SunTrust Banks, Inc., 3.50%	0.9%
Macy's Retail Holdings, Inc., 5.90%	0.8%
BNP Paribas S.A., 1.25%	0.8%
Gilead Sciences, Inc., 3.05%	0.7%
Bank of New York Mellon Corp., 2.40%	0.7%
Top Ten Total	9.2%

"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 31

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

32 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSCH Guggenheim BulletShares 2017 Corporate Bond ETF

Fund Statistics
Share Price	$22.65
Net Asset Value	$22.67
Discount to NAV	-0.09%
Net Assets ($000)	$914,824

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2016
	Six				Since
	Month	One	Three	Five	Inception
	(non-annualized)	Year	Year	Year	(06/07/10)
Guggenheim BulletShares 2017 Corporate Bond ETF
NAV	0.56%	1.43%	1.43%	3.55%	4.07%
Market	0.26%	1.44%	1.31%	3.34%	4.04%
NASDAQ
BulletShares®
USD Corporate
Bond 2017
Index	0.67%	1.71%	1.67%	3.87%	4.47%
Bloomberg
Barclays U.S.
Aggregate
Bond Index	-0.92%	2.17%	2.79%	2.43%	3.23%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $20.19 per share for share price returns or initial net asset value (NAV) of $20.19 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Financial	42.7%
Consumer, Non-cyclical	14.7%
Energy	9.0%
Communications	8.4%
Industrial	8.3%
Consumer, Cyclical	7.8%
Technology	4.9%
Utilities	1.9%
Basic Materials	1.4%
Total Corporate Bonds	99.1%
Securities Lending Collateral	0.3%
Total Investments	99.4%
Other Assets & Liabilities, net	0.6%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
General Electric Co., 5.25%	1.2%
AbbVie, Inc., 1.75%	1.2%
Citigroup, Inc., 6.13%	1.1%
Bank of America Corp., 5.75%	1.0%
Intel Corp., 1.35%	0.9%
Cooperatieve Rabobank UA, 3.38%	0.9%
Credit Suisse AG NY, 1.38%	0.9%
Wells Fargo & Co., 5.63%	0.9%
International Business Machines Corp., 5.70%	0.9%
General Electric Co., 5.63%	0.8%
Top Ten Total	9.8%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 33

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

34 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSCI Guggenheim BulletShares 2018 Corporate Bond ETF

Fund Statistics
Share Price	$21.18
Net Asset Value	$21.16
Premium to NAV	0.09%
Net Assets ($000)	$949,142

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2016
	Six			Since
	Month	One	Three	Inception
	(non-annualized)	Year	Year	(03/28/12)
Guggenheim BulletShares 2018 Corporate Bond ETF
NAV	0.52%	1.87%	1.92%	2.97%
Market	0.29%	1.68%	1.84%	2.99%
NASDAQ BulletShares®
USD Corporate Bond
2018 Index	0.65%	2.04%	2.09%	3.26%
Bloomberg Barclays
U.S. Aggregate
Bond Index	-0.92%	2.17%	2.79%	2.27%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $19.98 per share for share price returns or initial net asset value (NAV) of $19.98 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Financial	44.5%
Consumer, Non-cyclical	15.0%
Consumer, Cyclical	8.5%
Energy	7.6%
Communications	7.1%
Industrial	6.4%
Technology	5.0%
Utilities	3.3%
Basic Materials	1.3%
Total Corporate Bonds	98.7%
Securities Lending Collateral	0.3%
Total Investments	99.0%
Other Assets & Liabilities, net	1.0%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Bank of America Corp., 6.88%	1.5%
JPMorgan Chase & Co., 6.00%	1.2%
Goldman Sachs Group, Inc., 6.15%	1.1%
Bank of America Corp., 5.65%	1.0%
Apple, Inc., 1.00%	1.0%
General Electric Co., 5.63%	1.0%
Morgan Stanley, 6.63%	0.9%
Goldman Sachs Group, Inc., 5.95%	0.8%
Bear Stearns Companies LLC, 7.25%	0.8%
Bank of America Corp., 2.00%	0.7%
Top Ten Total	10.0%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 35

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

36 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF

Fund Statistics
Share Price	$21.18
Net Asset Value	$21.10
Premium to NAV	0.38%
Net Assets ($000)	$699,594

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2016
	Six			Since
	Month	One	Three	Inception
	(non-annualized)	Year	Year	(03/28/12)
Guggenheim BulletShares 2019 Corporate Bond ETF
NAV	0.46%	2.41%	2.57%	3.32%
Market	0.55%	2.65%	2.53%	3.40%
NASDAQ BulletShares®
USD Corporate Bond
2019 Index	0.55%	2.59%	2.75%	3.69%
Bloomberg Barclays
U.S. Aggregate
Bond Index	-0.92%	2.17%	2.79%	2.27%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $19.97 per share for share price returns or initial net asset value (NAV) of $19.97 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Financial	41.8%
Consumer, Non-cyclical	15.3%
Energy	9.3%
Communications	8.4%
Consumer, Cyclical	7.1%
Industrial	6.0%
Technology	5.2%
Utilities	3.0%
Basic Materials	3.0%
Total Corporate Bonds	99.1%
Securities Lending Collateral	0.3%
Total Investments	99.4%
Other Assets & Liabilities, net	0.6%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Anheuser-Busch InBev Finance, Inc., 1.90%	1.1%
JPMorgan Chase & Co., 2.25%	0.9%
Morgan Stanley, 5.63%	0.9%
Bank of America Corp., 2.60%	0.9%
Royal Bank of Canada, 2.00%	0.8%
Goldman Sachs Group, Inc., 7.50%	0.8%
Novartis Securities Investment Ltd., 5.13%	0.8%
Shire Acquisitions Investments Ireland DAC, 1.90%	0.8%
Bank of America Corp., 7.63%	0.8%
JPMorgan Chase & Co., 6.30%	0.7%
Top Ten Total	8.5%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 37

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

38 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSCK Guggenheim BulletShares 2020 Corporate Bond ETF

Fund Statistics
Share Price	$21.19
Net Asset Value	$21.20
Discount to NAV	-0.05%
Net Assets ($000)	$690,086

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2016
	Six			Since
	Month	One	Three	Inception
	(non-annualized)	Year	Year	(03/28/12)
Guggenheim BulletShares 2020 Corporate Bond ETF
NAV	0.27%	2.74%	3.42%	3.86%
Market	-0.11%	2.44%	3.28%	3.84%
NASDAQ BulletShares®
USD Corporate Bond
2020 Index	0.36%	2.89%	3.62%	4.12%
Bloomberg Barclays U.S.
Aggregate Bond
Index	-0.92%	2.17%	2.79%	2.27%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $19.99 per share for share price returns or initial net asset value (NAV) of $19.99 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS, and CMBS.The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Financial	39.1%
Consumer, Non-cyclical	19.6%
Energy	10.6%
Communications	8.9%
Consumer, Cyclical	6.6%
Technology	5.3%
Industrial	5.1%
Utilities	2.0%
Basic Materials	1.7%
Total Corporate Bonds	98.9%
Securities Lending Collateral	1.0%
Total Investments	99.9%
Other Assets & Liabilities, net	0.1%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
GE Capital International Funding Company Unlimited Co, 2.34%	1.5%
Visa, Inc., 2.20%	1.2%
Verizon Communications, Inc., 4.50%	1.2%
AbbVie, Inc., 2.50%	1.0%
Actavis Funding SCS, 3.00%	1.0%
US Bancorp, 2.35%	1.0%
Toronto-Dominion Bank, 2.50%	1.0%
Verizon Communications, Inc., 2.63%	0.9%
HCA, Inc., 6.50%	0.9%
Bank of America Corp., 5.63%	0.9%
Top Ten Total	10.6%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 39

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

40 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSCL Guggenheim BulletShares 2021 Corporate Bond ETF

Fund Statistics
Share Price	$21.06
Net Asset Value	$20.99
Premium to NAV	0.33%
Net Assets ($000)	$481,699

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2016
	Six			Since
	Month	One	Three	Inception
	(non-annualized)	Year	Year	(07/17/13)
Guggenheim BulletShares 2021 Corporate Bond ETF
NAV	0.50%	3.94%	4.22%	4.24%
Market	0.69%	3.92%	4.31%	4.33%
NASDAQ BulletShares®
USD Corporate
Bond 2021 Index	0.43%	3.76%	4.19%	4.38%
Bloomberg Barclays
U.S. Aggregate
Bond Index	-0.92%	2.17%	2.79%	2.78%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $19.96 per share for share price returns or initial net asset value (NAV) of $19.96 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Financial	39.1%
Consumer, Non-cyclical	14.5%
Communications	9.7%
Consumer, Cyclical	8.6%
Energy	8.2%
Technology	7.8%
Industrial	5.3%
Basic Materials	3.4%
Utilities	2.0%
Total Corporate Bonds	98.6%
Securities Lending Collateral	0.6%
Total Investments	99.2%
Other Assets & Liabilities, net	0.8%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Anheuser-Busch InBev Finance, Inc., 2.65%	2.2%
Goldman Sachs Group, Inc., 5.25%	1.1%
Oracle Corp., 1.90%	1.0%
JPMorgan Chase & Co., 4.35%	1.0%
HSBC Finance Corp., 6.68%	0.9%
Morgan Stanley, 5.75%	0.9%
BNP Paribas S.A., 5.00%	0.9%
Shire Acquisitions Investments Ireland DAC, 2.40%	0.8%
Apple, Inc., 2.85%	0.8%
Morgan Stanley, 5.50%	0.8%
Top Ten Total	10.4%

"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 41

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

42 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSCM Guggenheim BulletShares 2022 Corporate Bond ETF

Fund Statistics
Share Price	$20.97
Net Asset Value	$20.90
Premium to NAV	0.33%
Net Assets ($000)	$369,942

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2016
	Six			Since
	Month	One	Three	Inception
	(non-annualized)	Year	Year	(07/17/13)
Guggenheim BulletShares 2022 Corporate Bond ETF
NAV	0.43%	4.32%	4.51%	4.27%
Market	0.62%	4.51%	4.65%	4.32%
NASDAQ BulletShares®
USD Corporate
Bond 2022 Index	0.48%	4.42%	4.73%	4.65%
Bloomberg Barclays
U.S. Aggregate
Bond Index	-0.92%	2.17%	2.79%	2.78%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $19.99 per share for share price returns or initial net asset value (NAV) of $19.99 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.
% of Net
Portfolio Breakdown	Assets
Financial	27.6%
Consumer, Non-cyclical	22.0%
Energy	11.1%
Communications	9.8%
Industrial	9.7%
Technology	7.8%
Consumer, Cyclical	5.3%
Basic Materials	3.3%
Utilities	2.4%
Total Corporate Bonds	99.0%
Securities Lending Collateral	0.7%
Total Investments	99.7%
Other Assets & Liabilities, net	0.3%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Anheuser-Busch InBev Finance, Inc., 3.30%	2.2%
Goldman Sachs Group, Inc., 5.75%	1.8%
JPMorgan Chase & Co., 4.50%	1.2%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.88%	1.1%
Barclays Bank plc, 7.63%	1.1%
JPMorgan Chase & Co., 3.25%	1.1%
Actavis Funding SCS, 3.45%	1.1%
AbbVie, Inc., 2.90%	1.0%
Anheuser-Busch InBev Worldwide, Inc., 2.50%	1.0%
Citigroup, Inc., 4.50%	1.0%
Top Ten Total	12.6%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 43

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

44 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSCN Guggenheim BulletShares 2023 Corporate Bond ETF

Fund Statistics
Share Price	$20.54
Net Asset Value	$20.51
Premium to NAV	0.15%
Net Assets ($000)	$132,296

AVERAGE ANNUAL TOTAL RETURNS FOR
THE PERIOD ENDED NOVEMBER 30, 2016
	Six		Since
	Month	One	Inception
	(non-annualized)	Year	(09/17/14)
Guggenheim BulletShares 2023 Corporate Bond ETF
NAV	-0.07%	4.73%	3.99%
Market	-0.36%	4.92%	4.00%
NASDAQ BulletShares®
USD Corporate Bond
2023 Index	0.09%	4.85%	4.04%
Bloomberg Barclays
U.S. Aggregate
Bond Index	-0.92%	2.17%	2.35%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $20.00 per share for share price returns or initial net asset value (NAV) of $20.00 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense rations.

% of Net
Portfolio Breakdown	Assets
Financial	28.3%
Consumer, Non-cyclical	17.0%
Energy	13.1%
Communications	10.9%
Consumer, Cyclical	9.4%
Technology	8.5%
Industrial	4.4%
Other	7.1%
Total Corporate Bonds	98.7%
Securities Lending Collateral	0.5%
Total Investments	99.2%
Other Assets & Liabilities, net	0.8%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Verizon Communications, Inc., 5.15%	4.2%
Apple, Inc., 2.40%	2.7%
Bank of America Corp., 3.30%	1.7%
JPMorgan Chase & Co., 3.20%	1.3%
HSBC Holdings plc, 3.60%	1.1%
Shire Acquisitions Investments Ireland DAC, 2.88%	1.1%
Oracle Corp., 2.40%	1.0%
Morgan Stanley, 3.75%	1.0%
Coca-Cola Co., 3.20%	1.0%
JPMorgan Chase & Co., 2.70%	1.0%
Top Ten Total	16.1%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 45

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSCN Guggenheim BulletShares 2023 Corporate Bond ETF continued

46 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSCO Guggenheim BulletShares 2024 Corporate Bond ETF

Fund Statistics
Share Price	$20.41
Net Asset Value	$20.37
Premium to NAV	0.20%
Net Assets ($000)	$116,134

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2016
	Six		Since
	Month	One	Inception
	(non-annualized)	Year	(09/17/14)
Guggenheim BulletShares 2024 Corporate Bond ETF
NAV	-0.34%	4.52%	3.86%
Market	-0.43%	4.36%	3.99%
NASDAQ BulletShares®
USD Corporate Bond
2024 Index	-0.08%	4.78%	4.17%
Bloomberg Barclays
U.S. Aggregate
Bond Index	-0.92%	2.17%	2.35%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $19.98 per share for share price returns or initial net asset value (NAV) of $19.98 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Financial	40.5%
Consumer, Non-cyclical	16.7%
Energy	12.1%
Communications	8.8%
Technology	6.1%
Industrial	5.0%
Consumer, Cyclical	4.5%
Basic Materials	3.0%
Utilities	1.9%
Total Corporate Bonds	98.6%
Securities Lending Collateral	0.5%
Total Investments	99.1%
Other Assets & Liabilities, net	0.9%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Actavis Funding SCS, 3.80%	2.0%
Credit Suisse AG NY, 3.63%	1.5%
Goldman Sachs Group, Inc., 4.00%	1.5%
JPMorgan Chase & Co., 3.88%	1.3%
Bank of America Corp., 4.00%	1.3%
Novartis Capital Corp., 3.40%	1.3%
Verizon Communications, Inc., 3.50%	1.2%
Bank of America Corp., 4.20%	1.2%
Morgan Stanley, 3.88%	1.2%
Bank of America Corp., 4.13%	1.2%
Top Ten Total	13.7%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 47

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSCO Guggenheim BulletShares 2024 Corporate Bond ETF continued

48 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSCP Guggenheim BulletShares 2025 Corporate Bond ETF

Fund Statistics
Share Price	$20.23
Net Asset Value	$20.18
Premium to NAV	0.25%
Net Assets ($000)	$39,342

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2016
	Six		Since
	Month	One	Inception
	(non-annualized)	Year	(10/07/15)
Guggenheim BulletShares 2025 Corporate Bond ETF
NAV	-0.93%	3.80%	3.34%
Market	-0.97%	3.80%	3.56%
NASDAQ BulletShares®
USD Corporate Bond
2025 Index	-0.79%	4.15%	3.97%
Bloomberg Barclays
U.S. Aggregate
Bond Index	-0.92%	2.17%	1.45%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $20.02 per share for share price returns or initial net asset value (NAV) of $20.02 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Financial	31.6%
Consumer, Non-cyclical	26.1%
Energy	11.4%
Technology	8.4%
Communications	7.1%
Consumer, Cyclical	5.8%
Industrial	4.1%
Utilities	2.6%
Basic Materials	1.0%
Total Corporate Bonds	98.1%
Securities Lending Collateral	1.4%
Total Investments	99.5%
Other Assets & Liabilities, net	0.5%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Anheuser-Busch InBev Finance, Inc., 3.65%	4.9%
AT&T, Inc., 3.40%	2.2%
Visa, Inc., 3.15%	1.8%
Bank of America Corp., 3.88%	1.6%
Microsoft Corp., 3.13%	1.5%
Actavis Funding SCS, 3.80%	1.5%
Morgan Stanley, 4.00%	1.3%
Citigroup, Inc., 4.40%	1.3%
Apple, Inc., 3.25%	1.3%
Shell International Finance BV, 3.25%	1.3%
Top Ten Total	18.7%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 49

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSCP Guggenheim BulletShares 2025 Corporate Bond ETF

50 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSCQ Guggenheim BulletShares 2026 Corporate Bond ETF

Fund Statistics
Share Price	$19.16
Net Asset Value	$19.14
Premium to NAV	0.10%
Net Assets ($000)	$11,484

TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2016
Since
Inception
(09/14/16)
(non-annualized)
Guggenheim BulletShares 2026 Corporate Bond ETF
NAV	-3.48%
Market	-3.37%
NASDAQ BulletShares®
USD Corporate Bond
2026 Index	-3.28%
Bloomberg Barclays U.S.
Aggregate
Bond Index	-2.38%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $19.88 per share for share price returns or initial net asset value (NAV) of $19.88 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS and CMBS.The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Financial	45.8%
Consumer, Non-cyclical	15.7%
Consumer, Cyclical	8.4%
Communications	7.7%
Technology	7.5%
Energy	6.8%
Utilities	4.2%
Industrial	2.5%
Total Investments	98.6%
Other Assets & Liabilities, net	1.4%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Mitsubishi UFJ Financial Group, Inc., 3.85%	1.8%
HSBC Holdings plc, 4.30%	1.8%
Morgan Stanley, 4.35%	1.8%
Fifth Third Bank/Cincinnati OH, 3.85%	1.8%
Citigroup, Inc., 4.30%	1.8%
Barclays plc, 5.20%	1.7%
Barclays plc, 4.38%	1.7%
HSBC Holdings plc, 3.90%	1.7%
Royal Bank of Scotland Group plc, 4.80%	1.7%
Aetna, Inc., 3.20%	1.7%
Top Ten Total	17.5%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 51

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSCQ Guggenheim BulletShares 2026 Corporate Bond ETF

52 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$25.82
Net Asset Value	$25.83
Discount to NAV	-0.04%
Net Assets ($000)	$364,242

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2016
	Six			Since
	Month	One	Three	Inception
	(non-annualized)	Year	Year	(04/25/12)
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
NAV	0.46%	1.08%	1.77%	4.35%
Market	0.72%	1.28%	1.65%	4.34%
NASDAQ BulletShares®
USD High Yield
Corporate Bond
2016 Index	0.68%	2.66%	2.32%	5.00%
Bloomberg Barclays
U.S. Corporate
High Yield Index	6.43%	12.11%	4.21%	6.32%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $24.99 per share for share price returns or initial net asset value (NAV) of $24.99 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Bloomberg Barclays U.S. Corporate High Yield Index measures the market for USD-denominated non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/ BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Communications	6.8%
Energy	2.6%
Consumer, Non-cyclical	2.2%
Industrial	0.4%
Total Corporate Bonds	12.0%
U.S. Government Securities	92.5%
Total Investments	104.5%
Other Assets & Liabilities, net	-4.5%
Net Assets	100.0%

Largest Holdings
(% of Total Net Assets)
Sprint Communications, Inc., 6.00%	5.5%
Transocean, Inc., 6.80%	2.6%
ConvaTec Healthcare E S.A., 10.50%	1.4%
Clearwire Communications LLC /
Clearwire Finance, Inc., 14.75%	1.3%
Bumble Bee Holdings, Inc., 9.00%	0.8%
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC /
Reynolds Group Issuer, 6.87%	0.4%
Largest Holdings Total	12.0%
"Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 53

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF continued

54 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$25.80
Net Asset Value	$25.87
Discount to NAV	-0.27%
Net Assets ($000)	$675,318

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2016
	Six			Since
	Month	One	Three	Inception
	(non-annualized)	Year	Year	(04/25/12)
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
NAV	2.32%	5.74%	2.50%	4.96%
Market	1.93%	5.50%	2.28%	4.89%
NASDAQ BulletShares®
USD High Yield
Corporate Bond
2017 Index	2.50%	5.98%	2.84%	5.91%
Bloomberg Barclays
U.S. Corporate
High Yield Index	6.43%	12.11%	4.21%	6.32%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $24.94 per share for share price returns or initial net asset value (NAV) of $24.94 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Bloomberg Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Communications	25.0%
Financial	19.9%
Consumer, Non-cyclical	14.2%
Consumer, Cyclical	12.1%
Basic Materials	7.6%
Industrial	7.0%
Energy	6.4%
Technology	2.8%
Utilities	1.7%
Total Corporate Bonds	96.7%
Securities Lending Collateral	3.1%
Total Investments	99.8%
Other Assets & Liabilities, net	0.2%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Springleaf Finance Corp., 6.90%	3.4%
Sprint Communications, Inc., 8.38%	3.0%
Case New Holland Industrial, Inc., 7.88%	2.8%
Univision Communications, Inc., 6.75%	2.7%
Sprint Communications, Inc., 9.13%	2.6%
CIT Group, Inc., 4.25%	2.4%
NGPL PipeCo LLC, 7.12%	2.2%
Telesat Canada / Telesat LLC, 6.00%	2.1%
Cablevision Systems Corp., 8.63%	2.1%
T-Mobile USA, Inc., 6.46%	2.1%
Top Ten Total	25.4%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 55

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF continued

56 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$25.15
Net Asset Value	$25.13
Premium to NAV	0.08%
Net Assets ($000)	$831,720

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2016
	Six			Since
	Month	One	Three	Inception
	(non-annualized)	Year	Year	(04/25/12)
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
NAV	4.05%	8.11%	2.39%	4.94%
Market	3.91%	7.93%	2.30%	4.95%
NASDAQ Bulletshares®
USD High Yield
Corporate Bond
2018 Index	4.87%	9.75%	3.12%	5.98%
Bloomberg Barclays
U.S. Corporate
High Yield Index	6.43%	12.11%	4.21%	6.32%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $24.97 per share for share price returns or initial net asset value (NAV) of $24.97 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Bloomberg Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Financial	18.5%
Communications	17.8%
Consumer, Cyclical	17.5%
Consumer, Non-cyclical	14.3%
Industrial	10.1%
Technology	6.3%
Basic Materials	5.9%
Energy	4.8%
Utilities	2.5%
Total Corporate Bonds	97.7%
Securities Lending Collateral	3.7%
Total Investments	101.4%
Other Assets & Liabilities, net	-1.4%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Sprint Communications, Inc., 9.00%	5.1%
Dollar Tree, Inc., 5.75%	4.2%
Navient Corp., 8.45%	4.0%
CIT Group, Inc., 5.25%	2.3%
Valeant Pharmaceuticals International, Inc., 6.75%	2.2%
T-Mobile USA, Inc., 6.63%	2.1%
EMC Corp., 1.88%	1.9%
Tenet Healthcare Corp., 6.25%	1.9%
T-Mobile USA, Inc., 6.13%	1.6%
DISH DBS Corp., 4.25%	1.5%
Top Ten Total	26.8%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 57

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

58 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$24.04
Net Asset Value	$23.96
Premium to NAV	0.33%
Net Assets ($000)	$469,679

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2016
	Six			Since
	Month	One	Three	Inception
	(non-annualized)	Year	Year	(09/24/13)
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
NAV	4.08%	6.90%	2.34%	3.16%
Market	4.47%	7.07%	2.29%	3.26%
NASDAQ BulletShares®
USD High Yield
Corporate Bond
2019 Index	5.32%	8.77%	1.23%	1.80%
Bloomberg Barclays
U.S. Corporate
High Yield Index	6.43%	12.11%	4.21%	4.82%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $25.03 per share for share price returns or initial net asset value (NAV) of $25.03 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Bloomberg Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Communications	19.5%
Financial	14.9%
Consumer, Non-cyclical	13.5%
Consumer, Cyclical	13.4%
Industrial	11.2%
Energy	8.9%
Basic Materials	8.2%
Other	8.2%
Total Corporate Bonds	97.8%
Securities Lending Collateral	3.3%
Total Investments	101.1%
Other Assets & Liabilities, net	-1.1%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Sprint Capital Corp., 6.90%	2.4%
Dynegy, Inc., 6.75%	2.4%
CSC Holdings LLC, 10.13%	2.2%
Reynolds Group Issuer, Inc. / Reynolds Group
Issuer LLC, 5.13%	2.1%
CIT Group, Inc., 5.50%	2.0%
DISH DBS Corp., 7.88%	1.9%
CHS/Community Health Systems, Inc., 8.00%	1.9%
Icahn Enterprises Limited Partnership / Icahn
Enterprises Finance Corp., 4.88%	1.7%
Hughes Satellite Systems Corp., 6.50%	1.5%
Tenet Healthcare Corp., 5.00%	1.4%
Top Ten Total	19.5%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 59

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF continued

60 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$24.16
Net Asset Value	$24.06
Premium to NAV	0.42%
Net Assets ($000)	$240,636

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2016
	Six			Since
	Month	One	Three	Inception
	(non-annualized)	Year	Year	(09/24/13)
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
NAV	5.17%	8.41%	2.77%	3.49%
Market	5.38%	8.76%	2.79%	3.62%
NASDAQ BulletShares®
USD High Yield
Corporate Bond
2020 Index	6.12%	9.35%	1.87%	2.66%
Bloomberg Barclays
U.S. Corporate
High Yield Index	6.43%	12.11%	4.21%	4.82%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $25.03 per share for share price returns or initial net asset value (NAV) of $25.03 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Bloomberg Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/BB+ or below.The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Communications	20.7%
Consumer, Non-cyclical	13.1%
Consumer, Cyclical	12.9%
Basic Materials	12.2%
Energy	11.3%
Financial	10.5%
Industrial	8.7%
Other	6.1%
Total Corporate Bonds	95.5%
Securities Lending Collateral	4.3%
Total Investments	99.8%
Other Assets & Liabilities, net	0.2%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC /
Reynolds Group Issuer, 5.75%	2.3%
SoftBank Corp., 4.50%	1.7%
CSC Holdings LLC, 10.88%	1.6%
Tenet Healthcare Corp., 6.00%	1.5%
EMC Corp., 2.65%	1.5%
Hexion, Inc., 6.63%	1.5%
Fiat Chrysler Automobiles N.V., 4.50%	1.4%
Citgo Holding, Inc., 10.75%	1.4%
Valeant Pharmaceuticals International, Inc., 6.38%	1.4%
Navient Corp., 8.00%	1.3%
Top Ten Total	15.6%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 61

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued

62 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$24.57
Net Asset Value	$24.53
Premium to NAV	0.16%
Net Assets ($000)	$80,938

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2016
	Six		Since
	Month	One	Inception
	(non-annualized)	Year	(09/17/14)
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
NAV	5.55%	9.49%	3.96%
Market	5.41%	9.15%	3.80%
NASDAQ BulletShares®
USD High Yield
Corporate Bond
2021 Index	7.50%	11.26%	1.60%
Bloomberg Barclays
U.S. Corporate
High Yield Index	6.43%	12.11%	3.46%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $25.00 per share for share price returns or initial net asset value (NAV) of $25.00 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Bloomberg Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt.The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Communications	20.0%
Consumer, Cyclical	17.1%
Consumer, Non-cyclical	16.2%
Financial	11.0%
Energy	10.4%
Basic Materials	10.0%
Industrial	7.1%
Technology	3.4%
Utilities	1.6%
Total Corporate Bonds	96.8%
Securities Lending Collateral	4.6%
Total Investments	101.4%
Other Assets & Liabilities, net	-1.4%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Wind Acquisition Finance S.A., 7.38%	1.9%
DISH DBS Corp., 6.75%	1.8%
Sprint Corp., 7.25%	1.7%
Diamond 1 Finance Corporation /
Diamond 2 Finance Corp, 5.88%	1.5%
International Game Technology plc, 6.25%	1.5%
Hilton Worldwide Finance LLC /
Hilton Worldwide Finance Corp., 5.63%	1.4%
MGM Resorts International, 6.63%	1.3%
HD Supply, Inc., 5.25%	1.3%
T-Mobile USA, Inc., 6.25%	1.3%
ArcelorMittal, 6.50%	1.2%
Top Ten Total	14.9%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 63

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF continued

64 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$24.75
Net Asset Value	$24.70
Premium to NAV	0.20%
Net Assets ($000)	$83,984

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2016
	Six		Since
	Month	One	Inception
	(non-annualized)	Year	(09/17/14)
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
NAV	5.84%	11.66%	4.41%
Market	5.92%	11.30%	4.31%
NASDAQ Bulletshares®
USD High Yield
Corporate Bond
2022 Index	6.76%	13.36%	3.85%
Bloomberg Barclays
U.S. Corporate
High Yield Index	6.43%	12.11%	3.46%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $25.04 per share for share price returns or initial net asset value (NAV) of $25.04 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Bloomberg Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Communications	20.2%
Consumer, Non-cyclical	16.6%
Energy	16.3%
Consumer, Cyclical	12.4%
Industrial	9.6%
Basic Materials	6.7%
Financial	6.4%
Other	6.4%
Total Corporate Bonds	94.6%
Securities Lending Collateral	3.4%
Total Investments	98.0%
Other Assets & Liabilities, net	2.0%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
SFR Group S.A., 6.00%	2.3%
Tenet Healthcare Corp., 8.13%	1.9%
Altice Luxembourg S.A., 7.75%	1.7%
Chesapeake Energy Corp., 8.00%	1.4%
CONSOL Energy, Inc., 5.88%	1.3%
Nielsen Finance LLC / Nielsen Finance Co., 5.00%	1.3%
DISH DBS Corp., 5.88%	1.2%
Frontier Communications Corp., 10.50%	1.2%
HCA, Inc., 7.50%	1.2%
Dynegy, Inc., 7.38%	1.1%
Top Ten Total	14.6%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 65

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF continued

66 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$26.13
Net Asset Value	$26.15
Discount to NAV	-0.08%
Net Assets ($000)	$23,531

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2016
	Six		Since
	Month	One	Inception
	(non-annualized)	Year	(10/07/15)
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
NAV	4.76%	9.56%	8.80%
Market	4.59%	9.30%	8.76%
NASDAQ BulletShares®
USD High Yield
Corporate Bond
2023 Index	6.32%	11.65%	10.55%
Bloomberg Barclays
U.S. Corporate
High Yield Index	6.43%	12.11%	10.24%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $24.97 per share for share price returns or initial net asset value (NAV) of $24.97 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Bloomberg Barclays U.S. Corporate High Yield Index measures the market for USD denominated non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/ BB+ or below.The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Consumer, Non-cyclical	20.6%
Communications	20.0%
Consumer, Cyclical	15.5%
Energy	13.8%
Technology	9.9%
Industrial	6.7%
Financial	5.5%
Basic Materials	3.7%
Utilities	1.5%
Total Corporate Bonds	97.2%
Securities Lending Collateral	3.3%
Total Investments	100.5%
Other Assets & Liabilities, net	-0.5%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Sprint Corp., 7.88%	3.2%
First Data Corp., 7.00%	2.2%
Valeant Pharmaceuticals International, Inc., 5.88%	1.9%
PetSmart, Inc., 7.13%	1.7%
Prime Security Services Borrower LLC /
Prime Finance, Inc., 9.25%	1.5%
Tenet Healthcare Corp., 6.75%	1.5%
Continental Resources, Inc., 4.50%	1.4%
United Rentals North America, Inc., 6.13%	1.4%
Constellation Brands, Inc., 4.25%	1.3%
T-Mobile USA, Inc., 6.00%	1.3%
Top Ten Total	17.4%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 67

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF continued

68 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSJO Guggenheim BulletShares 2024 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$24.95
Net Asset Value	$24.87
Premium to NAV	0.32%
Net Assets ($000)	$7,462

AVERAGE ANNUAL TOTAL RETURN FOR THE
PERIOD ENDED NOVEMBER 30, 2016
Since
Inception
(09/14/16)
(non-annualized)
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF
NAV	0.05%
Market	0.37%
NASDAQ BulletShares® USD High Yield
Corporate Bond 2024 Index	0.62%
Bloomberg Barclays U.S. Corporate High Yield Index	1.10%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $24.98 per share for share price returns or initial net asset value (NAV) of $24.98 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.
Bloomberg Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
The Fund's annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Communications	26.4%
Consumer, Cyclical	15.0%
Consumer, Non-cyclical	11.1%
Technology	10.7%
Industrial	10.2%
Energy	8.3%
Utilities	5.7%
Financial	5.3%
Basic Materials	2.8%
Total Investments	95.5%
Other Assets & Liabilities, net	4.5%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Asbury Automotive Group, Inc., 6.00%	4.1%
Sprint Corp., 7.13%	4.0%
Ardagh Packaging Finance plc / Ardagh Holdings
USA, Inc., 7.25%	3.5%
Dynegy, Inc., 7.63%	3.1%
Diamond 1 Finance Corporation / Diamond 2
Finance Corp, 7.13%	2.9%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.88%	2.8%
Steel Dynamics, Inc., 5.50%	2.8%
T-Mobile USA, Inc., 6.00%	2.8%
Sirius XM Radio, Inc., 6.00%	2.8%
TransDigm, Inc., 6.50%	2.8%
Top Ten Total	31.6%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 69

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
BSJO Guggenheim BulletShares 2024 High Yield Corporate Bond ETF continued

70 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
GSY Guggenheim Enhanced Short Duration ETF

Fund Statistics
Share Price	$50.19
Net Asset Value	$50.19
Premium to NAV	—%
Net Assets ($000)	$938,542

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2016
	Six				Since
	Month	One	Three	Five	Inception
	(non-annualized)	Year	Year	Year	(02/12/08)
Guggenheim Enhanced Short Duration ETF
NAV	0.98%	1.73%	1.20%	1.32%	0.92%
Market	0.94%	1.69%	1.20%	1.34%	0.92%
Bloomberg Barclays
1-3 Month
U.S. Treasury
Bill Index	0.14%	0.24%	0.09%	0.08%	0.24%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $50.00 per share for share price returns or initial net asset value (NAV) of $50.00 per share for NAV returns. Returns for periods of less than one year are not annualized.
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
Per the most recent prospectus, the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.28%. In the Financial Highlights section of this Semiannual Report, the Fund's annualized net operating expense ratio was 0.28% while the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.28%. There is a contractual fee waiver currently in place for this Fund through December 31, 2019 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.27% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.27%. Without this expense cap, actual returns would be lower. Please see Financial Highlights for recent expense ratios.

% of Net
Portfolio Breakdown	Assets
Corporate Bonds	26.0%
Commercial Paper	18.3%
Repurchase Agreements	18.0%
Asset Backed Securities	13.3%
Municipal Bonds	8.0%
Collateralized Mortgage Obligations	6.5%
U.S. Government Securities	4.6%
Foreign Government Bonds	4.0%
Senior Floating Rate Interests	1.5%
Money Market Fund	1.2%
Securities Lending Collateral	0.0%*
Total Investments	101.4%
Other Assets & Liabilities, net	-1.4%
Net Assets	100.0%

*Less than 0.1%

Ten Largest Holdings
(% of Total Net Assets)
City of West Palm Beach Florida Utility System
Revenue Bonds, 0.63%	3.0%
Chicago O'Hare International Airport Revenue
Bonds, 0.57%	2.0%
Kraft Heinz Foods Co., 2.25%	1.0%
Australia & New Zealand Banking Group Limited
NY, 1.23%	1.0%
Sumitomo Mitsui Trust Bank Ltd., 1.79%	1.0%
Nordea Bank AB, 1.46%	1.0%
LSTAR Securities Investment Trust — Class A, 2.62%	1.0%
AmerisourceBergen Corp., 1.15%	1.0%
Ingredion, 1.80%	0.9%
Fifth Third Bank/Cincinnati OH, 1.44%	0.8%
Top Ten Total	12.7%
"Ten Largest Holdings" excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 71

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
GSY Guggenheim Enhanced Short Duration ETF continued

72 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
LVL Guggenheim S&P Global Dividend Opportunities Index ETF

Fund Statistics
Share Price	$9.94
Net Asset Value	$9.94
Premium to NAV	—%
Net Assets ($000)	$52,466

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2016
	Six				Since
	Month	One	Three	Five	Inception
	(non-annualized)	Year	Year	Year	(06/25/07)
Guggenheim S&P Global Dividend Opportunities Index ETF
NAV	7.68%	14.68%	-3.58%	0.11%	-3.66%
Market	8.25%	14.82%	-3.69%	-0.22%	-3.66%
Benchmarks By Design
High Income Index/
S&P Global Dividend
Opportunities
Index[1]	7.63%	14.48%	-3.69%	-0.06%	-3.28%
MSCI World
Index	3.15%	3.15%	3.71%	9.88%	2.87%
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial share price of $24.98 per share for share price returns or initial net asset value (NAV) of $24.98 per share for NAV returns. Returns for periods of less than one year are not annualized.
The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets, including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
Per the most recent prospectus, the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.77%. In the Financial Highlights section of this Semiannual Report, the Fund's annualized net operating expense ratio was determined to be 0.65% while the Fund's annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was determined to be 0.79%. There is a contractual fee waiver currently in place for this Fund through December 31, 2019 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.60%. Without this expense cap, actual returns would be lower. Please see Financial Highlights for recent expense ratios.

Country Diversification
% of Long-Term
Country	Investments
United States	27.6%
Australia	17.2%
Canada	9.7%
United Kingdom	8.2%
South Africa	4.2%
Hong Kong	3.8%
China	3.7%
New Zealand	3.4%
Cayman Islands	3.1%
France	2.3%
Norway	2.3%
Turkey	2.2%
Finland	2.0%
Brazil	1.3%
Italy	1.3%
Spain	1.3%
Portugal	1.2%
Netherlands	1.0%
Russian Federation	1.0%
Germany	1.0%
Thailand	0.9%
Switzerland	0.5%
Sweden	0.5%
Czech Republic	0.3%
Total Long-Term Investments	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Targa Resources Corp.	7.4%
Williams Companies, Inc.	4.4%
Whitecap Resources, Inc.	3.6%
Crescent Point Energy Corp.	3.4%
CSR, Ltd.	3.1%
Sands China Ltd.	3.1%
SJM Holdings Ltd.	3.1%
Rio Tinto plc	2.9%
Woodside Petroleum Ltd.	2.8%
Downer EDI Ltd.	2.6%
Top Ten Total	36.4%
"Ten Largest Holdings" excludes any temporary cash investments.
1 The benchmark return reflects the blended return of the Benchmarks by Design High Income Index from 6/25/07-9/28/08 and the return of the S&P Global Dividend Opportunities Index, net of foreign withholding taxes, from 9/30/08-11/30/16.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 73

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2016
LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued

74 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES (Unaudited)	November 30, 2016
All funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur advisory fees and other Fund expenses which are deducted from a Fund's gross income and reduce the investment return of the Fund.
A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning May 31, 2016 and ending November 30, 2016.
The following tables illustrate a Fund's costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund's account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading "Expenses Paid During Period."
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund's cost with those of other funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges ("CDSC") on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
More information about a Fund's expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

			Beginning	Ending	Expenses Paid
	Expense	Fund	account value	Account Value	During
	Ratio[1]	Return	May 31, 2016	November 30, 2016	Period[2]
Table 1. Based on actual Fund return[3]
Guggenheim BulletShares 2016 Corporate Bond ETF	0.24%	0.24%	$1,000.00	$1,002.42	$1.20
Guggenheim BulletShares 2017 Corporate Bond ETF	0.24%	0.56%	1,000.00	1,005.64	1.21
Guggenheim BulletShares 2018 Corporate Bond ETF	0.24%	0.52%	1,000.00	1,005.25	1.21
Guggenheim BulletShares 2019 Corporate Bond ETF	0.24%	0.46%	1,000.00	1,004.63	1.21
Guggenheim BulletShares 2020 Corporate Bond ETF	0.24%	0.27%	1,000.00	1,002.72	1.20
Guggenheim BulletShares 2021 Corporate Bond ETF	0.24%	0.50%	1,000.00	1,005.04	1.21
Guggenheim BulletShares 2022 Corporate Bond ETF	0.24%	0.43%	1,000.00	1,004.27	1.21
Guggenheim BulletShares 2023 Corporate Bond ETF	0.24%	-0.07%	1,000.00	999.29	1.20
Guggenheim BulletShares 2024 Corporate Bond ETF	0.24%	-0.34%	1,000.00	996.62	1.20
Guggenheim BulletShares 2025 Corporate Bond ETF	0.24%	-0.93%	1,000.00	990.74	1.20
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	0.42%	0.46%	1,000.00	1,004.63	2.11
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.43%	2.32%	1,000.00	1,023.18	2.18
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.43%	4.05%	1,000.00	1,040.46	2.20
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	0.43%	4.08%	1,000.00	1,040.85	2.20
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	0.43%	5.17%	1,000.00	1,051.73	2.21
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	0.43%	5.55%	1,000.00	1,055.53	2.22
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	0.43%	5.84%	1,000.00	1,058.44	2.22
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	0.43%	4.76%	1,000.00	1,047.57	2.21
Guggenheim Enhanced Short Duration ETF	0.27%	0.98%	1,000.00	1,009.82	1.36
Guggenheim S&P Global Dividend Opportunities Index ETF	0.65%	7.68%	1,000.00	1,076.85	3.38

			Beginning	Ending	Expenses Paid
	Expense	Fund	account value	Account Value	During
	Ratio[1]	Return	September 14, 2016	November 30, 2016	Period[4]
Guggenheim BulletShares 2026 Corporate Bond ETF	0.24%	-3.48%	$1,000.00	$965.25	$0.50
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	0.42%	0.05%	1,000.00	1,000.54	0.90

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 75

ABOUT SHAREHOLDERS' FUND EXPENSES (Unaudited) continued	November 30, 2016

			Beginning	Ending	Expenses Paid
	Expense	Fund	account value	Account Value	During
	Ratio[1]	Return	May 31, 2016	November 30, 2016	Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim BulletShares 2016 Corporate Bond ETF	0.24%	5.00%	$1,000.00	$1,023.87	$1.22
Guggenheim BulletShares 2017 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.87	1.22
Guggenheim BulletShares 2018 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.87	1.22
Guggenheim BulletShares 2019 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.87	1.22
Guggenheim BulletShares 2020 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.87	1.22
Guggenheim BulletShares 2021 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.87	1.22
Guggenheim BulletShares 2022 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.87	1.22
Guggenheim BulletShares 2023 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.87	1.22
Guggenheim BulletShares 2024 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.87	1.22
Guggenheim BulletShares 2025 Corporate Bond ETF	0.24%	5.00%	1,000.00	1,023.87	1.22
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	0.42%	5.00%	1,000.00	1,022.96	2.13
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.43%	5.00%	1,000.00	1,022.91	2.18
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.43%	5.00%	1,000.00	1,022.91	2.18
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	0.43%	5.00%	1,000.00	1,022.91	2.18
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	0.43%	5.00%	1,000.00	1,022.91	2.18
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	0.43%	5.00%	1,000.00	1,022.91	2.18
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	0.43%	5.00%	1,000.00	1,022.91	2.18
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	0.43%	5.00%	1,000.00	1,022.91	2.18
Guggenheim Enhanced Short Duration ETF	0.27%	5.00%	1,000.00	1,023.71	1.37
Guggenheim S&P Global Dividend Opportunities Index ETF	0.65%	5.00%	1,000.00	1,021.81	3.29

			Beginning	Ending	Expenses Paid
	Expense	Fund	account value	Account Value	During
	Ratio[1]	Return	May 31, 2016	November 30, 2016	Period[2]
Guggenheim BulletShares 2026 Corporate Bond ETF	0.24%	5.00%	$1,000.00	$1,010.17	$0.52
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	0.42%	5.00%	1,000.00	1,022.96	2.13
[1]	Annualized and excludes expenses of the underlying funds in which the funds invest, if any.
[2]
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period May 31, 2016 to November 30, 2016.
[4]
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 78/365 (to reflect the period from commencement of operations on September 14, 2016 to November 30, 2016).

76 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016
BSCG Guggenheim BulletShares 2016 Corporate Bond ETF

	Face
	Amount	Value
U.S. GOVERNMENT SECURITIES†† – 90.4%
United States Treasury Bill
0.00% due 12/22/16[1,2]	$365,521,800	$365,470,992
Total U.S. Government Securities
(Cost $365,467,306)		365,470,992

CORPORATE BONDS†† – 11.2%
Financial – 4.6%
Bank of Nova Scotia
1.10% due 12/13/16	4,426,000	4,426,274
Wells Fargo & Co.
2.63% due 12/15/16	4,410,000	4,412,196
SunTrust Banks, Inc.
3.50% due 01/20/17	3,573,000	3,576,387
BNP Paribas S.A.
1.25% due 12/12/16	3,115,000	3,115,414
Bank of New York Mellon Corp.
2.40% due 01/17/17	2,793,000	2,794,609
Total Financial		18,324,880

Consumer, Cyclical – 2.8%
Ford Motor Credit Company LLC
8.00% due 12/15/16	4,367,000	4,375,664
CVS Health Corp.
1.20% due 12/05/16	3,714,000	3,714,000
Macy's Retail Holdings, Inc.
5.90% due 12/01/16	3,175,000	3,175,000
Total Consumer, Cyclical		11,264,664

Consumer, Non-cyclical – 1.8%
Ecolab, Inc.
3.00% due 12/08/16	4,343,000	4,343,982
Gilead Sciences, Inc.
3.05% due 12/01/16	2,971,000	2,971,000
Total Consumer, Non-cyclical		7,314,982

Basic Materials – 0.6%
EI du Pont de Nemours & Co.
5.25% due 12/15/16	2,509,000	2,512,021

Communications – 0.5%
Scripps Networks Interactive, Inc.
2.70% due 12/15/16	2,158,000	2,158,965

Industrial – 0.5%
John Deere Capital Corp.
1.05% due 12/15/16	1,843,000	1,843,229

Utilities – 0.4%
Entergy Corp.
4.70% due 01/15/17	1,698,000	1,699,640
Total Corporate Bonds
(Cost $45,122,023)		45,118,381
Total Investments – 101.6%
(Cost $410,589,329)		$410,589,373
Other Assets & Liabilities, net – (1.6)%		(6,408,855)
Total Net Assets – 100.0%		$404,180,518

††	Value determined based on Level 2 inputs — See Note 4.
1	Zero coupon rate security.
2	All or portion of this security is on loan at November 30, 2016 — See Note 2.
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2016.
See Sector Classification in Supplemental Information section.

Country Diversification
% of Corporate
Country	Bonds
United States	83.3%
Canada	9.8%
France	6.9%
Total Corporate Bonds	100.0%

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 77

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued
The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$45,118,381	$—	$45,118,381
U.S. Government Securities	—	365,470,992	—	365,470,992
Total	$—	$410,589,373	$—	$410,589,373
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2016, there were no transfers between levels.

See notes to financial statements.
78 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCH Guggenheim BulletShares 2017 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 99.1%
Financial – 42.7%
Bank of America Corp.
5.75% due 12/01/17	$8,720,000	$9,061,833
6.40% due 08/28/17	6,717,000	6,952,485
6.00% due 09/01/17	4,470,000	4,616,357
3.88% due 03/22/17	3,392,000	3,419,472
5.42% due 03/15/17	3,000,000	3,032,622
1.70% due 08/25/17	2,551,000	2,555,571
5.70% due 05/02/17	1,900,000	1,932,790
Morgan Stanley
5.45% due 01/09/17	5,997,000	6,022,751
4.75% due 03/22/17	5,809,000	5,871,278
5.95% due 12/28/17	5,000,000	5,225,170
5.55% due 04/27/17	3,900,000	3,965,224
6.25% due 08/28/17	3,400,000	3,517,113
Citigroup, Inc.
6.13% due 11/21/17	9,249,000	9,652,311
1.85% due 11/24/17	4,873,000	4,888,004
1.55% due 08/14/17	3,966,000	3,967,678
1.35% due 03/10/17	3,952,000	3,954,320
6.00% due 08/15/17	1,374,000	1,417,174
Wells Fargo & Co.
5.63% due 12/11/17	7,756,000	8,072,638
1.40% due 09/08/17	4,841,000	4,837,539
2.10% due 05/08/17	4,141,000	4,157,150
1.15% due 06/02/17	2,193,000	2,192,893
JPMorgan Chase & Co.
2.00% due 08/15/17	7,581,000	7,616,009
1.35% due 02/15/17	7,486,000	7,489,069
6.13% due 06/27/17	1,649,000	1,691,963
Deutsche Bank AG
6.00% due 09/01/17	6,350,000	6,504,127
1.40% due 02/13/17	5,437,000	5,435,016
1.35% due 05/30/17	4,834,000	4,813,625
Royal Bank of Canada
1.20% due 01/23/17	4,983,000	4,984,943
1.25% due 06/16/17[1]	2,971,000	2,972,486
1.40% due 10/13/17	2,302,000	2,303,190
1.00% due 04/27/17[1]	1,470,000	1,469,322
Bear Stearns Companies LLC
6.40% due 10/02/17	6,574,000	6,841,160
5.55% due 01/22/17	4,287,000	4,311,796
American Express Credit Corp.
2.38% due 03/24/17	5,118,000	5,138,529
1.13% due 06/05/17	4,390,000	4,389,407
1.55% due 09/22/17	941,000	941,049
Bank of Nova Scotia
2.55% due 01/12/17	4,667,000	4,674,579
1.25% due 04/11/17	3,007,000	3,007,637
1.38% due 12/18/17	2,636,000	2,633,269
Bank of America North America
5.30% due 03/15/17	5,300,000	5,358,719
1.25% due 02/14/17[1]	3,000,000	3,001,467
6.10% due 06/15/17	1,500,000	1,536,977
UBS AG/Stamford CT
5.88% due 12/20/17	5,433,000	5,673,992
1.38% due 08/14/17	4,000,000	3,999,752
Sumitomo Mitsui Banking Corp.
1.80% due 07/18/17[1]	5,300,000	5,311,072
1.30% due 01/10/17	3,000,000	3,001,005
1.35% due 07/11/17	1,000,000	999,789
Bank of Montreal
1.30% due 07/14/17	3,981,000	3,983,221
2.50% due 01/11/17	3,256,000	3,261,187
1.40% due 09/11/17	1,490,000	1,491,153
US Bank North America/Cincinnati OH
1.38% due 09/11/17	4,000,000	4,007,700
1.10% due 01/30/17	3,500,000	3,500,308
1.45% due 01/29/18	900,000	900,624
Cooperatieve Rabobank UA
3.38% due 01/19/17	8,152,000	8,176,775
Credit Suisse AG NY
1.38% due 05/26/17	8,150,000	8,149,234
BNP Paribas S.A.
2.38% due 09/14/17	5,067,000	5,101,385
1.38% due 03/17/17	2,999,000	3,000,979
International Lease Finance Corp.
8.75% due 03/15/17	4,905,000	5,000,147
8.88% due 09/01/17	1,965,000	2,065,706
PNC Bank North America
1.13% due 01/27/17	3,300,000	3,300,458
4.88% due 09/21/17	2,014,000	2,066,106
5.25% due 01/15/17	1,300,000	1,305,955
Intesa Sanpaolo SpA
2.38% due 01/13/17	6,300,000	6,304,542
BB&T Corp.
1.60% due 08/15/17	3,513,000	3,518,632
2.15% due 03/22/17	1,319,000	1,321,812
1.45% due 01/12/18	1,105,000	1,104,147
Goldman Sachs Group, Inc.
5.63% due 01/15/17	2,980,000	2,995,365
6.25% due 09/01/17	2,686,000	2,776,381
Murray Street Investment Trust I
4.65% due 03/09/17[2]	5,605,000	5,652,054
Berkshire Hathaway Finance Corp.
1.60% due 05/15/17	5,098,000	5,113,442
Wachovia Corp.
5.75% due 06/15/17	4,918,000	5,031,330
Capital One Bank USA North America
1.20% due 02/13/17	3,000,000	2,999,757
1.30% due 06/05/17	2,000,000	1,999,026
HSBC USA, Inc.
1.50% due 11/13/17	3,100,000	3,098,875
1.30% due 06/23/17	1,500,000	1,498,959
American Express Co.
6.15% due 08/28/17	4,347,000	4,495,198

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 79

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.1% (continued)
Financial – 42.7% (continued)
Wells Fargo Bank North America
6.00% due 11/15/17	$4,270,000	$4,447,354
Visa, Inc.
1.20% due 12/14/17	4,415,000	4,419,600
Santander UK plc
1.38% due 03/13/17	4,129,000	4,130,301
Manufacturers & Traders Trust Co.
1.25% due 01/30/17	2,600,000	2,600,676
1.40% due 07/25/17	915,000	916,392
Branch Banking & Trust Co.
1.00% due 04/03/17	2,757,000	2,756,316
1.35% due 10/01/17	715,000	715,388
Air Lease Corp.
5.63% due 04/01/17	2,971,000	3,015,001
US Bancorp
1.65% due 05/15/17	2,892,000	2,898,316
Icahn Enterprises Limited Partnership /
Icahn Enterprises Finance Corp.
3.50% due 03/15/17[1]	2,835,000	2,843,859
American Express Bank FSB
6.00% due 09/13/17	2,650,000	2,742,649
National Rural Utilities Cooperative Finance Corp.
5.45% due 04/10/17	2,692,000	2,731,790
Toronto-Dominion Bank
1.13% due 05/02/17	2,630,000	2,630,355
Svenska Handelsbanken AB
2.88% due 04/04/17	2,600,000	2,614,976
American Express Centurion Bank
6.00% due 09/13/17	2,500,000	2,587,405
National Bank of Canada
1.45% due 11/07/17	2,500,000	2,500,518
Citizens Bank North America/Providence RI
1.60% due 12/04/17	2,500,000	2,496,498
Berkshire Hathaway, Inc.
1.90% due 01/31/17	2,288,000	2,291,686
Eksportfinans ASA
5.50% due 06/26/17	2,185,000	2,225,029
Fifth Third Bank/Cincinnati OH
1.35% due 06/01/17	2,000,000	2,001,732
BPCE S.A.
1.63% due 02/10/17	2,000,000	2,001,078
SunTrust Bank/Atlanta GA
1.35% due 02/15/17	1,900,000	1,900,528
MetLife, Inc.
1.76% due 12/15/17	1,749,000	1,752,610
Bank of New York Mellon Corp.
1.30% due 01/25/18	886,000	885,017
1.97% due 06/20/17[2]	781,000	784,030
Capital One North America/Mclean VA
1.50% due 09/05/17	1,500,000	1,498,725
Chubb INA Holdings, Inc.
5.70% due 02/15/17	1,419,000	1,432,299
Huntington National Bank
1.38% due 04/24/17	1,300,000	1,300,987
Capital One Financial Corp.
6.75% due 09/15/17	1,246,000	1,295,669
Aflac, Inc.
2.65% due 02/15/17	1,269,000	1,272,604
PNC Financial Services Group, Inc.
5.63% due 02/01/17	1,222,000	1,229,919
ORIX Corp.
3.75% due 03/09/17[1]	1,184,000	1,191,100
E*TRADE Financial Corp.
5.38% due 11/15/22	1,098,000	1,163,888
Canadian Imperial Bank of Commerce
1.55% due 01/23/18	1,105,000	1,105,360
MUFG Union Bank North America
2.13% due 06/16/17	1,100,000	1,105,268
BlackRock, Inc.
6.25% due 09/15/17	1,031,000	1,072,183
HSBC Bank USA North America NY
6.00% due 08/09/17	1,000,000	1,029,720
JPMorgan Chase Bank North America
6.00% due 07/05/17	959,000	984,795
Lloyds Bank plc
4.20% due 03/28/17	963,000	971,870
Simon Property Group, LP
2.15% due 09/15/17	964,000	968,767
Comerica Bank
5.20% due 08/22/17	900,000	922,461
Synchrony Financial
1.88% due 08/15/17	889,000	890,410
Prudential Financial, Inc.
6.00% due 12/01/17	823,000	858,059
ERP Operating, LP
5.75% due 06/15/17	653,000	668,393
Fifth Third Bancorp
5.45% due 01/15/17	625,000	627,672
Total Financial		391,112,033

Consumer, Non-cyclical – 14.7%
AbbVie, Inc.
1.75% due 11/06/17	10,647,000	10,674,427
Amgen, Inc.
2.13% due 05/15/17	4,220,000	4,239,024
1.25% due 05/22/17	3,481,000	3,483,541
5.85% due 06/01/17	2,067,000	2,113,629
UnitedHealth Group, Inc.
1.40% due 12/15/17	3,578,000	3,580,086
1.40% due 10/15/17	2,715,000	2,718,823
1.45% due 07/17/17	2,248,000	2,253,865

See notes to financial statements.
80 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.1% (continued)
Consumer, Non-cyclical – 14.7% (continued)
Philip Morris International, Inc.
1.13% due 08/21/17	$2,891,000	$2,890,383
1.25% due 11/09/17	2,406,000	2,406,616
1.25% due 08/11/17	1,375,000	1,376,095
1.63% due 03/20/17	792,000	793,266
PepsiCo, Inc.
1.25% due 08/13/17	3,544,000	3,548,523
0.95% due 02/22/17[1]	3,080,000	3,080,397
1.13% due 07/17/17	585,000	584,932
Pfizer, Inc.
1.10% due 05/15/17	3,457,000	3,458,652
0.90% due 01/15/17	1,812,000	1,812,060
6.05% due 03/30/17	1,122,000	1,139,810
AstraZeneca plc
5.90% due 09/15/17	5,934,000	6,147,013
Diageo Capital plc
5.75% due 10/23/17	3,249,000	3,374,591
1.50% due 05/11/17	2,374,000	2,378,617
Anheuser-Busch InBev Worldwide, Inc.
1.38% due 07/15/17	5,615,000	5,619,323
GlaxoSmithKline Capital plc
1.50% due 05/08/17	5,406,000	5,416,828
Johnson & Johnson
5.55% due 08/15/17	2,759,000	2,848,725
1.13% due 11/21/17	2,318,000	2,320,687
McKesson Corp.
5.70% due 03/01/17	2,312,000	2,337,136
1.29% due 03/10/17	2,111,000	2,111,289
Actavis Funding SCS
1.85% due 03/01/17	2,522,000	2,526,560
1.30% due 06/15/17	1,325,000	1,326,342
General Mills, Inc.
5.70% due 02/15/17	2,756,000	2,781,410
1.40% due 10/20/17	889,000	890,830
Actavis, Inc.
1.88% due 10/01/17	3,427,000	3,434,122
Becton Dickinson and Co.
1.80% due 12/15/17	3,378,000	3,385,290
Covidien International Finance S.A.
6.00% due 10/15/17	2,904,000	3,021,859
Coca-Cola Co.
0.88% due 10/27/17	2,835,000	2,831,147
Smithfield Foods, Inc.
6.63% due 08/15/22	2,600,000	2,752,750
Anheuser-Busch InBev Finance, Inc.
1.13% due 01/27/17	2,639,000	2,638,726
Ecolab, Inc.
1.45% due 12/08/17	2,405,000	2,404,788
Kraft Heinz Foods Co.
2.25% due 06/05/17	2,333,000	2,342,218
Kimberly-Clark Corp.
6.13% due 08/01/17	2,171,000	2,241,208
Express Scripts Holding Co.
1.25% due 06/02/17	2,106,000	2,105,789
Eli Lilly & Co.
5.20% due 03/15/17	1,830,000	1,852,324
Aetna, Inc.
1.50% due 11/15/17	1,749,000	1,749,638
Laboratory Corporation of America Holdings
2.20% due 08/23/17	1,587,000	1,593,358
Bristol-Myers Squibb Co.
0.88% due 08/01/17	1,573,000	1,571,340
Bunge Limited Finance Corp.
3.20% due 06/15/17	1,492,000	1,505,761
Kroger Co.
6.40% due 08/15/17	1,272,000	1,316,179
Unilever Capital Corp.
0.85% due 08/02/17	1,250,000	1,248,303
Zimmer Biomet Holdings, Inc.
1.45% due 04/01/17	1,240,000	1,240,268
AmerisourceBergen Corp.
1.15% due 05/15/17	1,122,000	1,121,928
Anthem, Inc.
5.88% due 06/15/17	943,000	964,952
Wyeth LLC
5.45% due 04/01/17	889,000	901,770
Western Union Co.
2.88% due 12/10/17	889,000	900,486
Celgene Corp.
1.90% due 08/15/17	889,000	892,116
Total Consumer, Non-cyclical		134,249,800

Energy – 9.0%
Chevron Corp.
1.10% due 12/05/17	6,771,000	6,759,407
1.35% due 11/15/17	4,166,000	4,170,412
1.34% due 11/09/17	1,965,000	1,967,138
Total Capital International S.A.
1.55% due 06/28/17	4,597,000	4,603,068
1.50% due 02/17/17	3,354,000	3,356,489
1.00% due 01/10/17	427,000	427,061
BP Capital Markets plc
1.85% due 05/05/17	3,865,000	3,874,863
1.38% due 11/06/17	3,335,000	3,335,827
Shell International Finance BV
5.20% due 03/22/17	3,011,000	3,047,572
1.13% due 08/21/17	2,332,000	2,331,774
1.25% due 11/10/17	1,500,000	1,501,269
Anadarko Petroleum Corp.
6.38% due 09/15/17	5,210,000	5,413,674
Exxon Mobil Corp.
0.92% due 03/15/17	4,847,000	4,846,026
Canadian Natural Resources Ltd.
5.70% due 05/15/17	4,152,000	4,226,839

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 81

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued
	Face
	Amount	Value
CORPORATE BONDS†† – 99.1% (continued)
Energy – 9.0% (continued)
Phillips 66
2.95% due 05/01/17	$4,008,000	$4,037,074
CNOOC Nexen Finance 2014 ULC
1.63% due 04/30/17	3,650,000	3,648,219
ConocoPhillips Co.
1.05% due 12/15/17	3,166,000	3,148,008
TransCanada PipeLines Ltd.
1.63% due 11/09/17	2,769,000	2,771,619
Kinder Morgan, Inc.
7.00% due 06/15/17	1,749,000	1,795,665
2.00% due 12/01/17	863,000	864,588
Cimarex Energy Co.
5.88% due 05/01/22	2,212,000	2,307,342
Enterprise Products Operating LLC
6.30% due 09/15/17	2,061,000	2,130,008
PBF Holding Company LLC / PBF Finance Corp.
8.25% due 02/15/20	2,000,000	2,060,000
Kinder Morgan Energy Partners, LP
6.00% due 02/01/17	1,619,000	1,630,040
Murphy Oil Corp.
3.50% due 12/01/17[1]	1,463,000	1,473,973
DCP Midstream Operating, LP
2.50% due 12/01/17	1,453,000	1,449,368
Marathon Oil Corp.
6.00% due 10/01/17	1,329,000	1,371,431
Williams Partners Limited Partnership /
Williams Partners Finance Corp.
7.25% due 02/01/17	1,260,000	1,270,719
EOG Resources, Inc.
5.88% due 09/15/17	1,135,000	1,172,923
National Oilwell Varco, Inc.
1.35% due 12/01/17	692,000	689,705
Regency Energy Partners LP / Regency Energy Finance Corp.
6.50% due 07/15/21	385,000	397,178
MPLX, LP
5.50% due 02/15/23	180,000	186,708
Total Energy		82,265,987

Communications – 8.4%
AT&T, Inc.
1.70% due 06/01/17	4,419,000	4,428,376
1.40% due 12/01/17	3,616,000	3,605,058
2.40% due 03/15/17	3,356,000	3,367,431
1.60% due 02/15/17	2,985,000	2,987,636
Vodafone Group plc
5.63% due 02/27/17	3,940,000	3,978,293
1.63% due 03/20/17	2,553,000	2,554,797
1.25% due 09/26/17[1]	2,387,000	2,380,593
Cisco Systems, Inc.
1.10% due 03/03/17	6,131,000	6,135,255
3.15% due 03/14/17	2,441,000	2,456,498
Walt Disney Co.
1.10% due 12/01/17	3,486,000	3,483,686
1.13% due 02/15/17	2,546,000	2,546,965
0.88% due 05/30/17	1,158,000	1,157,686
Verizon Communications, Inc.
1.35% due 06/09/17	3,975,000	3,982,338
1.10% due 11/01/17	2,521,000	2,520,224
Comcast Corp.
6.30% due 11/15/17	3,147,000	3,293,166
6.50% due 01/15/17	2,610,000	2,627,678
Time Warner Cable LLC
5.85% due 05/01/17	5,040,000	5,129,545
Amazon.com, Inc.
1.20% due 11/29/17	2,918,000	2,919,363
Thomson Reuters Corp.
1.30% due 02/23/17	2,109,000	2,109,683
1.65% due 09/29/17	598,000	598,850
Telefonica Emisiones SAU
6.22% due 07/03/17	2,405,000	2,468,925
eBay, Inc.
1.35% due 07/15/17	2,332,000	2,332,541
Symantec Corp.
2.75% due 06/15/17	1,858,000	1,865,945
Time Warner Companies, Inc.
7.25% due 10/15/17	1,490,000	1,564,650
Nippon Telegraph & Telephone Corp.
1.40% due 07/18/17	1,490,000	1,490,963
British Telecommunications plc
1.25% due 02/14/17	1,300,000	1,300,699
Comcast Cable Communications LLC
8.88% due 05/01/17	1,187,000	1,225,099
Qwest Corp.
6.50% due 06/01/17	1,175,000	1,201,470
America Movil SAB de CV
5.63% due 11/15/17	1,011,000	1,048,771
Viacom, Inc.
6.13% due 10/05/17	516,000	534,524
Total Communications		77,296,708

Industrial – 8.3%
General Electric Co.
5.25% due 12/06/17	10,421,000	10,845,688
5.63% due 09/15/17	7,488,000	7,748,529
2.30% due 04/27/17	5,674,000	5,702,342
5.40% due 02/15/17	3,586,000	3,618,396
1.60% due 11/20/17	3,575,000	3,587,702
2.90% due 01/09/17	2,924,000	2,930,003
1.25% due 05/15/17[1]	1,585,000	1,585,810

See notes to financial statements.
82 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.1% (continued)
Industrial – 8.3% (continued)
John Deere Capital Corp.
1.40% due 03/15/17	$1,705,000	$1,707,555
1.55% due 12/15/17	1,655,000	1,661,458
2.80% due 09/18/17	1,579,000	1,599,113
1.20% due 10/10/17	1,308,000	1,309,859
1.13% due 06/12/17	1,140,000	1,140,522
2.00% due 01/13/17	857,000	858,082
Caterpillar Financial Services Corp.
1.25% due 11/06/17	2,553,000	2,553,327
1.63% due 06/01/17	2,371,000	2,377,463
1.00% due 03/03/17	1,194,000	1,193,026
1.25% due 08/18/17	857,000	857,566
United Technologies Corp.
1.80% due 06/01/17	3,492,000	3,503,465
5.38% due 12/15/17	3,031,000	3,163,236
Eaton Corp.
1.50% due 11/02/17	2,521,000	2,525,139
General Dynamics Corp.
1.00% due 11/15/17	2,406,000	2,404,049
Arconic, Inc.
5.55% due 02/01/17	2,111,000	2,130,974
Burlington Northern Santa Fe LLC
5.65% due 05/01/17	1,907,000	1,941,914
Caterpillar, Inc.
1.50% due 06/26/17	1,799,000	1,802,021
Illinois Tool Works, Inc.
0.90% due 02/25/17	1,699,000	1,698,427
Tyco Electronics Group S.A.
6.55% due 10/01/17	1,560,000	1,626,199
3M Co.
1.00% due 06/26/17	1,419,000	1,420,714
Norfolk Southern Corp.
7.70% due 05/15/17	1,261,000	1,296,845
ABB Finance USA, Inc.
1.63% due 05/08/17	1,285,000	1,287,743
Total Industrial		76,077,167

Consumer, Cyclical – 7.8%
Ford Motor Credit Company LLC
3.00% due 06/12/17	4,250,000	4,282,173
1.72% due 12/06/17	3,700,000	3,696,622
6.63% due 08/15/17	3,250,000	3,362,908
4.25% due 02/03/17	3,000,000	3,014,307
1.68% due 09/08/17	3,000,000	3,001,029
1.50% due 01/17/17	2,250,000	2,250,920
1.46% due 03/27/17	1,200,000	1,200,391
Toyota Motor Credit Corp.
1.25% due 10/05/17	4,356,000	4,358,691
2.05% due 01/12/17	3,047,000	3,050,480
1.75% due 05/22/17	2,680,000	2,689,581
1.13% due 05/16/17	1,869,000	1,869,918
General Motors Financial Company, Inc.
4.75% due 08/15/17	3,718,000	3,798,867
2.63% due 07/10/17	2,027,000	2,039,807
3.00% due 09/25/17	1,676,000	1,693,048
Costco Wholesale Corp.
1.13% due 12/15/17	4,599,000	4,602,206
5.50% due 03/15/17	2,188,000	2,215,652
American Honda Finance Corp.
1.55% due 12/11/17	4,158,000	4,170,690
1.20% due 07/14/17	704,000	704,529
0.95% due 05/05/17	607,000	606,468
Wal-Mart Stores, Inc.
5.38% due 04/05/17	2,838,000	2,880,544
1.00% due 04/21/17	1,805,000	1,806,390
Walgreens Boots Alliance, Inc.
1.75% due 11/17/17	3,356,000	3,367,692
McDonald's Corp.
5.80% due 10/15/17	2,152,000	2,232,218
Lowe's Companies, Inc.
1.63% due 04/15/17	1,869,000	1,871,334
Target Corp.
5.38% due 05/01/17	1,800,000	1,830,602
Dollar General Corp.
4.13% due 07/15/17	1,372,000	1,393,477
PACCAR Financial Corp.
1.60% due 03/15/17	1,024,000	1,025,909
Staples, Inc.
2.75% due 01/12/18	1,010,000	1,015,979
Carnival Corp.
1.88% due 12/15/17	964,000	968,612
Total Consumer, Cyclical		71,001,044

Technology – 4.9%
International Business Machines Corp.
5.70% due 09/14/17	7,671,000	7,942,116
1.25% due 02/06/17	1,900,000	1,901,598
Intel Corp.
1.35% due 12/15/17	8,668,000	8,686,662
Oracle Corp.
1.20% due 10/15/17	6,760,000	6,767,375
Apple, Inc.
1.05% due 05/05/17	5,136,000	5,139,791
0.90% due 05/12/17	904,000	904,054
Xerox Corp.
2.95% due 03/15/17	2,397,000	2,406,095
6.75% due 02/01/17	1,711,000	1,723,868
NetApp, Inc.
2.00% due 12/15/17	2,723,000	2,729,464
Microsoft Corp.
0.88% due 11/15/17	2,441,000	2,438,049
Altera Corp.
1.75% due 05/15/17	2,044,000	2,051,240

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 83

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.1% (continued)
Technology – 4.9% (continued)
Intuit, Inc.
5.75% due 03/15/17	$1,173,000	$1,188,243
Fidelity National Information Services, Inc.
5.00% due 03/15/22	619,000	637,740
Total Technology		44,516,295

Utilities – 1.9%
Exelon Generation Company LLC
6.20% due 10/01/17	2,874,000	2,982,287
Duke Energy Corp.
1.63% due 08/15/17	2,402,000	2,404,798
American Electric Power Company, Inc.
1.65% due 12/15/17	2,026,000	2,028,050
Sempra Energy
2.30% due 04/01/17	2,005,000	2,010,175
NextEra Energy Capital Holdings, Inc.
2.06% due 09/01/17	1,837,000	1,845,588
Pacific Gas & Electric Co.
5.63% due 11/30/17	1,622,000	1,689,560
Virginia Electric & Power Co.
5.95% due 09/15/17	1,454,000	1,504,528
Southern Power Co.
1.85% due 12/01/17	1,473,000	1,479,393
Exelon Corp.
1.55% due 06/09/17	1,440,000	1,440,416
American Water Capital Corp.
6.09% due 10/15/17	432,000	449,741
Total Utilities		17,834,536

Basic Materials – 1.4%
Freeport-McMoRan, Inc.
2.15% due 03/01/17	1,849,000	1,846,688
2.30% due 11/14/17	1,755,000	1,759,387
Potash Corporation of Saskatchewan, Inc.
3.25% due 12/01/17	2,612,000	2,651,825
Sherwin-Williams Co.
1.35% due 12/15/17	2,377,000	2,377,126
Nucor Corp.
5.75% due 12/01/17	1,590,000	1,652,314
Monsanto Co.
1.15% due 06/30/17	1,351,000	1,346,165
Eastman Chemical Co.
2.40% due 06/01/17	1,154,000	1,162,278
Total Basic Materials		12,795,783
Total Corporate Bonds
(Cost $905,764,003)		907,149,353

SECURITIES LENDING COLLATERAL††,3 – 0.3%
Joint Repurchase Agreements
HSBC Securities (USA), Inc.
issued 11/30/16 at 0.27% due 12/01/16	$557,021	$557,021
Mizuho Securities (USA), Inc.
issued 11/30/16 at 0.28% due 12/01/16	557,021	557,021
RBC Dominion Securities, Inc.
issued 11/30/16 at 0.29% due 12/01/16	557,021	557,021
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/16 at 0.26% due 12/01/16	363,149	363,149
Citigroup Global Markets, Inc.
issued 11/30/16 at 0.28% due 12/01/16	358,478	358,478
Total Securities Lending Collateral
(Cost $2,392,690)		2,392,690
Total Investments – 99.4%
(Cost $908,156,693)		$909,542,043
Other Assets & Liabilities, net – 0.6%		5,282,335
Total Net Assets – 100.0%		$914,824,378

††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at November 30, 2016 — See Note 2.
2	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
3	Securities lending collateral — See Note 2.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2017.
See Sector Classification in Supplemental Information section.

Country Diversification
% of Corporate
Country	Bonds
United States	78.3%
Canada	5.8%
United Kingdom	4.4%
France	2.0%
Switzerland	2.0%
Germany	1.8%
Netherlands	1.7%
Other	4.0%
Total Corporate Bonds	100.0%

See notes to financial statements.
84 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued
The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$907,149,353	$—	$907,149,353
Securities Lending Collateral	—	2,392,690	—	2,392,690
Total	$—	$909,542,043	$—	$909,542,043
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2016, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 85

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCI Guggenheim BulletShares 2018 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 98.7%
Financial – 44.5%
Bank of America Corp.
6.88% due 04/25/18	$12,983,000	$13,857,015
5.65% due 05/01/18	9,475,000	9,956,491
2.00% due 01/11/18	7,048,000	7,065,106
6.88% due 11/15/18	2,173,000	2,374,046
6.50% due 07/15/18	1,443,000	1,545,150
1.95% due 05/12/18	1,435,000	1,437,467
Goldman Sachs Group, Inc.
6.15% due 04/01/18	9,509,000	10,033,155
5.95% due 01/18/18	7,294,000	7,623,791
2.38% due 01/22/18	6,310,000	6,351,949
2.90% due 07/19/18	6,148,000	6,241,960
Citigroup, Inc.
1.80% due 02/05/18	5,204,000	5,203,802
2.50% due 09/26/18	4,736,000	4,785,136
1.70% due 04/27/18	4,600,000	4,591,209
1.75% due 05/01/18	3,879,000	3,874,206
2.15% due 07/30/18	3,805,000	3,822,077
2.05% due 12/07/18	3,400,000	3,403,040
6.13% due 05/15/18	3,000,000	3,180,327
JPMorgan Chase & Co.
6.00% due 01/15/18	11,297,000	11,824,773
1.70% due 03/01/18	5,416,000	5,415,637
1.63% due 05/15/18	4,832,000	4,823,211
1.80% due 01/25/18	2,745,000	2,746,905
Royal Bank of Canada
1.20% due 09/19/17	6,866,000	6,866,047
2.20% due 07/27/18	5,208,000	5,250,706
2.00% due 12/10/18	3,805,000	3,820,117
1.80% due 07/30/18	2,700,000	2,703,119
1.50% due 01/16/18	2,359,000	2,357,686
1.50% due 06/07/18	1,200,000	1,196,695
Morgan Stanley
6.63% due 04/01/18	7,900,000	8,386,134
2.13% due 04/25/18	5,918,000	5,938,843
1.88% due 01/05/18	3,788,000	3,792,337
2.20% due 12/07/18	1,887,000	1,896,546
Toronto-Dominion Bank
2.63% due 09/10/18	3,696,000	3,756,932
1.63% due 03/13/18	3,316,000	3,321,372
1.40% due 04/30/18	3,185,000	3,178,312
1.45% due 09/06/18	2,400,000	2,390,522
1.75% due 07/23/18	2,383,000	2,387,254
Credit Suisse AG NY
1.70% due 04/27/18	6,000,000	5,983,050
1.75% due 01/29/18	5,500,000	5,493,406
6.00% due 02/15/18	2,772,000	2,887,055
Bank of Montreal
2.38% due 01/25/19	3,320,000	3,348,552
1.35% due 08/28/18	2,300,000	2,285,860
1.40% due 04/10/18	2,224,000	2,219,292
1.80% due 07/31/18	1,800,000	1,803,058
1.45% due 04/09/18	1,428,000	1,426,106
HSBC USA, Inc.
2.00% due 08/07/18	3,500,000	3,503,041
2.63% due 09/24/18	2,700,000	2,730,888
1.63% due 01/16/18	2,600,000	2,598,081
1.70% due 03/05/18	1,000,000	998,377
Bear Stearns Companies LLC
7.25% due 02/01/18	6,849,000	7,275,912
4.65% due 07/02/18	1,794,000	1,870,139
Bank of Nova Scotia
2.05% due 10/30/18	3,689,000	3,709,444
1.45% due 04/25/18	2,844,000	2,835,084
1.70% due 06/11/18	1,900,000	1,900,589
Capital One North America/Mclean VA
1.65% due 02/05/18	4,500,000	4,493,079
2.35% due 08/17/18	2,654,000	2,671,652
1.50% due 03/22/18	1,250,000	1,245,044
PNC Bank North America
2.20% due 01/28/19	3,350,000	3,373,199
1.80% due 11/05/18	3,000,000	3,005,034
1.85% due 07/20/18	2,000,000	2,006,772
American Express Co.
7.00% due 03/19/18	5,229,000	5,576,540
1.55% due 05/22/18	2,124,000	2,120,948
American Express Credit Corp.
1.80% due 07/31/18	3,500,000	3,505,709
2.13% due 07/27/18	3,126,000	3,147,841
1.88% due 11/05/18	1,000,000	1,003,503
Sumitomo Mitsui Banking Corp.
1.95% due 07/23/18	3,400,000	3,402,152
2.50% due 07/19/18	2,100,000	2,119,200
1.75% due 01/16/18	935,000	934,408
1.50% due 01/18/18	915,000	911,773
Berkshire Hathaway Finance Corp.
5.40% due 05/15/18	3,291,000	3,471,781
2.00% due 08/15/18	2,124,000	2,143,454
1.30% due 05/15/18	1,652,000	1,649,183
Bank of America North America
1.75% due 06/05/18	3,800,000	3,806,449
2.05% due 12/07/18	2,900,000	2,915,411
American International Group, Inc.
5.85% due 01/16/18	5,976,000	6,248,618
Wachovia Corp.
5.75% due 02/01/18	5,924,000	6,194,370
BNP Paribas S.A.
2.40% due 12/12/18	4,264,000	4,305,165
2.70% due 08/20/18	1,848,000	1,874,391
Bank of New York Mellon Corp.
2.10% due 01/15/19	2,911,000	2,928,031
2.10% due 08/01/18	1,415,000	1,428,564
1.60% due 05/22/18	1,000,000	1,002,088
1.35% due 03/06/18	471,000	470,275

See notes to financial statements.
86 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued
	Face
	Amount	Value
CORPORATE BONDS†† – 98.7% (continued)
Financial – 44.5% (continued)
Wells Fargo & Co.
1.50% due 01/16/18	$5,118,000	$5,107,442
Santander UK plc
3.05% due 08/23/18	3,222,000	3,276,568
2.00% due 08/24/18	1,580,000	1,577,910
Deutsche Bank AG
1.88% due 02/13/18	4,396,000	4,341,015
Wells Fargo Bank North America
1.65% due 01/22/18	4,300,000	4,304,713
National Rural Utilities Cooperative Finance Corp.
10.38% due 11/01/18	2,180,000	2,529,946
5.45% due 02/01/18	1,622,000	1,695,365
Intesa Sanpaolo SpA
3.88% due 01/16/18	4,100,000	4,164,001
Lloyds Bank plc
1.75% due 05/14/18	2,500,000	2,497,237
2.30% due 11/27/18	1,352,000	1,362,275
Discover Bank/Greenwood DE
2.60% due 11/13/18	3,500,000	3,535,500
State Street Corp.
4.96% due 03/15/18	1,904,000	1,976,400
1.35% due 05/15/18	1,330,000	1,327,907
Cooperatieve Rabobank UA
1.70% due 03/19/18	3,250,000	3,251,856
International Lease Finance Corp.
3.88% due 04/15/18	3,000,000	3,066,001
Manufacturers & Traders Trust Co.
2.30% due 01/30/19	2,500,000	2,519,303
1.45% due 03/07/18	500,000	498,996
Air Lease Corp.
3.38% due 01/15/19[1]	1,850,000	1,888,328
2.13% due 01/15/18	956,000	958,231
UBS AG
5.75% due 04/25/18	2,500,000	2,636,383
Simon Property Group, LP
2.20% due 02/01/19	2,600,000	2,621,507
MetLife, Inc.
6.82% due 08/15/18	2,362,000	2,558,110
KeyCorp
2.30% due 12/13/18	2,509,000	2,530,949
American Tower Corp.
4.50% due 01/15/18	2,450,000	2,520,246
National Bank of Canada
2.10% due 12/14/18	2,300,000	2,311,328
Fifth Third Bank
1.45% due 02/28/18	2,250,000	2,245,831
Barclays plc
2.00% due 03/16/18	2,200,000	2,197,305
Svenska Handelsbanken AB
1.63% due 03/21/18	2,100,000	2,098,641
MUFG Union Bank North America
2.63% due 09/26/18	2,000,000	2,023,524
Huntington National Bank
2.20% due 11/06/18	2,000,000	2,007,460
Berkshire Hathaway, Inc.
1.55% due 02/09/18	2,000,000	2,005,140
Jefferies Group LLC
5.13% due 04/13/18	1,885,000	1,949,744
Synchrony Financial
2.60% due 01/15/19	1,930,000	1,938,411
US Bancorp
1.95% due 11/15/18	1,887,000	1,897,782
Ares Capital Corp.
4.88% due 11/30/18	1,828,000	1,892,945
Regions Financial Corp.
2.00% due 05/15/18	1,800,000	1,801,706
KeyBank North America/Cleveland OH
1.65% due 02/01/18	1,650,000	1,650,993
Citizens Bank North America/Providence RI
2.30% due 12/03/18	1,600,000	1,611,373
Branch Banking & Trust Co.
2.30% due 10/15/18	1,500,000	1,517,619
Charles Schwab Corp.
1.50% due 03/10/18	1,514,000	1,517,010
Voya Financial, Inc.
2.90% due 02/15/18	1,379,000	1,395,267
Chubb Corp.
5.75% due 05/15/18	1,280,000	1,355,780
BB&T Corp.
2.05% due 06/19/18	1,345,000	1,352,925
Fifth Third Bancorp
4.50% due 06/01/18	1,285,000	1,333,650
SunTrust Banks, Inc.
2.35% due 11/01/18	1,316,000	1,329,105
Discover Bank
2.00% due 02/21/18	1,300,000	1,300,850
Boston Properties, LP
3.70% due 11/15/18	1,229,000	1,269,512
JPMorgan Chase Bank North America
1.45% due 09/21/18	1,200,000	1,195,979
Regions Bank
7.50% due 05/15/18	1,056,000	1,136,491
Ventas Realty Limited Partnership / Ventas Capital Corp.
2.00% due 02/15/18	1,130,000	1,132,752
Capital One Bank USA North America
2.15% due 11/21/18	1,100,000	1,102,479
Santander Bank North America
8.75% due 05/30/18	1,000,000	1,081,094
Regions Bank/Birmingham AL
2.25% due 09/14/18	1,000,000	1,003,637

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 87

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.7% (continued)
Financial – 44.5% (continued)
Fifth Third Bank/Cincinnati OH
2.15% due 08/20/18	$885,000	$890,839
Associates Corporation of North America
6.95% due 11/01/18	800,000	872,984
Santander Holdings USA, Inc.
3.45% due 08/27/18	808,000	820,391
Royal Bank of Scotland N.V.
4.65% due 06/04/18	658,000	671,076
Travelers Companies, Inc.
5.80% due 05/15/18	518,000	549,445
Societe Generale S.A.
2.63% due 10/01/18	500,000	506,462
Hartford Financial Services Group, Inc.
6.30% due 03/15/18	72,000	75,819
Total Financial		422,011,181

Consumer, Non-cyclical – 15.0%
AbbVie, Inc.
1.80% due 05/14/18	6,788,000	6,786,154
2.00% due 11/06/18	3,466,000	3,474,824
Coca-Cola Co.
1.65% due 11/01/18	4,264,000	4,287,226
1.15% due 04/01/18	2,273,000	2,267,861
1.65% due 03/14/18	1,389,000	1,395,181
PepsiCo, Inc.
5.00% due 06/01/18	4,782,000	5,039,367
2.25% due 01/07/19	1,604,000	1,625,426
1.25% due 04/30/18	976,000	975,168
GlaxoSmithKline Capital, Inc.
5.65% due 05/15/18	6,596,000	6,971,286
Actavis Funding SCS
2.35% due 03/12/18	6,676,000	6,718,119
UnitedHealth Group, Inc.
1.90% due 07/16/18	3,400,000	3,418,656
6.00% due 02/15/18	2,646,000	2,782,158
Kraft Heinz Foods Co.
2.00% due 07/02/18	3,000,000	3,007,182
6.13% due 08/23/18	2,795,000	2,992,123
Medtronic, Inc.
1.38% due 04/01/18	3,696,000	3,691,558
1.50% due 03/15/18	2,000,000	2,000,810
Philip Morris International, Inc.
5.65% due 05/16/18	5,259,000	5,564,680
Merck & Company, Inc.
1.10% due 01/31/18	2,994,000	2,987,677
1.30% due 05/18/18	2,000,000	1,999,214
Pfizer, Inc.
1.20% due 06/01/18	2,700,000	2,695,834
1.50% due 06/15/18	1,900,000	1,901,537
Celgene Corp.
2.13% due 08/15/18	3,318,000	3,334,272
Johnson & Johnson
1.65% due 12/05/18	1,900,000	1,912,833
5.15% due 07/15/18	1,280,000	1,359,617
Sanofi
1.25% due 04/10/18	2,894,000	2,903,588
Anthem, Inc.
2.30% due 07/15/18	1,602,000	1,611,314
1.88% due 01/15/18	1,281,000	1,282,859
Reynolds American, Inc.
2.30% due 06/12/18	2,680,000	2,701,906
Medco Health Solutions, Inc.
7.13% due 03/15/18	2,333,000	2,485,466
AstraZeneca plc
1.75% due 11/16/18	2,456,000	2,457,643
Zimmer Biomet Holdings, Inc.
2.00% due 04/01/18	2,398,000	2,399,942
Coca-Cola Femsa SAB de CV
2.38% due 11/26/18	2,300,000	2,322,538
Eli Lilly & Co.
1.25% due 03/01/18	2,323,000	2,319,348
Procter & Gamble Co.
1.60% due 11/15/18	2,302,000	2,312,433
Aetna, Inc.
1.70% due 06/07/18	2,300,000	2,301,129
Anheuser-Busch InBev Finance, Inc.
1.25% due 01/17/18	1,937,000	1,930,130
Kimberly-Clark Corp.
7.50% due 11/01/18	1,602,000	1,782,026
Altria Group, Inc.
9.70% due 11/10/18	1,528,000	1,759,203
Gilead Sciences, Inc.
1.85% due 09/04/18	1,721,000	1,729,409
Diageo Capital plc
1.13% due 04/29/18	1,543,000	1,533,565
Mondelez International, Inc.
6.13% due 02/01/18	1,400,000	1,470,906
Boston Scientific Corp.
2.65% due 10/01/18	1,428,000	1,447,299
Zoetis, Inc.
1.88% due 02/01/18	1,428,000	1,426,242
Stryker Corp.
1.30% due 04/01/18	1,428,000	1,424,032
Perrigo Company plc
2.30% due 11/08/18	1,350,000	1,352,098
Mylan, Inc.
2.60% due 06/24/18	1,330,000	1,336,776
Cardinal Health, Inc.
1.95% due 06/15/18	1,300,000	1,303,944
Danaher Corp.
1.65% due 09/15/18	1,284,000	1,287,038

See notes to financial statements.
88 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.7% (continued)
Consumer, Non-cyclical – 15.0% (continued)
Total System Services, Inc.
2.38% due 06/01/18	$1,258,000	$1,264,793
Dr Pepper Snapple Group, Inc.
6.82% due 05/01/18	1,158,000	1,239,836
CR Bard, Inc.
1.38% due 01/15/18	1,230,000	1,226,609
Kroger Co.
2.30% due 01/15/19	1,206,000	1,215,511
JM Smucker Co.
1.75% due 03/15/18	1,200,000	1,202,569
Anheuser-Busch Companies LLC
5.50% due 01/15/18	1,130,000	1,176,428
Sysco Corp.
5.25% due 02/12/18	1,080,000	1,124,869
Archer-Daniels-Midland Co.
5.45% due 03/15/18	1,064,000	1,117,423
McKesson Corp.
1.40% due 03/15/18	1,108,000	1,103,242
Edwards Lifesciences Corp.
2.88% due 10/15/18	1,060,000	1,078,765
Humana, Inc.
7.20% due 06/15/18	956,000	1,035,237
Biogen, Inc.
6.88% due 03/01/18	956,000	1,015,785
Thermo Fisher Scientific, Inc.
1.85% due 01/15/18	1,006,000	1,008,087
St. Jude Medical, Inc.
2.00% due 09/15/18	1,000,000	1,004,059
Conagra Brands, Inc.
1.90% due 01/25/18	1,000,000	1,002,060
Pharmacia LLC
6.50% due 12/01/18	850,000	931,711
Amgen, Inc.
6.15% due 06/01/18	858,000	912,589
Total Consumer, Non-cyclical		142,729,170

Consumer, Cyclical – 8.5%
Ford Motor Credit Company LLC
5.00% due 05/15/18	4,407,000	4,585,787
2.38% due 01/16/18	2,750,000	2,762,911
2.55% due 10/05/18	2,300,000	2,315,884
2.88% due 10/01/18	2,250,000	2,275,250
2.24% due 06/15/18	2,000,000	2,004,236
2.15% due 01/09/18	1,600,000	1,601,947
Toyota Motor Credit Corp.
2.00% due 10/24/18	3,788,000	3,812,617
1.45% due 01/12/18	2,850,000	2,850,177
1.38% due 01/10/18	2,522,000	2,521,589
1.20% due 04/06/18	2,000,000	1,992,526
1.55% due 07/13/18	1,872,000	1,873,674
Wal-Mart Stores, Inc.
1.95% due 12/15/18	4,617,000	4,670,317
5.80% due 02/15/18	3,585,000	3,777,260
1.13% due 04/11/18	1,752,000	1,748,228
CVS Health Corp.
2.25% due 12/05/18	4,161,000	4,193,947
1.90% due 07/20/18	3,684,000	3,693,479
American Honda Finance Corp.
2.13% due 10/10/18	3,006,000	3,035,441
1.50% due 03/13/18	1,874,000	1,874,530
1.60% due 07/13/18	1,435,000	1,437,175
McDonald's Corp.
5.35% due 03/01/18	2,615,000	2,734,459
2.10% due 12/07/18	1,300,000	1,309,317
Target Corp.
6.00% due 01/15/18	3,700,000	3,885,718
Home Depot, Inc.
2.25% due 09/10/18	3,590,000	3,640,666
General Motors Financial Company, Inc.
2.40% due 04/10/18	1,900,000	1,901,543
3.25% due 05/15/18	1,652,000	1,668,966
General Motors Co.
3.50% due 10/02/18	3,168,000	3,225,810
Walgreens Boots Alliance, Inc.
1.75% due 05/30/18	2,700,000	2,705,913
DR Horton, Inc.
3.75% due 03/01/19	1,917,000	1,964,925
Marriott International, Inc.
3.00% due 03/01/19	1,355,000	1,381,307
Nordstrom, Inc.
6.25% due 01/15/18	1,160,000	1,217,571
Best Buy Company, Inc.
5.00% due 08/01/18	1,006,000	1,055,495
PACCAR Financial Corp.
1.45% due 03/09/18	471,000	470,954
Total Consumer, Cyclical		80,189,619

Energy – 7.6%
Chevron Corp.
1.72% due 06/24/18	4,782,000	4,797,010
1.37% due 03/02/18	4,016,000	4,010,763
1.79% due 11/16/18	2,883,000	2,895,261
Shell International Finance BV
1.90% due 08/10/18	4,776,000	4,806,198
2.00% due 11/15/18	3,217,000	3,242,012
1.63% due 11/10/18	2,110,000	2,110,494
BP Capital Markets plc
1.38% due 05/10/18	2,701,000	2,692,068
1.67% due 02/13/18	2,359,000	2,359,743
2.24% due 09/26/18	2,015,000	2,031,521
Exxon Mobil Corp.
1.31% due 03/06/18	3,844,000	3,842,086
1.44% due 03/01/18	2,300,000	2,300,538

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 89

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued
	Face
	Amount	Value
CORPORATE BONDS†† – 98.7% (continued)
Energy – 7.6% (continued)
TransCanada PipeLines Ltd.
6.50% due 08/15/18	$2,705,000	$2,907,515
1.88% due 01/12/18	1,115,000	1,115,304
Suncor Energy, Inc.
6.10% due 06/01/18	2,950,000	3,125,242
Energy Transfer Partners, LP
2.50% due 06/15/18	1,484,000	1,486,340
6.70% due 07/01/18	1,369,000	1,459,395
Total Capital S.A.
2.13% due 08/10/18	2,844,000	2,867,298
Kinder Morgan Energy Partners, LP
5.95% due 02/15/18	2,093,000	2,181,808
Nabors Industries, Inc.
6.15% due 02/15/18	2,074,000	2,141,405
Total Capital Canada Ltd.
1.45% due 01/15/18	1,950,000	1,948,068
Marathon Oil Corp.
5.90% due 03/15/18	1,849,000	1,927,655
Enterprise Products Operating LLC
1.65% due 05/07/18	1,736,000	1,728,770
ConocoPhillips Co.
1.50% due 05/15/18	1,656,000	1,649,482
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
6.50% due 05/01/18	1,425,000	1,510,586
Petro-Canada
6.05% due 05/15/18	1,352,000	1,430,051
Marathon Petroleum Corp.
2.70% due 12/14/18	1,374,000	1,393,823
Canadian Natural Resources Ltd.
1.75% due 01/15/18	1,384,000	1,378,865
Equities Corp.
6.50% due 04/01/18	1,156,000	1,219,209
ConocoPhillips
5.20% due 05/15/18	1,144,000	1,197,291
Occidental Petroleum Corp.
1.50% due 02/15/18	1,108,000	1,107,795
Baker Hughes, Inc.
7.50% due 11/15/18	900,000	995,558
Spectra Energy Partners, LP
2.95% due 09/25/18	956,000	970,577
Spectra Energy Capital LLC
6.20% due 04/15/18	858,000	899,827
Devon Energy Corp.
2.25% due 12/15/18	500,000	499,402
Southwestern Energy Co.
7.50% due 02/01/18	239,000	250,950
Total Energy		72,479,910

Communications – 7.1%
AT&T, Inc.
5.50% due 02/01/18	5,799,000	6,038,383
2.38% due 11/27/18	3,888,000	3,918,225
5.60% due 05/15/18	2,745,000	2,888,113
1.75% due 01/15/18	1,503,000	1,502,552
Verizon Communications, Inc.
3.65% due 09/14/18	6,204,000	6,400,054
6.10% due 04/15/18	1,816,000	1,921,662
5.50% due 02/15/18	1,730,000	1,808,092
Cisco Systems, Inc.
1.65% due 06/15/18	3,672,000	3,686,886
1.40% due 02/28/18	2,800,000	2,801,901
Time Warner Cable LLC
6.75% due 07/01/18	4,657,000	4,991,894
Vodafone Group plc
1.50% due 02/19/18	2,623,000	2,613,117
4.63% due 07/15/18	2,124,000	2,212,932
Comcast Corp.
5.70% due 05/15/18	2,428,000	2,572,393
5.88% due 02/15/18	2,074,000	2,180,181
Rogers Communications, Inc.
6.80% due 08/15/18	3,988,000	4,315,514
Telefonica Emisiones SAU
3.19% due 04/27/18	2,900,000	2,945,269
British Telecommunications plc
5.95% due 01/15/18	2,681,000	2,804,490
Deutsche Telekom International Finance BV
6.75% due 08/20/18	1,950,000	2,111,731
Telecom Italia Capital S.A.
7.00% due 06/04/18	1,658,000	1,771,639
eBay, Inc.
2.50% due 03/09/18	1,400,000	1,411,444
Thomson Reuters Corp.
6.50% due 07/15/18	1,310,000	1,403,051
Historic TW, Inc.
6.88% due 06/15/18	1,179,000	1,266,010
Walt Disney Co.
1.50% due 09/17/18	1,261,000	1,263,847
Viacom, Inc.
2.50% due 09/01/18	1,158,000	1,167,375
Expedia, Inc.
7.46% due 08/15/18[1]	1,030,000	1,121,061
GTE Corp.
6.84% due 04/15/18	471,000	500,728
Total Communications		67,618,544

Industrial – 6.4%
General Electric Co.
5.63% due 05/01/18	8,645,000	9,157,001
1.63% due 04/02/18	3,552,000	3,563,778

See notes to financial statements.
90 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued
	Face
	Amount	Value
CORPORATE BONDS†† – 98.7% (continued)
Industrial – 6.4% (continued)
John Deere Capital Corp.
1.95% due 12/13/18	$3,132,000	$3,151,650
5.75% due 09/10/18	2,001,000	2,143,133
1.75% due 08/10/18	1,200,000	1,202,694
1.35% due 01/16/18	1,200,000	1,199,464
1.60% due 07/13/18	948,000	948,676
5.35% due 04/03/18	844,000	886,816
Caterpillar Financial Services Corp.
1.50% due 02/23/18	1,700,000	1,700,639
5.45% due 04/15/18	1,050,000	1,104,895
1.70% due 06/16/18	948,000	949,608
1.80% due 11/13/18	900,000	902,048
7.05% due 10/01/18	500,000	548,443
Koninklijke Philips N.V.
5.75% due 03/11/18	3,138,000	3,291,702
Caterpillar, Inc.
7.90% due 12/15/18	2,596,000	2,918,449
Arconic, Inc.
6.75% due 07/15/18	2,720,000	2,903,599
United Parcel Service, Inc.
5.50% due 01/15/18	2,422,000	2,532,664
Precision Castparts Corp.
1.25% due 01/15/18	2,202,000	2,197,682
Northrop Grumman Corp.
1.75% due 06/01/18	1,928,000	1,933,873
Roper Technologies, Inc.
2.05% due 10/01/18	1,852,000	1,861,734
Amphenol Corp.
2.55% due 01/30/19	1,786,000	1,807,075
Lockheed Martin Corp.
1.85% due 11/23/18	1,774,000	1,781,061
Ingersoll-Rand Global Holding Company Ltd.
6.88% due 08/15/18	1,627,000	1,766,245
Republic Services, Inc.
3.80% due 05/15/18	1,644,000	1,692,501
Burlington Northern Santa Fe LLC
5.75% due 03/15/18	1,491,000	1,571,697
CRH America, Inc.
8.13% due 07/15/18	1,428,000	1,567,380
Waste Management, Inc.
6.10% due 03/15/18	1,430,000	1,512,804
Stanley Black & Decker, Inc.
2.45% due 11/17/18	1,474,000	1,491,053
Norfolk Southern Corp.
5.75% due 04/01/18	1,382,000	1,457,167
Harris Corp.
2.00% due 04/27/18	1,158,000	1,160,515
Total Industrial		60,906,046

Technology – 5.0%
Apple, Inc.
1.00% due 05/03/18	9,790,000	9,747,198
1.30% due 02/23/18	1,100,000	1,100,375
International Business Machines Corp.
7.63% due 10/15/18	3,650,000	4,049,269
1.13% due 02/06/18	3,400,000	3,392,823
1.25% due 02/08/18	3,000,000	2,997,396
Microsoft Corp.
1.30% due 11/03/18	4,279,000	4,274,049
1.63% due 12/06/18	2,944,000	2,962,636
Oracle Corp.
5.75% due 04/15/18	6,145,000	6,502,688
QUALCOMM, Inc.
1.40% due 05/18/18[1]	3,000,000	2,997,546
Xerox Corp.
6.35% due 05/15/18	2,562,000	2,700,614
Seagate HDD Cayman
3.75% due 11/15/18	1,828,000	1,867,988
Fidelity National Information Services, Inc.
2.85% due 10/15/18	1,700,000	1,730,272
Altera Corp.
2.50% due 11/15/18	1,280,000	1,304,652
Texas Instruments, Inc.
1.00% due 05/01/18	1,130,000	1,124,577
Maxim Integrated Products, Inc.
2.50% due 11/15/18	858,000	864,455
Total Technology		47,616,538

Utilities – 3.3%
Consolidated Edison Company of New York, Inc.
5.85% due 04/01/18	1,808,000	1,910,727
7.13% due 12/01/18	1,552,000	1,718,461
Dominion Resources, Inc.
6.40% due 06/15/18	2,041,000	2,176,460
1.90% due 06/15/18	272,000	271,905
Southern Co.
1.55% due 07/01/18	1,100,000	1,096,698
2.45% due 09/01/18	1,057,000	1,068,310
Georgia Power Co.
1.95% due 12/01/18	2,074,000	2,086,585
Pacific Gas & Electric Co.
8.25% due 10/15/18	1,716,000	1,914,716
Commonwealth Edison Co.
5.80% due 03/15/18	1,663,000	1,753,547
Berkshire Hathaway Energy Co.
5.75% due 04/01/18	1,428,000	1,505,409
FirstEnergy Corp.
2.75% due 03/15/18	1,480,000	1,492,262
Oncor Electric Delivery Company LLC
6.80% due 09/01/18	1,256,000	1,365,246

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 91

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued
	Face
	Amount	Value
CORPORATE BONDS†† – 98.7% (continued)
Utilities – 3.3% (continued)
Duke Energy Carolinas LLC
7.00% due 11/15/18	$1,225,000	$1,351,872
Nevada Power Co.
6.50% due 08/01/18	1,243,000	1,341,831
Virginia Electric & Power Co.
5.40% due 04/30/18	1,268,000	1,334,277
Sempra Energy
6.15% due 06/15/18	1,174,000	1,246,833
TransAlta Corp.
6.90% due 05/15/18	1,182,000	1,235,205
PacifiCorp
5.65% due 07/15/18	1,158,000	1,233,397
NextEra Energy Capital Holdings, Inc.
1.65% due 09/01/18	1,200,000	1,198,289
PECO Energy Co.
5.35% due 03/01/18	1,130,000	1,182,936
Duke Energy Corp.
2.10% due 06/15/18	1,030,000	1,035,830
Northern States Power Co.
5.25% due 03/01/18	928,000	971,298
Duke Energy Florida LLC
5.65% due 06/15/18	858,000	910,148
Total Utilities		31,402,242

Basic Materials – 1.3%
EI du Pont de Nemours & Co.
6.00% due 07/15/18	3,227,000	3,441,460
Freeport-McMoRan, Inc.
2.38% due 03/15/18	3,217,000	3,208,958
CF Industries, Inc.
6.88% due 05/01/18	1,808,000	1,907,440
Nucor Corp.
5.85% due 06/01/18	1,404,000	1,488,001
International Paper Co.
7.95% due 06/15/18	1,271,000	1,388,101
Goldcorp, Inc.
2.13% due 03/15/18	1,290,000	1,290,663
Total Basic Materials		12,724,623
Total Corporate Bonds
(Cost $937,245,395)		937,677,873

SECURITIES LENDING COLLATERAL††,2 – 0.3%
Joint Repurchase Agreements
HSBC Securities (USA), Inc.
issued 11/30/16 at 0.27% due 12/01/16	$555,646	$555,646
Mizuho Securities (USA), Inc.
issued 11/30/16 at 0.28% due 12/01/16	555,646	555,646
RBC Dominion Securities, Inc.
issued 11/30/16 at 0.29% due 12/01/16	555,646	555,646
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/16 at 0.26% due 12/01/16	362,271	362,271
Citigroup Global Markets, Inc.
issued 11/30/16 at 0.28% due 12/01/16	357,831	357,831
Total Securities Lending Collateral
(Cost $2,387,040)		2,387,040
Total Investments – 99.0%
(Cost $939,632,435)		$940,064,913
Other Assets & Liabilities, net – 1.0%		9,076,727
Total Net Assets – 100.0%		$949,141,640

††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at November 30, 2016 — See Note 2.
2	Securities lending collateral — See Note 2.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2018.
See Sector Classification in Supplemental Information section.

Country Diversification
% of Corporate
Country	Bonds
United States	79.5%
Canada	8.5%
United Kingdom	3.2%
Netherlands	2.1%
Switzerland	1.8%
France	1.3%
Luxembourg	0.9%
Other	2.7%
Total Corporate Bonds	100.0%

See notes to financial statements.
92 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued
The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$937,677,873	$—	$937,677,873
Securities Lending Collateral	—	2,387,040	—	2,387,040
Total	$—	$940,064,913	$—	$940,064,913
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2016, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 93

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF
	Face
	Amount	Value
CORPORATE BONDS†† – 99.1%
Financial – 41.8%
Morgan Stanley
5.63% due 09/23/19	$5,900,000	$6,416,068
2.38% due 07/23/19	4,645,000	4,665,210
7.30% due 05/13/19	4,150,000	4,637,567
2.50% due 01/24/19	4,302,000	4,341,811
2.45% due 02/01/19	3,000,000	3,024,672
JPMorgan Chase & Co.
2.25% due 01/23/20	6,438,000	6,420,934
6.30% due 04/23/19	4,692,000	5,150,976
2.20% due 10/22/19	3,864,000	3,878,150
2.35% due 01/28/19	2,961,000	2,985,212
1.85% due 03/22/19	2,000,000	1,996,386
Bank of America Corp.
2.60% due 01/15/19	6,331,000	6,390,044
7.63% due 06/01/19	4,890,000	5,509,240
2.65% due 04/01/19	4,448,000	4,496,683
5.49% due 03/15/19	1,100,000	1,170,512
Goldman Sachs Group, Inc.
7.50% due 02/15/19	5,188,000	5,779,992
2.55% due 10/23/19	4,696,000	4,728,867
2.63% due 01/31/19	3,961,000	4,004,987
2.00% due 04/25/19	2,000,000	1,995,486
Royal Bank of Canada
2.00% due 10/01/18	5,778,000	5,814,269
1.63% due 04/15/19	3,000,000	2,975,790
1.50% due 07/29/19	2,600,000	2,566,626
2.15% due 03/15/19	1,973,000	1,981,784
Citigroup, Inc.
2.50% due 07/29/19	3,453,000	3,478,659
2.55% due 04/08/19	3,355,000	3,386,319
8.50% due 05/22/19	2,275,000	2,609,923
2.05% due 06/07/19	1,700,000	1,697,316
Bank of Nova Scotia
2.13% due 09/11/19	2,967,000	2,983,063
1.65% due 06/14/19	3,000,000	2,970,777
2.05% due 06/05/19	1,723,000	1,726,101
1.95% due 01/15/19	1,491,000	1,492,840
Deutsche Bank AG
2.50% due 02/13/19	4,473,000	4,389,104
2.85% due 05/10/19	3,200,000	3,163,443
Toronto-Dominion Bank
2.13% due 07/02/19	2,972,000	2,984,414
2.25% due 11/05/19	1,974,000	1,987,717
1.45% due 08/13/19	1,800,000	1,776,073
1.95% due 01/22/19	668,000	669,473
Credit Suisse AG NY
2.30% due 05/28/19	4,800,000	4,811,390
5.30% due 08/13/19	2,350,000	2,534,994
Sumitomo Mitsui Banking Corp.
2.45% due 01/10/19	2,500,000	2,514,323
2.25% due 07/11/19	2,500,000	2,498,213
2.05% due 01/18/19	1,300,000	1,297,677
PNC Bank North America
1.95% due 03/04/19	2,500,000	2,507,270
2.25% due 07/02/19	2,000,000	2,015,620
1.45% due 07/29/19	1,600,000	1,580,755
Wells Fargo & Co.
2.13% due 04/22/19	3,464,000	3,477,312
2.15% due 01/15/19	2,473,000	2,486,287
Santander UK plc
2.35% due 09/10/19	3,028,000	3,029,708
2.50% due 03/14/19	2,900,000	2,915,463
BB&T Corp.
2.45% due 01/15/20	2,463,000	2,478,640
2.25% due 02/01/19	2,222,000	2,239,947
6.85% due 04/30/19	493,000	548,470
5.25% due 11/01/19	490,000	530,284
Svenska Handelsbanken AB
2.50% due 01/25/19	3,500,000	3,542,634
1.50% due 09/06/19	1,600,000	1,575,118
2.25% due 06/17/19	500,000	502,397
Bank of New York Mellon Corp.
2.30% due 09/11/19	1,973,000	1,994,798
2.20% due 03/04/19	1,491,000	1,502,927
5.45% due 05/15/19	937,000	1,014,260
2.20% due 05/15/19	937,000	943,749
International Lease Finance Corp.
6.25% due 05/15/19	3,000,000	3,236,400
5.88% due 04/01/19	2,000,000	2,135,000
American Express Credit Corp.
2.25% due 08/15/19	2,674,000	2,688,060
2.13% due 03/18/19	2,474,000	2,484,198
UBS AG/Stamford CT
2.38% due 08/14/19	5,000,000	5,029,745
US Bank North America/Cincinnati OH
2.13% due 10/28/19	2,925,000	2,945,278
1.40% due 04/26/19	2,000,000	1,979,210
Cooperatieve Rabobank UA
2.25% due 01/14/19	3,350,000	3,370,854
1.38% due 08/09/19	1,300,000	1,278,505
KeyBank North America/Cleveland OH
2.50% due 12/15/19	1,900,000	1,922,863
2.35% due 03/08/19	1,590,000	1,603,782
1.60% due 08/22/19	800,000	790,266
Simon Property Group, LP
5.65% due 02/01/20	1,998,000	2,195,425
10.35% due 04/01/19	1,734,000	2,085,752
Wells Fargo Bank North America
1.75% due 05/24/19	4,000,000	3,988,939
Fifth Third Bank/Cincinnati OH
2.38% due 04/25/19	2,000,000	2,018,324
2.30% due 03/15/19	1,500,000	1,511,046
Barclays plc
2.75% due 11/08/19	3,450,000	3,443,342

See notes to financial statements.
94 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.1% (continued)
Financial – 41.8% (continued)
Berkshire Hathaway Finance Corp.
1.70% due 03/15/19	$2,300,000	$2,299,731
1.30% due 08/15/19	800,000	789,599
Bank of Montreal
1.50% due 07/18/19	2,800,000	2,764,756
HSBC USA, Inc.
2.38% due 11/13/19	1,400,000	1,403,742
2.25% due 06/23/19	1,350,000	1,346,832
Branch Banking & Trust Co.
1.45% due 05/10/19	2,700,000	2,671,777
Berkshire Hathaway, Inc.
2.10% due 08/14/19	2,388,000	2,410,077
Capital One Bank USA North America
2.30% due 06/05/19	2,000,000	2,008,518
8.80% due 07/15/19	315,000	364,168
Citizens Bank North America/Providence RI
2.50% due 03/14/19	1,300,000	1,310,011
2.45% due 12/04/19	1,000,000	1,005,799
BlackRock, Inc.
5.00% due 12/10/19	1,924,000	2,094,799
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust
3.75% due 05/15/19	2,000,000	2,040,000
BPCE S.A.
2.50% due 07/15/19	2,000,000	2,015,348
Nomura Holdings, Inc.
2.75% due 03/19/19	1,982,000	2,004,155
MetLife, Inc.
7.72% due 02/15/19	1,775,000	1,995,785
BNP Paribas S.A.
2.45% due 03/17/19	1,980,000	1,993,246
US Bancorp
2.20% due 04/25/19	1,973,000	1,990,021
Capital One North America/Mclean VA
2.40% due 09/05/19	1,900,000	1,909,677
Royal Bank of Scotland Group plc
6.40% due 10/21/19	1,700,000	1,854,108
American Tower Corp.
3.40% due 02/15/19	1,780,000	1,822,466
Lloyds Bank plc
2.35% due 09/05/19	1,800,000	1,811,828
JPMorgan Chase Bank North America
1.65% due 09/23/19	1,800,000	1,787,081
Canadian Imperial Bank of Commerce
1.60% due 09/06/19	1,800,000	1,781,264
Skandinaviska Enskilda Banken AB
1.50% due 09/13/19	1,700,000	1,672,681
Welltower, Inc.
4.13% due 04/01/19	1,586,000	1,648,213
Ventas Realty Limited Partnership / Ventas Capital Corp.
4.00% due 04/30/19	1,585,000	1,647,588
Lincoln National Corp.
8.75% due 07/01/19	1,318,000	1,524,143
Synchrony Financial
3.00% due 08/15/19	1,480,000	1,501,799
Santander Holdings USA, Inc.
2.70% due 05/24/19	1,493,000	1,492,276
American International Group, Inc.
2.30% due 07/16/19	1,480,000	1,488,338
MUFG Union Bank North America
2.25% due 05/06/19	1,400,000	1,404,256
Boston Properties, LP
5.88% due 10/15/19	1,232,000	1,349,296
American Express Co.
8.13% due 05/20/19	1,138,000	1,302,087
National City Corp.
6.88% due 05/15/19	1,134,000	1,247,862
Prudential Financial, Inc.
7.38% due 06/15/19	1,037,000	1,168,307
TD Ameritrade Holding Corp.
5.60% due 12/01/19	994,000	1,096,367
Jefferies Group LLC
8.50% due 07/15/19[1]	956,000	1,088,009
SunTrust Banks, Inc.
2.50% due 05/01/19	987,000	996,442
Ares Capital Corp.
3.88% due 01/15/20	981,000	996,013
Capital One Financial Corp.
2.45% due 04/24/19	988,000	995,937
Huntington National Bank
2.20% due 04/01/19	900,000	901,562
Realty Income Corp.
6.75% due 08/15/19	763,000	857,599
MPT Operating Partnership Limited Partnership /
MPT Finance Corp.
6.38% due 03/01/24	800,000	824,000
PNC Financial Services Group, Inc.
6.70% due 06/10/19	690,000	769,888
HCP, Inc.
2.63% due 02/01/20	740,000	740,944
Manufacturers & Traders Trust Co.
2.25% due 07/25/19	700,000	705,523
Weyerhaeuser Co.
7.38% due 10/01/19	493,000	557,105
Fifth Third Bancorp
2.30% due 03/01/19	494,000	497,186
Mastercard, Inc.
2.00% due 04/01/19	493,000	496,927
Travelers Companies, Inc.
5.90% due 06/02/19	444,000	485,283

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 95

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.1% (continued)
Financial – 41.8% (continued)
Chubb INA Holdings, Inc.
5.90% due 06/15/19	$196,000	$214,864
Total Financial		292,640,996

Consumer, Non-cyclical – 15.3%
Anheuser-Busch InBev Finance, Inc.
1.90% due 02/01/19	7,455,000	7,458,817
2.15% due 02/01/19	1,874,000	1,886,327
Anheuser-Busch InBev Worldwide, Inc.
7.75% due 01/15/19	4,106,000	4,589,243
6.88% due 11/15/19	2,166,000	2,458,694
Novartis Securities Investment Ltd.
5.13% due 02/10/19	5,292,000	5,672,785
Shire Acquisitions Investments Ireland DAC
1.90% due 09/23/19	5,700,000	5,628,852
Becton Dickinson and Co.
2.68% due 12/15/19	2,180,000	2,220,661
6.38% due 08/01/19	1,678,000	1,863,778
5.00% due 05/15/19	938,000	1,002,133
Altria Group, Inc.
2.63% due 01/14/20	2,442,000	2,473,143
9.25% due 08/06/19	2,037,000	2,418,846
Amgen, Inc.
2.20% due 05/22/19	2,220,000	2,234,479
5.70% due 02/01/19	1,967,000	2,121,529
Pfizer, Inc.
2.10% due 05/15/19	2,626,000	2,651,296
1.45% due 06/03/19	1,500,000	1,489,835
HCA, Inc.
3.75% due 03/15/19	2,772,000	2,841,300
4.25% due 10/15/19	990,000	1,022,175
General Mills, Inc.
5.65% due 02/15/19	1,984,000	2,137,919
2.20% due 10/21/19	1,484,000	1,493,085
UnitedHealth Group, Inc.
2.30% due 12/15/19	2,592,000	2,619,213
1.63% due 03/15/19	938,000	935,218
Johnson & Johnson
1.88% due 12/05/19	2,528,000	2,542,549
1.13% due 03/01/19	600,000	595,162
Aetna, Inc.
1.90% due 06/07/19	3,000,000	2,988,093
Unilever Capital Corp.
4.80% due 02/15/19	1,500,000	1,599,630
2.20% due 03/06/19	1,000,000	1,010,542
AstraZeneca plc
1.95% due 09/18/19	2,576,000	2,579,769
Philip Morris International, Inc.
1.88% due 01/15/19	1,288,000	1,291,203
1.38% due 02/25/19	1,000,000	991,078
McKesson Corp.
2.28% due 03/15/19	2,079,000	2,090,996
Stryker Corp.
2.00% due 03/08/19	2,000,000	2,005,218
Merck Sharp & Dohme Corp.
5.00% due 06/30/19	1,828,000	1,978,472
Procter & Gamble Co.
1.90% due 11/01/19	1,878,000	1,892,619
Anthem, Inc.
2.25% due 08/15/19	1,783,000	1,780,773
7.00% due 02/15/19	96,000	105,785
Abbott Laboratories
5.13% due 04/01/19	1,686,000	1,805,861
Coca-Cola Co.
1.38% due 05/30/19	1,800,000	1,790,276
PepsiCo, Inc.
1.35% due 10/04/19	1,500,000	1,485,365
1.50% due 02/22/19	300,000	299,030
Tyson Foods, Inc.
2.65% due 08/15/19	1,583,000	1,599,688
Princeton University
4.95% due 03/01/19	1,443,000	1,550,111
Sysco Corp.
1.90% due 04/01/19	1,500,000	1,496,291
Thermo Fisher Scientific, Inc.
2.40% due 02/01/19	1,482,000	1,494,603
Express Scripts Holding Co.
2.25% due 06/15/19	1,488,000	1,490,562
Reynolds American, Inc.
8.13% due 06/23/19	1,294,000	1,486,856
Celgene Corp.
2.25% due 05/15/19	1,284,000	1,288,670
Mead Johnson Nutrition Co.
4.90% due 11/01/19	1,097,000	1,179,055
Express Scripts, Inc.
7.25% due 06/15/19	988,000	1,109,800
Zimmer Biomet Holdings, Inc.
4.63% due 11/30/19	992,000	1,053,182
Gilead Sciences, Inc.
2.05% due 04/01/19	988,000	991,882
Mondelez International, Inc.
2.25% due 02/01/19	921,000	921,084
Actavis Funding SCS
2.45% due 06/15/19	892,000	897,674
Bristol-Myers Squibb Co.
1.75% due 03/01/19	894,000	894,210
Eli Lilly & Co.
1.95% due 03/15/19	888,000	893,973
Mylan, Inc.
2.55% due 03/28/19	894,000	893,454
Molson Coors Brewing Co.
1.45% due 07/15/19	700,000	689,595

See notes to financial statements.
96 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.1% (continued)
Consumer, Non-cyclical – 15.3% (continued)
Kellogg Co.
4.15% due 11/15/19	$567,000	$599,762
Colgate-Palmolive Co.
1.75% due 03/15/19	397,000	399,457
Kroger Co.
1.50% due 09/30/19	300,000	295,381
Total Consumer, Non-cyclical		107,277,039

Energy – 9.3%
Shell International Finance BV
4.30% due 09/22/19	4,161,000	4,417,679
1.38% due 05/10/19	3,000,000	2,964,768
1.38% due 09/12/19	1,000,000	985,272
Chevron Corp.
4.95% due 03/03/19	2,717,000	2,903,889
1.56% due 05/16/19	2,500,000	2,486,020
2.19% due 11/15/19	1,287,000	1,302,188
Exxon Mobil Corp.
1.82% due 03/15/19	3,766,000	3,757,956
1.71% due 03/01/19	1,200,000	1,198,795
BP Capital Markets plc
4.75% due 03/10/19	1,732,000	1,837,293
2.24% due 05/10/19	1,780,000	1,789,770
1.68% due 05/03/19	1,300,000	1,289,764
ConocoPhillips
5.75% due 02/01/19	3,640,000	3,921,062
Total Capital International S.A.
2.13% due 01/10/19	1,878,000	1,889,349
2.10% due 06/19/19	1,792,000	1,799,241
Kinder Morgan, Inc.
3.05% due 12/01/19	2,771,000	2,800,475
Enterprise Products Operating LLC
6.50% due 01/31/19	1,215,000	1,328,593
2.55% due 10/15/19	1,085,000	1,095,911
Halliburton Co.
6.15% due 09/15/19	2,101,000	2,317,367
Hess Corp.
8.13% due 02/15/19	2,048,000	2,292,097
Cenovus Energy, Inc.
5.70% due 10/15/19	2,074,000	2,207,723
Kinder Morgan Energy Partners, LP
2.65% due 02/01/19	1,284,000	1,288,047
9.00% due 02/01/19	690,000	779,629
ONEOK Partners, LP
8.63% due 03/01/19	1,617,000	1,825,596
Noble Energy, Inc.
8.25% due 03/01/19	1,405,000	1,579,289
TransCanada PipeLines Ltd.
7.13% due 01/15/19	1,390,000	1,523,276
Valero Energy Corp.
9.38% due 03/15/19	1,287,000	1,488,138
EQT Corp.
8.13% due 06/01/19	1,287,000	1,450,901
EOG Resources, Inc.
5.63% due 06/01/19	1,293,000	1,398,544
Husky Energy, Inc.
7.25% due 12/15/19	1,174,000	1,337,028
Spectra Energy Capital LLC
8.00% due 10/01/19	1,088,000	1,234,980
Pride International, Inc.
8.50% due 06/15/19[1]	1,045,000	1,127,294
Anadarko Petroleum Corp.
8.70% due 03/15/19	938,000	1,064,500
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
2.60% due 12/15/19	988,000	989,112
Diamond Offshore Drilling, Inc.
5.88% due 05/01/19	944,000	967,062
Magellan Midstream Partners, LP
6.55% due 07/15/19	765,000	847,646
Encana Corp.
6.50% due 05/15/19	690,000	742,164
Enbridge Energy Partners, LP
9.88% due 03/01/19	632,000	720,058
Total Energy		64,948,476

Communications – 8.4%
Cisco Systems, Inc.
4.95% due 02/15/19	3,706,000	3,962,202
2.13% due 03/01/19	3,168,000	3,198,996
1.60% due 02/28/19	2,500,000	2,498,433
1.40% due 09/20/19	1,300,000	1,285,518
AT&T, Inc.
5.80% due 02/15/19	4,200,000	4,519,577
2.30% due 03/11/19	2,784,000	2,791,957
5.88% due 10/01/19	1,583,000	1,732,291
Time Warner Cable LLC
8.25% due 04/01/19	3,594,000	4,058,535
8.75% due 02/14/19	2,572,000	2,914,153
Orange S.A.
5.38% due 07/08/19	2,672,000	2,890,551
2.75% due 02/06/19	1,292,000	1,311,379
Walt Disney Co.
1.85% due 05/30/19	1,289,000	1,295,216
5.50% due 03/15/19	1,097,000	1,189,328
0.88% due 07/12/19	1,000,000	981,212
Verizon Communications, Inc.
1.38% due 08/15/19	1,800,000	1,767,211
2.55% due 06/17/19	988,000	1,000,626
Vodafone Group plc
5.45% due 06/10/19	1,877,000	2,030,514

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 97

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.1% (continued)
Communications – 8.4% (continued)
eBay, Inc.
2.20% due 08/01/19	$1,876,000	$1,874,680
Amazon.com, Inc.
2.60% due 12/05/19	1,776,000	1,812,873
Telefonica Emisiones SAU
5.88% due 07/15/19	1,580,000	1,718,011
Telecom Italia Capital S.A.
7.18% due 06/18/19	1,436,000	1,602,576
Deutsche Telekom International Finance BV
6.00% due 07/08/19	1,400,000	1,537,605
Time Warner, Inc.
2.10% due 06/01/19	1,287,000	1,284,858
British Telecommunications plc
2.35% due 02/14/19	1,200,000	1,208,555
Comcast Corp.
5.70% due 07/01/19	1,038,000	1,137,507
CBS Corp.
2.30% due 08/15/19	1,088,000	1,092,386
21st Century Fox America, Inc.
6.90% due 03/01/19	986,000	1,090,606
America Movil SAB de CV
5.00% due 10/16/19	800,000	864,786
Viacom, Inc.
5.63% due 09/15/19	790,000	855,617
Omnicom Group, Inc.
6.25% due 07/15/19	767,000	846,921
Discovery Communications LLC
5.63% due 08/15/19	740,000	803,482
Scripps Networks Interactive, Inc.
2.75% due 11/15/19	789,000	799,620
Thomson Reuters Corp.
4.70% due 10/15/19	592,000	629,966
Total Communications		58,587,748

Consumer, Cyclical – 7.1%
Ford Motor Credit Company LLC
2.02% due 05/03/19	3,000,000	2,966,264
2.38% due 03/12/19	2,650,000	2,649,070
2.60% due 11/04/19	2,000,000	2,001,132
2.94% due 01/08/19	1,750,000	1,771,469
1.90% due 08/12/19	1,200,000	1,181,089
General Motors Financial Company, Inc.
3.10% due 01/15/19	2,489,000	2,512,128
2.40% due 05/09/19	2,400,000	2,379,091
3.15% due 01/15/20	1,658,000	1,666,900
3.50% due 07/10/19	1,484,000	1,509,970
2.35% due 10/04/19	1,300,000	1,278,948
Toyota Motor Credit Corp.
2.10% due 01/17/19	2,824,000	2,840,326
2.13% due 07/18/19	2,337,000	2,349,891
1.40% due 05/20/19	1,700,000	1,681,405
1.70% due 02/19/19	1,500,000	1,496,426
American Honda Finance Corp.
2.25% due 08/15/19	2,730,000	2,763,328
1.20% due 07/12/19	2,000,000	1,964,432
1.70% due 02/22/19	1,200,000	1,198,153
Costco Wholesale Corp.
1.70% due 12/15/19	3,568,000	3,572,253
Walgreens Boots Alliance, Inc.
2.70% due 11/18/19	2,026,000	2,055,604
Newell Brands, Inc.
2.60% due 03/29/19	1,800,000	1,823,596
CVS Health Corp.
2.25% due 08/12/19	1,783,000	1,791,353
Target Corp.
2.30% due 06/26/19	1,484,000	1,506,447
Home Depot, Inc.
2.00% due 06/15/19	1,383,000	1,398,213
Wal-Mart Stores, Inc.
4.13% due 02/01/19	1,092,000	1,150,437
Mattel, Inc.
2.35% due 05/06/19	888,000	890,890
Lowe's Companies, Inc.
4.63% due 04/15/20	789,000	846,189
PACCAR Financial Corp.
1.30% due 05/10/19	450,000	445,671
Walgreen Co.
5.25% due 01/15/19	271,000	287,390
Total Consumer, Cyclical		49,978,065

Industrial – 6.0%
Caterpillar Financial Services Corp.
2.10% due 06/09/19	1,684,000	1,690,383
7.15% due 02/15/19	1,332,000	1,483,203
1.35% due 05/18/19	1,400,000	1,383,563
2.25% due 12/01/19	939,000	945,153
General Electric Co.
6.00% due 08/07/19	2,219,000	2,462,182
2.20% due 01/09/20	2,288,000	2,298,362
John Deere Capital Corp.
2.30% due 09/16/19	1,482,000	1,497,453
2.25% due 04/17/19	1,288,000	1,301,518
1.95% due 01/08/19	1,200,000	1,204,225
Illinois Tool Works, Inc.
6.25% due 04/01/19	1,516,000	1,667,521
1.95% due 03/01/19	1,194,000	1,205,003
United Technologies Corp.
6.13% due 02/01/19	2,125,000	2,324,844
United Parcel Service, Inc.
5.13% due 04/01/19	2,079,000	2,241,647
Deere & Co.
4.38% due 10/16/19	1,988,000	2,122,324
L-3 Communications Corp.
5.20% due 10/15/19	1,880,000	2,022,639
See notes to financial statements.
98 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued
	Face
	Amount	Value
CORPORATE BONDS†† – 99.1% (continued)
Industrial – 6.0% (continued)
3M Co.
1.63% due 06/15/19	$1,991,000	$1,998,241
Lockheed Martin Corp.
4.25% due 11/15/19	1,730,000	1,845,380
FedEx Corp.
8.00% due 01/15/19	1,584,000	1,782,605
Arconic, Inc.
5.72% due 02/23/19	1,350,000	1,429,907
Boeing Co.
6.00% due 03/15/19	1,137,000	1,244,312
Burlington Northern Santa Fe LLC
4.70% due 10/01/19	1,036,000	1,116,625
Republic Services, Inc.
5.50% due 09/15/19	938,000	1,024,414
Canadian National Railway Co.
5.55% due 03/01/19	896,000	967,787
Keysight Technologies, Inc.
3.30% due 10/30/19	895,000	909,039
Norfolk Southern Corp.
5.90% due 06/15/19	789,000	863,220
Roper Technologies, Inc.
6.25% due 09/01/19	727,000	803,435
Boeing Capital Corp.
4.70% due 10/27/19	740,000	802,002
Emerson Electric Co.
4.88% due 10/15/19	739,000	801,094
Northrop Grumman Corp.
5.05% due 08/01/19	690,000	744,380
Total Industrial		42,182,461

Technology – 5.2%
Oracle Corp.
5.00% due 07/08/19	3,865,000	4,174,652
2.25% due 10/08/19	2,618,000	2,650,267
2.38% due 01/15/19	2,578,000	2,616,327
Apple, Inc.
2.10% due 05/06/19	4,560,000	4,607,903
1.10% due 08/02/19	2,000,000	1,970,610
1.70% due 02/22/19	1,450,000	1,454,127
International Business Machines Corp.
8.38% due 11/01/19	1,775,000	2,096,372
1.88% due 05/15/19	1,900,000	1,908,687
1.95% due 02/12/19[1]	1,800,000	1,812,901
1.80% due 05/17/19	1,000,000	1,002,552
Microsoft Corp.
1.10% due 08/08/19	4,300,000	4,242,337
4.20% due 06/01/19	1,928,000	2,053,769
Xerox Corp.
5.63% due 12/15/19	1,678,000	1,804,211
2.75% due 03/15/19	394,000	394,735
CA, Inc.
5.38% due 12/01/19	1,184,000	1,283,706
Texas Instruments, Inc.
1.65% due 08/03/19	1,187,000	1,185,534
Xilinx, Inc.
2.13% due 03/15/19	903,000	905,451
Total Technology		36,164,141

Utilities – 3.0%
Dominion Resources, Inc.
2.50% due 12/01/19	1,289,000	1,305,314
5.20% due 08/15/19	1,085,000	1,172,102
1.60% due 08/15/19	900,000	889,029
Exelon Generation Company LLC
2.95% due 01/15/20	1,300,000	1,317,967
5.20% due 10/01/19	1,136,000	1,221,101
Southern Co.
1.85% due 07/01/19	2,000,000	1,994,178
Sempra Energy
9.80% due 02/15/19	888,000	1,034,400
1.63% due 10/07/19	920,000	908,063
NextEra Energy Capital Holdings, Inc.
6.00% due 03/01/19	1,190,000	1,288,703
2.30% due 04/01/19	400,000	403,266
MidAmerican Energy Co.
2.40% due 03/15/19	1,290,000	1,307,788
Duke Energy Corp.
5.05% due 09/15/19	1,138,000	1,229,577
Xcel Energy, Inc.
4.70% due 05/15/20	1,113,000	1,189,608
Consumers Energy Co.
6.70% due 09/15/19	992,000	1,120,114
NiSource Finance Corp.
6.80% due 01/15/19	838,000	918,640
Nevada Power Co.
7.13% due 03/15/19	789,000	881,498
Georgia Power Co.
4.25% due 12/01/19	792,000	844,753
Duke Energy Progress LLC
5.30% due 01/15/19	753,000	808,423
Entergy Texas, Inc.
7.13% due 02/01/19	641,000	708,978
Arizona Public Service Co.
8.75% due 03/01/19	493,000	564,572
Total Utilities		21,108,074

Basic Materials – 3.0%
Dow Chemical Co.
8.55% due 05/15/19	3,606,000	4,145,440
LyondellBasell Industries N.V.
5.00% due 04/15/19	3,500,000	3,706,416
Rio Tinto Finance USA Ltd.
9.00% due 05/01/19	2,559,000	2,971,705
Praxair, Inc.
4.50% due 08/15/19	1,805,000	1,929,747

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 99

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued
	Face
	Amount	Value
CORPORATE BONDS†† – 99.1% (continued)
Basic Materials – 3.0% (continued)
Newmont Mining Corp.
5.13% due 10/01/19	$1,291,000	$1,385,021
Eastman Chemical Co.
2.70% due 01/15/20	1,323,000	1,328,533
Potash Corporation of Saskatchewan, Inc.
6.50% due 05/15/19	1,142,000	1,252,282
Lubrizol Corp.
8.88% due 02/01/19	1,091,000	1,250,746
EI du Pont de Nemours & Co.
5.75% due 03/15/19	1,088,000	1,181,578
Monsanto Co.
2.13% due 07/15/19	789,000	787,824
Agrium, Inc.
6.75% due 01/15/19	694,000	754,748
Total Basic Materials		20,694,040
Total Corporate Bonds
(Cost $693,544,558)		693,581,040

SECURITIES LENDING COLLATERAL††,2 – 0.3%
Joint Repurchase Agreements
HSBC Securities (USA), Inc.
issued 11/30/16 at 0.27% due 12/01/16	$435,552	$435,552
Mizuho Securities (USA), Inc.
issued 11/30/16 at 0.28% due 12/01/16	435,552	435,552
RBC Dominion Securities, Inc.
issued 11/30/16 at 0.29% due 12/01/16	435,552	435,552
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/16 at 0.26% due 12/01/16	283,959	283,959
Citigroup Global Markets, Inc.
issued 11/30/16 at 0.28% due 12/01/16	280,185	280,185
Total Securities Lending Collateral
(Cost $1,870,800)		1,870,800

Total Investments – 99.4%
(Cost $695,415,358)		$695,451,840
Other Assets & Liabilities, net – 0.6%		4,142,578
Total Net Assets – 100.0%		$699,594,418

††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at November 30, 2016 — See Note 2.
2	Securities lending collateral — See Note 2.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2019.
See Sector Classification in Supplemental Information section.

Country Diversification
% of Corporate
Country	Bonds
United States	77.7%
Canada	6.3%
United Kingdom	3.4%
Netherlands	2.6%
Switzerland	1.8%
France	1.7%
Japan	1.2%
Other	5.3%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$693,581,040	$—	$693,581,040
Securities Lending Collateral	—	1,870,800	—	1,870,800
Total	$—	$695,451,840	$—	$695,451,840
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2016, there were no transfers between levels.

See notes to financial statements.
100 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCK Guggenheim BulletShares 2020 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9%
Financial – 39.1%
JPMorgan Chase & Co.
2.55% due 10/29/20	$4,711,000	$4,727,361
4.40% due 07/22/20	4,411,000	4,693,308
4.25% due 10/15/20	4,356,000	4,627,492
2.30% due 08/15/21	4,702,000	4,620,091
2.75% due 06/23/20	3,611,000	3,645,637
4.95% due 03/25/20	2,367,000	2,557,165
Morgan Stanley
2.65% due 01/27/20	4,353,000	4,382,818
2.80% due 06/16/20	4,290,000	4,330,605
5.50% due 07/24/20	3,750,000	4,113,525
5.50% due 01/26/20	3,750,000	4,080,405
Goldman Sachs Group, Inc.
5.38% due 03/15/20	5,226,000	5,683,020
6.00% due 06/15/20	3,653,000	4,069,621
2.75% due 09/15/20	3,365,000	3,383,847
2.60% due 04/23/20	3,139,000	3,145,959
Bank of America Corp.
5.63% due 07/01/20	5,445,000	6,003,821
2.25% due 04/21/20	4,359,000	4,324,315
2.63% due 10/19/20	3,797,000	3,800,436
Royal Bank of Canada
2.20% due 09/23/19	4,763,000	4,797,098
1.88% due 02/05/20	3,730,000	3,712,700
2.35% due 10/30/20	3,356,000	3,351,644
2.15% due 03/06/20	1,415,000	1,408,891
Wells Fargo & Co.
2.55% due 12/07/20	4,411,000	4,422,041
2.60% due 07/22/20	4,298,000	4,321,510
2.15% due 01/30/20	3,786,000	3,763,299
Citigroup, Inc.
2.65% due 10/26/20	4,893,000	4,916,203
2.40% due 02/18/20	3,780,000	3,774,103
5.38% due 08/09/20	1,528,000	1,676,986
GE Capital International Funding Company Unlimited Co
2.34% due 11/15/20	10,200,000	10,203,203
Visa, Inc.
2.20% due 12/14/20	8,599,000	8,611,976
HSBC USA, Inc.
2.35% due 03/05/20	2,600,000	2,575,555
2.75% due 08/07/20	2,300,000	2,300,152
5.00% due 09/27/20	1,950,000	2,075,094
US Bancorp
2.35% due 01/29/21	6,762,000	6,774,245
Bank of New York Mellon Corp.
2.60% due 08/17/20	2,401,000	2,423,377
2.15% due 02/24/20	1,889,000	1,886,943
2.45% due 11/27/20	1,437,000	1,442,770
4.60% due 01/15/20	939,000	1,001,165
American Express Credit Corp.
2.38% due 05/26/20	3,803,000	3,809,575
2.60% due 09/14/20	2,883,000	2,908,486
Toronto-Dominion Bank
2.50% due 12/14/20	6,621,000	6,671,459
Credit Suisse AG NY
5.40% due 01/14/20	2,831,000	3,021,447
4.38% due 08/05/20	2,250,000	2,381,238
Barclays Bank plc
5.14% due 10/14/20	2,600,000	2,742,574
5.13% due 01/08/20	1,500,000	1,605,837
Sumitomo Mitsui Banking Corp.
2.45% due 10/20/20	2,100,000	2,082,236
2.45% due 01/16/20	2,000,000	1,995,526
Lloyds Bank plc
2.70% due 08/17/20	2,000,000	2,014,634
2.40% due 03/17/20	2,000,000	1,998,760
PNC Financial Services Group, Inc.
4.38% due 08/11/20	1,839,000	1,964,282
5.13% due 02/08/20	1,752,000	1,898,844
AerCap Ireland Capital Limited /
AerCap Global Aviation Trust
4.63% due 10/30/20	1,950,000	2,035,313
4.25% due 07/01/20	1,500,000	1,543,125
Discover Bank/Greenwood DE
3.10% due 06/04/20	2,500,000	2,530,098
7.00% due 04/15/20	750,000	835,838
UBS AG/Stamford CT
4.88% due 08/04/20	3,100,000	3,365,022
Chubb INA Holdings, Inc.
2.30% due 11/03/20	3,365,000	3,362,691
Simon Property Group, LP
4.38% due 03/01/21	2,379,000	2,551,002
2.50% due 09/01/20	773,000	780,095
American International Group, Inc.
6.40% due 12/15/20	1,889,000	2,155,641
3.38% due 08/15/20	947,000	976,828
Nomura Holdings, Inc.
6.70% due 03/04/20	2,749,000	3,084,112
International Lease Finance Corp.
8.25% due 12/15/20	2,542,000	2,980,495
American Tower Corp.
2.80% due 06/01/20	1,437,000	1,444,996
5.05% due 09/01/20	1,319,000	1,417,895
Prudential Financial, Inc.
5.38% due 06/21/20	1,716,000	1,878,018
4.50% due 11/15/20	563,000	605,281
Svenska Handelsbanken AB
2.40% due 10/01/20	2,400,000	2,395,334
HSBC Bank USA North America
4.88% due 08/24/20	2,200,000	2,340,184
Deutsche Bank AG
2.95% due 08/20/20	2,401,000	2,321,167
PNC Bank North America
2.45% due 11/05/20	1,200,000	1,204,726
2.60% due 07/21/20	1,100,000	1,111,675

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 101

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Financial – 39.1% (continued)
HCP, Inc.
5.38% due 02/01/21	$1,839,000	$2,015,908
Fifth Third Bancorp
2.88% due 07/27/20	1,919,000	1,942,988
Berkshire Hathaway Finance Corp.
2.90% due 10/15/20	1,893,000	1,941,304
Bank of Nova Scotia
2.35% due 10/21/20	1,919,000	1,911,752
BB&T Corp.
2.63% due 06/29/20	1,889,000	1,905,239
Santander UK plc
2.38% due 03/16/20	1,865,000	1,848,506
Banco Bilbao Vizcaya Argentaria S.A.
3.00% due 10/20/20	1,750,000	1,760,406
Lazard Group LLC
4.25% due 11/14/20	1,669,000	1,751,847
Prologis, LP
3.35% due 02/01/21	1,667,000	1,720,171
Boston Properties, LP
5.63% due 11/15/20	1,554,000	1,719,733
Charles Schwab Corp.
4.45% due 07/22/20	1,554,000	1,668,057
Aon Corp.
5.00% due 09/30/20	1,515,000	1,637,599
ERP Operating, LP
4.75% due 07/15/20	1,463,000	1,574,940
Barclays plc
2.88% due 06/08/20	1,500,000	1,484,144
Northern Trust Corp.
3.45% due 11/04/20	1,365,000	1,419,817
MUFG Americas Holdings Corp.
2.25% due 02/10/20	1,415,000	1,402,906
Santander Holdings USA, Inc.
2.65% due 04/17/20	1,415,000	1,393,220
KeyCorp
2.90% due 09/15/20	1,362,000	1,379,652
State Street Corp.
2.55% due 08/18/20	1,337,000	1,350,296
Santander UK Group Holdings plc
2.88% due 10/16/20	1,337,000	1,322,127
Digital Realty Trust, LP
5.88% due 02/01/20	1,178,000	1,286,705
Manulife Financial Corp.
4.90% due 09/17/20	1,137,000	1,223,404
Weyerhaeuser Co.
4.70% due 03/15/21	1,041,000	1,105,588
Nasdaq, Inc.
5.55% due 01/15/20	995,000	1,080,860
Travelers Companies, Inc.
3.90% due 11/01/20	989,000	1,050,602
Huntington National Bank
2.88% due 08/20/20	1,000,000	1,012,516
First Horizon National Corp.
3.50% due 12/15/20	955,000	962,794
Aflac, Inc.
2.40% due 03/16/20	955,000	960,602
Ventas Realty Limited Partnership / Ventas Capital Corp.
2.70% due 04/01/20	897,000	904,202
Ameriprise Financial, Inc.
5.30% due 03/15/20	663,000	721,768
Synchrony Financial
2.70% due 02/03/20	713,000	711,429
Hartford Financial Services Group, Inc.
5.50% due 03/30/20	563,000	617,212
AEGON Funding Company LLC
5.75% due 12/15/20	465,000	518,098
Marsh & McLennan Companies, Inc.
2.35% due 03/06/20	515,000	515,739
CNA Financial Corp.
5.88% due 08/15/20	465,000	515,052
Total Financial		269,979,998

Consumer, Non-cyclical – 19.6%
Coca-Cola Co.
2.45% due 11/01/20	3,181,000	3,225,226
1.88% due 10/27/20	2,783,000	2,764,251
3.15% due 11/15/20	1,895,000	1,973,627
Medtronic, Inc.
2.50% due 03/15/20	4,780,000	4,828,928
4.13% due 03/15/21	1,569,000	1,673,263
4.45% due 03/15/20	1,337,000	1,431,371
PepsiCo, Inc.
2.15% due 10/14/20	1,919,000	1,921,804
4.50% due 01/15/20	1,773,000	1,906,744
1.85% due 04/30/20	1,919,000	1,905,782
3.13% due 11/01/20	1,839,000	1,902,865
AbbVie, Inc.
2.50% due 05/14/20	6,903,000	6,892,506
Actavis Funding SCS
3.00% due 03/12/20	6,701,000	6,801,528
Anheuser-Busch InBev Worldwide, Inc.
5.38% due 01/15/20	4,329,000	4,729,250
5.00% due 04/15/20	1,741,000	1,887,018
HCA, Inc.
6.50% due 02/15/20	5,654,000	6,169,928
Kraft Heinz Foods Co.
2.80% due 07/02/20	2,883,000	2,907,952
5.38% due 02/10/20	1,797,000	1,947,641
Gilead Sciences, Inc.
2.55% due 09/01/20	3,797,000	3,825,614
2.35% due 02/01/20	941,000	946,345

See notes to financial statements.
102 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Consumer, Non-cyclical – 19.6% (continued)
Merck & Company, Inc.
1.85% due 02/10/20	$2,371,000	$2,369,668
3.88% due 01/15/21	2,097,000	2,231,567
Celgene Corp.
2.88% due 08/15/20	2,218,000	2,244,958
3.95% due 10/15/20	1,415,000	1,484,573
Amgen, Inc.
3.45% due 10/01/20	2,039,000	2,110,907
2.13% due 05/01/20	1,415,000	1,409,160
Kroger Co.
6.15% due 01/15/20	1,519,000	1,687,694
3.30% due 01/15/21	1,380,000	1,416,442
Abbott Laboratories
4.13% due 05/27/20	1,611,000	1,693,994
2.00% due 03/15/20	1,337,000	1,316,266
AstraZeneca plc
2.38% due 11/16/20	2,883,000	2,874,246
Biogen, Inc.
2.90% due 09/15/20	2,833,000	2,873,554
Zimmer Biomet Holdings, Inc.
2.70% due 04/01/20	2,815,000	2,815,765
Reynolds American, Inc.
3.25% due 06/12/20	1,437,000	1,478,795
6.88% due 05/01/20	1,155,000	1,317,116
Boston Scientific Corp.
6.00% due 01/15/20	1,565,000	1,725,297
2.85% due 05/15/20	1,051,000	1,062,543
UnitedHealth Group, Inc.
2.70% due 07/15/20	2,271,000	2,305,085
Novartis Capital Corp.
4.40% due 04/24/20	2,051,000	2,207,705
Automatic Data Processing, Inc.
2.25% due 09/15/20	1,919,000	1,928,040
Baxalta, Inc.
2.88% due 06/23/20	1,879,000	1,880,885
Philip Morris International, Inc.
4.50% due 03/26/20	1,751,000	1,877,300
Johnson & Johnson
2.95% due 09/01/20	1,611,000	1,664,500
Kellogg Co.
4.00% due 12/15/20	1,563,000	1,655,044
Laboratory Corporation of America Holdings
2.63% due 02/01/20	939,000	940,332
4.63% due 11/15/20	563,000	601,958
Life Technologies Corp.
6.00% due 03/01/20	1,386,000	1,518,250
Aetna, Inc.
3.95% due 09/01/20	1,423,000	1,492,524
S&P Global, Inc.
3.30% due 08/14/20	1,437,000	1,467,654
Mead Johnson Nutrition Co.
3.00% due 11/15/20	1,437,000	1,454,944
Diageo Capital plc
4.83% due 07/15/20	1,319,000	1,437,639
Quest Diagnostics, Inc.
4.75% due 01/30/20	1,299,000	1,388,161
Allergan Incorporated/United States
3.38% due 09/15/20	1,323,000	1,352,332
Sysco Corp.
2.60% due 10/01/20	1,337,000	1,344,597
McKesson Corp.
4.75% due 03/01/21	1,241,000	1,334,726
Becton Dickinson and Co.
3.25% due 11/12/20	1,137,000	1,169,530
Anthem, Inc.
4.35% due 08/15/20	1,087,000	1,149,312
CR Bard, Inc.
4.40% due 01/15/21	1,045,000	1,125,280
Covidien International Finance S.A.
4.20% due 06/15/20	1,043,000	1,111,652
Coca-Cola European Partners US LLC
3.50% due 09/15/20	1,000,000	1,033,969
Cardinal Health, Inc.
4.63% due 12/15/20	947,000	1,018,731
Stryker Corp.
4.38% due 01/15/20	945,000	1,003,528
Unilever Capital Corp.
2.10% due 07/30/20	1,000,000	999,225
Zoetis, Inc.
3.45% due 11/13/20	955,000	978,695
Block Financial LLC
4.13% due 10/01/20	955,000	978,034
Danaher Corp.
2.40% due 09/15/20	955,000	957,681
Medco Health Solutions, Inc.
4.13% due 09/15/20	877,000	923,113
St. Jude Medical, Inc.
2.80% due 09/15/20	905,000	905,070
Coca-Cola Femsa SAB de CV
4.63% due 02/15/20	850,000	904,482
Moody's Corp.
5.50% due 09/01/20	809,000	893,712
Bunge Limited Finance Corp.
3.50% due 11/24/20	723,000	736,662
Total Consumer, Non-cyclical		135,494,540

Energy – 10.6%
Shell International Finance BV
2.13% due 05/11/20	3,495,000	3,488,771
4.38% due 03/25/20	2,524,000	2,717,770
2.25% due 11/10/20	2,401,000	2,394,546
Chevron Corp.
1.96% due 03/03/20	3,197,000	3,168,402
2.43% due 06/24/20	2,747,000	2,767,561
2.42% due 11/17/20	2,201,000	2,217,895

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 103

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued
	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Energy – 10.6% (continued)
BP Capital Markets plc
4.50% due 10/01/20	$2,793,000	$3,001,481
2.52% due 01/15/20	2,237,000	2,249,512
2.32% due 02/13/20	2,180,000	2,179,353
Williams Partners, LP
5.25% due 03/15/20	2,803,000	2,984,096
4.13% due 11/15/20	1,415,000	1,449,042
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	3,000,000	3,195,000
Exxon Mobil Corp.
1.91% due 03/06/20	3,139,000	3,144,123
Kinder Morgan Energy Partners, LP
6.85% due 02/15/20	1,128,000	1,257,170
6.50% due 04/01/20	875,000	963,589
5.30% due 09/15/20	800,000	857,586
Enterprise Products Operating LLC
5.20% due 09/01/20	1,895,000	2,075,029
5.25% due 01/31/20	854,000	925,882
Total Capital S.A.
4.45% due 06/24/20	2,176,000	2,340,070
ConocoPhillips
6.00% due 01/15/20	2,051,000	2,270,494
Occidental Petroleum Corp.
4.10% due 02/01/21	2,087,000	2,218,383
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
5.75% due 01/15/20	1,137,000	1,232,491
5.00% due 02/01/21[1]	865,000	926,606
TransCanada PipeLines Ltd.
3.80% due 10/01/20	1,939,000	2,026,497
EOG Resources, Inc.
4.40% due 06/01/20	1,043,000	1,105,838
2.45% due 04/01/20	867,000	866,700
Enbridge Energy Partners, LP
4.38% due 10/15/20	955,000	998,846
5.20% due 03/15/20	859,000	915,932
Energy Transfer Partners, LP
4.15% due 10/01/20	1,673,000	1,728,145
Marathon Petroleum Corp.
3.40% due 12/15/20	1,637,000	1,668,954
Valero Energy Corp.
6.13% due 02/01/20	1,371,000	1,518,591
Columbia Pipeline Group, Inc.
3.30% due 06/01/20	1,337,000	1,356,873
Southwestern Energy Co.
5.80% due 01/23/20	1,237,000	1,267,925
Pride International, Inc.
6.88% due 08/15/20[1]	1,237,000	1,263,595
Nabors Industries, Inc.
5.00% due 09/15/20	1,237,000	1,246,278
Freeport-McMoran Oil & Gas LLC /
FCX Oil & Gas, Inc.
6.50% due 11/15/20	1,155,000	1,194,848
Weatherford International Ltd.
5.13% due 09/15/201	1,276,000	1,170,730
Apache Corp.
3.63% due 02/01/21	1,048,000	1,078,428
Pioneer Natural Resources Co.
3.45% due 01/15/21	955,000	973,455
Buckeye Partners, LP
4.88% due 02/01/21	891,000	946,537
ConocoPhillips Co.
2.20% due 05/15/20[1]	873,000	864,175
Marathon Oil Corp.
2.70% due 06/01/20	856,000	836,221
Total Energy		73,053,420

Communications – 8.9%
Verizon Communications, Inc.
4.50% due 09/15/20	7,436,000	7,966,901
2.63% due 02/21/20	6,161,000	6,212,303
AT&T, Inc.
2.45% due 06/30/20	5,709,000	5,658,926
5.20% due 03/15/20	2,079,000	2,236,692
4.60% due 02/15/21	1,939,000	2,055,293
Cisco Systems, Inc.
4.45% due 01/15/20	4,657,000	4,993,198
2.45% due 06/15/20	2,601,000	2,625,231
Time Warner Cable LLC
5.00% due 02/01/20	2,797,000	2,968,442
4.13% due 02/15/21	1,513,000	1,564,658
NBCUniversal Media LLC
5.15% due 04/30/20	3,851,000	4,223,392
Comcast Corp.
5.15% due 03/01/20	2,755,000	3,015,150
Discovery Communications LLC
5.05% due 06/01/20	2,707,000	2,919,207
Telefonica Emisiones SAU
5.13% due 04/27/20	2,695,000	2,884,547
Time Warner, Inc.
4.88% due 03/15/20	2,473,000	2,651,093
Omnicom Group, Inc.
4.45% due 08/15/20	1,961,000	2,091,605
Symantec Corp.
4.20% due 09/15/20	1,711,000	1,750,303
Walt Disney Co.
2.15% due 09/17/20	1,437,000	1,441,414
Expedia, Inc.
5.95% due 08/15/20	1,287,000	1,415,827
CBS Corp.
5.75% due 04/15/20	945,000	1,041,651
Scripps Networks Interactive, Inc.
2.80% due 06/15/20	1,010,000	1,011,689
eBay, Inc.
3.25% due 10/15/20	941,000	961,184
Total Communications		61,688,706

See notes to financial statements.
104 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Consumer, Cyclical – 6.6%
Wal-Mart Stores, Inc.
3.25% due 10/25/20	$3,697,000	$3,869,080
3.63% due 07/08/20	2,321,000	2,453,724
Ford Motor Credit Company LLC
8.13% due 01/15/20	2,400,000	2,774,037
3.16% due 08/04/20	2,400,000	2,411,822
2.46% due 03/27/20	1,050,000	1,036,416
General Motors Financial Company, Inc.
3.20% due 07/13/20	2,753,000	2,753,129
3.70% due 11/24/20	1,737,000	1,761,947
4.20% due 03/01/21	720,000	740,834
3.15% due 01/15/20	52,000	52,279
CVS Health Corp.
2.80% due 07/20/20	5,124,000	5,198,871
McDonald's Corp.
2.20% due 05/26/20	1,998,000	1,996,688
2.75% due 12/09/20	1,437,000	1,455,149
Toyota Motor Credit Corp.
2.15% due 03/12/20	2,182,000	2,178,860
4.50% due 06/17/20	895,000	962,111
American Honda Finance Corp.
2.45% due 09/24/20	2,401,000	2,414,722
DR Horton, Inc.
4.00% due 02/15/20	1,586,000	1,643,493
Target Corp.
3.88% due 07/15/20	1,365,000	1,451,863
Best Buy Company, Inc.
5.50% due 03/15/211	1,321,000	1,450,683
Carnival Corp.
3.95% due 10/15/20	1,237,000	1,302,598
Macy's Retail Holdings, Inc.
3.45% due 01/15/211	1,155,000	1,182,635
Costco Wholesale Corp.
1.75% due 02/15/20	939,000	933,181
Southwest Airlines Co.
2.65% due 11/05/20	905,000	908,296
Nordstrom, Inc.
4.75% due 05/01/20	809,000	863,980
Johnson Controls, Inc.
5.00% due 03/30/20	761,000	819,921
Home Depot, Inc.
3.95% due 09/15/20	761,000	807,595
O'Reilly Automotive, Inc.
4.88% due 01/14/21	663,000	712,501
Lear Corp.
5.25% due 01/15/25	673,000	710,856
AutoZone, Inc.
4.00% due 11/15/20	663,000	696,230
Total Consumer, Cyclical		45,543,501

Technology – 5.3%
Microsoft Corp.
2.00% due 11/03/20	4,411,000	4,409,049
1.85% due 02/12/20	2,707,000	2,709,101
3.00% due 10/01/20	2,413,000	2,494,287
Apple, Inc.
2.00% due 05/06/20	3,315,000	3,316,285
1.55% due 02/07/20	2,375,000	2,352,046
QUALCOMM, Inc.
2.25% due 05/20/20	3,335,000	3,341,530
Intel Corp.
2.45% due 07/29/20	3,065,000	3,106,926
Fidelity National Information Services, Inc.
3.63% due 10/15/20	2,933,000	3,030,083
International Business Machines Corp.
1.63% due 05/15/20	2,300,000	2,262,860
Oracle Corp.
3.88% due 07/15/20	2,093,000	2,226,247
HP, Inc.
3.75% due 12/01/20	1,755,000	1,823,635
Adobe Systems, Inc.
4.75% due 02/01/20	1,523,000	1,639,030
Fiserv, Inc.
2.70% due 06/01/20	1,415,000	1,421,704
Lam Research Corp.
2.75% due 03/15/20	1,049,000	1,053,121
Texas Instruments, Inc.
1.75% due 05/01/20	941,000	933,531
Applied Materials, Inc.
2.63% due 10/01/20	132,000	133,473
Total Technology		36,252,908

Industrial – 5.1%
General Electric Capital Corp.
5.50% due 01/08/20	2,928,000	3,220,727
4.38% due 09/16/20	2,641,000	2,843,081
5.55% due 05/04/20	1,702,000	1,890,287
L-3 Communications Corp.
4.75% due 07/15/20	1,569,000	1,675,517
4.95% due 02/15/21	1,136,000	1,222,380
John Deere Capital Corp.
2.05% due 03/10/20	1,324,000	1,319,617
1.70% due 01/15/20	800,000	790,282
2.38% due 07/14/20	673,000	673,816
Raytheon Co.
3.13% due 10/15/20	1,791,000	1,853,843
4.40% due 02/15/20	663,000	710,822
United Technologies Corp.
4.50% due 04/15/20	2,325,000	2,503,818
Lockheed Martin Corp.
2.50% due 11/23/20	2,201,000	2,218,460
Arconic, Inc.
6.15% due 08/15/20	2,015,000	2,179,121

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 105

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.9% (continued)
Industrial – 5.1% (continued)
Republic Services, Inc.
5.00% due 03/01/20	$1,793,000	$1,941,798
Boeing Co.
4.88% due 02/15/20	1,473,000	1,607,467
Waste Management, Inc.
4.75% due 06/30/20	1,143,000	1,237,104
Masco Corp.
7.13% due 03/15/20	995,000	1,129,325
Union Pacific Corp.
4.00% due 02/01/21	1,043,000	1,107,350
Precision Castparts Corp.
2.25% due 06/15/20	1,047,000	1,051,831
Caterpillar Financial Services Corp.
2.00% due 03/05/20	1,045,000	1,040,515
CSX Corp.
3.70% due 10/30/20	945,000	986,222
Agilent Technologies, Inc.
5.00% due 07/15/20	815,000	883,934
3M Co.
2.00% due 08/07/20	873,000	873,325
Roper Technologies, Inc.
3.00% due 12/15/20	222,000	224,788
Total Industrial		35,185,430

Utilities – 2.0%
Exelon Corp.
2.85% due 06/15/20	1,719,000	1,739,645
Pacific Gas & Electric Co.
3.50% due 10/01/20	1,534,000	1,596,285
Exelon Generation Company LLC
4.00% due 10/01/20[1]	1,407,000	1,463,550
Southern Co.
2.75% due 06/15/20	1,130,000	1,141,325
Sempra Energy
2.40% due 03/15/20	1,087,000	1,087,942
Progress Energy, Inc.
4.40% due 01/15/21	1,013,000	1,078,323
Constellation Energy Group, Inc.
5.15% due 12/01/20	956,000	1,038,075
Dominion Gas Holdings LLC
2.80% due 11/15/20	955,000	965,828
CenterPoint Energy Resources Corp.
4.50% due 01/15/21	891,000	935,415
Duke Energy Indiana LLC
3.75% due 07/15/20	863,000	906,423
Commonwealth Edison Co.
4.00% due 08/01/20	752,000	794,437
NiSource Finance Corp.
5.45% due 09/15/20	702,000	767,954
Total Utilities		13,515,202

Basic Materials – 1.7%
Dow Chemical Co.
4.25% due 11/15/20	2,915,000	3,092,123
EI du Pont de Nemours & Co.
4.63% due 01/15/20	1,893,000	2,026,309
Freeport-McMoRan, Inc.
3.10% due 03/15/20[1]	1,947,000	1,922,663
CF Industries, Inc.
7.13% due 05/01/20	1,658,000	1,798,930
Potash Corporation of Saskatchewan, Inc.
4.88% due 03/30/20	1,099,000	1,169,363
Rio Tinto Finance USA Ltd.
3.50% due 11/02/20	770,000	797,480
PPG Industries, Inc.
3.60% due 11/15/20	633,000	655,791
Total Basic Materials		11,462,659
Total Corporate Bonds
(Cost $684,276,197)		682,176,364

SECURITIES LENDING COLLATERAL††,2 – 1.0%
Joint Repurchase Agreements
RBC Dominion Securities, Inc.
issued 11/30/16 at 0.29% due 12/01/16	$1,648,977	$1,648,977
Mizuho Securities (USA), Inc.
issued 11/30/16 at 0.28% due 12/01/16	1,648,977	1,648,977
HSBC Securities (USA), Inc.
issued 11/30/16 at 0.27% due 12/01/16	1,648,977	1,648,977
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/16 at 0.26% due 12/01/16	1,075,044	1,075,044
Citigroup Global Markets, Inc.
issued 11/30/16 at 0.28% due 12/01/16	1,061,071	1,061,071
Total Securities Lending Collateral
(Cost $7,083,046)		7,083,046
Total Investments – 99.9%
(Cost $691,359,243)		$689,259,410
Other Assets & Liabilities, net – 0.1%		826,607
Total Net Assets – 100.0%		$690,086,017

††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at November 30, 2016 — See Note 2.
2	Securities lending collateral — See Note 2.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2020.
See Sector Classification in Supplemental Information section.
See notes to financial statements.
106 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	83.4%
Canada	3.9%
United Kingdom	3.6%
Ireland	2.0%
Switzerland	1.3%
Netherlands	1.3%
Luxembourg	1.2%
Japan	1.0%
Spain	0.7%
Sweden	0.4%
France	0.3%
Germany	0.3%
Panama	0.2%
Bermuda	0.2%
Mexico	0.1%
Australia	0.1%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$682,176,364	$—	$682,176,364
Securities Lending Fund	—	7,083,046	—	7,083,046
Total	$—	$689,259,410	$—	$689,259,410
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2016, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 107

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCL Guggenheim BulletShares 2021 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 98.6%
Financial – 39.1%
Wells Fargo & Co.
4.60% due 04/01/21	$3,468,000	$3,743,658
2.10% due 07/26/21	3,600,000	3,521,718
2.50% due 03/04/21	3,000,000	2,993,181
3.00% due 01/22/21	1,936,000	1,970,623
JPMorgan Chase & Co.
4.35% due 08/15/21	4,357,000	4,669,126
4.63% due 05/10/21	2,627,000	2,832,174
2.55% due 03/01/21	2,200,000	2,195,596
2.40% due 06/07/21[1]	1,700,000	1,683,214
Goldman Sachs Group, Inc.
5.25% due 07/27/21	4,857,000	5,352,112
2.35% due 11/15/21	2,800,000	2,726,517
2.63% due 04/25/21	1,800,000	1,791,421
2.88% due 02/25/21	1,150,000	1,155,283
Morgan Stanley
5.75% due 01/25/21	3,799,000	4,229,369
5.50% due 07/28/21	3,414,000	3,801,571
2.50% due 04/21/21	2,000,000	1,980,054
HSBC Holdings plc
5.10% due 04/05/21	3,315,000	3,581,493
3.40% due 03/08/21	3,500,000	3,545,945
2.95% due 05/25/21	2,800,000	2,790,032
Bank of America Corp.
5.00% due 05/13/21	2,525,000	2,746,468
2.63% due 04/19/21	2,500,000	2,489,000
5.88% due 01/05/21	1,940,000	2,170,612
Bank of New York Mellon Corp.
3.55% due 09/23/21	2,044,000	2,133,155
2.05% due 05/03/21	2,100,000	2,064,203
2.50% due 04/15/21	1,500,000	1,501,043
4.15% due 02/01/21	295,000	313,854
Mitsubishi UFJ Financial Group, Inc.
2.95% due 03/01/21	3,000,000	3,018,279
2.19% due 09/13/21	2,500,000	2,430,910
Bank of Nova Scotia
2.80% due 07/21/21	1,731,000	1,753,287
4.38% due 01/13/21	1,591,000	1,707,534
2.45% due 03/22/21	1,700,000	1,694,145
Citigroup, Inc.
2.70% due 03/30/21	2,700,000	2,699,438
2.35% due 08/02/21	2,100,000	2,060,165
HSBC Finance Corp.
6.68% due 01/15/21	3,808,000	4,282,195
Royal Bank of Canada
1.88% due 02/05/20	2,500,000	2,488,405
2.50% due 01/19/21	1,700,000	1,710,860
Cooperatieve Rabobank UA
2.50% due 01/19/21	2,150,000	2,153,156
4.50% due 01/11/21	1,886,000	2,033,242
BNP Paribas S.A.
5.00% due 01/15/21	3,759,000	4,104,298
Barclays plc
3.25% due 01/12/21	2,500,000	2,490,163
3.20% due 08/10/21	1,600,000	1,574,982
Sumitomo Mitsui Financial Group, Inc.
2.93% due 03/09/21	2,500,000	2,511,727
2.06% due 07/14/21	1,600,000	1,550,915
Toronto-Dominion Bank
2.13% due 04/07/21	2,500,000	2,470,895
1.80% due 07/13/21	1,500,000	1,458,728
Santander UK Group Holdings plc
3.13% due 01/08/21	1,900,000	1,892,011
2.88% due 08/05/21	1,300,000	1,270,526
Deutsche Bank AG
3.38% due 05/12/21	1,700,000	1,646,640
3.13% due 01/13/21[1]	1,500,000	1,442,964
American Tower Corp.
3.30% due 02/15/21	1,000,000	1,017,305
3.45% due 09/15/21	989,000	1,006,476
5.90% due 11/01/21	845,000	955,039
Simon Property Group, LP
3.38% due 03/15/22	1,342,000	1,392,610
2.50% due 07/15/21	1,000,000	1,000,609
4.13% due 12/01/21	543,000	580,046
Capital One North America/Mclean VA
2.95% due 07/23/21	1,750,000	1,765,172
2.25% due 09/13/21	1,200,000	1,170,047
Fifth Third Bank/Cincinnati OH
2.25% due 06/14/21	1,500,000	1,486,302
2.88% due 10/01/21	1,227,000	1,244,874
Svenska Handelsbanken AB
2.45% due 03/30/21	1,400,000	1,394,534
1.88% due 09/07/21	1,200,000	1,162,454
Berkshire Hathaway, Inc.
3.75% due 08/15/21	1,237,000	1,319,008
2.20% due 03/15/21	1,200,000	1,199,012
American Express Credit Corp.
2.25% due 05/05/21	2,500,000	2,475,843
Credit Suisse NY
3.00% due 10/29/21	2,450,000	2,459,761
Air Lease Corp.
3.38% due 06/01/21	1,100,000	1,119,408
3.88% due 04/01/21	747,000	780,615
3.75% due 02/01/22	444,000	458,233
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust
4.50% due 05/15/21	1,239,000	1,280,817
5.00% due 10/01/21	1,000,000	1,055,000
Bank of Montreal
1.90% due 08/27/21	2,300,000	2,232,985
Skandinaviska Enskilda Banken AB
1.88% due 09/13/21	1,200,000	1,162,668
2.63% due 03/15/21	1,000,000	1,005,176

See notes to financial statements.
108 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.6% (continued)
Financial – 39.1% (continued)
Ventas Realty, LP / Ventas Capital Corp.
4.25% due 03/01/22	$1,182,000	$1,256,048
4.75% due 06/01/21	689,000	744,677
Crown Castle International Corp.
3.40% due 02/15/21	1,000,000	1,018,251
2.25% due 09/01/21	1,000,000	966,382
State Street Corp.
1.95% due 05/19/21	1,000,000	981,009
4.38% due 03/07/21	689,000	743,394
ERP Operating, LP
4.63% due 12/15/21	1,500,000	1,633,013
Capital One Financial Corp.
4.75% due 07/15/21	1,485,000	1,613,793
PNC Bank North America
2.15% due 04/29/21	1,600,000	1,579,982
American International Group, Inc.
3.30% due 03/01/21	1,500,000	1,540,982
BB&T Corp.
2.05% due 05/10/21	1,500,000	1,474,336
Mizuho Financial Group, Inc.
2.27% due 09/13/21	1,500,000	1,457,720
Welltower, Inc.
5.25% due 01/15/22	1,289,000	1,425,146
Regions Financial Corp.
3.20% due 02/08/21	1,300,000	1,323,894
Willis Towers Watson plc
5.75% due 03/15/21	1,197,000	1,314,790
SunTrust Banks, Inc.
2.90% due 03/03/21	1,200,000	1,218,149
Huntington Bancshares, Inc.
3.15% due 03/14/21	1,200,000	1,216,404
Citizens Bank North America/Providence RI
2.55% due 05/13/21	1,200,000	1,195,362
KeyCorp
5.10% due 03/24/21	1,088,000	1,194,023
Boston Properties, LP
4.13% due 05/15/21	1,091,000	1,153,381
Lloyds Bank plc
6.38% due 01/21/21	985,000	1,131,389
Progressive Corp.
3.75% due 08/23/21	1,043,000	1,106,882
MetLife, Inc.
4.75% due 02/08/21	1,000,000	1,091,700
Synchrony Financial
3.75% due 08/15/21	993,000	1,024,528
Northern Trust Corp.
3.38% due 08/23/21	971,000	1,014,578
Lloyds Banking Group plc
3.10% due 07/06/21[1]	1,000,000	1,010,948
US Bancorp
4.13% due 05/24/21	936,000	1,007,260
BPCE S.A.
2.65% due 02/03/21	1,000,000	1,002,204
BlackRock, Inc.
4.25% due 05/24/21	837,000	905,258
Berkshire Hathaway Finance Corp.
4.25% due 01/15/21	837,000	902,417
Marsh & McLennan Companies, Inc.
4.80% due 07/15/21	788,000	858,859
Jefferies Group LLC
6.88% due 04/15/21	689,000	785,830
International Lease Finance Corp.
4.63% due 04/15/21	592,000	615,680
Branch Banking & Trust Co.
2.85% due 04/01/21	500,000	508,035
Discover Bank/Greenwood DE
3.20% due 08/09/21	500,000	506,435
Kimco Realty Corp.
3.20% due 05/01/21	493,000	503,183
Total Financial		188,176,803

Consumer, Non-cyclical – 14.5%
Anheuser-Busch InBev Finance, Inc.
2.65% due 02/01/21	10,500,000	10,546,566
Amgen, Inc.
3.88% due 11/15/21	2,273,000	2,391,676
4.10% due 06/15/21	1,289,000	1,368,313
1.85% due 08/19/21	600,000	577,550
Shire Acquisitions Investments Ireland DAC
2.40% due 09/23/21	4,200,000	4,066,368
Thermo Fisher Scientific, Inc.
3.60% due 08/15/21	1,789,000	1,857,915
4.50% due 03/01/21	1,483,000	1,591,217
UnitedHealth Group, Inc.
3.38% due 11/15/21	1,091,000	1,136,758
2.88% due 12/15/21	1,085,000	1,104,707
2.88% due 03/15/22	1,065,000	1,081,727
Gilead Sciences, Inc.
4.40% due 12/01/21	2,027,000	2,192,012
4.50% due 04/01/21	891,000	962,866
Sanofi
4.00% due 03/29/21	2,675,000	2,856,539
Coca-Cola Co.
3.30% due 09/01/21	1,577,000	1,646,759
1.55% due 09/01/21	1,200,000	1,166,570
Altria Group, Inc.
4.75% due 05/05/21	2,379,000	2,596,158
PepsiCo, Inc.
3.00% due 08/25/21	1,493,000	1,535,954
1.70% due 10/06/21	1,000,000	974,948

See notes to financial statements.
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SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued
	Face
	Amount	Value
CORPORATE BONDS†† – 98.6% (continued)
Consumer, Non-cyclical – 14.5% (continued)
Express Scripts Holding Co.
4.75% due 11/15/21	$2,306,000	$2,492,053
Aetna, Inc.
2.40% due 06/15/21	1,500,000	1,489,566
4.13% due 06/01/21	845,000	893,180
Philip Morris International, Inc.
2.90% due 11/15/21	1,591,000	1,618,066
1.88% due 02/25/21	700,000	685,419
AbbVie, Inc.
2.30% due 05/14/21	2,000,000	1,962,792
Unilever Capital Corp.
4.25% due 02/10/21	1,500,000	1,615,106
1.38% due 07/28/21	300,000	288,940
Ecolab, Inc.
4.35% due 12/08/21	1,533,000	1,651,725
General Mills, Inc.
3.15% due 12/15/21	1,387,000	1,424,122
Pfizer, Inc.
1.95% due 06/03/21	1,400,000	1,382,951
Becton Dickinson and Co.
3.13% due 11/08/21	1,183,000	1,208,662
ADT Corp.
6.25% due 10/15/21	1,085,000	1,174,513
Molson Coors Brewing Co.
2.10% due 07/15/21	1,200,000	1,170,698
Total System Services, Inc.
3.80% due 04/01/21	1,000,000	1,035,611
Johnson & Johnson
1.65% due 03/01/21	1,000,000	986,353
Anheuser-Busch InBev Worldwide, Inc.
4.38% due 02/15/21	894,000	958,805
Coventry Health Care, Inc.
5.45% due 06/15/21	837,000	925,935
Kroger Co.
2.95% due 11/01/21	837,000	847,387
AmerisourceBergen Corp.
3.50% due 11/15/21	789,000	813,277
Medtronic, Inc.
3.13% due 03/15/22	763,000	782,666
Cigna Corp.
4.00% due 02/15/22	739,000	772,171
JM Smucker Co.
3.50% due 10/15/21	739,000	769,085
Anthem, Inc.
3.70% due 08/15/21	739,000	766,674
Quest Diagnostics, Inc.
4.70% due 04/01/21	591,000	636,094
Perrigo Finance Unlimited Co.
3.50% due 12/15/21	500,000	506,366
Archer-Daniels-Midland Co.
4.48% due 03/01/21	438,000	477,211
Procter & Gamble Co.
1.85% due 02/02/21	450,000	446,133
Campbell Soup Co.
4.25% due 04/15/21	395,000	423,248
Total Consumer, Non-cyclical		69,859,412

Communications – 9.7%
Verizon Communications, Inc.
3.50% due 11/01/21	2,577,000	2,659,863
4.60% due 04/01/21	2,279,000	2,450,431
3.00% due 11/01/21	1,879,000	1,897,796
3.45% due 03/15/21	1,281,000	1,322,366
AT&T, Inc.
3.88% due 08/15/21	2,621,000	2,717,369
5.00% due 03/01/21	2,281,000	2,461,888
4.45% due 05/15/21	2,281,000	2,413,693
2.80% due 02/17/21	500,000	497,259
Cisco Systems, Inc.
2.20% due 02/28/21	2,900,000	2,886,335
1.85% due 09/20/21	2,500,000	2,436,858
2.90% due 03/04/21	739,000	755,885
NBCUniversal Media LLC
4.38% due 04/01/21	2,877,000	3,105,581
Time Warner, Inc.
4.75% due 03/29/21	1,689,000	1,820,051
4.70% due 01/15/21	985,000	1,058,531
Telefonica Emisiones SAU
5.46% due 02/16/21	2,078,000	2,266,475
Walt Disney Co.
2.75% due 08/16/21	1,091,000	1,110,064
3.75% due 06/01/21	493,000	524,557
2.30% due 02/12/21	500,000	501,910
Viacom, Inc.
4.50% due 03/01/21	993,000	1,050,143
3.88% due 12/15/21	591,000	612,782
Amazon.com, Inc.
3.30% due 12/05/21	1,585,000	1,643,127
eBay, Inc.
2.88% due 08/01/21	1,481,000	1,476,727
Orange S.A.
4.13% due 09/14/21	1,287,000	1,367,997
Qwest Corp.
6.75% due 12/01/21	1,189,000	1,291,849
21st Century Fox America, Inc.
4.50% due 02/15/21	1,188,000	1,277,756
Time Warner Cable LLC
4.00% due 09/01/21	1,183,000	1,218,787
Alphabet, Inc.
3.63% due 05/19/21	887,000	941,213

See notes to financial statements.
110 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.6% (continued)
Communications – 9.7% (continued)
Discovery Communications LLC
4.38% due 06/15/21	$837,000	$884,119
Vodafone Group plc
4.38% due 03/16/21	795,000	846,176
WPP Finance 2010
4.75% due 11/21/21	689,000	752,194
CBS Corp.
3.38% due 03/01/22	608,000	621,012
Total Communications		46,870,794

Consumer, Cyclical – 8.6%
Ford Motor Credit Company LLC
5.88% due 08/02/21	3,150,000	3,482,592
5.75% due 02/01/21	1,500,000	1,634,946
3.20% due 01/15/21	1,500,000	1,499,003
3.34% due 03/18/21	1,000,000	1,003,712
General Motors Financial Company, Inc.
4.38% due 09/25/21	1,813,000	1,877,931
4.20% due 03/01/21	1,703,000	1,752,278
3.20% due 07/06/21	1,700,000	1,682,342
Toyota Motor Credit Corp.
1.90% due 04/08/21	2,000,000	1,968,812
3.40% due 09/15/21	1,437,000	1,501,082
2.75% due 05/17/21	789,000	799,987
4.25% due 01/11/21	591,000	633,709
Home Depot, Inc.
2.00% due 04/01/21	2,000,000	1,982,958
4.40% due 04/01/21	1,429,000	1,547,668
CVS Health Corp.
2.13% due 06/01/21	2,000,000	1,961,791
4.13% due 05/15/21	689,000	729,973
Walgreens Boots Alliance, Inc.
3.30% due 11/18/21	1,615,000	1,649,077
2.60% due 06/01/21	1,000,000	996,217
Gap, Inc.
5.95% due 04/12/21[1]	1,733,000	1,820,835
Lowe's Companies, Inc.
3.80% due 11/15/21	845,000	897,560
3.75% due 04/15/21	745,000	789,378
Wal-Mart Stores, Inc.
4.25% due 04/15/21	1,487,000	1,614,495
Nordstrom, Inc.
4.00% due 10/15/21	1,197,000	1,259,411
Newell Brands, Inc.
3.15% due 04/01/21	1,200,000	1,222,254
Kohl's Corp.
4.00% due 11/01/21	1,091,000	1,147,985
TJX Companies, Inc.
2.75% due 06/15/21	991,000	1,014,547
American Honda Finance Corp.
1.65% due 07/12/21	1,000,000	964,201
Wyndham Worldwide Corp.
4.25% due 03/01/22	860,000	891,642
Tupperware Brands Corp.
4.75% due 06/01/21	793,000	845,504
Marriott International, Inc.
2.30% due 01/15/22	773,000	751,480
Johnson Controls, Inc.
4.25% due 03/01/21	545,000	579,939
Macy's Retail Holdings, Inc.
3.88% due 01/15/22	490,000	501,800
VF Corp.
3.50% due 09/01/21	395,000	412,676
Total Consumer, Cyclical		41,417,785

Energy – 8.2%
BP Capital Markets plc
4.74% due 03/11/21	1,631,000	1,772,581
3.56% due 11/01/21	1,330,000	1,385,254
2.11% due 09/16/21	1,200,000	1,174,865
Shell International Finance BV
1.88% due 05/10/21	1,800,000	1,755,081
1.75% due 09/12/21	1,200,000	1,160,844
Noble Energy, Inc.
4.15% due 12/15/21	1,929,000	1,998,566
5.63% due 05/01/21	755,000	784,191
Exxon Mobil Corp.
2.22% due 03/01/21	2,500,000	2,495,339
ConocoPhillips Co.
4.20% due 03/15/21[1]	1,300,000	1,380,812
2.88% due 11/15/21	893,000	898,073
Energy Transfer Partners, LP
5.20% due 02/01/22	1,064,000	1,142,244
4.65% due 06/01/21	739,000	775,830
Marathon Petroleum Corp.
5.13% due 03/01/21	1,641,000	1,780,062
Ensco plc
4.70% due 03/15/21[1]	1,879,000	1,686,403
Chevron Corp.
2.10% due 05/16/21	1,600,000	1,583,123
Kinder Morgan Energy Partners, LP
3.50% due 03/01/21	992,000	1,003,008
5.00% due 10/01/21	345,000	368,221
Sabine Pass Liquefaction LLC
6.25% due 03/15/22	1,200,000	1,299,001
EOG Resources, Inc.
4.10% due 02/01/21	1,089,000	1,147,270
Regency Energy Partners Limited Partnership /
Regency Energy Finance Corp.
5.88% due 03/01/22	1,027,000	1,136,701
Encana Corp.
3.90% due 11/15/21	1,091,000	1,081,137
See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 111

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.6% (continued)
Energy – 8.2% (continued)
Anadarko Petroleum Corp.
4.85% due 03/15/21	$1,000,000	$1,065,722
Equities Corp.
4.88% due 11/15/21	991,000	1,056,621
Sunoco Logistics Partners Operations, LP
4.40% due 04/01/21	1,000,000	1,053,850
Total Capital S.A.
4.13% due 01/28/21	788,000	838,324
4.25% due 12/15/21	197,000	213,213
Occidental Petroleum Corp.
3.13% due 02/15/22	918,000	937,189
Total Capital International S.A.
2.75% due 06/19/21	887,000	898,309
Devon Energy Corp.
4.00% due 07/15/21	795,000	815,924
Magellan Midstream Partners, LP
4.25% due 02/01/21	697,000	738,447
Baker Hughes, Inc.
3.20% due 08/15/21	554,000	566,646
SESI LLC
7.13% due 12/15/21	575,000	564,938
Enbridge Energy Partners, LP
4.20% due 09/15/21	542,000	563,521
Halliburton Co.
3.25% due 11/15/21	493,000	502,257
Canadian Natural Resources Ltd.
3.45% due 11/15/21	493,000	496,743
Nabors Industries, Inc.
4.63% due 09/15/21	493,000	483,140
Western Gas Partners, LP
5.38% due 06/01/21	443,000	473,425
Williams Partners, LP
4.00% due 11/15/21	395,000	401,422
Total Energy		39,478,297

Technology – 7.8%
Apple, Inc.
2.85% due 05/06/21	3,957,000	4,047,699
2.25% due 02/23/21	3,600,000	3,604,010
1.55% due 08/04/21	1,500,000	1,452,998
Oracle Corp.
1.90% due 09/15/21	4,800,000	4,694,435
2.80% due 07/08/21	2,175,000	2,212,912
Hewlett-Packard Co.
4.65% due 12/09/21	2,077,000	2,213,108
4.38% due 09/15/21	1,437,000	1,511,750
4.30% due 06/01/21	1,437,000	1,510,296
Intel Corp.
3.30% due 10/01/21	2,873,000	2,993,356
1.70% due 05/19/21	600,000	586,162
Microsoft Corp.
1.55% due 08/08/21	3,300,000	3,200,422
4.00% due 02/08/21	295,000	316,184
International Business Machines Corp.
2.25% due 02/19/21	1,100,000	1,098,722
2.90% due 11/01/21	700,000	714,921
Xerox Corp.
4.50% due 05/15/21	1,281,000	1,335,565
NVIDIA Corp.
2.20% due 09/16/21	1,300,000	1,271,620
NetApp, Inc.
3.38% due 06/15/21	993,000	1,009,023
Applied Materials, Inc.
4.30% due 06/15/21	843,000	909,183
Pitney Bowes, Inc.
3.38% due 10/01/21[1]	800,000	779,553
KLA-Tencor Corp.
4.13% due 11/01/21	739,000	771,386
Fidelity National Information Services, Inc.
2.25% due 08/15/21	750,000	731,972
Xilinx, Inc.
3.00% due 03/15/21	595,000	601,588
Lam Research Corp.
2.80% due 06/15/21	200,000	198,945
Total Technology		37,765,810

Industrial – 5.3%
General Electric Co.
4.65% due 10/17/21	2,660,000	2,934,520
5.30% due 02/11/21	2,439,000	2,710,788
4.63% due 01/07/21	2,020,000	2,200,418
John Deere Capital Corp.
3.15% due 10/15/21	894,000	920,985
3.90% due 07/12/21	492,000	522,758
2.80% due 03/04/21	394,000	399,097
2.55% due 01/08/21	300,000	302,288
United Parcel Service, Inc.
3.13% due 01/15/21	1,879,000	1,952,136
Lockheed Martin Corp.
3.35% due 09/15/21	1,585,000	1,644,647
Arconic, Inc.
5.40% due 04/15/21[1]	1,483,000	1,571,980
Caterpillar, Inc.
3.90% due 05/27/21	1,331,000	1,406,190
Honeywell International, Inc.
4.25% due 03/01/21	1,091,000	1,182,951
Emerson Electric Co.
2.63% due 12/01/21	886,000	897,118
3M Co.
1.63% due 09/19/21	920,000	896,931

See notes to financial statements.
112 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued
	Face
	Amount	Value
CORPORATE BONDS†† – 98.6% (continued)
Industrial – 5.3% (continued)
Tyco Electronics Group S.A.
3.50% due 02/03/22	$779,000	$804,649
General Dynamics Corp.
3.88% due 07/15/21	739,000	789,214
Northrop Grumman Corp.
3.50% due 03/15/21	689,000	717,966
Fluor Corp.
3.38% due 09/15/21	662,000	681,085
Republic Services, Inc.
5.25% due 11/15/21	591,000	659,820
Norfolk Southern Corp.
3.25% due 12/01/21	591,000	608,863
Amphenol Corp.
4.00% due 02/01/22	493,000	517,263
Burlington Northern Santa Fe LLC
3.05% due 03/15/22	497,000	509,212
Xylem, Inc.
4.88% due 10/01/21	350,000	379,327
PerkinElmer, Inc.
5.00% due 11/15/21	345,000	368,561
Vulcan Materials Co.
7.50% due 06/15/21	185,000	219,688
Total Industrial		25,798,455

Basic Materials – 3.4%
EI du Pont de Nemours & Co.
3.63% due 01/15/21	1,631,000	1,696,678
4.25% due 04/01/21	498,000	532,097
Barrick North America Finance LLC
4.40% due 05/30/21	2,025,000	2,152,960
Praxair, Inc.
4.05% due 03/15/21	845,000	902,510
3.00% due 09/01/21	697,000	716,970
2.45% due 02/15/22	400,000	398,676
International Paper Co.
4.75% due 02/15/22	1,380,000	1,492,828
7.50% due 08/15/21	395,000	473,772
Dow Chemical Co.
4.13% due 11/15/21	1,585,000	1,680,342
LyondellBasell Industries N.V.
6.00% due 11/15/21	1,400,000	1,593,283
Monsanto Co.
2.75% due 07/15/21	985,000	981,263
Rio Tinto Finance USA Ltd.
3.75% due 09/20/21	900,000	946,124
Goldcorp, Inc.
3.63% due 06/09/21	893,000	911,068
Kinross Gold Corp.
5.13% due 09/01/21	745,000	752,450
Freeport-McMoRan, Inc.
4.00% due 11/14/21	543,000	534,855
Teck Resources Ltd.
4.50% due 01/15/21	258,000	264,128
Rio Tinto Finance USA plc
3.50% due 03/22/22	144,000	149,691
Total Basic Materials		16,179,695

Utilities – 2.0%
Southern Co.
2.35% due 07/01/21	2,000,000	1,970,001
Duke Energy Corp.
1.80% due 09/01/21	1,000,000	964,932
3.55% due 09/15/21	891,000	926,265
Consolidated Edison, Inc.
2.00% due 05/15/21	1,000,000	979,927
Duke Energy Progress LLC
3.00% due 09/15/21	895,000	921,632
Puget Energy, Inc.
6.00% due 09/01/21	645,000	727,157
Southern California Edison Co.
3.88% due 06/01/21	640,000	681,096
National Fuel Gas Co.
4.90% due 12/01/21	644,000	676,890
Duke Energy Carolinas LLC
3.90% due 06/15/21	591,000	629,349
Ohio Power Co.
5.38% due 10/01/21	492,000	551,223
Dominion Resources, Inc.
4.45% due 03/15/21	344,000	369,233
Total Utilities		9,397,705
Total Corporate Bonds
(Cost $475,969,172)		474,944,756

SECURITIES LENDING COLLATERAL††,2 – 0.6%
Joint Repurchase Agreements
HSBC Securities (USA), Inc.
issued 11/30/16 at 0.27% due 12/01/16	$699,399	$699,399
Mizuho Securities (USA), Inc.
issued 11/30/16 at 0.28% due 12/01/16	699,399	699,399
RBC Dominion Securities, Inc.
issued 11/30/16 at 0.29% due 12/01/16	699,399	699,399
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/16 at 0.26% due 12/01/16	455,970	455,970
Citigroup Global Markets, Inc.
issued 11/30/16 at 0.28% due 12/01/16	450,152	450,152
Total Securities Lending Collateral
(Cost $3,004,319)		3,004,319
Total Investments – 99.2%
(Cost $478,973,491)		$477,949,075
Other Assets & Liabilities, net – 0.8%		3,749,498
Total Net Assets – 100.0%		$481,698,574

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 113

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at November 30, 2016 — See Note 2.
2	Securities lending collateral — See Note 2.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2021.
See Sector Classification in Supplemental Information section.

Country Diversification
% of Corporate
Country	Bonds
United States	79.0%
United Kingdom	5.7%
Canada	4.0%
France	2.4%
Japan	2.3%
Netherlands	1.8%
Ireland	1.7%
Sweden	1.0%
Germany	0.7%
Switzerland	0.5%
Spain	0.5%
Australia	0.2%
Luxembourg	0.2%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$474,944,756	$—	$474,944,756
Securities Lending Collateral	—	3,004,319	—	3,004,319
Total	$—	$477,949,075	$—	$477,949,075
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2016, there were no transfers between levels.

See notes to financial statements.
114 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCM Guggenheim BulletShares 2022 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0%
Financial – 27.6%
JPMorgan Chase & Co.
4.50% due 01/24/22	$4,137,000	$4,464,435
3.25% due 09/23/22	4,027,000	4,076,073
HSBC Holdings plc
2.65% due 01/05/22	3,300,000	3,218,467
4.00% due 03/30/22	2,554,000	2,645,068
4.88% due 01/14/22	1,194,000	1,285,611
Goldman Sachs Group, Inc.
5.75% due 01/24/22	6,016,000	6,801,852
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.88% due 02/08/22	3,899,000	4,125,996
3.95% due 11/09/22	2,000,000	2,049,622
Citigroup, Inc.
4.50% due 01/14/22	3,391,000	3,641,781
4.05% due 07/30/22	1,206,000	1,246,909
Barclays Bank plc
7.63% due 11/21/22	3,750,000	4,123,594
Wells Fargo & Co.
3.50% due 03/08/22	3,256,000	3,362,122
Bank of America Corp.
5.70% due 01/24/22	2,840,000	3,201,191
UBS AG/Stamford CT
7.63% due 08/17/22	2,700,000	3,061,125
Visa, Inc.
2.80% due 12/14/22	3,000,000	3,024,432
Royal Bank of Scotland Group plc
6.13% due 12/15/22	2,830,000	2,936,023
US Bancorp
2.95% due 07/15/22	1,550,000	1,564,483
3.00% due 03/15/22	1,235,000	1,262,934
Morgan Stanley
4.88% due 11/01/22	2,548,000	2,745,572
PNC Financial Services Group, Inc.
3.30% due 03/08/22	1,399,000	1,446,345
2.85% due 11/09/22[1]	705,000	697,402
General Electric Capital Corp.
3.15% due 09/07/22	2,085,000	2,142,932
International Lease Finance Corp.
8.63% due 01/15/22	900,000	1,087,668
5.88% due 08/15/22	900,000	985,752
Boston Properties LP
3.85% due 02/01/23	1,909,000	1,964,040
American International Group, Inc.
4.88% due 06/01/22	1,780,000	1,941,517
Chubb INA Holdings, Inc.
2.88% due 11/03/22	1,909,000	1,927,473
Bank of Montreal
2.55% due 11/06/22	1,925,000	1,902,920
AerCap Ireland Capital Limited /
AerCap Global Aviation Trust
3.95% due 02/01/22	1,200,000	1,218,000
4.63% due 07/01/22	600,000	622,500
American Tower Corp.
4.70% due 03/15/22	883,000	947,588
2.25% due 01/15/22	800,000	770,085
American Express Co.
2.65% due 12/02/22	1,726,000	1,708,707
PNC Bank North America
2.70% due 11/01/22	1,250,000	1,230,085
2.95% due 01/30/23	406,000	401,193
Berkshire Hathaway Finance Corp.
3.00% due 05/15/22	1,565,000	1,600,489
CME Group, Inc.
3.00% due 09/15/22	1,344,000	1,379,065
Crown Castle International Corp.
4.88% due 04/15/22	1,186,000	1,281,283
Huntington Bancshares, Inc.
2.30% due 01/14/22	1,300,000	1,265,618
Sumitomo Mitsui Banking Corp.
3.20% due 07/18/22	1,250,000	1,265,485
HCP, Inc.
4.00% due 12/01/22	1,159,000	1,194,787
Simon Property Group, LP
2.75% due 02/01/23	1,100,000	1,085,669
Digital Realty Trust, LP
3.95% due 07/01/22	1,000,000	1,034,638
Welltower, Inc.
3.75% due 03/15/23	1,000,000	1,018,768
TD Ameritrade Holding Corp.
2.95% due 04/01/22	909,000	921,269
Kimco Realty Corp.
3.40% due 11/01/22	900,000	915,399
People's United Financial, Inc.
3.65% due 12/06/22	876,000	885,191
Northern Trust Corp.
2.38% due 08/02/22	886,000	880,228
Invesco Finance plc
3.13% due 11/30/22	802,000	813,245
Ares Capital Corp.
3.63% due 01/19/22	800,000	780,821
Berkshire Hathaway, Inc.
3.40% due 01/31/22	723,000	756,444
MetLife, Inc.
3.05% due 12/15/22	735,000	737,174
Hartford Financial Services Group, Inc.
5.13% due 04/15/22	594,000	656,472
Discover Financial Services
3.85% due 11/21/22	626,000	634,791

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 115

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0% (continued)
Financial – 27.6% (continued)
Fifth Third Bancorp
3.50% due 03/15/22	$599,000	$617,301
BlackRock, Inc.
3.38% due 06/01/22	544,000	567,976
Voya Financial, Inc.
5.50% due 07/15/22	483,000	530,004
Alexandria Real Estate Equities, Inc.
4.60% due 04/01/22	483,000	512,847
Hospitality Properties Trust
5.00% due 08/15/22	481,000	508,230
Brixmor Operating Partnership, LP
3.88% due 08/15/22	365,000	372,457
Ventas Realty Limited Partnership / Ventas Capital Corp.
3.25% due 08/15/22	127,000	128,745
Total Financial		102,175,893

Consumer, Non-cyclical – 22.0%
Anheuser-Busch InBev Finance, Inc.
3.30% due 02/01/23	8,000,000	8,093,016
AbbVie, Inc.
2.90% due 11/06/22	3,885,000	3,833,465
3.20% due 11/06/22	1,286,000	1,287,826
Kraft Heinz Foods Co.
3.50% due 06/06/22	2,597,000	2,662,369
3.50% due 07/15/22	1,600,000	1,640,848
Actavis Funding SCS
3.45% due 03/15/22	3,974,000	4,036,022
Merck & Co., Inc.
2.35% due 02/10/22	2,061,000	2,052,523
2.40% due 09/15/22	1,825,000	1,812,566
Anheuser-Busch InBev Worldwide, Inc.
2.50% due 07/15/22	3,791,000	3,738,646
Medtronic, Inc.
3.15% due 03/15/22	3,216,000	3,305,768
3.13% due 03/15/22	225,000	230,799
Celgene Corp.
3.25% due 08/15/22	1,399,000	1,416,433
3.55% due 08/15/22	1,209,000	1,240,637
Altria Group, Inc.
2.85% due 08/09/22	2,522,000	2,522,242
PepsiCo, Inc.
2.75% due 03/05/22	1,565,000	1,586,650
3.10% due 07/17/22	900,000	930,467
GlaxoSmithKline Capital plc
2.85% due 05/08/22	2,443,000	2,460,636
Actavis, Inc.
3.25% due 10/01/22	2,245,000	2,249,982
Gilead Sciences, Inc.
3.25% due 09/01/22	1,273,000	1,302,791
1.95% due 03/01/22	700,000	679,671
HCA, Inc.
5.88% due 03/15/22	1,752,000	1,885,590
Amgen, Inc.
3.63% due 05/15/22	918,000	952,841
2.70% due 05/01/22	797,000	788,938
Novartis Capital Corp.
2.40% due 09/21/22	1,739,000	1,723,156
Zoetis, Inc.
3.25% due 02/01/23	1,650,000	1,638,280
UnitedHealth Group, Inc.
3.35% due 07/15/22	1,231,000	1,270,212
2.75% due 02/15/23	300,000	298,818
Anthem, Inc.
3.13% due 05/15/22	1,507,000	1,503,979
Diageo Investment Corp.
2.88% due 05/11/22	1,446,000	1,463,258
Biogen, Inc.
3.63% due 09/15/22	1,409,000	1,454,116
Express Scripts Holding Co.
3.90% due 02/15/22	1,341,000	1,400,649
Reynolds American, Inc.
4.00% due 06/12/22	1,270,000	1,339,367
Thermo Fisher Scientific, Inc.
3.15% due 01/15/23	1,300,000	1,293,718
Tyson Foods, Inc.
4.50% due 06/15/22	1,204,000	1,293,047
Procter & Gamble Co.
2.30% due 02/06/22	1,252,000	1,251,026
Laboratory Corporation of America Holdings
3.20% due 02/01/22	849,000	855,596
3.75% due 08/23/22	341,000	351,811
Catholic Health Initiatives
2.95% due 11/01/22	1,194,000	1,169,763
Conagra Brands, Inc.
3.20% due 01/25/23	1,057,000	1,057,273
Zimmer Biomet Holdings, Inc.
3.15% due 04/01/22	923,000	925,760
Philip Morris International, Inc.
2.50% due 08/22/22	933,000	921,345
Bristol-Myers Squibb Co.
2.00% due 08/01/22	925,000	896,195
Abbott Laboratories
2.55% due 03/15/22	886,000	866,542

See notes to financial statements.
116 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0% (continued)
Consumer, Non-cyclical – 22.0% (continued)
Covidien International Finance S.A.
3.20% due 06/15/22	$844,000	$864,261
ADT Corp.
3.50% due 07/15/22	900,000	852,750
Aetna, Inc.
2.75% due 11/15/22	855,000	846,858
Moody's Corp.
4.50% due 09/01/22	717,000	768,815
Molson Coors Brewing Co.
3.50% due 05/01/22[2]	661,000	684,173
Kroger Co.
3.40% due 04/15/22	644,000	658,129
Clorox Co.
3.05% due 09/15/22	627,000	634,192
Colgate-Palmolive Co.
2.30% due 05/03/22	630,000	627,014
Block Financial LLC
5.50% due 11/01/22	483,000	512,967
Humana, Inc.
3.15% due 12/01/22	483,000	484,406
Equifax, Inc.
3.30% due 12/15/22	449,000	456,830
Boston Scientific Corp.
3.38% due 05/15/22	444,000	452,260
Total Consumer, Non-cyclical		81,527,292

Energy – 11.1%
BP Capital Markets plc
3.25% due 05/06/22	2,493,000	2,543,685
2.50% due 11/06/22	1,425,000	1,382,971
3.06% due 03/17/22	1,200,000	1,213,972
Chevron Corp.
2.36% due 12/05/22	2,564,000	2,514,671
2.41% due 03/03/22	873,000	867,613
Phillips 66
4.30% due 04/01/22	2,479,000	2,674,571
Williams Partners, LP
3.60% due 03/15/22	1,561,000	1,544,781
3.35% due 08/15/22	1,030,000	996,876
Enterprise Products Operating LLC
3.35% due 03/15/23	1,600,000	1,598,790
4.05% due 02/15/22	695,000	730,587
National Oilwell Varco, Inc.
2.60% due 12/01/22	1,785,000	1,645,093
Regency Energy Partners Limited Partnership /
Regency Energy Finance Corp.
5.88% due 03/01/22	927,000	1,026,019
5.00% due 10/01/22	444,000	470,306
Continental Resources, Inc.
5.00% due 09/15/22	1,477,000	1,478,845
Occidental Petroleum Corp.
2.70% due 02/15/23	1,500,000	1,473,446
Exxon Mobil Corp.
2.40% due 03/06/22	1,386,000	1,376,729
Devon Energy Corp.
3.25% due 05/15/22[2]	1,334,000	1,295,770
Kinder Morgan Energy Partners, LP
3.95% due 09/01/22	1,268,000	1,289,411
Shell International Finance BV
2.38% due 08/21/22	1,303,000	1,276,776
Apache Corp.
3.25% due 04/15/22	1,244,000	1,252,254
TransCanada PipeLines Ltd.
2.50% due 08/01/22	1,194,000	1,166,300
Southwestern Energy Co.
4.10% due 03/15/22	1,083,000	1,001,775
Total Capital International S.A.
2.88% due 02/17/22	948,000	958,514
ONEOK Partners, LP
3.38% due 10/01/22	925,000	922,245
ConocoPhillips Co.
2.40% due 12/15/22	925,000	893,433
Murphy Oil Corp.
4.00% due 06/01/22[2]	483,000	455,228
4.70% due 12/01/22	418,000	402,325
Marathon Oil Corp.
2.80% due 11/01/22	881,000	813,659
Williams Partners Limited Partnership /
ACMP Finance Corp.
6.13% due 07/15/22	786,000	807,145
Western Gas Partners, LP
4.00% due 07/01/22	712,000	711,702
FMC Technologies, Inc.
3.45% due 10/01/22	704,000	688,596
Newfield Exploration Co.
5.75% due 01/30/22	652,000	678,080
Cenovus Energy, Inc.
3.00% due 08/15/22	668,000	633,997
Weatherford International Ltd.
4.50% due 04/15/22[2]	594,000	517,897
Husky Energy, Inc.
3.95% due 04/15/22	483,000	502,084

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 117

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0% (continued)
Energy – 11.1% (continued)
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
3.65% due 06/01/22	$449,000	$449,927
Rowan Companies, Inc.
4.88% due 06/01/22	483,000	420,210
Pioneer Natural Resources Co.
3.95% due 07/15/22	278,000	287,759
Total Energy		40,964,042

Communications – 9.8%
AT&T, Inc.
3.00% due 06/30/22	3,427,000	3,367,394
3.60% due 02/17/23	3,300,000	3,309,200
3.00% due 02/15/22	2,365,000	2,348,088
3.80% due 03/15/22	1,820,000	1,858,189
2.63% due 12/01/22	1,863,000	1,786,757
eBay, Inc.
2.60% due 07/15/22	1,549,000	1,498,574
3.80% due 03/09/22	900,000	926,525
Comcast Cable Communications Holdings, Inc.
9.46% due 11/15/22	1,695,000	2,297,753
Verizon Communications, Inc.
2.45% due 11/01/22	2,339,000	2,267,976
Comcast Corp.
3.13% due 07/15/22	1,020,000	1,041,689
1.63% due 01/15/22	1,000,000	957,488
Amazon.com, Inc.
2.50% due 11/29/22	1,613,000	1,599,710
Omnicom Group, Inc.
3.63% due 05/01/22	1,452,000	1,503,028
America Movil SAB de CV
3.13% due 07/16/22	1,350,000	1,326,870
Telefonaktiebolaget LM Ericsson
4.13% due 05/15/22	1,206,000	1,220,665
Time Warner, Inc.
4.00% due 01/15/22	620,000	643,949
3.40% due 06/15/22	563,000	567,329
Walt Disney Co.
2.35% due 12/01/22	1,202,000	1,191,334
21st Century Fox America, Inc.
3.00% due 09/15/22	1,182,000	1,185,383
Reed Elsevier Capital, Inc.
3.13% due 10/15/22	1,046,000	1,035,712
Vodafone Group plc
2.50% due 09/26/22	1,050,000	1,012,615
Motorola Solutions, Inc.
3.75% due 05/15/22	844,000	846,658
Rogers Communications, Inc.
3.00% due 03/15/23	700,000	699,000
Cisco Systems, Inc.
3.00% due 06/15/22	672,000	686,749
Discovery Communications LLC
3.30% due 05/15/22	627,000	625,382
WPP Finance 2010
3.63% due 09/07/22	585,000	601,918
Total Communications		36,405,935

Industrial – 9.7%
General Electric Co.
2.70% due 10/09/22	3,476,000	3,490,231
United Technologies Corp.
3.10% due 06/01/22	2,991,000	3,072,095
Eaton Corp.
2.75% due 11/02/22	1,865,000	1,845,436
Norfolk Southern Corp.
3.00% due 04/01/22	875,000	884,088
2.90% due 02/15/23	880,000	875,553
Raytheon Co.
2.50% due 12/15/22	1,726,000	1,722,914
Burlington Northern Santa Fe LLC
3.00% due 03/15/23	850,000	861,803
3.05% due 09/01/22	783,000	801,397
ABB Finance USA, Inc.
2.88% due 05/08/22	1,599,000	1,618,620
Thermo Fisher Scientific, Inc.
3.30% due 02/15/22	1,469,000	1,494,383
Precision Castparts Corp.
2.50% due 01/15/23	1,500,000	1,479,107
General Dynamics Corp.
2.25% due 11/15/22	1,451,000	1,434,128
3M Co.
2.00% due 06/26/22	1,411,000	1,382,067
Deere & Co.
2.60% due 06/08/22	1,352,000	1,354,140
United Parcel Service, Inc.
2.45% due 10/01/22	1,255,000	1,249,925
Republic Services, Inc.
3.55% due 06/01/22	1,097,000	1,138,992
Koninklijke Philips N.V.
3.75% due 03/15/22	1,078,000	1,132,981
Union Pacific Corp.
4.16% due 07/15/22	900,000	977,236
Stanley Black & Decker, Inc.
2.90% due 11/01/22	888,000	897,578
Arconic, Inc.
5.87% due 02/23/22	800,000	853,000

See notes to financial statements.
118 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0% (continued)
Industrial – 9.7% (continued)
Owens Corning
4.20% due 12/15/22	$818,000	$849,352
Jabil Circuit, Inc.
4.70% due 09/15/22	689,000	712,426
Waste Management, Inc.
2.90% due 09/15/22	679,000	683,915
John Deere Capital Corp.
2.75% due 03/15/22	667,000	672,013
Lockheed Martin Corp.
3.10% due 01/15/23	651,000	659,885
FedEx Corp.
2.63% due 08/01/22	649,000	650,430
Caterpillar, Inc.
2.60% due 06/26/22	644,000	644,457
Emerson Electric Co.
2.63% due 02/15/23	508,000	503,845
Flowserve Corp.
3.50% due 09/15/22	490,000	493,702
Caterpillar Financial Services Corp.
2.85% due 06/01/22	481,000	485,440
Roper Technologies, Inc.
3.13% due 11/15/22	451,000	447,857
Pentair Finance S.A.
3.15% due 09/15/22	418,000	410,221
Total Industrial		35,779,217

Technology – 7.8%
Oracle Corp.
2.50% due 10/15/22	3,278,000	3,241,892
2.50% due 05/15/22	3,211,000	3,182,239
Apple, Inc.
2.85% due 02/23/23	1,850,000	1,856,160
2.15% due 02/09/22	1,841,000	1,810,139
2.70% due 05/13/22	1,655,000	1,666,287
Microsoft Corp.
2.38% due 02/12/22	1,804,000	1,801,305
2.13% due 11/15/22	1,327,000	1,297,034
2.65% due 11/03/22	1,209,000	1,212,714
Intel Corp.
2.70% due 12/15/22	2,012,000	2,030,949
3.10% due 07/29/22	1,286,000	1,323,303
International Business Machines Corp.
2.88% due 11/09/22	1,650,000	1,665,553
1.88% due 08/01/22	1,200,000	1,153,234
Qualcomm, Inc.
3.00% due 05/20/22	2,496,000	2,529,234
Fiserv, Inc.
3.50% due 10/01/22	1,072,000	1,098,008
Fidelity National Information Services, Inc.
4.50% due 10/15/22	851,000	908,058
Maxim Integrated Products, Inc.
3.38% due 03/15/23	800,000	785,223
HP, Inc.
4.05% due 09/15/22	689,000	708,643
Texas Instruments, Inc.
1.85% due 05/15/22	500,000	481,131
Total Technology		28,751,106

Consumer, Cyclical – 5.3%
CVS Health Corp.
3.50% due 07/20/22	1,832,000	1,883,466
2.75% due 12/01/22	1,474,000	1,448,383
Ford Motor Credit Company LLC
4.25% due 09/20/22	1,500,000	1,553,793
3.22% due 01/09/22	900,000	892,467
Toyota Motor Credit Corp.
3.30% due 01/12/22	1,378,000	1,426,252
2.80% due 07/13/22	400,000	406,656
General Motors Financial Company, Inc.
3.45% due 04/10/22	1,686,000	1,665,022
Home Depot, Inc.
2.63% due 06/01/22	1,513,000	1,518,896
Walgreen Co.
3.10% due 09/15/22	1,511,000	1,515,680
Target Corp.
2.90% due 01/15/22	1,311,000	1,333,830
McDonald's Corp.
2.63% due 01/15/22	919,000	917,424
NVR, Inc.
3.95% due 09/15/22	815,000	835,408
Lowe's Companies, Inc.
3.12% due 04/15/22	740,000	758,353
Staples, Inc.
4.38% due 01/12/23[2]	700,000	699,017
Mohawk Industries, Inc.
3.85% due 02/01/23	687,000	698,888
Starbucks Corp.
2.70% due 06/15/22	644,000	651,007
Costco Wholesale Corp.
2.25% due 02/15/22	613,000	609,481
AutoZone, Inc.
3.70% due 04/15/22	563,000	584,102
Total Consumer, Cyclical		19,398,125

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 119

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 99.0% (continued)
Basic Materials – 3.3%
Freeport-McMoRan, Inc.
3.55% due 03/01/22[2]	$2,500,000	$2,378,750
Dow Chemical Co.
3.00% due 11/15/22	1,472,000	1,474,987
Rio Tinto Finance USA plc
2.88% due 08/21/22[2]	1,262,000	1,273,159
3.50% due 03/22/22	73,000	75,885
Goldcorp, Inc.
3.70% due 03/15/23	1,300,000	1,291,893
Eastman Chemical Co.
3.60% due 08/15/22	1,237,000	1,271,707
Praxair, Inc.
2.20% due 08/15/22	749,000	735,683
2.70% due 02/21/23	349,000	346,959
Agrium, Inc.
3.15% due 10/01/22	1,063,000	1,056,741
Celanese US Holdings LLC
4.63% due 11/15/22	600,000	640,380
Syngenta Finance N.V.
3.13% due 03/28/22	601,000	602,233
Nucor Corp.
4.13% due 09/15/22	483,000	516,693
Teck Resources Ltd.
4.75% due 01/15/22	487,000	495,523
Total Basic Materials		12,160,593

Utilities – 2.4%
Oncor Electric Delivery Company LLC
7.00% due 09/01/22	1,077,000	1,321,085
FirstEnergy Corp.
4.25% due 03/15/23	1,051,000	1,091,013
NiSource Finance Corp.
6.13% due 03/01/22	799,000	923,720
Entergy Corp.
4.00% due 07/15/22	857,000	900,258
Duke Energy Corp.
3.05% due 08/15/22	858,000	868,878
Sempra Energy
2.88% due 10/01/22	744,000	742,875
Exelon Generation Company LLC
4.25% due 06/15/22	683,000	711,221
Florida Power & Light Co.
2.75% due 06/01/23	700,000	702,855
Duke Energy Progress, Inc.
2.80% due 05/15/22	668,000	678,106
Virginia Electric & Power Co.
2.75% due 03/15/23	600,000	596,683
Southern California Edison Co.
1.85% due 02/01/22	502,857	494,985
Total Utilities		9,031,679
Total Corporate Bonds
(Cost $369,336,448)		366,193,882

SECURITIES LENDING COLLATERAL††,3 – 0.7%
Joint Repurchase Agreements
RBC Dominion Securities, Inc.
issued 11/30/16 at 0.29% due 12/01/16	$584,366	$584,366
Mizuho Securities (USA), Inc.
issued 11/30/16 at 0.28% due 12/01/16	584,366	584,366
HSBC Securities (USA), Inc.
issued 11/30/16 at 0.27% due 12/01/16	584,366	584,366
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/16 at 0.26% due 12/01/16	380,980	380,980
Citigroup Global Markets, Inc.
issued 11/30/16 at 0.28% due 12/01/16	375,890	375,890
Total Securities Lending Collateral
(Cost $2,509,968)		2,509,968
Total Investments – 99.7%
(Cost $371,846,416)		$368,703,850
Other Assets & Liabilities, net – 0.3%		1,237,742
Total Net Assets – 100.0%		$369,941,592

††	Value determined based on Level 2 inputs — See Note 4.
1	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
2	All or portion of this security is on loan at November 30, 2016 — See Note 2.
3	Securities lending collateral — See Note 2.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2022.
See Sector Classification in Supplemental Information section.

Country Diversification
% of Corporate
Country	Bonds
United States	84.2%
United Kingdom	7.0%
Netherlands	2.5%
Canada	2.1%
Luxembourg	1.5%
Other	2.7%
Total Corporate Bonds	100.0%

See notes to financial statements.
120 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued
The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$366,193,882	$—	$366,193,882
Securities Lending Collateral	—	2,509,968	—	2,509,968
Total	$—	$368,703,850	$—	$368,703,850
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2016, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 121

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCN Guggenheim BulletShares 2023 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 98.7%
Financial – 28.3%
JPMorgan Chase & Co.
3.20% due 01/25/23	$1,699,000	$1,716,717
2.70% due 05/18/23	1,344,000	1,310,666
3.38% due 05/01/23	1,160,000	1,160,226
Bank of America Corp.
3.30% due 01/11/23	2,283,000	2,286,987
4.10% due 07/24/23	1,163,000	1,214,331
Morgan Stanley
3.75% due 02/25/23	1,340,000	1,380,152
4.10% due 05/22/23	1,250,000	1,283,170
Royal Bank of Scotland Group plc
6.00% due 12/19/23	1,115,000	1,129,447
3.88% due 09/12/23	700,000	662,694
6.10% due 06/10/23	445,000	452,806
Citigroup, Inc.
3.88% due 10/25/23	849,000	878,876
3.50% due 05/15/23	804,000	805,441
3.38% due 03/01/23	445,000	448,073
Wells Fargo & Co.
3.45% due 02/13/23	894,000	893,050
4.13% due 08/15/23	849,000	880,329
HSBC Holdings plc
3.60% due 05/25/23	1,500,000	1,507,046
State Street Corp.
3.70% due 11/20/23	739,000	773,461
3.10% due 05/15/23	625,000	625,150
Berkshire Hathaway, Inc.
2.75% due 03/15/23	715,000	713,247
3.00% due 02/11/23	670,000	679,149
Goldman Sachs Group, Inc.
3.63% due 01/22/23	1,254,000	1,285,781
Cooperatieve Rabobank UA
4.63% due 12/01/23	1,000,000	1,048,754
Capital One Bank USA North America
3.38% due 02/15/23	1,000,000	994,310
Crown Castle International Corp.
5.25% due 01/15/23	805,000	878,102
MetLife, Inc.
4.37% due 09/15/23	713,000	770,236
Boston Properties, LP
3.13% due 09/01/23	625,000	615,076
3.80% due 02/01/24	128,000	130,314
Bank of New York Mellon Corp.
2.20% due 08/16/23	728,000	694,104
Ameriprise Financial, Inc.
4.00% due 10/15/23	625,000	657,408
U.S. Bancorp
3.70% due 01/30/24	625,000	653,389
HCP, Inc.
4.25% due 11/15/23	625,000	638,782
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85% due 04/15/23	625,000	638,163
Discover Bank/Greenwood DE
4.20% due 08/08/23	600,000	624,033
Fifth Third Bancorp
4.30% due 01/16/24	600,000	623,742
American Tower Corp.
3.50% due 01/31/23	535,000	536,580
Sumitomo Mitsui Banking Corp.
3.95% due 07/19/23	500,000	523,640
PNC Bank North America
3.80% due 07/25/23	500,000	517,523
CBRE Services, Inc.
5.00% due 03/15/23	490,000	506,236
Loews Corp.
2.63% due 05/15/23	490,000	478,078
Realty Income Corp.
4.65% due 08/01/23	445,000	478,025
Prologis, LP
4.25% due 08/15/23	445,000	474,340
Alexandria Real Estate Equities, Inc.
3.90% due 06/15/23	445,000	452,132
Simon Property Group, LP
3.75% due 02/01/24	424,000	439,601
ERP Operating, LP
3.00% due 04/15/23	445,000	439,074
Weyerhaeuser Co.
4.63% due 09/15/23	401,000	432,111
Jefferies Group LLC
5.13% due 01/20/23	415,000	429,474
SunTrust Bank/Atlanta GA
2.75% due 05/01/23	200,000	196,040
Aflac, Inc.
3.63% due 06/15/23	175,000	181,365
Allstate Corp.
3.15% due 06/15/23	175,000	178,293
Capital One Financial Corp.
3.50% due 06/15/23	175,000	175,579
Total Financial		37,491,303

Consumer, Non-cyclical – 17.0%
Coca-Cola Co.
3.20% due 11/01/23	1,295,000	1,332,034
2.50% due 04/01/23	175,000	172,648
Philip Morris International, Inc.
3.60% due 11/15/23	580,000	603,620
2.63% due 03/06/23	445,000	438,783
2.13% due 05/10/23	445,000	425,507
Shire Acquisitions Investments Ireland DAC
2.88% due 09/23/23	1,460,000	1,394,256
PepsiCo, Inc.
3.60% due 03/01/24	960,000	1,002,462
2.75% due 03/01/23	355,000	355,422

See notes to financial statements.
122 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCN Guggenheim BulletShares 2023 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.7% (continued)
Consumer, Non-cyclical – 17.0% (continued)
Johnson & Johnson
2.05% due 03/01/23	$715,000	$697,946
3.38% due 12/05/23	625,000	656,041
Merck & Co., Inc.
2.80% due 05/18/23	1,029,000	1,027,860
Medtronic, Inc.
3.63% due 03/15/24	446,000	463,759
2.75% due 04/01/23	445,000	441,207
Aetna, Inc.
2.80% due 06/15/23	895,000	876,088
Diageo Capital plc
2.63% due 04/29/23	849,000	843,886
Howard Hughes Corp.
3.50% due 09/01/23	759,000	792,824
Thermo Fisher Scientific, Inc.
3.00% due 04/15/23	445,000	441,667
4.15% due 02/01/24	335,000	350,362
Anheuser-Busch InBev Finance, Inc.
2.63% due 01/17/23	804,000	786,842
McKesson Corp.
3.80% due 03/15/24	641,000	659,070
Bristol-Myers Squibb Co.
3.25% due 11/01/23	625,000	649,068
Kroger Co.
4.00% due 02/01/24	445,000	464,365
3.85% due 08/01/23	175,000	182,379
Procter & Gamble Co.
3.10% due 08/15/23	625,000	643,783
HCA, Inc.
4.75% due 05/01/23	625,000	631,250
UnitedHealth Group, Inc.
2.88% due 03/15/23	625,000	627,472
GlaxoSmithKline Capital, Inc.
2.80% due 03/18/23	625,000	625,144
Anthem, Inc.
3.30% due 01/15/23	625,000	624,589
St. Jude Medical, Inc.
3.25% due 04/15/23	625,000	623,562
Reynolds American, Inc.
4.85% due 09/15/23	535,000	584,237
Pfizer, Inc.
3.00% due 06/15/23	490,000	499,494
General Mills, Inc.
3.65% due 02/15/24	445,000	465,933
Colgate-Palmolive Co.
1.95% due 02/01/23	445,000	427,920
Mylan, Inc.
4.20% due 11/29/23	399,000	398,203
AbbVie, Inc.
2.85% due 05/14/23	265,000	257,351
Coca-Cola Femsa SAB de CV
3.88% due 11/26/23	200,000	203,755
Celgene Corp.
4.00% due 08/15/23	175,000	181,735
Total System Services, Inc.
3.75% due 06/01/23	175,000	175,461
Moody's Corp.
4.88% due 02/15/24	155,000	169,121
ADT Corp.
4.13% due 06/15/23	169,000	161,818
Cardinal Health, Inc.
3.20% due 03/15/23	85,000	85,796
Black Knight InfoServ LLC / Black Knight Lending
Solutions, Inc.
5.75% due 04/15/23	24,000	25,200
Total Consumer, Non-cyclical		22,469,920

Energy – 13.1%
Chevron Corp.
3.19% due 06/24/23	1,254,000	1,279,784
2.57% due 05/16/23	535,000	526,474
Exxon Mobil Corp.
2.73% due 03/01/23	895,000	894,574
3.18% due 03/15/24	801,000	815,712
BP Capital Markets plc
2.75% due 05/10/23	894,000	874,184
3.99% due 09/26/23	445,000	467,641
Shell International Finance BV
2.25% due 01/06/23	804,000	774,837
3.40% due 08/12/23	310,000	316,319
Continental Resources, Inc.
4.50% due 04/15/23	879,000	859,223
Schlumberger Investment S.A.
3.65% due 12/01/23	805,000	836,558
Williams Partners LP / ACMP Finance Corp.
4.88% due 05/15/23	805,000	815,453
Halliburton Co.
3.50% due 08/01/23	759,000	764,740
Total Capital Canada Ltd.
2.75% due 07/15/23	695,000	686,284
Kinder Morgan Energy Partners, LP
4.15% due 02/01/24	311,000	311,122
3.45% due 02/15/23	175,000	170,952
3.50% due 09/01/23	175,000	169,538
TransCanada PipeLines Ltd.
3.75% due 10/16/23	625,000	646,301
MPLX, LP
4.50% due 07/15/23	640,000	641,662
EOG Resources, Inc.
2.63% due 03/15/23	625,000	605,379
Regency Energy Partners, LP / Regency Energy
Finance Corp.
5.50% due 04/15/23	399,000	412,583
4.50% due 11/01/23	175,000	177,139

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 123

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCN Guggenheim BulletShares 2023 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.7% (continued)
Energy – 13.1% (continued)
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
3.85% due 10/15/23	$580,000	$567,211
Total Capital International S.A.
2.70% due 01/25/23	535,000	530,117
Enterprise Products Operating LLC
3.90% due 02/15/24	444,000	454,241
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.88% due 02/15/23	407,000	437,525
Energy Transfer Partners, LP
3.60% due 02/01/23	399,000	388,379
Enbridge, Inc.
4.00% due 10/01/23	355,000	356,775
Sabine Pass Liquefaction LLC
5.63% due 04/15/23	300,000	315,000
Spectra Energy Partners, LP
4.75% due 03/15/24	265,000	280,024
DCP Midstream Operating, LP
3.88% due 03/15/23	225,000	217,013
Williams Partners, LP
4.50% due 11/15/23	175,000	177,591
Buckeye Partners, LP
4.15% due 07/01/23	175,000	175,748
Spectra Energy Capital LLC
3.30% due 03/15/23	175,000	167,878
Apache Corp.
2.63% due 01/15/23	175,000	166,704
Williams Companies, Inc.
3.70% due 01/15/23	40,000	37,900
Total Energy		17,318,565

Communications – 10.9%
Verizon Communications, Inc.
5.15% due 09/15/23	5,013,000	5,558,108
4.15% due 03/15/24	1,024,000	1,075,324
Comcast Corp.
2.75% due 03/01/23	715,000	710,173
2.85% due 01/15/23	625,000	625,358
Vodafone Group plc
2.95% due 02/19/23	984,000	959,824
Time Warner Entertainment Company, LP
8.38% due 03/15/23	759,000	949,162
NBCUniversal Media LLC
2.88% due 01/15/23	805,000	805,934
Rogers Communications, Inc.
4.10% due 10/01/23	759,000	799,952
Viacom, Inc.
4.25% due 09/01/23	715,000	736,368
AT&T, Inc.
3.90% due 03/11/24	581,000	584,844
Telefonica Emisiones SAU
4.57% due 04/27/23	350,000	366,290
Motorola Solutions, Inc.
3.50% due 03/01/23	265,000	259,996
Cisco Systems, Inc.
2.60% due 02/28/23	225,000	222,348
Thomson Reuters Corp.
4.30% due 11/23/23	175,000	183,580
Time Warner, Inc.
4.05% due 12/15/23	175,000	180,721
Interpublic Group of Companies, Inc.
3.75% due 02/15/23	175,000	177,381
Historic TW, Inc.
9.15% due 02/01/23	133,000	171,890
Total Communications		14,367,253

Consumer, Cyclical – 9.4%
Home Depot, Inc.
3.75% due 02/15/24	849,000	894,349
2.70% due 04/01/23	625,000	623,538
General Motors Financial Co., Inc.
3.70% due 05/09/23	895,000	881,497
4.25% due 05/15/23	311,000	312,896
CVS Health Corp.
4.00% due 12/05/23	1,075,000	1,122,938
Wal-Mart Stores, Inc.
2.55% due 04/11/23	985,000	976,788
Ford Motor Credit Co. LLC
4.38% due 08/06/23	900,000	924,788
Newell Brands, Inc.
3.85% due 04/01/23	895,000	920,405
General Motors Co.
4.88% due 10/02/23	849,000	888,357
Ford Motor Credit Company LLC
3.10% due 05/04/23	800,000	771,775
Lowe's Companies, Inc.
3.88% due 09/15/23	580,000	618,880
Macy's Retail Holdings, Inc.
2.88% due 02/15/23	625,000	594,768
Dollar General Corp.
3.25% due 04/15/23	580,000	575,783
Walgreens Boots Alliance, Inc.
3.10% due 06/01/23	535,000	529,009
Starbucks Corp.
3.85% due 10/01/23	355,000	378,273
Toyota Motor Credit Corp.
2.63% due 01/10/23	355,000	351,886
Delphi Corp.
4.15% due 03/15/24	276,000	284,899
AutoZone, Inc.
3.13% due 07/15/23	225,000	222,950
TJX Companies, Inc.
2.50% due 05/15/23	175,000	172,754

See notes to financial statements.
124 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCN Guggenheim BulletShares 2023 Corporate Bond ETF continued
	Face
	Amount	Value
CORPORATE BONDS†† – 98.7% (continued)
Consumer, Cyclical – 9.4% (continued)
NIKE, Inc.
2.25% due 05/01/23	$175,000	$171,453
QVC, Inc.
4.38% due 03/15/23	175,000	171,118
Total Consumer, Cyclical		12,389,104

Technology – 8.5%
Apple, Inc.
2.40% due 05/03/23	3,622,000	3,528,696
Microsoft Corp.
3.63% due 12/15/23	895,000	942,297
2.00% due 08/08/23	985,000	939,461
2.38% due 05/01/23	625,000	613,661
Oracle Corp.
2.40% due 09/15/23	1,428,000	1,380,769
3.63% due 07/15/23	625,000	652,199
Fidelity National Information Services, Inc.
3.50% due 04/15/23	715,000	724,234
EMC Corp./MA
3.38% due 06/01/23[1]	715,000	646,531
International Business Machines Corp.
3.38% due 08/01/23	600,000	618,779
Seagate HDD Cayman
4.75% due 06/01/23	580,000	563,688
Pitney Bowes, Inc.
4.63% due 03/15/24	298,000	294,004
Analog Devices, Inc.
2.88% due 06/01/23	265,000	259,510
Texas Instruments, Inc.
2.25% due 05/01/23	85,000	82,107
Total Technology		11,245,936

Industrial – 4.4%
General Electric Co.
3.10% due 01/09/23	804,000	819,247
Caterpillar Financial Services Corp.
3.75% due 11/24/23	625,000	657,541
John Deere Capital Corp.
2.80% due 03/06/23	445,000	443,577
2.80% due 01/27/23	175,000	174,511
Illinois Tool Works, Inc.
3.50% due 03/01/24	568,000	592,353
Ingersoll-Rand Global Holding Co., Ltd.
4.25% due 06/15/23	535,000	566,580
Burlington Northern Santa Fe, LLC
3.85% due 09/01/23	535,000	566,090
Packaging Corporation of America
4.50% due 11/01/23	448,000	475,578
Northrop Grumman Corp.
3.25% due 08/01/23	355,000	363,984
General Dynamics Corp.
1.88% due 08/15/23	355,000	338,638
Agilent Technologies, Inc.
3.88% due 07/15/23	265,000	272,998
Republic Services, Inc.
4.75% due 05/15/23	175,000	191,186
CSX Corp.
3.70% due 11/01/23	175,000	182,283
Cummins, Inc.
3.65% due 10/01/23	175,000	181,391
Norfolk Southern Corp.
2.90% due 02/15/23	10,000	9,949
Total Industrial		5,835,906

Basic Materials – 4.0%
Freeport-McMoRan Copper & Gold, Inc.
3.88% due 03/15/23	985,000	930,825
Potash Corporation of Saskatchewan, Inc.
3.63% due 03/15/24	780,000	774,158
Nucor Corp.
4.00% due 08/01/23	625,000	651,437
Agrium, Inc.
3.50% due 06/01/23	625,000	629,817
El du Pont de Nemours & Co.
2.80% due 02/15/23	625,000	616,130
LYB International Finance BV
4.00% due 07/15/23	535,000	557,734
CF Industries, Inc.
3.45% due 06/01/23	445,000	402,787
Barrick Gold Corp.
4.10% due 05/01/23	291,000	302,229
Reliance Steel & Aluminum Co.
4.50% due 04/15/23	175,000	176,487
Mosaic Co.
4.25% due 11/15/23	175,000	175,261
Teck Resources Ltd.
3.75% due 02/01/23[1]	120,000	114,450
Total Basic Materials		5,331,315

Utilities – 2.8%
Southern Co.
2.95% due 07/01/23	805,000	798,295
National Fuel Gas Co.
3.75% due 03/01/23	535,000	515,923
Southern California Edison Co.
3.50% due 10/01/23	445,000	464,490
Florida Power & Light Co.
3.25% due 06/01/24	429,000	439,779
Black Hills Corp.
4.25% due 11/30/23	355,000	374,291
Sempra Energy
4.05% due 12/01/23	355,000	372,376
See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 125

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCN Guggenheim BulletShares 2023 Corporate Bond ETF continued
	Face
	Amount	Value
CORPORATE BONDS†† – 98.7% (continued)
Utilities – 2.8% (continued)
PPL Capital Funding, Inc.
3.40% due 06/01/23	$355,000	$358,457
Delmarva Power & Light Co.
3.50% due 11/15/23	175,000	180,780
Public Service Electric & Gas Co.
2.38% due 05/15/23	175,000	171,307
Total Utilities		3,675,698

Diversified – 0.3%
Leucadia National Corp.
5.50% due 10/18/23	445,000	456,480
Total Corporate Bonds
(Cost $131,103,133)		130,581,480

SECURITIES LENDING COLLATERAL††,2 – 0.5%
Joint Repurchase Agreements
HSBC Securities (USA), Inc.
issued 11/30/16 at 0.26% due 12/01/16	$250,000	$250,000
RBC Dominion Securities, Inc.
issued 11/30/16 at 0.29% due 12/01/16	250,000	250,000
Citigroup Global Markets, Inc.
issued 11/30/16 at 0.28% due 12/01/16	95,788	95,788
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/16 at 0.26% due 12/01/16	42,652	42,652
Total Securities Lending Collateral
(Cost $638,440)		638,440
Total Investments – 99.2%
(Cost $131,741,573)		$131,219,920
Other Assets & Liabilities, net – 0.8%		1,076,048
Total Net Assets – 100.0%		$132,295,968

††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at November 30, 2016 — See Note 2.
2	Securities lending collateral — See Note 2.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2023.
See Sector Classification in Supplemental Information section.

Country Diversification
% of Corporate
Country	Bonds
United States	86.1%
United Kingdom	5.8%
Canada	3.3%
Netherlands	2.1%
Ireland	1.1%
Cayman Islands	0.4%
France	0.4%
Japan	0.4%
Spain	0.3%
Mexico	0.1%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$130,581,480	$—	$130,581,480
Securities Lending Collateral	—	638,440	—	638,440
Total	$—	$131,219,920	$—	$131,219,920
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2016, there were no transfers between levels.

See notes to financial statements.
126 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCO Guggenheim BulletShares 2024 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 98.6%
Financial – 40.5%
JPMorgan Chase & Co.
3.88% due 09/10/24	$1,461,000	$1,480,881
3.13% due 01/23/25	1,300,000	1,276,480
3.88% due 02/01/24	851,000	885,208
3.63% due 05/13/24	739,000	755,792
Bank of America Corp.
4.00% due 04/01/24	1,427,000	1,477,724
4.20% due 08/26/24	1,401,000	1,426,778
4.13% due 01/22/24	1,351,000	1,410,614
Goldman Sachs Group, Inc.
4.00% due 03/03/24	1,689,000	1,751,244
3.50% due 01/23/25	1,300,000	1,296,706
3.85% due 07/08/24	1,227,000	1,260,825
Morgan Stanley
3.88% due 04/29/24	1,378,000	1,413,890
3.70% due 10/23/24	1,252,000	1,270,048
Wells Fargo & Co.
3.30% due 09/09/24	1,303,000	1,297,200
4.48% due 01/16/24	525,000	552,620
Credit Suisse AG NY
3.63% due 09/09/24	1,750,000	1,761,469
Bank of New York Mellon Corp.
3.40% due 05/15/24	648,000	660,736
3.65% due 02/04/24	452,000	468,846
3.25% due 09/11/24	400,000	403,989
Sumitomo Mitsui Banking Corp.
3.95% due 01/10/24	500,000	523,859
3.40% due 07/11/24	500,000	504,908
Royal Bank of Scotland Group plc
5.13% due 05/28/24	1,000,000	973,489
HSBC Holdings plc
4.25% due 03/14/24	950,000	954,524
Deutsche Bank AG
3.70% due 05/30/24	1,000,000	935,846
Santander UK plc
4.00% due 03/13/24	875,000	912,801
American International Group, Inc.
4.13% due 02/15/24	853,000	889,101
MasterCard, Inc.
3.38% due 04/01/24	853,000	881,088
Intesa Sanpaolo SpA
5.25% due 01/12/24	850,000	875,964
American Express Co.
3.63% due 12/05/24	829,000	830,917
BPCE S.A.
4.00% due 04/15/24	750,000	784,095
MetLife, Inc.
3.60% due 04/10/24	751,000	773,485
US Bancorp
3.60% due 09/11/24	700,000	716,938
Simon Property Group, LP
3.38% due 10/01/24	703,000	712,496
BNP Paribas S.A.
4.25% due 10/15/24	700,000	699,084
Barclays plc
4.38% due 09/11/24	700,000	683,388
BlackRock, Inc.
3.50% due 03/18/24	651,000	677,921
American Tower Corp.
5.00% due 02/15/24	627,000	675,177
HCP, Inc.
3.88% due 08/15/24	653,000	649,144
Aflac, Inc.
3.63% due 11/15/24	629,000	647,711
Prudential Financial, Inc.
3.50% due 05/15/24	626,000	639,922
State Street Corp.
3.30% due 12/16/24	629,000	637,185
Chubb INA Holdings, Inc.
3.35% due 05/15/24	611,000	623,731
Synchrony Financial
4.25% due 08/15/24	603,000	613,673
PNC Financial Services Group, Inc.
3.90% due 04/29/24	589,000	605,733
HSBC USA, Inc.
3.50% due 06/23/24	600,000	603,342
Aon plc
3.50% due 06/14/24	579,000	583,150
Capital One Financial Corp.
3.75% due 04/24/24	529,000	539,830
Citigroup, Inc.
3.75% due 06/16/24	376,000	384,305
4.00% due 08/05/24	148,000	148,925
Marsh & McLennan Companies, Inc.
3.50% due 06/03/24	500,000	511,615
PNC Bank North America
3.30% due 10/30/24	500,000	504,024
Invesco Finance plc
4.00% due 01/30/24	452,000	474,186
Ameriprise Financial, Inc.
3.70% due 10/15/24	452,000	463,122
CNA Financial Corp.
3.95% due 05/15/24	446,000	452,204
Assured Guaranty US Holdings, Inc.
5.00% due 07/01/24	401,000	425,883
Brown & Brown, Inc.
4.20% due 09/15/24	426,000	421,822
WP Carey, Inc.
4.60% due 04/01/24	401,000	404,784
National Rural Utilities Cooperative Finance Corp.
2.85% due 01/27/25	400,000	395,033

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 127

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCO Guggenheim BulletShares 2024 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.6% (continued)
Financial – 40.5% (continued)
Discover Financial Services
3.95% due 11/06/24	$226,000	$223,829
3.75% due 03/04/25	100,000	97,274
Nasdaq, Inc.
4.25% due 06/01/24	304,000	312,971
Air Lease Corp.
4.25% due 09/15/24	226,000	230,278
Stifel Financial Corp.
4.25% due 07/18/24	200,000	198,252
CME Group, Inc.
3.00% due 03/15/25	100,000	100,407
Ventas Realty, LP
3.50% due 02/01/25	100,000	98,817
Brookfield Asset Management, Inc.
4.00% due 01/15/25	100,000	97,807
Total Financial		46,945,090

Consumer, Non-cyclical – 16.7%
Actavis Funding SCS
3.80% due 03/15/25	2,300,000	2,322,050
3.85% due 06/15/24	577,000	584,511
Gilead Sciences, Inc.
3.70% due 04/01/24	1,207,000	1,240,800
3.50% due 02/01/25	900,000	904,849
Novartis Capital Corp.
3.40% due 05/06/24	1,405,000	1,453,286
Merck & Company, Inc.
2.75% due 02/10/25	1,300,000	1,278,173
HCA, Inc.
5.00% due 03/15/24	1,161,000	1,166,805
Becton Dickinson and Co.
3.73% due 12/15/24	853,000	875,204
Altria Group, Inc.
4.00% due 01/31/24	699,000	739,479
Anheuser-Busch InBev Finance, Inc.
3.70% due 02/01/24	699,000	725,294
Amgen, Inc.
3.63% due 05/22/24	699,000	713,053
Tyson Foods, Inc.
3.95% due 08/15/24	625,000	639,206
Laboratory Corp. of America Holdings
3.60% due 02/01/25	600,000	599,333
Pfizer, Inc.
3.40% due 05/15/24	579,000	598,013
Celgene Corp.
3.63% due 05/15/24	551,000	555,451
Express Scripts Holding Co.
3.50% due 06/15/24	529,000	525,974
Stryker Corp.
3.38% due 05/15/24	500,000	502,836
Abbott Laboratories
2.95% due 03/15/25	500,000	476,482
Wyeth LLC
6.45% due 02/01/24	376,000	461,210
Anthem, Inc.
3.50% due 08/15/24	453,000	453,226
Quest Diagnostics, Inc.
3.50% due 03/30/25	400,000	396,521
Perrigo Finance Unlimited Co.
3.90% due 12/15/24	400,000	391,210
Aetna, Inc.
3.50% due 11/15/24	382,000	385,113
Philip Morris International, Inc.
3.25% due 11/10/24	379,000	382,551
Colgate-Palmolive Co.
3.25% due 03/15/24	351,000	364,906
AmerisourceBergen Corp.
3.40% due 05/15/24	200,000	201,877
3.25% due 03/01/25	100,000	98,460
Humana, Inc.
3.85% due 10/01/24	200,000	204,580
Clorox Co.
3.50% due 12/15/24	151,000	154,501
Total Consumer, Non-cyclical		19,394,954

Energy – 12.1%
Total Capital International S.A.
3.75% due 04/10/24	803,000	841,636
3.70% due 01/15/24	478,000	496,745
CNOOC Nexen Finance 2014 ULC
4.25% due 04/30/24	1,100,000	1,132,877
BP Capital Markets plc
3.81% due 02/10/24	699,000	723,619
3.54% due 11/04/24	380,000	383,914
Exxon Mobil Corp.
2.71% due 03/06/25	900,000	880,300
Kinder Morgan Energy Partners, LP
4.25% due 09/01/24	351,000	352,721
4.30% due 05/01/24	301,000	303,534
Williams Partners, LP
4.30% due 03/04/24	608,000	606,306
Enterprise Products Operating LLC
3.75% due 02/15/25	600,000	600,817
ConocoPhillips Co.
3.35% due 11/15/24[1]	603,000	593,768
Husky Energy, Inc.
4.00% due 04/15/24	551,000	560,617
Williams Partners Limited Partnership / ACMP Finance Corp.
4.88% due 03/15/24	451,000	455,134
Marathon Petroleum Corp.
3.63% due 09/15/24	453,000	436,056

See notes to financial statements.
128 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCO Guggenheim BulletShares 2024 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.6% (continued)
Energy – 12.1% (continued)
Anadarko Petroleum Corp.
3.45% due 07/15/24	$451,000	$434,192
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
3.60% due 11/01/24	453,000	427,188
Kerr-McGee Corp.
6.95% due 07/01/24	348,000	405,026
Statoil ASA
3.70% due 03/01/24	380,000	397,436
Cimarex Energy Co.
4.38% due 06/01/24	382,000	392,410
Sunoco Logistics Partners Operations, LP
4.25% due 04/01/24	382,000	382,151
Canadian Natural Resources Ltd.
3.80% due 04/15/24	379,000	370,695
Enbridge, Inc.
3.50% due 06/10/24	379,000	365,780
Noble Energy, Inc.
3.90% due 11/15/24	361,000	359,257
Suncor Energy, Inc.
3.60% due 12/01/24	348,000	349,257
ONEOK Partners, LP
4.90% due 03/15/25	300,000	317,145
EnLink Midstream Partners, LP
4.40% due 04/01/24	300,000	292,487
Spectra Energy Partners, LP
3.50% due 03/15/25	300,000	291,508
Ensco plc
4.50% due 10/01/24	351,000	281,678
Enable Midstream Partners, LP
3.90% due 05/15/24	300,000	278,692
Oceaneering International, Inc.
4.65% due 11/15/24	182,000	176,820
Equities Midstream Partners, LP
4.00% due 08/01/24	182,000	176,809
Total Energy		14,066,575

Communications – 8.8%
AT&T, Inc.
3.95% due 01/15/25	1,000,000	1,001,045
4.45% due 04/01/24	487,000	507,010
Verizon Communications, Inc.
3.50% due 11/01/24	1,442,000	1,453,076
Comcast Corp.
3.60% due 03/01/24	629,000	651,619
3.38% due 02/15/25	600,000	607,591
Amazon.com, Inc.
3.80% due 12/05/24	733,000	769,489
CBS Corp.
3.70% due 08/15/24	351,000	352,786
3.50% due 01/15/25	300,000	297,110
Alphabet, Inc.
3.38% due 02/25/24	539,000	561,926
Cisco Systems, Inc.
3.63% due 03/04/24	533,000	557,918
WPP Finance 2010
3.75% due 09/19/24	454,000	457,483
Viacom, Inc.
3.88% due 04/01/24	351,000	352,336
eBay, Inc.
3.45% due 08/01/24	359,000	351,654
Time Warner, Inc.
3.55% due 06/01/24	339,000	337,573
21st Century Fox America, Inc.
3.70% due 09/15/24	309,000	315,875
Omnicom Group, Inc.
3.65% due 11/01/24	301,000	304,816
Priceline Group, Inc.
3.65% due 03/15/25	300,000	300,585
Motorola Solutions, Inc.
4.00% due 09/01/24	265,000	260,757
Expedia, Inc.
4.50% due 08/15/24	241,000	243,019
Juniper Networks, Inc.
4.50% due 03/15/24	200,000	206,309
Interpublic Group of Companies, Inc.
4.20% due 04/15/24	182,000	188,053
Scripps Networks Interactive, Inc.
3.90% due 11/15/24	182,000	183,395
Total Communications		10,261,425

Technology – 6.1%
Apple, Inc.
3.45% due 05/06/24	1,278,000	1,317,852
Microsoft Corp.
2.70% due 02/12/25	1,200,000	1,179,511
International Business Machines Corp.
3.63% due 02/12/24	1,100,000	1,145,580
Oracle Corp.
3.40% due 07/08/24	1,081,000	1,103,073
KLA-Tencor Corp.
4.65% due 11/01/24	761,000	804,089
Adobe Systems, Inc.
3.25% due 02/01/25	600,000	599,956
Fidelity National Information Services, Inc.
3.88% due 06/05/24	433,000	442,028
Lam Research Corp.
3.80% due 03/15/25	300,000	301,293
CDK Global, Inc.
5.00% due 10/15/24	200,000	195,931
Total Technology		7,089,313

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 129

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCO Guggenheim BulletShares 2024 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.6% (continued)
Industrial – 5.0%
General Electric Co.
3.38% due 03/11/24	$551,000	$569,411
3.45% due 05/15/24	450,000	465,439
Burlington Northern Santa Fe LLC
3.75% due 04/01/24	433,000	456,172
3.40% due 09/01/24	382,000	393,712
Arconic, Inc.
5.13% due 10/01/24	607,000	622,175
Caterpillar, Inc.
3.40% due 05/15/24	499,000	515,725
Lockheed Martin Corp.
2.90% due 03/01/25	400,000	391,743
FedEx Corp.
4.00% due 01/15/24	339,000	360,036
CSX Corp.
3.40% due 08/01/24	351,000	359,530
Waste Management, Inc.
3.13% due 03/01/25	300,000	300,385
Republic Services, Inc.
3.20% due 03/15/25	300,000	299,407
John Deere Capital Corp.
3.35% due 06/12/24	200,000	205,417
Fluor Corp.
3.50% due 12/15/24	200,000	204,279
Keysight Technologies, Inc.
4.55% due 10/30/24	200,000	197,759
Parker-Hannifin Corp.
3.30% due 11/21/24	182,000	185,287
Ingersoll-Rand Luxembourg Finance S.A.
3.55% due 11/01/24	182,000	184,564
Canadian Pacific Railway Co.
2.90% due 02/01/25	100,000	97,998
Total Industrial		5,809,039

Consumer, Cyclical – 4.5%
Walgreens Boots Alliance, Inc.
3.80% due 11/18/24	1,061,000	1,080,726
Wal-Mart Stores, Inc.
3.30% due 04/22/24	881,000	908,551
Target Corp.
3.50% due 07/01/24	533,000	554,014
Magna International, Inc.
3.63% due 06/15/24	399,000	405,054
Ford Motor Credit Company LLC
3.66% due 09/08/24	400,000	391,210
McDonald's Corp.
3.25% due 06/10/24[1]	348,000	348,500
Ingram Micro, Inc.
4.95% due 12/15/24	351,000	345,512
CVS Health Corp.
3.38% due 08/12/24	275,000	275,706
Newell Brands, Inc.
4.00% due 12/01/24	265,000	270,623
Macy's Retail Holdings, Inc.
3.63% due 06/01/24[1]	251,000	245,540
QVC, Inc.
4.85% due 04/01/24	241,000	237,788
Johnson Controls, Inc.
3.63% due 07/02/24	182,000	186,989
Total Consumer, Cyclical		5,250,213

Basic Materials – 3.0%
LyondellBasell Industries N.V.
5.75% due 04/15/24	650,000	739,594
Dow Chemical Co.
3.50% due 10/01/24	551,000	558,994
International Paper Co.
3.65% due 06/15/24	425,000	428,690
Eastman Chemical Co.
3.80% due 03/15/25	378,000	382,289
Monsanto Co.
3.38% due 07/15/24	379,000	376,510
Freeport-McMoRan, Inc.
4.55% due 11/14/24	380,000	362,900
Georgia-Pacific LLC
8.00% due 01/15/24	241,000	306,250
Agrium, Inc.
3.38% due 03/15/25	300,000	291,740
Total Basic Materials		3,446,967

Utilities – 1.9%
Duke Energy Corp.
3.75% due 04/15/24	551,000	565,604
Southern California Gas Co.
3.15% due 09/15/24	351,000	356,019
MidAmerican Energy Co.
3.50% due 10/15/24	300,000	312,191
American Water Capital Corp.
3.40% due 03/01/25	300,000	308,428
Sempra Energy
3.55% due 06/15/24	299,000	303,734
Xcel Energy, Inc.
3.30% due 06/01/25	200,000	200,658
Dominion Resources, Inc.
3.63% due 12/01/24	182,000	183,708
Total Utilities		2,230,342
Total Corporate Bonds
(Cost $116,009,763)		114,493,918

See notes to financial statements.
130 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCO Guggenheim BulletShares 2024 Corporate Bond ETF continued

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,2 – 0.5%
Joint Repurchase Agreements
HSBC Securities (USA), Inc.
issued 11/30/16 at 0.26% due 12/01/16	$250,000	$250,000
RBC Dominion Securities, Inc.
issued 11/30/16 at 0.29% due 12/01/16	250,000	250,000
Citigroup Global Markets, Inc.
issued 11/30/16 at 0.28% due 12/01/16	89,502	89,502
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/16 at 0.26% due 12/01/16	6,934	6,934
Total Securities Lending Collateral
(Cost $596,436)		596,436
Total Investments – 99.1%
(Cost $116,606,199)		$115,090,354
Other Assets & Liabilities, net – 0.9%		1,043,679
Total Net Assets – 100.0%		$116,134,033

Country Diversification
% of Corporate
Country	Bonds
United States	80.7%
United Kingdom	5.6%
Canada	3.2%
Luxembourg	2.7%
France	2.5%
Switzerland	1.5%
Japan	0.9%
Other	2.9%
Total Corporate Bonds	100.0%

††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at November 30, 2016 — See Note 2.
2	Securities lending collateral — See Note 2.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2024.
See Sector Classification in Supplemental Information section.
The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$114,493,918	$—	$114,493,918
Securities Lending Collateral	—	596,436	—	596,436
Total	$—	$115,090,354	$—	$115,090,354
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2016, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 131

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCP Guggenheim BulletShares 2025 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 98.1%
Financial – 31.6%
Bank of America Corp.
3.88% due 08/01/25	$600,000	$612,013
4.00% due 01/22/25	300,000	300,508
3.95% due 04/21/25	300,000	298,508
Citigroup, Inc.
4.40% due 06/10/25	500,000	511,684
5.50% due 09/13/25	200,000	219,022
3.30% due 04/27/25	200,000	196,128
3.88% due 03/26/25	100,000	99,540
Goldman Sachs Group, Inc.
3.75% due 05/22/25	400,000	403,404
3.75% due 02/25/26	300,000	302,491
4.25% due 10/21/25	200,000	203,384
Morgan Stanley
4.00% due 07/23/25	500,000	513,163
5.00% due 11/24/25	200,000	214,156
Visa, Inc.
3.15% due 12/14/25	700,000	701,699
Wells Fargo & Co.
3.55% due 09/29/25	400,000	401,406
3.00% due 02/19/25	300,000	291,439
Berkshire Hathaway, Inc.
3.13% due 03/15/26	400,000	397,338
Capital One Financial Corp.
4.20% due 10/29/25	200,000	200,670
3.20% due 02/05/25	200,000	194,830
Barclays plc
3.65% due 03/16/25	400,000	382,794
JPMorgan Chase & Co.
3.90% due 07/15/25	300,000	309,877
State Street Corp.
3.55% due 08/18/25	300,000	308,640
GE Capital International Funding Company Unlimited Co
3.37% due 11/15/25	300,000	303,986
Simon Property Group, LP
3.30% due 01/15/26	200,000	199,614
3.50% due 09/01/25	100,000	101,593
PNC Bank North America
3.25% due 06/01/25	300,000	300,624
Boston Properties, LP
3.65% due 02/01/26	300,000	298,863
Aon plc
3.88% due 12/15/25	250,000	256,223
Cooperatieve Rabobank UA
4.38% due 08/04/25	250,000	255,137
KeyBank North America/Cleveland OH
3.30% due 06/01/25	250,000	250,308
Brixmor Operating Partnership, LP
3.85% due 02/01/25	250,000	245,551
Crown Castle International Corp.
4.45% due 02/15/26	200,000	206,130
American Tower Corp.
4.40% due 02/15/26	100,000	102,827
4.00% due 06/01/25	100,000	101,132
Trinity Acquisition plc
4.40% due 03/15/26	200,000	202,980
MetLife, Inc.
3.60% due 11/13/25[1]	100,000	102,455
3.00% due 03/01/25	100,000	99,451
American International Group, Inc.
3.75% due 07/10/25	200,000	201,322
HSBC Holdings plc
4.25% due 08/18/25	200,000	199,554
Santander Issuances SAU
5.18% due 11/19/25	200,000	197,686
Bank of New York Mellon Corp.
3.00% due 02/24/25	200,000	197,653
HCP, Inc.
4.00% due 06/01/25	100,000	99,410
3.40% due 02/01/25	100,000	95,685
Deutsche Bank AG
4.50% due 04/01/25[1]	200,000	180,484
TD Ameritrade Holding Corp.
3.63% due 04/01/25	150,000	152,865
Northern Trust Corp.
3.95% due 10/30/25	100,000	105,257
Prologis, LP
3.75% due 11/01/25	100,000	103,111
Synchrony Financial
4.50% due 07/23/25	100,000	102,573
Welltower, Inc.
4.00% due 06/01/25	100,000	102,430
Citizens Financial Group, Inc.
4.30% due 12/03/25	100,000	101,329
CBRE Services, Inc.
4.88% due 03/01/26	100,000	100,769
Chubb INA Holdings, Inc.
3.15% due 03/15/25	100,000	100,161
Essex Portfolio, LP
3.50% due 04/01/25	100,000	98,826
Host Hotels & Resorts, LP
4.00% due 06/15/25	100,000	98,600
Santander Holdings USA, Inc.
4.50% due 07/17/25	100,000	98,294
Total Financial		12,425,577

Consumer, Non-cyclical – 26.1%
Anheuser-Busch InBev Finance, Inc.
3.65% due 02/01/26	1,900,000	1,918,465
Actavis Funding SCS
3.80% due 03/15/25	600,000	605,752

See notes to financial statements.
132 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCP Guggenheim BulletShares 2025 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.1% (continued)
Consumer, Non-cyclical – 26.1% (continued)
Medtronic, Inc.
3.50% due 03/15/25	$400,000	$410,941
Kraft Heinz Foods Co.
3.95% due 07/15/25	400,000	408,611
HCA, Inc.
5.25% due 04/15/25	200,000	202,000
5.25% due 06/15/26	200,000	200,716
Stryker Corp.
3.50% due 03/15/26	200,000	200,972
3.38% due 11/01/25	200,000	199,213
Novartis Capital Corp.
3.00% due 11/20/25	400,000	399,288
PepsiCo, Inc.
2.85% due 02/24/26	200,000	196,933
3.50% due 07/17/25	100,000	103,691
2.75% due 04/30/25	100,000	98,260
AbbVie, Inc.
3.60% due 05/14/25	400,000	395,926
Coca-Cola Co.
2.88% due 10/27/25	400,000	395,723
Reynolds American, Inc.
4.45% due 06/12/25	300,000	318,371
Celgene Corp.
3.88% due 08/15/25	300,000	305,546
Baxalta, Inc.
4.00% due 06/23/25	300,000	303,394
Gilead Sciences, Inc.
3.65% due 03/01/26	300,000	303,204
Philip Morris International, Inc.
2.75% due 02/25/26	200,000	192,850
3.38% due 08/11/25	100,000	101,760
Johnson & Johnson
2.45% due 03/01/26	300,000	287,873
UnitedHealth Group, Inc.
3.75% due 07/15/25	200,000	208,014
Express Scripts Holding Co.
4.50% due 02/25/26	200,000	207,515
Biogen, Inc.
4.05% due 09/15/25	200,000	206,252
Perrigo Finance Unlimited Co.
4.38% due 03/15/26	200,000	200,154
AstraZeneca plc
3.38% due 11/16/25	200,000	199,398
Zimmer Biomet Holdings, Inc.
3.55% due 04/01/25	200,000	195,799
Zoetis, Inc.
4.50% due 11/13/25	100,000	106,389
Automatic Data Processing, Inc.
3.38% due 09/15/25	100,000	102,852
Danaher Corp.
3.35% due 09/15/25	100,000	102,706
S&P Global, Inc.
4.00% due 06/15/25	100,000	102,682
Verisk Analytics, Inc.
4.00% due 06/15/25	100,000	101,935
JM Smucker Co.
3.50% due 03/15/25	100,000	101,430
Unilever Capital Corp.
3.10% due 07/30/25	100,000	101,025
Sysco Corp.
3.75% due 10/01/25	100,000	100,951
St. Jude Medical, Inc.
3.88% due 09/15/25	100,000	100,928
Dr Pepper Snapple Group, Inc.
3.40% due 11/15/25	100,000	100,888
Boston Scientific Corp.
3.85% due 05/15/25	100,000	100,461
Eli Lilly & Co.
2.75% due 06/01/25	100,000	98,867
Amgen, Inc.
3.13% due 05/01/25	100,000	97,926
Cigna Corp.
3.25% due 04/15/25	100,000	97,307
Abbott Laboratories
2.95% due 03/15/25	100,000	95,296
Total Consumer, Non-cyclical		10,278,264

Energy – 11.4%
Shell International Finance BV
3.25% due 05/11/25	500,000	499,234
Exxon Mobil Corp.
3.04% due 03/01/26	500,000	496,313
Halliburton Co.
3.80% due 11/15/25	400,000	400,598
ConocoPhillips Co.
4.95% due 03/15/26	200,000	218,028
3.35% due 05/15/25	100,000	98,359
Magellan Midstream Partners, LP
5.00% due 03/01/26	200,000	219,355
Anadarko Petroleum Corp.
5.55% due 03/15/26[1]	200,000	219,120
Columbia Pipeline Group, Inc.
4.50% due 06/01/25	200,000	208,209
Kinder Morgan, Inc.
4.30% due 06/01/25	200,000	202,865
Enterprise Products Operating LLC
3.70% due 02/15/26	200,000	197,644
Phillips 66 Partners, LP
3.61% due 02/15/25	200,000	194,542

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 133

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCP Guggenheim BulletShares 2025 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.1% (continued)
Energy – 11.4% (continued)
Williams Partners, LP
4.00% due 09/15/25	$100,000	$96,653
3.90% due 01/15/25	100,000	96,329
Ensco plc
5.20% due 03/15/25[1]	200,000	162,500
Devon Energy Corp.
5.85% due 12/15/25	100,000	111,224
Chevron Corp.
3.33% due 11/17/25	100,000	101,627
Occidental Petroleum Corp.
3.50% due 06/15/25	100,000	101,022
BP Capital Markets plc
3.51% due 03/17/25	100,000	100,952
Plains All American Pipeline Limited Partnership /
PAA Finance Corp.
4.65% due 10/15/25	100,000	100,942
Southwestern Energy Co.
6.70% due 01/23/25	100,000	99,500
Canadian Natural Resources Ltd.
3.90% due 02/01/25	100,000	98,433
Valero Energy Corp.
3.65% due 03/15/25	100,000	97,806
EOG Resources, Inc.
3.15% due 04/01/25	100,000	97,504
Energy Transfer Partners, LP
4.05% due 03/15/25	100,000	96,827
EnLink Midstream Partners, LP
4.15% due 06/01/25	100,000	94,889
Marathon Oil Corp.
3.85% due 06/01/25[1]	100,000	93,189
Total Energy		4,503,664

Technology – 8.4%
Apple, Inc.
3.25% due 02/23/26	500,000	503,725
3.20% due 05/13/25	200,000	202,389
2.50% due 02/09/25	200,000	191,842
Microsoft Corp.
3.13% due 11/03/25	600,000	607,424
Intel Corp.
3.70% due 07/29/25	400,000	421,796
Oracle Corp.
2.95% due 05/15/25	300,000	295,295
Fidelity National Information Services, Inc.
5.00% due 10/15/25	200,000	216,983
Applied Materials, Inc.
3.90% due 10/01/25	200,000	210,384
Fiserv, Inc.
3.85% due 06/01/25	200,000	204,745
Qualcomm, Inc.
3.45% due 05/20/25	200,000	203,812
International Business Machines Corp.
7.00% due 10/30/25	100,000	128,873
Analog Devices, Inc.
3.90% due 12/15/25	100,000	102,912
Total Technology		3,290,180

Communications – 7.1%
AT&T, Inc.
3.40% due 05/15/25	900,000	866,184
4.13% due 02/17/26	400,000	403,659
3.95% due 01/15/25	100,000	100,105
Comcast Corp.
3.15% due 03/01/26	300,000	298,437
3.38% due 08/15/25	200,000	202,359
CBS Corp.
4.00% due 01/15/26	200,000	204,700
Time Warner, Inc.
3.60% due 07/15/25	200,000	198,197
Cisco Systems, Inc.
3.50% due 06/15/25	100,000	104,096
21st Century Fox America, Inc.
3.70% due 10/15/25	100,000	102,010
Rogers Communications, Inc.
3.63% due 12/15/25	100,000	101,702
Scripps Networks Interactive, Inc.
3.95% due 06/15/25	100,000	101,086
Walt Disney Co.
3.15% due 09/17/25	100,000	100,698
Total Communications		2,783,233

Consumer, Cyclical – 5.8%
McDonald's Corp.
3.70% due 01/30/26	300,000	305,055
3.38% due 05/26/25	100,000	98,525
CVS Health Corp.
3.88% due 07/20/25	355,000	364,885
General Motors Financial Company, Inc.
5.25% due 03/01/26	100,000	104,646
4.30% due 07/13/25	100,000	98,494
PulteGroup, Inc.
5.50% due 03/01/26	200,000	199,000
Ford Motor Credit Company LLC
4.13% due 08/04/25	200,000	198,373
Magna International, Inc.
4.15% due 10/01/25	100,000	104,075
Dollar General Corp.
4.15% due 11/01/25	100,000	103,117
Lowe's Companies, Inc.
3.38% due 09/15/25	100,000	102,429
Home Depot, Inc.
3.35% due 09/15/25	100,000	102,408

See notes to financial statements.
134 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCP Guggenheim BulletShares 2025 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.1% (continued)
Consumer, Cyclical – 5.8% (continued)
Kohl's Corp.
4.25% due 07/17/25	$100,000	$100,931
Coach, Inc.
4.25% due 04/01/25	100,000	100,008
General Motors Co.
4.00% due 04/01/25	100,000	97,449
General Motors Financial Co., Inc.
4.00% due 01/15/25	100,000	97,374
QVC, Inc.
4.45% due 02/15/25	100,000	95,386
Total Consumer, Cyclical		2,272,155

Industrial – 4.1%
Lockheed Martin Corp.
3.55% due 01/15/26	400,000	410,087
Emerson Electric Co.
3.15% due 06/01/25	200,000	201,406
Canadian National Railway Co.
2.75% due 03/01/26	200,000	196,333
Tyco International Finance S.A.
3.90% due 02/14/26	105,000	108,467
Masco Corp.
4.45% due 04/01/25	100,000	102,000
Union Pacific Corp.
3.25% due 08/15/25	100,000	101,893
3M Co.
3.00% due 08/07/25	100,000	101,816
Harris Corp.
3.83% due 04/27/25	100,000	101,487
Precision Castparts Corp.
3.25% due 06/15/25	100,000	101,327
CSX Corp.
3.35% due 11/01/25	100,000	100,607
FedEx Corp.
3.20% due 02/01/25	100,000	100,027
Total Industrial		1,625,450

Utilities – 2.6%
Virginia Electric & Power Co.
3.15% due 01/15/26	200,000	199,304
Pacific Gas & Electric Co.
2.95% due 03/01/26	200,000	196,574
Southern Power Co.
4.15% due 12/01/25	100,000	103,364
Exelon Corp.
3.95% due 06/15/25	100,000	102,781
Dominion Resources, Inc.
3.90% due 10/01/25	100,000	102,552
WEC Energy Group, Inc.
3.55% due 06/15/25	100,000	102,049
Duke Energy Progress LLC
3.25% due 08/15/25	100,000	101,986
Florida Power & Light Co.
3.13% due 12/01/25	100,000	101,380
Total Utilities		1,009,990

Basic Materials – 1.0%
International Paper Co.
3.80% due 01/15/26	200,000	202,353
Rio Tinto Finance USA Ltd.
3.75% due 06/15/25	100,000	103,307
Agrium, Inc.
3.38% due 03/15/25	100,000	97,247
Total Basic Materials		402,907
Total Corporate Bonds
(Cost $39,775,567)		38,591,420

SECURITIES LENDING COLLATERAL††,2 – 1.4%
Joint Repurchase Agreements
Citigroup Global Markets, Inc.
issued 11/30/16 at 0.28% due 12/01/16	$250,000	$250,000
HSBC Securities (USA), Inc.
issued 11/30/16 at 0.26% due 12/01/16	250,000	250,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/16 at 0.26% due 12/01/16	43,400	43,400
Total Securities Lending Collateral
(Cost $543,400)		543,400
Total Investments – 99.5%
(Cost $40,318,967)		$39,134,820
Other Assets & Liabilities, net – 0.5%		206,950
Total Net Assets – 100.0%		$39,341,770

††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at November 30, 2016 — See Note 2.
2	Securities lending collateral — See Note 2.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2025.
See Sector Classification in Supplemental Information section.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 135

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCP Guggenheim BulletShares 2025 Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	88.2%
United Kingdom	3.9%
Netherlands	2.0%
Luxembourg	1.8%
Canada	1.5%
Ireland	1.3%
Spain	0.5%
Germany	0.5%
Australia	0.3%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$38,591,420	$—	$38,591,420
Securities Lending Collateral	—	543,400	—	543,400
Total	$—	$39,134,820	$—	$39,134,820
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2016, there were no transfers between levels.

See notes to financial statements.
136 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCQ Guggenheim BulletShares 2026 Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 98.6%
Financial – 45.8%
Citigroup, Inc.
4.30% due 11/20/26	$200,000	$201,906
4.60% due 03/09/26	100,000	103,267
3.70% due 01/12/26	100,000	99,995
3.40% due 05/01/26	100,000	97,455
JPMorgan Chase & Co.
2.95% due 10/01/26	200,000	191,015
4.13% due 12/15/26	100,000	102,810
3.30% due 04/01/26	100,000	98,455
3.20% due 06/15/26	100,000	97,523
HSBC Holdings plc
4.30% due 03/08/26	200,000	205,701
3.90% due 05/25/26	200,000	199,368
Morgan Stanley
4.35% due 09/08/26	200,000	204,918
3.88% due 01/27/26	100,000	101,520
3.13% due 07/27/26	100,000	95,999
Barclays plc
5.20% due 05/12/26	200,000	200,628
4.38% due 01/12/26	200,000	200,030
Bank of America Corp.
4.45% due 03/03/26	100,000	102,944
4.25% due 10/22/26	100,000	100,920
3.50% due 04/19/26	100,000	98,932
Wells Fargo & Co.
3.00% due 04/22/26	200,000	192,133
4.10% due 06/03/26	100,000	101,879
Mitsubishi UFJ Financial Group, Inc.
3.85% due 03/01/26	200,000	206,918
Fifth Third Bank/Cincinnati OH
3.85% due 03/15/26	200,000	202,024
Royal Bank of Scotland Group plc
4.80% due 04/05/26	200,000	196,771
Sumitomo Mitsui Financial Group, Inc.
3.78% due 03/09/26	100,000	102,497
2.63% due 07/14/26	100,000	93,117
SunTrust Bank/Atlanta GA
3.30% due 05/15/26	200,000	194,005
US Bancorp
3.10% due 04/27/26	100,000	97,930
2.38% due 07/22/26	100,000	93,101
Manulife Financial Corp.
4.15% due 03/04/26	100,000	104,755
Welltower, Inc.
4.25% due 04/01/26	100,000	103,488
American International Group, Inc.
3.90% due 04/01/26	100,000	101,687
Chubb INA Holdings, Inc.
3.35% due 05/03/26	100,000	100,763
Lloyds Banking Group plc
4.65% due 03/24/26	100,000	99,785
Raymond James Financial, Inc.
3.63% due 09/15/26	100,000	97,570
Crown Castle International Corp.
3.70% due 06/15/26	100,000	97,318
Bank of New York Mellon Corp.
2.80% due 05/04/26	100,000	96,640
Capital One Financial Corp.
3.75% due 07/28/26	100,000	96,530
State Street Corp.
2.65% due 05/19/26	100,000	95,378
American Tower Corp.
3.38% due 10/15/26	100,000	94,881
Kimco Realty Corp.
2.80% due 10/01/26	100,000	93,483
Boston Properties, LP
2.75% due 10/01/26	100,000	92,458
Total Financial		5,258,497

Consumer, Non-cyclical – 15.7%
Aetna, Inc.
3.20% due 06/15/26	200,000	196,109
Shire Acquisitions Investments Ireland DAC
3.20% due 09/23/26	200,000	187,973
UnitedHealth Group, Inc.
3.10% due 03/15/26	100,000	99,264
Sysco Corp.
3.30% due 07/15/26	100,000	98,030
Kellogg Co.
3.25% due 04/01/26	100,000	97,535
Pfizer, Inc.
2.75% due 06/03/26	100,000	97,136
AbbVie, Inc.
3.20% due 05/14/26	100,000	95,191
Kraft Heinz Foods Co.
3.00% due 06/01/26	100,000	94,685
Thermo Fisher Scientific, Inc.
2.95% due 09/19/26	100,000	94,519
Archer-Daniels-Midland Co.
2.50% due 08/11/26	100,000	94,426
Molson Coors Brewing Co.
3.00% due 07/15/26	100,000	94,404
PepsiCo, Inc.
2.38% due 10/06/26	100,000	94,353
Coca-Cola Co.
2.25% due 09/01/26	100,000	93,358
Amgen, Inc.
2.60% due 08/19/26	100,000	92,705
Kroger Co.
2.65% due 10/15/26	100,000	92,594
Baxter International, Inc.
2.60% due 08/15/26	100,000	92,480
Unilever Capital Corp.
2.00% due 07/28/26	100,000	91,574
Total Consumer, Non-cyclical		1,806,336

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 137

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCQ Guggenheim BulletShares 2026 Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 98.6% (continued)
Consumer, Cyclical – 8.4%
Home Depot, Inc.
3.00% due 04/01/26	$100,000	$99,537
2.13% due 09/15/26	100,000	92,241
Newell Brands, Inc.
4.20% due 04/01/26	100,000	104,382
Ford Motor Credit Company LLC
4.39% due 01/08/26	100,000	101,341
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26	100,000	98,174
Marriott International, Inc.
3.13% due 06/15/26	100,000	95,482
Target Corp.
2.50% due 04/15/26	100,000	95,172
CVS Health Corp.
2.88% due 06/01/26	100,000	94,935
Lowe's Companies, Inc.
2.50% due 04/15/26	100,000	94,532
TJX Companies, Inc.
2.25% due 09/15/26	100,000	92,204
Total Consumer, Cyclical		968,000

Communications – 7.7%
Cisco Systems, Inc.
2.50% due 09/20/26	200,000	189,860
Pacific Bell Telephone Co.
7.13% due 03/15/26	100,000	122,373
Omnicom Group, Inc.
3.60% due 04/15/26	100,000	100,028
Priceline Group, Inc.
3.60% due 06/01/26	100,000	99,143
Viacom, Inc.
3.45% due 10/04/26	100,000	95,764
Verizon Communications, Inc.
2.63% due 08/15/26	100,000	92,443
Alphabet, Inc.
2.00% due 08/15/26	100,000	91,869
Walt Disney Co.
1.85% due 07/30/26	100,000	89,768
Total Communications		881,248

Technology – 7.5%
Microsoft Corp.
2.40% due 08/08/26	200,000	190,153
Oracle Corp.
2.65% due 07/15/26	200,000	190,056
International Business Machines Corp.
3.45% due 02/19/26	100,000	102,139
Intel Corp.
2.60% due 05/19/26	100,000	96,953
NVIDIA Corp.
3.20% due 09/16/26	100,000	96,232
Apple, Inc.
2.45% due 08/04/26	100,000	94,160
Fidelity National Information Services, Inc.
3.00% due 08/15/26	100,000	93,395
Total Technology		863,088

Energy – 6.8%
Chevron Corp.
2.95% due 05/16/26	200,000	195,874
Shell International Finance BV
2.88% due 05/10/26	100,000	96,407
2.50% due 09/12/26	100,000	93,268
Energy Transfer Partners, LP
4.75% due 01/15/26	100,000	100,926
Occidental Petroleum Corp.
3.40% due 04/15/26	100,000	100,039
BP Capital Markets plc
3.12% due 05/04/26	100,000	97,184
Valero Energy Corp.
3.40% due 09/15/26	100,000	94,851
Total Energy		778,549

Utilities – 4.2%
Exelon Corp.
3.40% due 04/15/26	100,000	98,360
Southern Co.
3.25% due 07/01/26	100,000	97,642
Southern California Gas Co.
2.60% due 06/15/26	100,000	96,359
Entergy Corp.
2.95% due 09/01/26	100,000	94,122
Duke Energy Corp.
2.65% due 09/01/26	100,000	93,012
Total Utilities		479,495

Industrial – 2.5%
FedEx Corp.
3.25% due 04/01/26	100,000	99,505
3M Co.
2.25% due 09/19/26	100,000	93,660
General Dynamics Corp.
2.13% due 08/15/26	100,000	92,756
Total Industrial		285,921
Total Corporate Bonds
(Cost $11,768,943)		11,321,134
Other Assets & Liabilities, net – 1.4%		163,351
Total Net Assets – 100.0%		$11,484,485

††	Value determined based on Level 2 inputs — See Note 4.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2026.
See Sector Classification in Supplemental Information section.

See notes to financial statements.
138 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSCQ Guggenheim BulletShares 2026 Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	81.6%
United Kingdom	10.6%
Japan	3.5%
Netherlands	1.7%
Ireland	1.7%
Canada	0.9%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$11,321,134	$—	$11,321,134
Total	$—	$11,321,134	$—	$11,321,134
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2016, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 139

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

	Face
	Amount	Value
U.S. GOVERNMENT SECURITIES†† – 92.5%
United States Treasury Bill
0.00% due 12/22/16[1,2]	$336,819,000	$336,772,182
Total Short Term Investments
(Cost $336,769,624)		336,772,182

CORPORATE BONDS†† – 12.0%
Communications – 6.8%
Sprint Communications, Inc.
6.00% due 12/01/16	20,131,000	20,131,000
Clearwire Communications LLC / Clearwire Finance, Inc.
14.75% due 12/01/16[3]	4,517,000	4,517,000
Total Communications		24,648,000

Energy – 2.6%
Transocean, Inc.
6.80% due 12/15/16	9,496,000	9,513,539

Consumer, Non-cyclical – 2.2%
ConvaTec Healthcare E S.A.
10.50% due 12/15/18[3]	5,000,000	5,016,500
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[3]	3,004,000	2,973,960
Total Consumer, Non-cyclical		7,990,460

Industrial – 0.4%
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC /
Reynolds Group Issuer
6.87% due 02/15/21	1,582,099	1,629,565
Total Corporate Bonds
(Cost $43,777,226)		43,781,564
Total Investments – 104.5%
(Cost $380,546,850)		$380,553,746
Other Assets & Liabilities, net – (4.5)%		(16,312,061)
Total Net Assets – 100.0%		$364,241,685
††	Value determined based on Level 2 inputs — See Note 4.
1	Zero coupon rate security.
2	All or portion of this security is on loan at November 30, 2016 — See Note 2.
3
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $12,507,460 (cost $12,526,425), or 3.4% of total net assets.

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2016.
See Sector Classification in Supplemental Information section.

Country Diversification
% of Corporate
Country	Bonds
United States	66.8%
Cayman Islands	21.7%
Luxembourg	11.5%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
U.S. Government Securities	$—	$336,772,182	$—	$336,772,182
Corporate Bonds	—	43,781,564	—	43,781,564
Total	$—	$380,553,746	$—	$380,553,746
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2016, there were no transfers between levels.

See notes to financial statements.
140 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 96.7%
Communications – 25.0%
Sprint Communications, Inc.
8.38% due 08/15/17	$19,373,000	$20,178,180
9.13% due 03/01/17	17,022,000	17,330,608
Univision Communications, Inc.
6.75% due 09/15/22[1]	17,264,000	17,954,560
Telesat Canada / Telesat LLC
6.00% due 05/15/17[1]	14,206,000	14,212,393
Cablevision Systems Corp.
8.63% due 09/15/17	13,444,000	13,998,564
T-Mobile USA, Inc.
6.46% due 04/28/19	13,656,000	13,894,980
CCO Holdings LLC / CCO Holdings Capital Corp.
6.63% due 01/31/22	12,656,000	13,114,780
DISH DBS Corp.
4.63% due 07/15/17	12,324,000	12,478,050
Altice Finco S.A.
9.88% due 12/15/20[1]	8,508,000	8,965,305
Frontier Communications Corp.
8.25% due 04/15/17[2]	8,348,000	8,577,570
Lamar Media Corp.
5.88% due 02/01/22	6,987,000	7,214,078
CenturyLink, Inc.
6.00% due 04/01/17	3,554,000	3,607,310
5.15% due 06/15/17	2,922,000	2,940,263
McClatchy Co.
9.00% due 12/15/22[2]	4,325,000	4,530,438
Spanish Broadcasting System, Inc.
12.50% due 04/15/17[1]	3,281,000	3,272,798
LIN Television Corp.
6.38% due 01/15/21	2,868,000	2,979,135
Bankrate, Inc.
6.13% due 08/15/18[1]	1,930,000	1,946,888
Match Group, Inc.
6.75% due 12/15/22	1,581,000	1,665,979
Total Communications		168,861,879

Financial – 19.9%
Ally Financial, Inc.
5.50% due 02/15/17	12,641,000	12,735,807
2.75% due 01/30/17	7,208,000	7,210,768
6.25% due 12/01/17	6,922,000	7,181,575
3.25% due 09/29/17	2,257,000	2,283,802
8.00% due 12/31/18	248,000	270,320
CIT Group, Inc.
4.25% due 08/15/17	16,071,000	16,336,654
5.00% due 05/15/17	11,554,000	11,698,425
Springleaf Finance Corp.
6.90% due 12/15/17	22,200,000	23,199,000
6.50% due 09/15/17	3,900,000	4,017,000
International Lease Finance Corp.
8.75% due 03/15/17	10,933,000	11,145,078
8.88% due 09/01/17	4,612,000	4,848,365
iStar, Inc.
4.00% due 11/01/17	6,195,000	6,225,975
9.00% due 06/01/17	3,704,000	3,815,120
Navient Corp.
4.63% due 09/25/17	5,959,000	6,055,834
Aircastle Ltd.
6.75% due 04/15/17	5,193,000	5,276,701
HUB International Ltd.
9.25% due 02/15/21[1]	3,870,000	4,005,450
Ladder Capital Finance Holdings LLLP /
Ladder Capital Finance Corp.
7.38% due 10/01/17	3,919,000	3,933,696
Synovus Financial Corp.
5.13% due 06/15/17	3,866,000	3,928,823
Total Financial		134,168,393

Consumer, Non-cyclical – 14.2%
Tesco plc
5.50% due 11/15/17[1]	8,744,000	9,008,313
2.70% due 01/05/17[1]	6,000,000	6,004,266
United Rentals North America, Inc.
7.63% due 04/15/22	10,233,000	10,872,562
Spectrum Brands, Inc.
6.63% due 11/15/22	9,900,000	10,543,500
JBS USA LUX S.A. / JBS USA Finance, Inc.
8.25% due 02/01/20[1]	9,847,000	10,167,028
Constellation Brands, Inc.
7.25% due 05/15/17	7,393,000	7,587,066
Fresenius Medical Care US Finance, Inc.
6.88% due 07/15/17	6,677,000	6,877,310
inVentiv Health, Inc.
9.00% due 01/15/18[1]	6,579,000	6,632,948
Service Corporation International
5.38% due 01/15/22	6,095,000	6,338,800
Smithfield Foods, Inc.
7.75% due 07/01/17	6,014,000	6,212,462
DS Services of America, Inc.
10.00% due 09/01/21[1]	4,891,000	5,404,555
Health Net, Inc.
6.38% due 06/01/17	5,121,000	5,252,866
FTI Consulting, Inc.
6.00% due 11/15/22	4,380,000	4,571,625
Ashtead Capital, Inc.
6.50% due 07/15/22[1]	500,000	525,625
Total Consumer, Non-cyclical		95,998,926

Consumer, Cyclical – 12.1%
Rite Aid Corp.
9.25% due 03/15/20	12,540,000	13,135,649
Lennar Corp.
4.75% due 12/15/17	6,171,000	6,319,103
12.25% due 06/01/17	4,402,000	4,644,109
4.75% due 11/15/22	117,000	119,633

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 141

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 96.7% (continued)
Consumer, Cyclical – 12.1% (continued)
Goodyear Tire & Rubber Co.
7.00% due 05/15/22	$9,071,000	$9,535,889
American Axle & Manufacturing, Inc.
6.63% due 10/15/22[2]	8,491,000	8,575,910
Levi Strauss & Co.
6.88% due 05/01/22	7,420,000	7,828,100
DR Horton, Inc.
3.63% due 02/15/18	2,554,000	2,602,271
4.75% due 05/15/17	2,326,000	2,364,672
JC Penney Corporation, Inc.
7.95% due 04/01/17	3,773,000	3,839,028
H&E Equipment Services, Inc.
7.00% due 09/01/22	3,349,000	3,541,568
Sonic Automotive, Inc.
7.00% due 07/15/22	3,283,000	3,438,943
CalAtlantic Group, Inc.
8.40% due 05/15/17	2,986,000	3,068,115
Shingle Springs Tribal Gaming Authority
9.75% due 09/01/21[1]	2,445,000	2,652,825
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22	2,201,000	2,322,055
KB Home
9.10% due 09/15/17	2,193,000	2,308,133
Viking Cruises Ltd.
8.50% due 10/15/22[1]	2,196,000	2,245,410
Aramark Services, Inc.
5.75% due 03/15/20	1,967,000	2,012,487
Dollar Tree, Inc.
5.25% due 03/01/20	902,000	933,570
Sally Holdings LLC / Sally Capital, Inc.
5.75% due 06/01/22	32,000	33,320
Logan's Roadhouse, Inc.
10.75% due 10/15/17[3]	514,000	23,130
Total Consumer, Cyclical		81,543,920

Basic Materials – 7.6%
Novelis, Inc.
8.38% due 12/15/17	12,823,000	12,874,292
Anglo American Capital plc
2.63% due 09/27/17[1]	9,275,000	9,309,781
Perstorp Holding AB
8.75% due 05/15/17[1]	5,000,000	5,004,000
11.00% due 08/15/17[1,2]	4,100,000	4,100,000
Sappi Papier Holding GmbH
7.75% due 07/15/17[1]	5,250,000	5,341,875
Commercial Metals Co.
6.50% due 07/15/17	4,553,000	4,678,207
Thompson Creek Metals Co., Inc.
9.75% due 12/01/17	4,210,000	4,210,000
Teck Resources Ltd.
3.85% due 08/15/17	3,768,000	3,778,245
Steel Dynamics, Inc.
6.38% due 08/15/22	2,215,000	2,342,363
Total Basic Materials		51,638,763

Industrial – 7.0%
Case New Holland Industrial, Inc.
7.88% due 12/01/17	17,766,000	18,789,499
Associated Materials LLC / AMH New Finance, Inc.
9.13% due 11/01/17	8,879,000	8,945,592
CNH Industrial Capital LLC
3.25% due 02/01/17	6,369,000	6,392,884
Greif, Inc.
6.75% due 02/01/17	3,866,000	3,894,995
USG Corp.
7.88% due 03/30/20[1]	2,131,000	2,214,919
ADS Tactical, Inc.
11.00% due 04/01/18[1]	1,840,000	1,890,600
Hapag-Lloyd AG
9.75% due 10/15/17[1]	1,850,000	1,855,402
Norbord Delaware GP I
7.70% due 02/15/17[1]	1,690,000	1,715,350
Pactiv LLC
8.13% due 06/15/17	1,387,000	1,428,610
Total Industrial		47,127,851

Energy – 6.4%
NGPL PipeCo LLC
7.12% due 12/15/17[1]	14,439,000	15,052,657
Transocean, Inc.
4.25% due 10/15/17	9,745,000	9,788,853
Tesoro Corp.
4.25% due 10/01/17	5,296,000	5,408,540
WPX Energy, Inc.
5.25% due 01/15/17	4,835,000	4,844,066
Concho Resources, Inc.
6.50% due 01/15/22	3,239,000	3,368,560
Laredo Petroleum, Inc.
7.38% due 05/01/22[2]	1,880,000	1,964,600
Oasis Petroleum, Inc.
6.88% due 01/15/23[2]	1,551,000	1,597,530
Sanchez Energy Corp.
7.75% due 06/15/21[2]	1,522,000	1,453,510
Total Energy		43,478,316

Technology – 2.8%
CDW LLC / CDW Finance Corp.
6.00% due 08/15/22	7,860,000	8,361,074
NXP BV / NXP Funding LLC
5.75% due 02/15/21[1]	7,445,000	7,733,494
Unisys Corp.
6.25% due 08/15/17	2,938,000	2,978,398
Total Technology		19,072,966

See notes to financial statements.
142 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 96.7% (continued)
Utilities – 1.7%
Calpine Corp.
7.88% due 01/15/23[1]	$8,163,000	$8,540,538
GenOn Energy, Inc.
7.88% due 06/15/17	3,989,000	2,882,053
Total Utilities		11,422,591
Total Corporate Bonds
(Cost $651,029,302)		653,313,605

SECURITIES LENDING COLLATERAL††,4 – 3.1%
Joint Repurchase Agreements
HSBC Securities (USA), Inc.
issued 11/30/16 at 0.27% due 12/01/16	$4,906,166	$4,906,166
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/16 at 0.26% due 12/01/16	4,906,166	4,906,166
Mizuho Securities (USA), Inc.
issued 11/30/16 at 0.28% due 12/01/16	4,906,166	4,906,166
RBC Dominion Securities, Inc.
issued 11/30/16 at 0.29% due 12/01/16	4,906,166	4,906,166
Citigroup Global Markets, Inc.
issued 11/30/16 at 0.28% due 12/01/16	1,053,956	1,053,956
Credit Suisse Securities (USA), LLC
issued 11/30/16 at 0.26% due 12/01/16	394,514	394,514
Total Securities Lending Collateral
(Cost $21,073,134)		21,073,134
Total Investments – 99.8%
(Cost $672,102,436)		$674,386,739
Other Assets & Liabilities, net – 0.2%		931,403
Total Net Assets – 100.0%		$675,318,142

††	Value determined based on Level 2 inputs — See Note 4.
1
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $155,756,980 (cost $154,858,295), or 23.2% of total net assets.

2	All or portion of this security is on loan at November 30, 2016 — See Note 2.
3	Security is in default of interest and/or principal obligations.
4	Securities lending collateral — See Note 2.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2017.
See Sector Classification in Supplemental Information section.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 143

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	83.2%
Canada	5.4%
United Kingdom	3.7%
Cayman Islands	1.5%
Sweden	1.4%
Luxembourg	1.4%
Netherlands	1.2%
Bermuda	1.1%
Austria	0.8%
Germany	0.3%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$653,313,605	$—	$653,313,605
Securities Lending Collateral	—	21,073,134	—	21,073,134
Total	$—	$674,386,739	$—	$674,386,739
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2016, there were no transfers between levels.
Summary of Fair Value Level 3 Activity
 Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended November 30, 2016:

Level 3 – Fair value measurement using significant unobservable inputs
Assets:
Beginning Balance	$—	*
Sales	—	*
Ending Balance	$—
* Market value is less than $1.

See notes to financial statements.
144 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 97.7%
Financial – 18.5%
Ally Financial, Inc.
3.60% due 05/21/18	$11,644,000	$11,731,329
4.75% due 09/10/18	8,546,000	8,803,234
3.25% due 11/05/18	7,932,000	7,936,958
3.25% due 02/13/18	7,140,000	7,197,120
8.00% due 12/31/18	4,467,000	4,869,030
Navient Corp.
8.45% due 06/15/18	30,381,000	32,811,479
5.00% due 06/15/18	1,634,000	1,634,000
CIT Group, Inc.
5.25% due 03/15/18	18,138,000	18,804,027
6.63% due 04/01/18	8,183,000	8,612,608
Iron Mountain, Inc.
6.00% due 08/15/23	7,750,000	8,253,750
iStar, Inc.
7.13% due 02/15/18	3,807,000	3,935,486
4.88% due 07/01/18	3,694,000	3,680,148
Genworth Holdings, Inc.
6.52% due 05/22/18	7,526,000	7,533,526
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 08/01/18	7,082,000	7,188,230
Aircastle Ltd.
4.63% due 12/15/18[1]	5,198,000	5,431,910
Rialto Holdings LLC / Rialto Corp.
7.00% due 12/01/18[2]	4,808,000	4,892,140
International Lease Finance Corp.
3.88% due 04/15/18	4,273,000	4,367,006
Cantor Commercial Real Estate Company Limited
Partnership / CCRE Finance Corp.
7.75% due 02/15/18[2]	3,675,000	3,684,188
TMX Finance LLC / TitleMax Finance Corp.
8.50% due 09/15/18[2]	2,448,000	2,019,600
Total Financial		153,385,769

Communications – 17.8%
T-Mobile USA, Inc.
6.63% due 04/01/23	16,900,000	17,913,999
6.13% due 01/15/22	12,600,000	13,224,708
6.84% due 04/28/23	6,025,000	6,409,094
5.25% due 09/01/18	4,790,000	4,872,292
Sprint Communications, Inc.
9.00% due 11/15/18[2]	38,342,000	42,224,127
DISH DBS Corp.
4.25% due 04/01/18	12,270,000	12,546,075
Cablevision Systems Corp.
7.75% due 04/15/18	11,500,000	12,118,125
TEGNA, Inc.
6.38% due 10/15/23	9,672,000	10,210,053
CSC Holdings LLC
7.63% due 07/15/18	4,560,000	4,845,000
7.88% due 02/15/18	3,440,000	3,620,600
Frontier Communications Corp.
8.13% due 10/01/18	6,247,000	6,684,665
HC2 Holdings, Inc.
11.00% due 12/01/19[2]	3,897,000	3,828,803
Bankrate, Inc.
6.13% due 08/15/18[2]	3,603,000	3,634,526
IAC
4.88% due 11/30/18	3,539,000	3,593,855
CPI International, Inc.
8.75% due 02/15/18	2,448,000	2,472,480
Total Communications		148,198,402

Consumer, Cyclical – 17.5%
Dollar Tree, Inc.
5.75% due 03/01/23	32,743,000	35,116,867
Jaguar Land Rover Automotive plc
4.13% due 12/15/18[2]	8,230,000	8,425,463
5.63% due 02/01/23[1,2]	8,000,000	8,280,000
CalAtlantic Group, Inc.
8.38% due 05/15/18	8,432,000	9,190,879
American Airlines Group, Inc.
6.13% due 06/01/18	8,696,000	9,032,970
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.38% due 11/01/18	6,978,000	7,257,120
TRU Taj LLC / TRU Taj Finance, Inc.
12.00% due 08/15/21[2]	6,750,000	6,817,500
Algeco Scotsman Global Finance plc
8.50% due 10/15/18[2]	7,500,000	6,806,250
Lennar Corp.
6.95% due 06/01/18	3,146,000	3,334,760
4.13% due 12/01/18	3,214,000	3,286,315
MGM Resorts International
11.38% due 03/01/18	5,894,000	6,549,708
JC Penney Corporation, Inc.
5.75% due 02/15/18	5,381,000	5,515,525
United Continental Holdings, Inc.
6.38% due 06/01/18	5,056,000	5,245,600
Beacon Roofing Supply, Inc.
6.38% due 10/01/23	3,974,000	4,242,245
DR Horton, Inc.
3.75% due 03/01/19	4,000,000	4,100,000
Yum! Brands, Inc.
6.25% due 03/15/18	3,757,000	3,962,883
Lions Gate Entertainment Corp.
5.25% due 08/01/18	3,218,000	3,431,193
KB Home
7.25% due 06/15/18	3,103,000	3,296,938
Sears Holdings Corp.
6.63% due 10/15/18[1]	2,940,000	2,837,100
Scientific Games Corp.
8.13% due 09/15/18[1]	2,500,000	2,518,750
NAI Entertainment Holdings / NAI Entertainment
Holdings Finance Corp.
5.00% due 08/01/18[2]	2,268,000	2,302,020

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 145

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.7% (continued)
Consumer, Cyclical – 17.5% (continued)
Sally Holdings LLC / Sally Capital, Inc.
5.50% due 11/01/23	$2,136,000	$2,232,120
International Automotive Components Group S.A.
9.13% due 06/01/18[2]	980,000	889,350
Brinker International, Inc.
2.60% due 05/15/18	645,000	646,613
Carrols Restaurant Group, Inc.
8.00% due 05/01/22	460,000	500,250
Total Consumer, Cyclical		145,818,419

Consumer, Non-cyclical – 14.3%
Valeant Pharmaceuticals International, Inc.
6.75% due 08/15/18[1,2]	19,344,000	18,425,160
Tenet Healthcare Corp.
6.25% due 11/01/18	14,776,000	15,477,859
Post Holdings, Inc.
7.75% due 03/15/24[2]	10,750,000	11,905,625
CHS/Community Health Systems, Inc.
5.13% due 08/15/18	10,925,000	10,652,968
HCA, Inc.
8.00% due 10/01/18	8,579,000	9,329,663
Hologic, Inc.
5.25% due 07/15/22[2]	7,980,000	8,309,175
Fresenius Medical Care US Finance II, Inc.
6.50% due 09/15/18[2]	7,764,000	8,268,660
Alere, Inc.
7.25% due 07/01/18	6,066,000	6,153,199
Service Corporation International
7.63% due 10/01/18	3,770,000	4,203,550
5.38% due 01/15/22	1,300,000	1,352,000
Marfrig Holdings Europe BV
8.38% due 05/09/182	4,500,000	4,697,100
Mallinckrodt International Finance S.A.
3.50% due 04/15/18[1]	4,447,000	4,447,000
NES Rentals Holdings, Inc.
7.88% due 05/01/18[2]	4,467,000	4,444,665
Flexi-Van Leasing, Inc.
7.88% due 08/15/18[2]	3,406,000	3,133,520
Hertz Corp.
4.25% due 04/01/18	3,080,000	3,087,700
Smithfield Foods, Inc.
5.25% due 08/01/18[2]	1,821,000	1,841,486
iPayment, Inc.
9.50% due 12/15/19[2]	1,427,540	1,468,582
inVentiv Health, Inc.
9.00% due 01/15/18[2]	742,000	748,084
Kinetic Concepts Incorporated / KCI USA Inc
7.88% due 02/15/21[2]	600,000	634,500
Total Consumer, Non-cyclical		118,580,496

Industrial – 10.1%
Bombardier, Inc.
7.50% due 03/15/18[2]	9,896,000	10,677,783
5.50% due 09/15/18[2]	8,150,000	8,746,580
CNH Industrial Capital LLC
3.63% due 04/15/18[1]	7,412,000	7,504,650
3.88% due 07/16/18	7,000,000	7,096,250
Wise Metals Group LLC / Wise Alloys Finance Corp.
8.75% due 12/15/18[2]	10,780,000	11,238,150
USG Corp.
8.25% due 01/15/18	5,975,000	6,333,500
Harsco Corp.
5.75% due 05/15/18	5,920,000	6,271,500
Kemet Corp.
10.50% due 05/01/18	5,454,000	5,443,774
Michael Baker International LLC / CDL Acquisition
Company, Inc.
8.25% due 10/15/18[2]	5,275,000	5,288,188
XPO CNW, Inc.
7.25% due 01/15/18	4,000,000	4,140,000
Tutor Perini Corp.
7.63% due 11/01/18[1]	3,224,000	3,226,015
CEVA Group plc
4.00% due 05/01/18[1,2]	3,250,000	2,908,750
Owens-Illinois, Inc.
7.80% due 05/15/18	2,089,000	2,240,453
Overseas Shipholding Group, Inc.
8.13% due 03/30/18	1,568,000	1,642,480
Vulcan Materials Co.
7.00% due 06/15/18	1,472,000	1,593,440
Tervita Corp.
10.88% due 02/15/18[2,3]	980,000	19,600
Total Industrial		84,371,113

Technology – 6.3%
EMC Corp.
1.88% due 06/01/18	16,250,000	16,018,193
NXP BV / NXP Funding LLC
3.75% due 06/01/18[2]	7,052,000	7,210,670
5.75% due 03/15/23[2]	4,700,000	4,982,000
Harland Clarke Holdings Corp.
9.75% due 08/01/18[2]	7,694,000	7,876,733
Interface Security Systems Holdings Incorporated /
Interface Security Systems LLC
9.25% due 01/15/18	6,861,000	6,835,271
Dell, Inc.
5.65% due 04/15/18	5,094,000	5,305,299
BMC Software, Inc.
7.25% due 06/01/18	3,722,000	3,763,873
Total Technology		51,992,039

See notes to financial statements.
146 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.7% (continued)
Basic Materials – 5.9%
Evraz Group S.A.
6.75% due 04/27/18[2]	$7,250,000	$7,536,519
Cornerstone Chemical Co.
9.38% due 03/15/18[2]	7,010,000	7,080,100
Ashland LLC
3.88% due 04/15/18	6,822,000	6,984,023
Commercial Metals Co.
7.35% due 08/15/18[1]	6,409,000	6,825,585
Hexion, Inc.
8.88% due 02/01/18	4,839,000	4,705,928
Vedanta Resources plc
9.50% due 07/18/18[1,2]	4,000,000	4,245,296
Westlake Chemical Corp.
4.88% due 05/15/23	4,040,000	4,206,650
Smurfit Kappa Acquisitions
4.88% due 09/15/18[2]	2,525,000	2,613,375
ArcelorMittal
6.13% due 06/01/18	2,225,000	2,341,813
Rain CII Carbon LLC / CII Carbon Corp.
8.00% due 12/01/18[2]	1,468,000	1,460,660
United States Steel Corp.
7.00% due 02/01/18	1,000,000	1,032,500
Real Alloy Holding, Inc.
10.00% due 01/15/19[2]	148,000	149,480
Total Basic Materials		49,181,929

Energy – 4.8%
Transocean, Inc.
6.00% due 03/15/18	11,447,000	11,575,779
Rockies Express Pipeline LLC
6.85% due 07/15/18[2]	8,629,000	9,103,595
NuStar Logistics, LP
8.15% due 04/15/18	5,736,000	6,123,180
Whiting Petroleum Corp.
6.50% due 10/01/18[1]	5,955,000	5,995,941
Southwestern Energy Co.
7.50% due 02/01/18[1]	5,383,000	5,652,150
Natural Resource Partners Limited Partnership /
NRP Finance Corp.
9.13% due 10/01/18	980,000	955,500
Sibur Securities DAC
3.91% due 01/31/18[2]	750,000	758,039
Total Energy		40,164,184

Utilities – 2.5%
Calpine Corp.
5.88% due 01/15/24[2]	10,028,000	10,541,935
Talen Energy Supply LLC
6.50% due 05/01/18[1]	7,936,000	8,223,680
GenOn Energy, Inc.
9.50% due 10/15/18	2,940,000	2,065,350
Total Utilities		20,830,965
Total Corporate Bonds
(Cost $809,291,242)		812,523,316

SECURITIES LENDING COLLATERAL††,4 – 3.7%
Joint Repurchase Agreements
HSBC Securities (USA), Inc.
Issued 11/30/16 at 0.27% due 12/01/16	$7,184,630	$7,184,630
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Issued 11/30/16 at 0.28% due 12/01/16	7,184,630	7,184,630
RBC Dominion Securities, Inc.
Issued 11/30/16 at 0.29% due 12/01/16	6,897,360	6,897,360
Credit Suisse Securities (USA), LLC
Issued 11/30/16 at 0.26% due 12/01/16	4,683,977	4,683,977
Citigroup Global Markets, Inc.
Issued 11/30/16 at 0.28% due 12/01/16	4,621,013	4,621,013
Total Securities Lending Collateral
(Cost $30,571,610)		30,571,610
Total Investments – 101.4%
(Cost $839,862,852)		$843,094,926
Other Assets & Liabilities, net – (1.4)%		(11,374,780)
Total Net Assets – 100.0%		$831,720,146

††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at November 30, 2016 — See Note 2.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $272,937,235 (cost $273,256,260), or 32.5% of total net assets.

3	Security is in default of interest and/or principal obligations.
4	Securities lending collateral — See Note 2.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2018.
See Sector Classification in Supplemental Information section

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 147

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	84.7%
Canada	5.1%
United Kingdom	3.8%
Netherlands	2.1%
Luxembourg	1.9%
Cayman Islands	1.4%
Bermuda	0.6%
Ireland	0.4%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$812,523,316	$—	$812,523,316
Securities Lending Collateral	—	30,571,610	—	30,571,610
Total	$—	$843,094,926	$—	$843,094,926
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2016, there were no transfers between levels.

See notes to financial statements.
148 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† - 97.8%
Communications – 19.5%
CSC Holdings LLC
10.13% due 01/15/23[1]	$9,000,000	$10,395,000
8.63% due 02/15/19	2,697,000	2,980,185
Sprint Capital Corp.
6.90% due 05/01/19	10,965,000	11,458,424
DISH DBS Corp.
7.88% due 09/01/19	7,995,000	8,874,450
Hughes Satellite Systems Corp.
6.50% due 06/15/19	6,437,000	6,961,937
T-Mobile USA, Inc.
6.50% due 01/15/24	5,250,000	5,622,382
6.46% due 04/28/19	699,000	711,233
WideOpenWest Finance LLC / WideOpenWest
Capital Corp.
10.25% due 07/15/19	4,575,000	4,826,625
13.38% due 10/15/19	462,000	494,340
Nokia Oyj
5.38% due 05/15/19	4,755,000	4,998,694
HC2 Holdings, Inc.
11.00% due 12/01/19[1]	4,075,000	4,003,688
Avaya, Inc.
7.00% due 04/01/19[1,2]	3,007,000	2,634,884
9.00% due 04/01/19[1]	1,273,000	1,132,970
Lamar Media Corp.
5.38% due 01/15/24	3,250,000	3,363,750
Intelsat Jackson Holdings S.A.
7.25% due 04/01/19	3,967,000	3,133,930
TEGNA, Inc.
5.13% due 10/15/19	2,621,000	2,690,666
Starz LLC / Starz Finance Corp.
5.00% due 09/15/19	2,493,000	2,531,267
VimpelCom Holdings BV
5.20% due 02/13/19[1]	2,450,000	2,517,375
CenturyLink, Inc.
6.15% due 09/15/19	2,173,000	2,319,678
Frontier Communications Corp.
7.13% due 03/15/19	2,149,000	2,240,333
Anixter, Inc.
5.63% due 05/01/19	2,023,000	2,126,679
FairPoint Communications, Inc.
8.75% due 08/15/19[1]	1,467,000	1,516,511
iHeartCommunications, Inc.
9.00% due 12/15/19	1,543,000	1,220,899
LBI Media, Inc.
10.00% due 04/15/19[1]	1,217,000	1,198,745
Match Group, Inc.
6.38% due 06/01/24	685,000	726,100
EarthLink Holdings Corp.
8.88% due 05/15/19	415,000	425,375
Total Communications		91,106,120

Financial – 14.9%
CIT Group, Inc.
5.50% due 02/15/19[1]	8,732,000	9,239,548
3.88% due 02/19/19	4,725,000	4,819,500
Navient Corp.
5.50% due 01/15/19	6,211,000	6,425,901
4.88% due 06/17/19	4,425,000	4,557,750
Ally Financial, Inc.
3.75% due 11/18/19	4,753,000	4,766,403
3.50% due 01/27/19	3,643,000	3,652,108
Icahn Enterprises Limited Partnership / Icahn Enterprises
Finance Corp.
4.88% due 03/15/19	8,092,000	8,193,150
iStar, Inc.
5.00% due 07/01/19	5,441,000	5,366,186
International Lease Finance Corp.
6.25% due 05/15/19	3,024,000	3,262,290
5.88% due 04/01/19	449,000	479,308
VEREIT Operating Partnership, LP
3.00% due 02/06/19	3,357,000	3,358,007
OneMain Financial Holdings LLC
6.75% due 12/15/19[1]	2,449,000	2,501,041
Aircastle Ltd.
6.25% due 12/01/19	2,217,000	2,399,903
Radian Group, Inc.
5.50% due 06/01/19	2,291,000	2,385,504
Springleaf Finance Corp.
5.25% due 12/15/19	2,181,000	2,151,011
Realogy Group LLC / Realogy Company-Issuer Corp.
4.50% due 04/15/19[1]	1,867,000	1,920,676
PHH Corp.
7.38% due 09/01/19	1,529,000	1,601,628
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust
3.75% due 05/15/19	1,330,000	1,356,600
Nationstar Mortgage LLC / Nationstar Capital Corp.
9.63% due 05/01/19	1,200,000	1,261,500
Total Financial		69,698,014

Consumer, Non-cyclical – 13.5%
Tenet Healthcare Corp.
5.00% due 03/01/19	7,011,000	6,677,978
5.50% due 03/01/19	2,437,000	2,327,335
CHS/Community Health Systems, Inc.
8.00% due 11/15/19[2]	11,089,000	8,788,032
APX Group, Inc.
6.38% due 12/01/19	5,993,000	6,172,790
Fresenius Medical Care US Finance II, Inc.
5.63% due 07/31/19[1]	5,359,000	5,727,431
US Foods, Inc.
5.88% due 06/15/24[1]	4,500,000	4,635,000
TreeHouse Foods, Inc.
6.00% due 02/15/24[1]	4,100,000	4,274,250
IASIS Healthcare LLC / IASIS Capital Corp.
8.38% due 05/15/19	4,807,000	4,230,160

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 149

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.8% (continued)
Consumer, Non-cyclical – 13.5% (continued)
Great Lakes Dredge & Dock Corp.
7.38% due 02/01/19	$3,508,000	$3,472,920
Hertz Corp.
6.75% due 04/15/19	2,755,000	2,788,556
Constellation Brands, Inc.
3.88% due 11/15/19	2,667,000	2,787,548
BI-LO LLC / BI-LO Finance Corp.
9.25% due 02/15/19[1]	2,649,000	2,119,200
Dole Food Company, Inc.
7.25% due 05/01/19[1]	1,778,000	1,800,225
Graham Holdings Co.
7.25% due 02/01/19	1,500,000	1,620,000
Laureate Education, Inc.
9.25% due 09/01/19[1]	1,601,000	1,546,966
Safeway, Inc.
5.00% due 08/15/19	1,182,000	1,202,685
iPayment, Inc.
9.50% due 12/15/19[1]	1,055,000	1,085,331
Cenveo Corp.
6.00% due 08/01/19[1]	967,000	863,048
Avon Products, Inc.
6.50% due 03/01/19[2]	518,000	541,310
B&G Foods, Inc.
4.63% due 06/01/21	250,000	256,250
Syniverse Holdings, Inc.
9.13% due 01/15/19	335,000	243,713
BakerCorp International, Inc.
8.25% due 06/01/19	191,000	159,485
SFX Entertainment, Inc.
9.63% due 02/01/19[1,3]	241,000	2,410
Total Consumer, Non-cyclical		63,322,623

Consumer, Cyclical – 13.4%
Lennar Corp.
4.50% due 06/15/19	3,103,000	3,211,605
4.50% due 11/15/19	2,961,000	3,083,141
MGM Resorts International
8.63% due 02/01/19	4,703,000	5,243,845
American Airlines Group, Inc.
5.50% due 10/01/19[1]	4,063,000	4,169,653
International Game Technology plc
5.63% due 02/15/20[1]	3,850,000	4,047,312
Jaguar Land Rover Automotive plc
4.25% due 11/15/19[1]	3,200,000	3,292,000
3.50% due 03/15/20[1]	700,000	702,625
Allegiant Travel Co.
5.50% due 07/15/19	3,467,000	3,553,675
Beazer Homes USA, Inc.
5.75% due 06/15/19	3,245,000	3,358,574
L Brands, Inc.
8.50% due 06/15/19	2,905,000	3,351,644
Guitar Center, Inc.
6.50% due 04/15/19[1]	3,437,000	3,050,338
Commercial Vehicle Group, Inc.
7.88% due 04/15/19	3,015,000	2,999,925
TRI Pointe Group Inc. / TRI Pointe Homes Inc.
4.38% due 06/15/19	2,882,000	2,939,640
International Game Technology
7.50% due 06/15/19	2,255,000	2,474,862
JC Penney Corporation, Inc.
8.13% due 10/01/19[2]	2,152,000	2,337,610
KB Home
4.75% due 05/15/19	2,205,000	2,243,588
Greektown Holdings LLC/Greektown Mothership Corp.
8.88% due 03/15/19[1]	1,699,000	1,786,074
Allied Specialty Vehicles, Inc.
8.50% due 11/01/19[1]	1,617,000	1,667,612
American Axle & Manufacturing, Inc.
7.75% due 11/15/19	873,000	971,213
5.13% due 02/15/19	673,000	679,600
GameStop Corp.
5.50% due 10/01/19[1]	1,568,000	1,589,560
Carlson Wagonlit B.V.
6.88% due 06/15/19[1]	1,500,000	1,556,520
Yum! Brands, Inc.
5.30% due 09/15/19	1,330,000	1,408,138
Jo-Ann Stores LLC
8.13% due 03/15/19[1]	1,067,000	1,061,665
Tenneco, Inc.
5.38% due 12/15/24	700,000	724,500
Radio Systems Corp.
8.38% due 11/01/19[1]	673,000	698,658
CCM Merger, Inc.
9.13% due 05/01/19[1]	525,000	545,234
Algeco Scotsman Global Finance plc
10.75% due 10/15/19[1]	400,000	264,000
Total Consumer, Cyclical		63,012,811

Industrial – 11.2%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13% due 07/15/23[1]	9,700,000	9,809,124
7.00% due 07/15/24[1]	3,550,000	3,754,125
Florida East Coast Holdings Corp.
6.75% due 05/01/19[1]	4,493,000	4,650,255
BlueLine Rental Finance Corp.
7.00% due 02/01/19[1]	3,575,000	3,449,875
Bombardier, Inc.
4.75% due 04/15/19[1]	3,249,000	3,253,062
LMI Aerospace, Inc.
7.38% due 07/15/19[2]	3,066,000	3,073,665
Coveris Holdings S.A.
7.88% due 11/01/19[1]	2,700,000	2,666,250
CNH Industrial Capital LLC
3.38% due 07/15/19[2]	2,605,000	2,611,513

See notes to financial statements.
150 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.8% (continued)
Industrial – 11.2% (continued)
PaperWorks Industries, Inc.
9.50% due 08/15/19[1]	$3,112,000	$2,567,400
Ardagh Packaging Finance plc / Ardagh
Holdings USA, Inc.
6.25% due 01/31/19[1]	2,500,000	2,550,000
Manitowoc Foodservice, Inc.
9.50% due 02/15/24	2,000,000	2,290,000
Albea Beauty Holdings S.A.
8.38% due 11/01/19[1]	1,828,000	1,903,405
Carlstar Group LLC
8.25% due 12/15/19[1]	2,223,000	1,767,285
Cleaver-Brooks, Inc.
8.75% due 12/15/19[1]	1,620,000	1,680,750
Meccanica Holdings USA, Inc.
6.25% due 07/15/19[1]	1,500,000	1,627,500
Greif, Inc.
7.75% due 08/01/19	1,167,000	1,293,911
Sanmina Corp.
4.38% due 06/01/19[1]	1,123,000	1,159,498
Koppers, Inc.
7.88% due 12/01/19	985,000	996,081
Kratos Defense & Security Solutions, Inc.
7.00% due 05/15/19[2]	690,000	674,475
AEP Industries, Inc.
8.25% due 04/15/19	453,000	465,087
Navios Maritime Holdings Inc./ Navios
Maritime Finance II US Inc
8.13% due 02/15/19	485,000	344,350
LSB Industries, Inc.
8.50% due 08/01/19[4]	257,000	239,010
Total Industrial		52,826,621

Energy – 8.9%
Targa Resources Partners LP / Targas Resources
Finance Corp.
4.13% due 11/15/19	5,738,000	5,824,070
Whiting Petroleum Corp.
5.00% due 03/15/19	5,307,000	5,267,198
NGPL PipeCo LLC
9.63% due 06/01/19[1,2]	4,808,000	5,048,400
Niska Gas Storage Ltd. / Niska Gas Storage
Canada Finance Corp.
6.50% due 04/01/19	4,500,000	4,545,000
Rockies Express Pipeline LLC
6.00% due 01/15/19[1]	3,955,000	4,132,975
SESI LLC
6.38% due 05/01/19	3,185,000	3,161,112
Greenko Dutch BV
8.00% due 08/01/19[1]	2,500,000	2,653,125
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
5.50% due 10/15/19	2,468,000	2,631,505
PHI, Inc.
5.25% due 03/15/19	2,673,000	2,519,303
Weatherford International Ltd.
9.63% due 03/01/19[2]	2,358,000	2,501,838
DCP Midstream LLC
9.75% due 03/15/19[1]	1,585,000	1,775,200
Rowan Companies, Inc.
7.88% due 08/01/19	691,000	742,825
SEACOR Holdings, Inc.
7.38% due 10/01/19	579,000	581,895
EV Energy Partners, LP / EV Energy Finance Corp.
8.00% due 04/15/19	435,000	280,031
Basic Energy Services, Inc.
7.75% due 02/15/19[3]	529,000	240,695
SunCoke Energy, Inc.
7.63% due 08/01/19	91,000	84,630
Total Energy		41,989,802

Basic Materials – 8.2%
Consolidated Energy Finance S.A.
6.75% due 10/15/19[1]	5,990,000	5,960,049
GCP Applied Technologies, Inc.
9.50% due 02/01/23[1]	4,039,000	4,584,265
ArcelorMittal
10.85% due 06/01/19	3,750,000	4,424,999
Anglo American Capital plc
9.38% due 04/08/19[1]	3,250,000	3,703,375
AK Steel Corp.
7.50% due 07/15/23	3,250,000	3,542,500
Evraz Inc. North America Canada
7.50% due 11/15/19[1]	3,500,000	3,517,500
INEOS Group Holdings S.A.
5.88% due 02/15/19[1,2]	2,900,000	2,950,750
Allegheny Technologies, Inc.
9.38% due 06/01/19	1,717,000	1,815,728
Mercer International, Inc.
7.00% due 12/01/19	1,678,000	1,730,438
Steel Dynamics, Inc.
6.13% due 08/15/19	1,592,000	1,646,208
Real Alloy Holding, Inc.
10.00% due 01/15/19[1]	1,123,000	1,134,230
First Quantum Minerals Ltd.
7.25% due 10/15/19[1,2]	950,000	960,688
Vedanta Resources plc
6.00% due 01/31/19[1]	800,000	808,480
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/19[1]	813,000	780,480
Tembec Industries, Inc.
9.00% due 12/15/19[1]	696,000	605,520
Teck Resources Ltd.
3.00% due 03/01/19	240,000	239,400
Total Basic Materials		38,404,610

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 151

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 97.8% (continued)
Utilities – 5.2%
Dynegy, Inc.
6.75% due 11/01/19	$10,985,000	$11,149,775
Talen Energy Supply LLC
4.63% due 07/15/19[1]	6,357,000	6,078,881
DPL, Inc.
6.75% due 10/01/19	3,085,000	3,177,550
NGL Energy Partners, LP / NGL Energy Finance Corp.
5.13% due 07/15/19	2,712,000	2,657,760
Atlantica Yield plc
7.00% due 11/15/19[1]	1,500,000	1,530,000
Total Utilities		24,593,966

Technology – 2.0%
Advanced Micro Devices, Inc.
6.75% due 03/01/19	4,367,000	4,749,112
Dell, Inc.
5.88% due 06/15/19[2]	3,546,000	3,765,285
Change Healthcare Holdings, Inc.
11.00% due 12/31/19	967,000	1,001,087
Total Technology		9,515,484

Diversified – 1.0%
HRG Group, Inc.
7.88% due 07/15/19	4,524,000	4,721,925
Total Corporate Bonds
(Cost $461,177,546)		459,191,976
.
SECURITIES LENDING COLLATERAL††,5 - 3.3%
Joint Repurchase Agreements
HSBC Securities (USA), Inc.
issued 11/30/16 at 0.27% due 12/01/16	$3,655,530	$3,655,530
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/16 at 0.28% due 12/01/16	3,655,530	3,655,530
RBC Dominion Securities, Inc.
issued 11/30/16 at 0.29% due 12/01/16	3,655,530	3,655,530
Credit Suisse Securities (USA), LLC
issued 11/30/16 at 0.26% due 12/01/16	2,383,200	2,383,200
Citigroup Global Markets, Inc.
issued 11/30/16 at 0.28% due 12/01/16	2,352,093	2,352,093
Total Securities Lending Collateral
(Cost $15,701,883)		15,701,883
Total Investments – 101.1%
(Cost $476,879,429)		$474,893,859
Other Assets & Liabilities, net – (1.1)%		(5,214,831)
Total Net Assets – 100.0%		$469,679,028

††	Value determined based on Level 2 inputs — See Note 4.
1
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $170,607,997 (cost $171,568,106), or 36.3% of total net assets.

2	All or portion of this security is on loan at November 30, 2016 — See Note 2.
3	Security is in default of interest and/or principal obligations.
4	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
5	Securities lending collateral — See Note 2.

plc	Public Limited Company
REIT	Real Estate Investment Trust
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2019.
See Sector Classification in Supplemental Information section.

See notes to financial statements.
152 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	86.8%
Luxembourg	4.6%
United Kingdom	2.2%
Canada	1.9%
Netherlands	1.5%
Finland	1.1%
Bermuda	1.1%
Other	0.8%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$459,191,976	$—	$459,191,976
Securities Lending Collateral	—	15,701,883	—	15,701,883
Total	$—	$474,893,859	$—	$474,893,859
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2016, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 153

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 95.5%
Communications – 20.7%
CSC Holdings LLC
10.88% due 10/15/25[1]	$3,200,000	$3,736,000
6.63% due 10/15/25[1]	1,650,000	1,786,125
Wind Acquisition Finance S.A.
4.75% due 07/15/20[1]	3,050,000	3,068,300
6.50% due 04/30/20[1]	1,500,000	1,566,150
Sprint Communications, Inc.
7.00% due 08/15/20	2,527,000	2,628,080
7.00% due 03/01/20[1]	1,750,000	1,886,710
SoftBank Corp.
4.50% due 04/15/20[1]	4,000,000	4,089,999
Frontier Communications Corp.
8.50% due 04/15/20	1,911,000	1,994,606
8.88% due 09/15/20	1,627,000	1,704,282
Clear Channel Worldwide Holdings, Inc.
7.63% due 03/15/20	3,703,000	3,640,969
T-Mobile USA, Inc.
6.63% due 11/15/20	1,445,000	1,479,319
6.54% due 04/28/20	1,128,000	1,165,718
6.50% due 01/15/24	750,000	803,198
Cequel Communications Holdings I LLC /
Cequel Capital Corp.
6.38% due 09/15/20[1]	3,049,000	3,121,414
CenturyLink, Inc.
5.63% due 04/01/20	2,449,000	2,559,205
DISH DBS Corp.
5.13% due 05/01/20	2,233,000	2,299,990
Intelsat Jackson Holdings S.A.
7.25% due 10/15/20	2,000,000	1,467,500
Gannett Company, Inc.
5.13% due 07/15/20	1,260,000	1,302,525
Nielsen Finance LLC / Nielsen Finance Co.
4.50% due 10/01/20	1,261,000	1,284,644
Windstream Corp.
7.75% due 10/15/20[2]	1,121,000	1,146,223
Sirius XM Radio, Inc.
4.25% due 05/15/20[1]	1,062,000	1,081,913
CommScope, Inc.
4.38% due 06/15/20[1]	1,040,000	1,066,000
Cablevision Systems Corp.
8.00% due 04/15/20	907,000	977,293
ViaSat, Inc.
6.88% due 06/15/20	931,000	958,739
Cogeco Communications, Inc.
4.88% due 05/01/201	816,000	844,560
EarthLink Holdings Corp.
7.38% due 06/01/20	750,000	794,531
Nexstar Broadcasting, Inc.
6.88% due 11/15/20	600,000	619,500
Clear Channel International BV
8.75% due 12/15/20[1]	500,000	525,000
Block Communications, Inc.
7.25% due 02/01/20[1]	300,000	306,750
Total Communications		49,905,243

Consumer, Non-cyclical – 13.1%
Valeant Pharmaceuticals International, Inc.
6.38% due 10/15/20[1]	3,823,000	3,268,664
5.38% due 03/15/20[1]	3,338,000	2,820,610
7.00% due 10/01/20[1]	1,192,000	1,037,040
Tenet Healthcare Corp.
6.00% due 10/01/20	3,646,000	3,723,477
8.00% due 08/01/20	1,250,000	1,200,781
4.75% due 06/01/20	655,000	650,906
6.75% due 02/01/20	371,000	348,740
Fresenius Medical Care US Finance II, Inc.
4.13% due 10/15/20[1]	1,763,000	1,811,483
Post Holdings, Inc.
8.00% due 07/15/25[1]	1,500,000	1,691,700
JBS Investments GmbH
7.75% due 10/28/20[1]	1,300,000	1,361,750
APX Group, Inc.
8.75% due 12/01/20[2]	1,371,000	1,350,435
CHS/Community Health Systems, Inc.
7.13% due 07/15/20	1,721,000	1,221,910
Cott Beverages, Inc.
6.75% due 01/01/20	1,157,000	1,199,664
Kindred Healthcare, Inc.
8.00% due 01/15/20	1,212,000	1,160,490
Mallinckrodt International Finance S.A. /
Mallinckrodt CB LLC
4.88% due 04/15/20[1,2]	1,162,000	1,144,570
ACCO Brands Corp.
6.75% due 04/30/20[2]	1,090,000	1,139,050
WellCare Health Plans, Inc.
5.75% due 11/15/20	1,099,000	1,127,162
Hertz Corp.
5.88% due 10/15/20[2]	1,117,000	1,094,660
RR Donnelley & Sons Co.
7.63% due 06/15/20[2]	979,000	1,018,160
Universal Hospital Services, Inc.
7.63% due 08/15/20	785,000	751,245
Alere, Inc.
6.50% due 06/15/20	712,000	712,000
Envision Healthcare Corp.
5.63% due 11/30/20	573,000	589,116
Southern Graphics, Inc.
8.38% due 10/15/20[1]	500,000	508,750
Avon Products, Inc.
6.60% due 03/15/20	250,000	250,758
Service Corporation International
4.50% due 11/15/20	185,000	188,978

See notes to financial statements.
154 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 95.5% (continued)
Consumer, Non-cyclical – 13.1% (continued)
ADT Corp.
5.25% due 03/15/20	$100,000	$106,750
Total Consumer, Non-cyclical		31,478,849

Consumer, Cyclical – 12.9%
Fiat Chrysler Automobiles N.V.
4.50% due 04/15/20	3,300,000	3,349,499
MGM Resorts International
6.75% due 10/01/20	2,033,000	2,231,217
5.25% due 03/31/20	962,000	1,011,904
Caesars Entertainment Resort Properties LLC /
Caesars Entertainment Resort Properties Finance, Inc.
8.00% due 10/01/20	2,550,000	2,677,500
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.88% due 11/01/20	2,450,000	2,584,750
Rexel S.A.
5.25% due 06/15/20[1]	1,947,000	2,016,362
Titan International, Inc.
6.88% due 10/01/20	1,591,000	1,551,225
K Hovnanian Enterprises, Inc.
7.25% due 10/15/20[1]	935,000	869,549
9.13% due 11/15/20[1]	463,000	346,093
United Continental Holdings, Inc.
6.00% due 12/01/20[2]	1,135,000	1,214,450
KB Home
8.00% due 03/15/20	971,000	1,072,148
Dollar Tree, Inc.
5.25% due 03/01/20	1,000,000	1,035,000
Brookfield Residential Properties, Inc.
6.50% due 12/15/20[1]	968,000	987,360
JC Penney Company, Inc.
5.65% due 06/01/20[2]	935,000	935,000
William Lyon Homes, Inc.
8.50% due 11/15/20	810,000	846,450
Playa Resorts Holding BV
8.00% due 08/15/20[1]	750,000	778,125
Michaels Stores, Inc.
5.88% due 12/15/20[1]	712,000	733,894
ZF North America Capital, Inc.
4.00% due 04/29/20[1]	700,000	727,125
L Brands, Inc.
7.00% due 05/01/20	641,000	722,728
Dufry Finance SCA
5.50% due 10/15/20[1]	700,000	719,250
Yum! Brands, Inc.
3.88% due 11/01/20	650,000	662,188
American Airlines Group, Inc.
4.63% due 03/01/20[1,2]	663,000	661,343
Isle of Capri Casinos, Inc.
8.88% due 06/15/20	591,000	620,550
Goodyear Tire & Rubber Co.
8.75% due 08/15/20	485,000	582,485
Ruby Tuesday, Inc.
7.63% due 05/15/20	500,000	478,750
PF Chang's China Bistro, Inc.
10.25% due 06/30/20[1]	435,000	416,513
Ryland Group, Inc.
6.63% due 05/01/20	375,000	413,438
Scientific Games International, Inc.
6.25% due 09/01/20	491,000	402,620
Meritage Homes Corp.
7.15% due 04/15/20	323,000	352,070
Total Consumer, Cyclical		30,999,586

Basic Materials – 12.2%
Hexion, Inc.
6.63% due 04/15/20	4,217,000	3,647,705
10.00% due 04/15/20	500,000	489,375
Anglo American Capital plc
3.63% due 05/14/20[1,2]	2,150,000	2,160,750
4.45% due 09/27/20[1]	1,000,000	1,027,500
First Quantum Minerals Ltd.
6.75% due 02/15/20[1]	2,462,000	2,446,613
Blue Cube Spinco, Inc.
9.75% due 10/15/23	1,050,000	1,239,000
10.00% due 10/15/25	800,000	956,000
Cliffs Natural Resources, Inc.
8.25% due 03/31/20[1]	1,600,000	1,764,000
7.75% due 03/31/20[1]	243,000	246,645
Eldorado Gold Corp.
6.13% due 12/15/20[1]	1,962,000	1,986,524
AK Steel Corp.
7.63% due 05/15/20	1,717,000	1,768,510
IAMGOLD Corp.
6.75% due 10/01/20[1]	1,750,000	1,715,000
ArcelorMittal
6.25% due 08/05/20[2]	1,000,000	1,086,900
5.13% due 06/01/20	300,000	317,250
Aleris International, Inc.
7.88% due 11/01/20	1,380,000	1,360,542
Huntsman International LLC
4.88% due 11/15/20	1,305,000	1,347,413
HudBay Minerals, Inc.
9.50% due 10/01/20	1,000,000	1,053,125
Lundin Mining Corp.
7.50% due 11/01/20[1]	962,000	1,030,302
New Gold, Inc.
7.00% due 04/15/20[1]	712,000	735,140
Tronox Finance LLC
6.38% due 08/15/20	779,000	713,759
United States Steel Corp.
7.38% due 04/01/20[2]	632,000	670,160
See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 155

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 95.5% (continued)
Basic Materials – 12.2% (continued)
TPC Group, Inc.
8.75% due 12/15/20[1]	$741,000	$603,915
PH Glatfelter Co.
5.38% due 10/15/20	462,000	472,395
Allegheny Technologies, Inc.
5.95% due 01/15/21	324,000	299,700
Alamos Gold, Inc.
7.75% due 04/01/20[1]	130,000	136,500
Total Basic Materials		29,274,723

Energy – 11.3%
Citgo Holding, Inc.
10.75% due 02/15/20[1]	3,171,000	3,315,676
Energy Transfer Equity, LP
7.50% due 10/15/20	1,904,000	2,137,239
Precision Drilling Corp.
6.63% due 11/15/20	1,876,000	1,894,759
DCP Midstream LLC
5.35% due 03/15/20[1]	1,697,000	1,776,555
Rockies Express Pipeline LLC
5.63% due 04/15/20[1]	1,500,000	1,563,750
Southwestern Energy Co.
5.80% due 01/23/20	1,500,000	1,537,500
Chesapeake Energy Corp.
6.63% due 08/15/20[2]	1,500,000	1,458,750
Antero Resources Corp.
6.00% due 12/01/20	1,335,000	1,378,388
EP Energy LLC / Everest Acquisition Finance, Inc.
9.38% due 05/01/20	1,549,000	1,305,497
Weatherford International Ltd.
5.13% due 09/15/20[2]	1,250,000	1,146,875
Transocean, Inc.
6.50% due 11/15/20[2]	1,053,000	1,050,368
Seven Generations Energy Ltd.
8.25% due 05/15/20[1]	962,000	1,028,138
Carrizo Oil & Gas, Inc.
7.50% due 09/15/20	963,000	999,113
Sunoco Limited Partnership / Sunoco Finance Corp.
5.50% due 08/01/20	962,000	968,013
WPX Energy, Inc.
7.50% due 08/01/20	712,000	754,720
NuStar Logistics, LP
4.80% due 09/01/20	728,000	735,280
Holly Energy Partners Limited Partnership /
Holly Energy Finance Corp.
6.50% due 03/01/20	685,000	704,797
Permian Resources LLC
13.00% due 11/30/20[1]	600,000	699,000
Crestwood Midstream Partners Limited Partnership /
Crestwood Midstream Finance Corp.
6.00% due 12/15/20	649,000	663,603
Tesoro Logistics Limited Partnership / Tesoro
Logistics Finance Corp.
5.88% due 10/01/20	607,000	627,426
Northern Tier Energy LLC / Northern Tier Finance Corp.
7.13% due 11/15/20	462,000	480,191
Halcon Resources Corp.
8.63% due 02/01/20[1,2]	462,000	476,091
Calfrac Holdings, LP
7.50% due 12/01/20[1]	462,000	346,500
Parker Drilling Co.
7.50% due 08/01/20	185,000	152,047
Pacific Drilling S.A.
5.38% due 06/01/20[1,2]	150,000	46,500
Total Energy		27,246,776

Financial – 10.5%
Ally Financial, Inc.
8.00% due 03/15/20	1,545,000	1,726,537
4.13% due 03/30/20	1,662,000	1,666,155
7.50% due 09/15/20	759,000	841,541
Navient Corp.
8.00% due 03/25/20	2,928,000	3,224,459
5.00% due 10/26/20	663,000	672,116
Icahn Enterprises Limited Partnership /
Icahn Enterprises Finance Corp.
6.00% due 08/01/20	3,218,000	3,219,706
Iron Mountain, Inc.
6.00% due 10/01/20[1]	2,000,000	2,110,000
Springleaf Finance Corp.
8.25% due 12/15/20	1,300,000	1,356,875
6.00% due 06/01/20	500,000	491,875
Genworth Holdings, Inc.
7.70% due 06/15/20[2]	1,785,000	1,722,525
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[1]	1,600,000	1,572,000
CIT Group, Inc.
5.38% due 05/15/20	1,076,000	1,140,560
KCG Holdings, Inc.
6.88% due 03/15/20[1]	1,149,000	1,137,510
Equinix, Inc.
4.88% due 04/01/20	779,000	800,423
CoreCivic, Inc.
4.13% due 04/01/20[2]	750,000	748,125
Nationstar Mortgage LLC / Nationstar Capital Corp.
7.88% due 10/01/20	711,000	730,553
NewStar Financial, Inc.
7.25% due 05/01/20	673,000	671,318
Aircastle Ltd.
7.63% due 04/15/20	462,000	520,905
Radian Group, Inc.
5.25% due 06/15/20	500,000	516,250

See notes to financial statements.
156 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 95.5% (continued)
Financial – 10.5% (continued)
Jefferies LoanCore LLC / JLC Finance Corp.
6.88% due 06/01/20[1]	$400,000	$381,000
Total Financial		25,250,433

Industrial – 8.7%
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC /
Reynolds Group Issuer
5.75% due 10/15/20	5,293,000	5,451,789
Ball Corp.
4.38% due 12/15/20	2,450,000	2,590,875
Advanced Disposal Services, Inc.
8.25% due 10/01/20	1,840,000	1,918,200
CNH Industrial Capital LLC
4.38% due 11/06/20[2]	1,843,000	1,878,017
Bombardier, Inc.
7.75% due 03/15/20[1]	1,435,000	1,454,731
USG Corp.
5.50% due 03/01/25[1]	1,350,000	1,390,635
Huntington Ingalls Industries, Inc.
5.00% due 11/15/25[1]	1,000,000	1,025,000
Sealed Air Corp.
6.50% due 12/01/20[1]	871,000	989,674
TransDigm, Inc.
5.50% due 10/15/20	823,000	845,118
Shape Technologies Group, Inc.
7.63% due 02/01/20[1]	700,000	717,500
Briggs & Stratton Corp.
6.88% due 12/15/20	543,000	598,658
Silgan Holdings, Inc.
5.00% due 04/01/20	555,000	567,488
Terex Corp.
6.50% due 04/01/20	555,000	566,100
Zachry Holdings, Inc.
7.50% due 02/01/20[1]	500,000	513,750
Norbord, Inc.
5.38% due 12/01/20[1]	185,000	191,475
GrafTech International Ltd.
6.38% due 11/15/20	91,000	72,345
Hornbeck Offshore Services, Inc.
5.88% due 04/01/20	91,000	55,965
Total Industrial		20,827,320

Technology – 5.6%
EMC Corp.
2.65% due 06/01/20	3,804,000	3,650,578
MSCI, Inc.
5.75% due 08/15/25[1]	1,947,000	2,054,085
First Data Corp.
6.75% due 11/01/20[1]	1,939,000	2,016,128
Infor US, Inc.
5.75% due 08/15/20[1]	1,813,000	1,905,916
Nuance Communications, Inc.
5.38% due 08/15/20[1]	1,195,000	1,222,634
NXP BV / NXP Funding LLC
4.13% due 06/15/20[1]	1,000,000	1,042,500
Harland Clarke Holdings Corp.
6.88% due 03/01/20[1]	1,000,000	952,500
ACI Worldwide, Inc.
6.38% due 08/15/20[1]	328,000	336,610
j2 Cloud Services, Inc.
8.00% due 08/01/20[2]	282,000	292,751
Total Technology		13,473,702

Utilities – 0.3%
AES Corp.
8.00% due 06/01/20	687,000	803,790

Diversified – 0.2%
WaveDivision Escrow LLC / WaveDivision Escrow Corp.
8.13% due 09/01/20[1]	462,000	478,748
Total Corporate Bonds
(Cost $228,038,896)		229,739,170

SECURITIES LENDING COLLATERAL††,3 – 4.3%
Joint Repurchase Agreements
RBC Dominion Securities, Inc.
issued 11/30/16 at 0.29% due 12/01/16	$2,398,318	$2,398,318
Mizuho Securities (USA), Inc.
issued 11/30/16 at 0.28% due 12/01/16	2,398,318	2,398,318
HSBC Securities (USA), Inc.
issued 11/30/16 at 0.27% due 12/01/16	2,398,318	2,398,318
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/16 at 0.26% due 12/01/16	1,563,573	1,563,573
Citigroup Global Markets, Inc.
issued 11/30/16 at 0.28% due 12/01/16	1,543,105	1,543,105
Total Securities Lending Collateral
(Cost $10,301,632)		10,301,632
Total Investments – 99.8%
(Cost $238,340,528)		$240,040,802
Other Assets & Liabilities, net – 0.2%		595,625
Total Net Assets – 100.0%		$240,636,427

††	Value determined based on Level 2 inputs — See Note 4.
1
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $89,576,597 (cost $89,575,476), or 37.2% of total net assets.

2	All or portion of this security is on loan at November 30, 2016 — See Note 2.
3	Securities lending collateral — See Note 2.

plc	Public Limited Company

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 157

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2020.
See Sector Classification in Supplemental Information section.

Country Diversification
% of Corporate
Country	Bonds
United States	79.6%
Canada	8.0%
Luxembourg	4.1%
Netherlands	2.5%
Japan	1.8%
United Kingdom	1.4%
France	0.9%
Other	1.7%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$229,739,170	$—	$229,739,170
Securities Lending Collateral	—	10,301,632	—	10,301,632
Total	$—	$240,040,802	$—	$240,040,802
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2016, there were no transfers between levels.

See notes to financial statements.
158 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016

BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 96.8%
Communications – 20.0%
T-Mobile USA, Inc.
6.25% due 04/01/21	$969,000	$1,012,605
6.63% due 04/28/21	727,000	760,624
Wind Acquisition Finance S.A.
7.38% due 04/23/21[1]	1,500,000	1,533,750
DISH DBS Corp.
6.75% due 06/01/21	1,322,000	1,424,455
Sprint Corp.
7.25% due 09/15/21	1,369,000	1,406,647
Windstream Services LLC
7.75% due 10/01/21[2]	885,000	885,000
Frontier Communications Corp.
9.25% due 07/01/21	400,000	411,500
6.25% due 09/15/21[2]	350,000	329,875
Sprint Communications, Inc.
11.50% due 11/15/21	600,000	720,000
Virgin Media Secured Finance plc
5.38% due 04/15/21[1]	405,000	419,175
5.25% due 01/15/21	200,000	209,750
CenturyLink, Inc.
6.45% due 06/15/21	585,000	606,572
Hughes Satellite Systems Corp.
7.63% due 06/15/21	492,000	530,745
Cequel Communications Holdings I LLC /
Cequel Capital Corp.
5.13% due 12/15/21[1]	523,000	518,020
CommScope, Inc.
5.00% due 06/15/21[1]	504,000	512,190
West Corp.
4.75% due 07/15/21[1]	500,000	511,250
CSC Holdings LLC
6.75% due 11/15/21	477,000	502,639
Netflix, Inc.
5.38% due 02/01/21	385,000	413,875
Level 3 Financing, Inc.
6.13% due 01/15/21	384,000	397,920
TIBCO Software, Inc.
11.38% due 12/01/21[1]	342,000	328,320
Millicom International Cellular S.A.
6.63% due 10/15/21[1]	300,000	316,590
Lamar Media Corp.
5.75% due 02/01/26	200,000	211,890
Midcontinent Communications & Midcontinent
Finance Corp.
6.25% due 08/01/21[1]	200,000	209,750
Mediacom Broadband LLC / Mediacom
Broadband Corp.
5.50% due 04/15/21	200,000	206,750
DigitalGlobe, Inc.
5.25% due 02/01/21[1]	200,000	201,000
Sirius XM Radio, Inc.
5.75% due 08/01/21[1]	185,000	193,561
Anixter, Inc.
5.13% due 10/01/21	185,000	193,325
CCO Holdings LLC/CCO Holdings Capital Corp.
5.25% due 03/15/21	185,000	191,840
Sinclair Television Group, Inc.
5.38% due 04/01/21	185,000	191,013
TEGNA, Inc.
4.88% due 09/15/21[1]	185,000	190,781
GCI, Inc.
6.75% due 06/01/21	184,000	189,750
Cogent Communications Finance, Inc.
5.63% due 04/15/21[1]	185,000	185,925
Intelsat Jackson Holdings S.A.
7.50% due 04/01/21	195,000	142,227
Cogent Communications Group, Inc.
5.38% due 03/01/22[1]	89,000	90,446
Total Communications		16,149,760

Consumer, Cyclical – 17.1%
International Game Technology plc
6.25% due 02/15/22[1]	1,100,000	1,174,249
Hilton Worldwide Finance LLC /
Hilton Worldwide Finance Corp.
5.63% due 10/15/21	1,085,000	1,120,315
MGM Resorts International
6.63% due 12/15/21	969,000	1,061,054
HD Supply, Inc.
5.25% due 12/15/21[1]	969,000	1,025,928
Caesars Entertainment Resort Properties LLC /
Caesars Entertainment Resort Properties Finance, Inc.
11.00% due 10/01/21	800,000	874,000
L Brands, Inc.
6.63% due 04/01/21	785,000	873,313
KFC Holding Company/Pizza Hut Holdings LLC/
Taco Bell of America LLC
5.25% due 06/01/26[1]	700,000	708,750
CalAtlantic Group, Inc.
8.38% due 01/15/21	292,000	340,910
6.25% due 12/15/21	200,000	215,000
Six Flags Entertainment Corp.
5.25% due 01/15/21[1]	435,000	448,485
Schaeffler Finance BV
4.25% due 05/15/21[1]	400,000	411,360
GameStop Corp.
6.75% due 03/15/21[1]	400,000	401,500
Cedar Fair LP / Canada's Wonderland Company /
Magnum Management Corp.
5.25% due 03/15/21	385,000	398,368
Rite Aid Corp.
6.75% due 06/15/21	369,000	389,019

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 159

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 96.8% (continued)
Consumer, Cyclical – 17.1% (continued)
Taylor Morrison Communities Incorporated /
Monarch Communities Inc
5.25% due 04/15/21[1]	$342,000	$351,404
Neiman Marcus Group Limited LLC
8.00% due 10/15/21[1,2]	385,000	304,150
Seminole Hard Rock Entertainment Inc. /
Seminole Hard Rock International LLC
5.88% due 05/15/21[1]	292,000	289,080
Churchill Downs, Inc.
5.38% due 12/15/21	258,000	268,319
Golden Nugget, Inc.
8.50% due 12/01/21[1]	250,000	263,125
GLP Capital Limited Partnership /
GLP Financing II, Inc.
4.38% due 04/15/21	221,000	228,459
Isle of Capri Casinos, Inc.
5.88% due 03/15/21	200,000	208,250
Lennar Corp.
4.75% due 04/01/21	200,000	206,500
American Axle & Manufacturing, Inc.
6.25% due 03/15/21	200,000	204,500
Air Canada
7.75% due 04/15/21[1]	185,000	203,038
Meritor, Inc.
6.75% due 06/15/21	200,000	202,500
KB Home
7.00% due 12/15/21	185,000	197,303
William Carter Co.
5.25% due 08/15/21	185,000	193,233
Penn National Gaming, Inc.
5.88% due 11/01/21[2]	185,000	192,863
Dana, Inc.
5.38% due 09/15/21	185,000	192,169
American Builders & Contractors Supply Company, Inc.
5.63% due 04/15/21[1]	185,000	191,938
Suburban Propane Partners LP / Suburban
Energy Finance Corp.
7.38% due 08/01/21	185,000	191,591
Yum! Brands, Inc.
3.75% due 11/01/21	185,000	186,850
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21	185,000	175,750
Sugarhouse HSP Gaming Prop Mezz Limited Partnership /
Sugarhouse HSP Gaming Finance Corp.
6.38% due 06/01/21[1]	116,000	116,000
Shingle Springs Tribal Gaming Authority
9.75% due 09/01/21[1]	45,000	48,825
Total Consumer, Cyclical		13,858,098

Consumer, Non-cyclical – 16.2%
Valeant Pharmaceuticals International, Inc.
7.50% due 07/15/21[1]	877,000	744,354
5.63% due 12/01/21[1]	535,000	414,625
6.75% due 08/15/21[1]	492,000	408,360
Tenet Healthcare Corp.
4.38% due 10/01/21	635,000	608,012
4.50% due 04/01/21	385,000	375,375
Nature's Bounty Co.
7.63% due 05/15/21[1]	950,000	939,313
CHS/Community Health Systems, Inc.
5.13% due 08/01/21	785,000	711,896
Centene Corp.
5.63% due 02/15/21	650,000	671,125
Vector Group Ltd.
7.75% due 02/15/21	635,000	665,163
HCA Holdings, Inc.
6.25% due 02/15/21	555,000	583,860
JBS USA LUX S.A. / JBS USA Finance, Inc.
7.25% due 06/01/21[1]	531,000	549,585
LifePoint Health, Inc.
5.50% due 12/01/21	527,000	539,187
SUPERVALU, Inc.
6.75% due 06/01/21	500,000	497,500
Rent-A-Center, Inc.
4.75% due 05/01/21	600,000	492,000
ADT Corp.
6.25% due 10/15/21	450,000	487,125
B&G Foods, Inc.
4.63% due 06/01/21	435,000	445,875
Nielsen Company Luxembourg SARL
5.50% due 10/01/21[1]	385,000	400,881
DJO Finco Incorporated / DJO Finance LLC /
DJO Finance Corp.
8.13% due 06/15/21[1]	450,000	394,875
Post Holdings, Inc.
6.75% due 12/01/21[1]	369,000	394,461
Edgewell Personal Care Co.
4.70% due 05/19/21	342,000	354,642
Fresenius Medical Care US Finance, Inc.
5.75% due 02/15/21[1]	315,000	341,775
Hertz Corp.
7.38% due 01/15/21	292,000	294,628
Constellation Brands, Inc.
3.75% due 05/01/21	269,000	280,096
RR Donnelley & Sons Co.
7.88% due 03/15/21	269,000	279,760
Revlon Consumer Products Corp.
5.75% due 02/15/21	277,000	276,654
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[1]	231,000	230,423

See notes to financial statements.
160 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 96.8% (continued)
Consumer, Non-cyclical – 16.2% (continued)
First Quality Finance Company, Inc.
4.63% due 05/15/21[1]	$220,000	$217,525
Smithfield Foods, Inc.
5.88% due 08/01/21[1]	185,000	193,094
Prestige Brands, Inc.
5.38% due 12/15/21[1]	184,000	189,980
Opal Acquisition, Inc.
8.88% due 12/15/21[1]	185,000	145,688
Total Consumer, Non-cyclical		13,127,837

Financial – 11.0%
Navient Corp.
6.63% due 07/26/21	400,000	418,499
5.88% due 03/25/21	385,000	396,069
VEREIT Operating Partnership, LP
4.13% due 06/01/21	728,000	749,840
NFP Corp.
9.00% due 07/15/21[1]	700,000	727,125
Realogy Group LLC / Realogy Company-Issuer Corp.
5.25% due 12/01/21[1]	585,000	601,088
HUB International Ltd.
7.88% due 10/01/21[1]	585,000	598,894
Ally Financial, Inc.
4.25% due 04/15/21	600,000	594,000
Genworth Holdings, Inc.
7.63% due 09/24/21	400,000	374,000
7.20% due 02/15/21	200,000	186,500
FBM Finance, Inc.
8.25% due 08/15/21[1]	410,000	426,400
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 07/01/21	400,000	403,000
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.50% due 04/15/21[1]	400,000	390,500
Springleaf Finance Corp.
7.75% due 10/01/21[2]	385,000	389,331
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust
5.00% due 10/01/21	200,000	211,000
4.50% due 05/15/21	161,000	166,434
Sabra Health Care Limited Partnership / Sabra
Capital Corp.
5.50% due 02/01/21	292,000	300,395
OneMain Financial Holdings LLC
7.25% due 12/15/21[1]	231,000	232,733
PHH Corp.
6.38% due 08/15/21	200,000	195,500
Aircastle Ltd.
5.13% due 03/15/21	185,000	195,406
Iron Mountain, Inc.
4.38% due 06/01/21[1]	190,000	194,750
DuPont Fabros Technology, LP
5.88% due 09/15/21	185,000	193,209
CTR Partnership Limited Partnership / CareTrust
Capital Corp.
5.88% due 06/01/21	184,000	190,440
RHP Hotel Properties Limited Partnership /
RHP Finance Corp.
5.00% due 04/15/21	185,000	188,700
Credit Acceptance Corp.
6.13% due 02/15/21	185,000	187,313
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[1]	184,000	183,080
Radian Group, Inc.
7.00% due 03/15/21	100,000	109,220
iStar, Inc.
6.50% due 07/01/21	100,000	100,500
Total Financial		8,903,926

Energy – 10.4%
Tesoro Logistics Limited Partnership /
Tesoro Logistics Finance Corp.
6.13% due 10/15/21	785,000	821,796
Sunoco Limited Partnership / Sunoco Finance Corp.
6.25% due 04/15/21	800,000	810,496
Weatherford International Ltd.
7.75% due 06/15/21[2]	700,000	686,875
SESI LLC
7.13% due 12/15/21	679,000	667,118
Denbury Resources, Inc.
9.00% due 05/15/21[1]	600,000	625,500
NuStar Logistics, LP
6.75% due 02/01/21	500,000	540,000
DCP Midstream LLC
4.75% due 09/30/21[1]	500,000	510,000
Sabine Pass Liquefaction LLC
6.25% due 03/15/22	400,000	433,000
Whiting Petroleum Corp.
5.75% due 03/15/21[2]	435,000	430,650
Transocean, Inc.
8.13% due 12/15/21[2]	410,000	407,950
Oasis Petroleum, Inc.
6.50% due 11/01/21[2]	345,000	350,175
Gibson Energy, Inc.
6.75% due 07/15/21[1]	300,000	312,750
QEP Resources, Inc.
6.88% due 03/01/21	290,000	300,150
SM Energy Co.
6.50% due 11/15/21[2]	261,000	264,589
Sanchez Energy Corp.
7.75% due 06/15/21	210,000	200,550
Martin Midstream Partners Limited Partnership /
Martin Midstream Finance Corp.
7.25% due 02/15/21	200,000	195,000
Endeavor Energy Resources LP / EER Finance, Inc.
7.00% due 08/15/21[1]	185,000	190,550

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 161

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 96.8% (continued)
Energy – 10.4% (continued)
Range Resources Corp.
5.75% due 06/01/21[1]	$184,000	$186,760
Precision Drilling Corp.
6.50% due 12/15/21	185,000	184,075
Unit Corp.
6.63% due 05/15/21	185,000	169,275
Williams Companies, Inc.
7.88% due 09/01/21	120,000	137,700
Total Energy		8,424,959

Basic Materials – 10.0%
Teck Resources Ltd.
4.50% due 01/15/21	578,000	591,728
8.00% due 06/01/21[1]	500,000	550,450
ArcelorMittal
6.50% due 03/01/21	900,000	980,999
United States Steel Corp.
8.38% due 07/01/21[1]	500,000	553,750
6.88% due 04/01/21	148,000	150,960
Aleris International, Inc.
9.50% due 04/01/21[1]	600,000	645,000
Allegheny Technologies, Inc.
5.95% due 01/15/21	680,000	629,000
Platform Specialty Products Corp.
10.38% due 05/01/21[1]	500,000	547,499
Constellium N.V.
7.88% due 04/01/21[1]	500,000	538,750
Anglo American Capital plc
4.13% due 04/15/21[1]	500,000	503,750
WR Grace & Co.
5.13% due 10/01/21[1]	385,000	405,213
Steel Dynamics, Inc.
5.13% due 10/01/21	385,000	403,288
Westlake Chemical Corp.
4.63% due 02/15/21[1]	385,000	401,363
First Quantum Minerals Ltd.
7.00% due 02/15/21[1]	400,000	396,000
AK Steel Corp.
7.63% due 10/01/21	200,000	209,000
Celanese US Holdings LLC
5.88% due 06/15/21	184,000	205,949
Chemtura Corp.
5.75% due 07/15/21	185,000	192,516
Coeur Mining, Inc.
7.88% due 02/01/21	168,000	175,140
Total Basic Materials		8,080,355

Industrial – 7.1%
Joy Global, Inc.
5.13% due 10/15/21	693,000	757,921
Milacron LLC / Mcron Finance Corp.
7.75% due 02/15/21[1]	600,000	613,500
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC /
Reynolds Group Issuer
6.87% due 02/15/21	359,715	370,507
8.25% due 02/15/21	208,076	214,944
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
6.75% due 01/31/21[1]	200,000	204,750
6.00% due 06/30/21[1]	200,000	202,500
Clean Harbors, Inc.
5.13% due 06/01/21	385,000	393,663
Terex Corp.
6.00% due 05/15/21	385,000	391,256
CEVA Group plc
7.00% due 03/01/21[1]	275,000	224,125
9.00% due 09/01/21[1]	250,000	162,500
Graphic Packaging International, Inc.
4.75% due 04/15/21	292,000	308,790
Park-Ohio Industries, Inc.
8.13% due 04/01/21	250,000	260,313
CNH Industrial Capital LLC
4.88% due 04/01/21[2]	200,000	206,500
WESCO Distribution, Inc.
5.38% due 12/15/21[2]	200,000	206,500
USG Corp.
5.88% due 11/01/21[1]	185,000	193,151
Huntington Ingalls Industries, Inc.
5.00% due 12/15/21[1]	185,000	193,094
Allegion US Holding Company, Inc.
5.75% due 10/01/21	185,000	192,863
Gibraltar Industries, Inc.
6.25% due 02/01/21	185,000	190,550
Triumph Group, Inc.
4.88% due 04/01/21	185,000	170,200
BWAY Holding Co.
9.13% due 08/15/21[1]	160,000	167,200
CPG Merger Sub LLC
8.00% due 10/01/21[1]	152,000	157,320
Total Industrial		5,782,147

Technology – 3.4%
Diamond 1 Finance Corporation / Diamond 2 Finance Corp
5.88% due 06/15/21[1]	1,120,000	1,180,056
NCR Corp.
4.63% due 02/15/21	385,000	394,143
5.88% due 12/15/21	185,000	193,788
NXP BV / NXP Funding LLC
4.13% due 06/01/21[1]	500,000	522,500
Dell, Inc.
4.63% due 04/01/21	285,000	291,413
Amkor Technology, Inc.
6.63% due 06/01/21	200,000	205,250
Total Technology		2,787,150

See notes to financial statements.
162 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF continued
	Face
	Amount	Value
CORPORATE BONDS†† – 96.8% (continued)
Utilities – 1.6%
NGL Energy Partners LP / NGL Energy Finance Corp.
6.88% due 10/15/21	$485,000	$486,213
DPL, Inc.
7.25% due 10/15/21	385,000	397,512
Talen Energy Supply LLC
4.60% due 12/15/21[2]	400,000	325,000
NRG Energy, Inc.
7.88% due 05/15/21	45,000	46,913
Total Utilities		1,255,638
Total Corporate Bonds
(Cost $77,358,028)		78,369,870

SECURITIES LENDING COLLATERAL††,3 – 4.6%
Joint Repurchase Agreements
RBC Dominion Securities, Inc.
issued 11/30/16 at 0.29% due 12/01/16	$860,908	$860,908
HSBC Securities (USA), Inc.
issued 11/30/16 at 0.27% due 12/01/16	860,908	860,908
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/16 at 0.28% due 12/01/16	860,908	860,908
Credit Suisse Securities (USA), LLC
issued 11/30/16 at 0.26% due 12/01/16	561,262	561,262
Citigroup Global Markets, Inc.
issued 11/30/16 at 0.28% due 12/01/16	553,806	553,806
Total Securities Lending Collateral
(Cost $3,697,792)		3,697,792
Total Investments – 101.4%
(Cost $81,055,820)		$82,067,662
Other Assets & Liabilities, net – (1.4)%		(1,129,558)
Total Net Assets – 100.0%		$80,938,104

††	Value determined based on Level 2 inputs — See Note 4.
1
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $30,256,128 (cost $30,197,355), or 37.4% of total net assets.

2	All or portion of this security is on loan at November 30, 2016 — See Note 2.
3	Securities lending collateral — See Note 2.

plc	Public Limited Company
REIT	Real Estate Investment Trust
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2021.
See Sector Classification in Supplemental Information section.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 163

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF continued

Country Diversification
% of Corporate
Country	Bonds
United States	83.4%
Canada	4.3%
Luxembourg	4.3%
United Kingdom	3.5%
Netherlands	1.9%
Bermuda	1.1%
Ireland	1.0%
Cayman Islands	0.5%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$78,369,870	$—	$78,369,870
Securities Lending Collateral	—	3,697,792	—	3,697,792
Total	$—	$82,067,662	$—	$82,067,662
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2016, there were no transfers between levels.

See notes to financial statements.
164 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 94.6%
Communications – 20.2%
SFR Group S.A.
6.00% due 05/15/22[1]	$1,900,000	$1,921,374
Frontier Communications Corp.
10.50% due 09/15/22	1,000,000	1,036,249
8.75% due 04/15/22	450,000	434,250
Altice Luxembourg S.A.
7.75% due 05/15/22[1]	1,355,000	1,422,750
Sprint Communications, Inc.
6.00% due 11/15/22	900,000	870,345
9.25% due 04/15/22	250,000	279,340
Nielsen Finance LLC / Nielsen Finance Co.
5.00% due 04/15/22[1]	1,050,000	1,074,938
DISH DBS Corp.
5.88% due 07/15/22	1,000,000	1,037,500
T-Mobile USA, Inc.
6.73% due 04/28/22	900,000	942,615
Clear Channel Worldwide Holdings, Inc.
6.50% due 11/15/22	900,000	907,500
Netflix, Inc.
5.50% due 02/15/22	700,000	752,500
Level 3 Financing, Inc.
5.38% due 08/15/22	700,000	714,000
CenturyLink, Inc.
5.80% due 03/15/22	700,000	692,125
Altice Financing S.A.
6.50% due 01/15/22[1]	650,000	671,531
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25% due 09/30/22	600,000	624,000
Windstream Services LLC
7.50% due 06/01/22	600,000	569,814
Inmarsat Finance plc
6.75% due 05/15/22[1]	400,000	383,000
Cablevision Systems Corp.
5.88% due 09/15/22	400,000	374,000
Cable One, Inc.
5.75% due 06/15/22[1]	302,000	311,815
West Corp.
5.38% due 07/15/22[1]	300,000	289,125
Consolidated Communications, Inc.
6.50% due 10/01/22	250,000	243,750
Match Group, Inc.
6.75% due 12/15/22	200,000	210,750
Sinclair Television Group, Inc.
6.13% due 10/01/22	200,000	208,500
Level 3 Communications, Inc.
5.75% due 12/01/22	200,000	205,000
Time, Inc.
5.75% due 04/15/22[1]	200,000	203,000
AMC Networks, Inc.
4.75% due 12/15/22	200,000	201,000
Acosta, Inc.
7.75% due 10/01/22[1]	200,000	166,500
McClatchy Co.
9.00% due 12/15/22	137,000	143,508
Cogent Communications Group, Inc.
5.38% due 03/01/22[1]	111,000	112,804
Total Communications		17,003,583

Consumer, Non-cyclical – 16.6%
Tenet Healthcare Corp.
8.13% due 04/01/22	1,700,000	1,563,999
Envision Healthcare Corp.
5.13% due 07/01/22[1]	680,000	673,200
5.63% due 07/15/22	450,000	461,250
HCA, Inc.
7.50% due 02/15/22	900,000	1,003,500
Fresenius Medical Care US Finance II, Inc.
5.88% due 01/31/22[1]	700,000	776,999
CHS/Community Health Systems, Inc.
6.88% due 02/01/22	1,050,000	705,469
Constellation Brands, Inc.
6.00% due 05/01/22	600,000	685,500
DaVita, Inc.
5.75% due 08/15/22	605,000	629,956
Post Holdings, Inc.
6.00% due 12/15/22[1]	600,000	625,290
ADT Corp.
3.50% due 07/15/22	568,000	538,180
Avon International Operations, Inc.
7.88% due 08/15/22[1]	500,000	525,000
Centene Corp.
4.75% due 05/15/22	500,000	495,000
Smithfield Foods, Inc.
6.63% due 08/15/22	390,000	412,913
Cott Beverages, Inc.
5.38% due 07/01/22	385,000	387,888
Hertz Corp.
6.25% due 10/15/22[2]	400,000	379,000
Edgewell Personal Care Co.
4.70% due 05/24/22	300,000	306,750
SUPERVALU, Inc.
7.75% due 11/15/22	300,000	298,500
Ashtead Capital, Inc.
6.50% due 07/15/22[1]	250,000	262,813
Endo Finance LLC / Endo Finco, Inc.
7.25% due 01/15/22[1]	261,000	250,886
WhiteWave Foods Co.
5.38% due 10/01/22	200,000	221,250
Darling Ingredients, Inc.
5.38% due 01/15/22	200,000	208,750
Live Nation Entertainment, Inc.
5.38% due 06/15/22[1]	200,000	208,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 165

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 94.6% (continued)
Consumer, Non-cyclical – 16.6% (continued)
Grifols Worldwide Operations Ltd.
5.25% due 04/01/22	$200,000	$207,000
TreeHouse Foods, Inc.
4.88% due 03/15/22	200,000	206,000
Halyard Health, Inc.
6.25% due 10/15/22	200,000	205,500
Cardtronics, Inc.
5.13% due 08/01/22	200,000	203,000
Midas Intermediate Holdco II LLC /
Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[1]	200,000	202,000
Molina Healthcare, Inc.
5.38% due 11/15/22	200,000	201,250
Acadia Healthcare Company, Inc.
5.13% due 07/01/22	200,000	194,500
RR Donnelley & Sons Co.
7.00% due 02/15/22	200,000	194,000
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.13% due 06/01/22[1]	200,000	193,750
Mallinckrodt International Finance S.A. /
Mallinckrodt CB LLC
5.75% due 08/01/22[1]	200,000	187,500
Endo Finance LLC
5.75% due 01/15/22[1]	200,000	181,250
Valeant Pharmaceuticals International, Inc.
7.25% due 07/15/22[1]	200,000	165,000
Total Consumer, Non-cyclical		13,960,843

Energy – 16.3%
Chesapeake Energy Corp.
8.00% due 12/15/22[1,2]	1,113,000	1,154,737
CONSOL Energy, Inc.
5.88% due 04/15/22	1,128,000	1,088,520
Continental Resources, Inc.
5.00% due 09/15/22	828,000	829,034
Rice Energy, Inc.
6.25% due 05/01/22	775,000	796,313
Antero Resources Corp.
5.13% due 12/01/22	750,000	765,000
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
6.25% due 10/15/22	700,000	752,500
Range Resources Corp.
5.88% due 07/01/22[1]	500,000	505,000
5.00% due 08/15/22[1]	250,000	241,250
Newfield Exploration Co.
5.75% due 01/30/22	707,000	735,280
WPX Energy, Inc.
6.00% due 01/15/22	700,000	720,783
Concho Resources, Inc.
6.50% due 01/15/22	350,000	364,000
5.50% due 10/01/22	200,000	206,500
PDC Energy, Inc.
7.75% due 10/15/22	500,000	530,000
Rowan Companies, Inc.
4.88% due 06/01/22	600,000	522,000
Oasis Petroleum, Inc.
6.88% due 03/15/22[2]	500,000	517,500
ONEOK, Inc.
4.25% due 02/01/22	500,000	491,250
Southwestern Energy Co.
4.10% due 03/15/22	500,000	462,500
CITGO Petroleum Corp.
6.25% due 08/15/22[1]	350,000	357,000
Crestwood Midstream Partners, LP /
Crestwood Midstream Finance Corp.
6.13% due 03/01/22	350,000	355,250
Blue Racer Midstream LLC / Blue Racer Finance Corp.
6.13% due 11/15/22[1]	350,000	343,000
Denbury Resources, Inc.
5.50% due 05/01/22	355,000	291,988
RSP Permian, Inc.
6.63% due 10/01/22	250,000	263,750
Weatherford International Ltd.
4.50% due 04/15/22[2]	250,000	217,970
Laredo Petroleum, Inc.
7.38% due 05/01/22[2]	200,000	209,000
Targa Resources Partners LP / Targas
Resources Finance Corp.
6.38% due 08/01/22	200,000	207,000
SM Energy Co.
6.13% due 11/15/22[2]	200,000	201,500
QEP Resources, Inc.
5.38% due 10/01/22	200,000	195,500
Jones Energy Holdings LLC / Jones Energy
Finance Corp.
6.75% due 04/01/22	200,000	182,000
Transocean, Inc.
5.55% due 10/15/22[2]	201,000	178,388
Total Energy		13,684,513

Consumer, Cyclical – 12.4%
1011778 BC ULC / New Red Finance, Inc.
6.00% due 04/01/22[1]	900,000	940,499
4.63% due 01/15/22[1]	400,000	407,500
Scientific Games International, Inc.
10.00% due 12/01/22	600,000	565,500
7.00% due 01/01/22[1]	425,000	450,500
WMG Acquisition Corp.
6.75% due 04/15/22[1]	500,000	526,250
5.63% due 04/15/22[1]	90,000	93,038
MPG Holdco I, Inc.
7.38% due 10/15/22	500,000	515,000
Brookfield Residential Properties Inc. /
Brookfield Residential US Corp.
6.13% due 07/01/22[1]	500,000	504,999

See notes to financial statements.
166 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF continued
	Face
	Amount	Value
CORPORATE BONDS†† – 94.6% (continued)
Consumer, Cyclical – 12.4% (continued)
KB Home
7.50% due 09/15/22	$450,000	$481,500
L Brands, Inc.
5.63% due 02/15/22	450,000	477,563
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22	450,000	474,750
MGM Resorts International
7.75% due 03/15/22	400,000	458,000
Tops Holding LLC / Tops Markets II Corp.
8.00% due 06/15/22[1]	500,000	433,750
ZF North America Capital, Inc.
4.50% due 04/29/22[1]	400,000	414,500
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.38% due 03/15/22	400,000	407,000
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 01/15/22	400,000	379,000
H&E Equipment Services, Inc.
7.00% due 09/01/22	294,000	310,905
Lennar Corp.
4.75% due 11/15/22	285,000	291,413
Meritage Homes Corp.
7.00% due 04/01/22	250,000	273,125
Penske Automotive Group, Inc.
5.75% due 10/01/22	238,000	244,545
Sally Holdings LLC / Sally Capital, Inc.
5.75% due 06/01/22	230,000	239,488
Regal Entertainment Group
5.75% due 03/15/22	200,000	210,500
Cinemark USA, Inc.
5.13% due 12/15/22	200,000	206,500
DR Horton, Inc.
4.38% due 09/15/22	200,000	206,000
Viking Cruises Ltd.
8.50% due 10/15/22[1]	200,000	204,500
PVH Corp.
4.50% due 12/15/22	200,000	202,500
Group 1 Automotive, Inc.
5.00% due 06/01/22	200,000	196,000
Men's Wearhouse, Inc.
7.00% due 07/01/22	200,000	183,000
CalAtlantic Group, Inc.
5.38% due 10/01/22	100,000	102,510
Total Consumer, Cyclical		10,400,335

Industrial – 9.6%
XPO Logistics, Inc.
6.50% due 06/15/22[1]	800,000	831,000
TransDigm, Inc.
6.00% due 07/15/22	800,000	828,000
Bombardier, Inc.
6.00% due 10/15/22[1]	800,000	706,000
Amsted Industries, Inc.
5.00% due 03/15/22[1]	700,000	696,500
Zebra Technologies Corp.
7.25% due 10/15/22[2]	500,000	543,170
Graphic Packaging International, Inc.
4.88% due 11/15/22	500,000	517,500
General Cable Corp.
5.75% due 10/01/22	500,000	480,000
Gates Global LLC / Gates Global Co.
6.00% due 07/15/22[1]	500,000	480,000
Berry Plastics Corp.
6.00% due 10/15/22	200,000	211,250
5.50% due 05/15/22	200,000	209,000
KLX, Inc.
5.88% due 12/01/22[1]	250,000	256,875
Ball Corp.
5.00% due 03/15/22	200,000	211,500
AECOM
5.75% due 10/15/22	200,000	210,500
Silgan Holdings, Inc.
5.50% due 02/01/22	200,000	209,250
Actuant Corp.
5.63% due 06/15/22	200,000	206,750
Sealed Air Corp.
4.88% due 12/01/22[1]	200,000	205,250
Owens-Brockway Glass Container, Inc.
5.00% due 01/15/22[1]	200,000	204,750
SBA Communications Corp.
4.88% due 07/15/22	200,000	200,666
Covanta Holding Corp.
6.38% due 10/01/22	200,000	199,500
Triumph Group, Inc.
5.25% due 06/01/22	200,000	182,000
Oshkosh Corp.
5.38% due 03/01/22	150,000	156,750
Griffon Corp.
5.25% due 03/01/22	120,000	119,850
Belden, Inc.
5.50% due 09/01/22[1]	100,000	102,500
Moog, Inc.
5.25% due 12/01/22[1]	90,000	92,025
Total Industrial		8,060,586

Basic Materials – 6.7%
ArcelorMittal
7.25% due 02/25/22	800,000	904,000
Ashland LLC
4.75% due 08/15/22	800,000	826,000
Platform Specialty Products Corp.
6.50% due 02/01/22[1,2]	800,000	792,000
PQ Corp.
6.75% due 11/15/22[1]	700,000	742,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 167

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF continued
	Face
	Amount	Value
CORPORATE BONDS†† – 94.6% (continued)
Basic Materials – 6.7% (continued)
AK Steel Corp.
8.38% due 04/01/22	$500,000	$527,500
Lundin Mining Corp.
7.88% due 11/01/22[1]	200,000	217,000
Celanese US Holdings LLC
4.63% due 11/15/22	200,000	213,460
Steel Dynamics, Inc.
6.38% due 08/15/22	200,000	211,500
SPCM S.A.
6.00% due 01/15/22[1]	200,000	206,500
United States Steel Corp.
7.50% due 03/15/22[2]	200,000	205,000
Huntsman International LLC
5.13% due 11/15/22	200,000	204,000
Cascades, Inc.
5.50% due 07/15/22[1]	200,000	203,750
Anglo American Capital plc
4.13% due 09/27/22[1]	200,000	201,500
Teck Resources Ltd.
4.75% due 01/15/22	194,000	197,395
Total Basic Materials		5,651,605

Financial – 6.4%
CIT Group, Inc.
5.00% due 08/15/22	900,000	939,375
Icahn Enterprises Limited Partnership /
Icahn Enterprises Finance Corp.
5.88% due 02/01/22	900,000	870,750
Ally Financial, Inc.
4.13% due 02/13/22	500,000	490,000
4.63% due 05/19/22	340,000	339,660
Equinix, Inc.
5.38% due 01/01/22	700,000	733,250
Navient Corp.
7.25% due 01/25/22	600,000	623,250
CoreCivic, Inc.
5.00% due 10/15/22	500,000	496,250
CyrusOne, LP / CyrusOne Finance Corp.
6.38% due 11/15/22	255,000	268,388
Greystar Real Estate Partners LLC
8.25% due 12/01/22[1]	200,000	217,500
Jefferies Finance LLC / JFIN Company-Issuer Corp.
6.88% due 04/15/22[1]	200,000	189,000
GEO Group, Inc.
5.88% due 01/15/22	100,000	100,250
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 06/01/22	92,000	90,620
Total Financial		5,358,293

Utilities – 3.0%
Dynegy, Inc.
7.38% due 11/01/22	1,000,000	955,000
Calpine Corp.
6.00% due 01/15/22[1]	700,000	731,056
Terraform Global Operating LLC
9.75% due 08/15/22[1,2]	400,000	429,000
NRG Energy, Inc.
6.25% due 07/15/22	400,000	403,000
Total Utilities		2,518,056

Technology – 2.9%
Infor US, Inc.
6.50% due 05/15/22	900,000	929,250
Advanced Micro Devices, Inc.
7.50% due 08/15/22	500,000	537,500
Micron Technology, Inc.
5.88% due 02/15/22[2]	400,000	415,500
NXP BV / NXP Funding LLC
4.63% due 06/15/22[1]	200,000	212,000
NCR Corp.
5.00% due 07/15/22	200,000	201,000
CDW LLC / CDW Finance Corp.
6.00% due 08/15/22	165,000	175,519
Total Technology		2,470,769

Diversified – 0.5%
HRG Group, Inc.
7.75% due 01/15/22	400,000	417,000
Total Corporate Bonds
(Cost $78,033,922)		79,525,583

SECURITIES LENDING COLLATERAL††,3 – 3.4%
Joint Repurchase Agreements
HSBC Securities (USA), Inc.
issued 11/30/16 at 0.27% due 12/01/16	$655,470	$655,470
Mizuho Securities (USA), Inc.
issued 11/30/16 at 0.28% due 12/01/16	655,470	655,470
RBC Dominion Securities, Inc.
issued 11/30/16 at 0.29% due 12/01/16	655,470	655,470
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/16 at 0.26% due 12/01/16	427,334	427,334
Citigroup Global Markets, Inc.
issued 11/30/16 at 0.28% due 12/01/16	421,780	421,780
Total Securities Lending Collateral
(Cost $2,815,524)		2,815,524
Total Investments – 98.0%
(Cost $80,849,446)		$82,341,107
Other Assets & Liabilities, net – 2.0%		1,643,226
Total Net Assets – 100.0%		$83,984,333

††	Value determined based on Level 2 inputs — See Note 4.
1
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $25,101,257 (cost $24,534,812), or 29.9% of total net assets.

2	All or portion of this security is on loan at November 30, 2016 — See Note 2.

See notes to financial statements.
168 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF continued

3	Securities lending collateral — See Note 2.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2022.
See Sector Classification in Supplemental Information section.

Country Diversification
% of Corporate
Country	Bonds
United States	87.3%
Luxembourg	4.0%
Canada	4.0%
France	2.7%
United Kingdom	0.7%
Bermuda	0.5%
Netherlands	0.3%
Other	0.5%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$79,525,583	$—	$79,525,583
Securities Lending Collateral	—	2,815,524	—	2,815,524
Total	$—	$82,341,107	$—	$82,341,107
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2016, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 169

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
	Face
	Amount	Value
CORPORATE BONDS†† – 97.2%
Consumer, Non-cyclical – 20.6%
Valeant Pharmaceuticals International, Inc.
5.88% due 05/15/23[1]	$600,000	$449,999
5.50% due 03/01/23[1]	300,000	222,000
United Rentals North America, Inc.
6.13% due 06/15/23[2]	300,000	318,000
4.63% due 07/15/23	80,000	82,700
Prime Security Services Borrower LLC / Prime Finance, Inc.
9.25% due 05/15/23[1]	320,000	344,800
Tenet Healthcare Corp.
6.75% due 06/15/23	400,000	343,000
Constellation Brands, Inc.
4.25% due 05/01/23	300,000	315,375
Jaguar Holding Company II / Pharmaceutical
Product Development LLC
6.38% due 08/01/23[1]	300,000	309,774
Team Health, Inc.
7.25% due 12/15/23[1]	250,000	282,190
ADT Corp.
4.13% due 06/15/23	260,000	248,950
Central Garden & Pet Co.
6.13% due 11/15/23	200,000	209,500
HCA, Inc.
5.88% due 05/01/23	200,000	206,000
Alere, Inc.
6.38% due 07/01/23[1]	200,000	202,750
Endo Limited / Endo Finance LLC / Endo Finco, Inc.
6.00% due 07/15/23[1]	200,000	179,000
Dean Foods Co.
6.50% due 03/15/23[1]	100,000	104,250
Hill-Rom Holdings, Inc.
5.75% due 09/01/23[1]	100,000	103,500
Acadia Healthcare Company, Inc.
5.63% due 02/15/23	100,000	99,000
HealthSouth Corp.
5.13% due 03/15/23	100,000	99,000
WEX, Inc.
4.75% due 02/01/23[1]	100,000	98,750
CEB, Inc.
5.63% due 06/15/23[1]	100,000	97,250
Avis Budget Car Rental LLC
5.50% due 04/01/23[2]	100,000	97,000
Avon Products, Inc.
7.00% due 03/15/23	100,000	92,250
Mallinckrodt International Finance S.A. /
Mallinckrodt CB LLC
5.63% due 10/15/23[1]	100,000	91,000
Kindred Healthcare, Inc.
8.75% due 01/15/23	100,000	89,375
Endo Finance LLC / Endo Finco, Inc.
5.38% due 01/15/23[1]	100,000	87,750
Mallinckrodt International Finance S.A.
4.75% due 04/15/23	100,000	85,000
Total Consumer, Non-cyclical		4,858,163

Communications – 20.0%
Sprint Corp.
7.88% due 09/15/23	730,000	755,549
T-Mobile USA, Inc.
6.00% due 03/01/23	300,000	315,000
6.84% due 04/28/23	200,000	212,750
6.63% due 04/01/23	200,000	212,000
CCO Holdings LLC / CCO Holdings Capital Corp.
5.75% due 09/01/23	200,000	210,250
5.13% due 02/15/23	100,000	103,000
5.13% due 05/01/23[1]	100,000	102,688
DISH DBS Corp.
5.00% due 03/15/23	300,000	297,000
Univision Communications, Inc.
5.13% due 05/15/23[1]	300,000	290,250
Frontier Communications Corp.
7.13% due 01/15/23	300,000	261,750
CSC Holdings LLC
10.13% due 01/15/23[1]	200,000	231,000
Unitymedia Hessen GmbH & Company KG /
Unitymedia NRW GmbH
5.50% due 01/15/23[1]	200,000	205,750
Virgin Media Finance plc
6.38% due 04/15/23[1]	200,000	205,374
Altice Financing S.A.
6.63% due 02/15/23[1]	200,000	203,500
Altice US Finance I Corp.
5.38% due 07/15/23[1]	200,000	203,000
Level 3 Financing, Inc.
5.63% due 02/01/23	100,000	101,750
5.13% due 05/01/23	100,000	100,125
Zayo Group LLC / Zayo Capital, Inc.
6.00% due 04/01/23	175,000	183,313
Anixter, Inc.
5.50% due 03/01/23	100,000	103,625
Equinix, Inc.
5.38% due 04/01/23	100,000	103,125
Lamar Media Corp.
5.00% due 05/01/23	100,000	102,250
CenturyLink, Inc.
6.75% due 12/01/23	100,000	100,375
Sirius XM Radio, Inc.
4.63% due 05/15/23[1]	100,000	98,625
Total Communications		4,702,049

Consumer, Cyclical – 15.5%
PetSmart, Inc.
7.13% due 03/15/23[1]	400,000	410,500
Sabre GLBL, Inc.
5.38% due 04/15/23[1]	132,000	134,310
5.25% due 11/15/23[1]	100,000	101,750
MGM Resorts International
6.00% due 03/15/23	200,000	215,500
See notes to financial statements.
170 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
Consumer, Cyclical – 15.5% (continued)
Interval Acquisition Corp.
5.63% due 04/15/23	$200,000	$206,000
JC Penney Corporation, Inc.
5.88% due 07/01/23[1]	200,000	205,500
Tempur Sealy International, Inc.
5.63% due 10/15/23	200,000	205,000
Schaeffler Finance BV
4.75% due 05/15/23[1]	200,000	202,750
Fiat Chrysler Automobiles N.V.
5.25% due 04/15/23	200,000	199,250
Rite Aid Corp.
6.13% due 04/01/23[1]	100,000	107,265
L Brands, Inc.
5.63% due 10/15/23	100,000	106,875
Carmike Cinemas, Inc.
6.00% due 06/15/23[1]	100,000	106,875
Boyd Gaming Corp.
6.88% due 05/15/23	100,000	106,625
GLP Capital Limited Partnership / GLP Financing II, Inc.
5.38% due 11/01/23	100,000	105,002
Dana, Inc.
6.00% due 09/15/23	100,000	104,500
Sally Holdings LLC / Sally Capital, Inc.
5.50% due 11/01/23	100,000	104,500
Party City Holdings, Inc.
6.13% due 08/15/23[1]	100,000	104,250
American Builders & Contractors Supply Company, Inc.
5.75% due 12/15/23[1]	100,000	102,750
Goodyear Tire & Rubber Co.
5.13% due 11/15/23	100,000	102,625
Univar USA, Inc.
6.75% due 07/15/23[1]	100,000	102,250
Cinemark USA, Inc.
4.88% due 06/01/23	100,000	101,500
Taylor Morrison Communities, Inc. /
Monarch Communities, Inc.
5.88% due 04/15/23[1]	100,000	101,250
Lennar Corp.
4.88% due 12/15/23	100,000	99,000
Sonic Automotive, Inc.
5.00% due 05/15/23	100,000	97,000
Yum! Brands, Inc.
3.88% due 11/01/23	100,000	95,875
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/23	100,000	93,500
Beacon Roofing Supply, Inc.
6.38% due 10/01/23	26,000	27,755
Total Consumer, Cyclical		3,649,957

Energy – 13.8%
Continental Resources, Inc.
4.50% due 04/15/23	328,000	320,620
Concho Resources, Inc.
5.50% due 04/01/23	300,000	309,945
WPX Energy, Inc.
8.25% due 08/01/23	200,000	221,500
TerraForm Power Operating LLC
6.38% due 02/01/23[1,3]	200,000	205,560
Carrizo Oil & Gas, Inc.
6.25% due 04/15/23	200,000	205,000
Antero Resources Corp.
5.63% due 06/01/23	200,000	204,750
SM Energy Co.
6.50% due 01/01/23	200,000	202,000
Genesis Energy Limited Partnership /
Genesis Energy Finance Corp.
6.00% due 05/15/23	200,000	201,000
Whiting Petroleum Corp.
6.25% due 04/01/23[2]	200,000	196,250
Weatherford International Ltd.
8.25% due 06/15/23[2]	200,000	195,500
Targa Resources Partners Limited Partnership /
Targa Resources Partners Finance Corp.
5.25% due 05/01/23	100,000	100,000
4.25% due 11/15/23	100,000	94,750
Williams Companies, Inc.
3.70% due 01/15/23	150,000	142,125
EP Energy LLC / Everest Acquisition Finance, Inc.
6.38% due 06/15/23	200,000	141,000
CONSOL Energy, Inc.
8.00% due 04/01/23	100,000	102,500
Crestwood Midstream Partners Limited Partnership /
Crestwood Midstream Finance Corp.
6.25% due 04/01/23	100,000	102,000
Sunoco Limited Partnership / Sunoco Finance Corp.
6.38% due 04/01/23	100,000	100,750
QEP Resources, Inc.
5.25% due 05/01/23	100,000	97,500
Range Resources Corp.
5.00% due 03/15/23[1]	100,000	96,250
Oasis Petroleum, Inc.
6.88% due 01/15/23	14,000	14,420
Total Energy		3,253,420

Technology – 9.9%
First Data Corp.
7.00% due 12/01/23[1]	500,000	524,690
5.38% due 08/15/23[1]	300,000	311,250
Micron Technology, Inc.
5.25% due 08/01/23[1]	300,000	297,750
EMC Corp./MA
3.38% due 06/01/23	300,000	271,272
Sensata Technologies BV
4.88% due 10/15/23[1]	200,000	206,248

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 171

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF continued
	Face
	Amount	Value
CORPORATE BONDS†† – 97.2% (continued)
Technology – 9.9% (continued)
NCR Corp.
6.38% due 12/15/23	$100,000	$105,500
SS&C Technologies Holdings, Inc.
5.88% due 07/15/23	100,000	102,500
Quintiles IMS, Inc.
4.88% due 05/15/23[1]	100,000	102,450
Open Text Corp.
5.63% due 01/15/23[1]	100,000	102,250
VeriSign, Inc.
4.63% due 05/01/23	100,000	102,125
CDW LLC / CDW Finance Corp.
5.00% due 09/01/23	100,000	100,750
Brocade Communications Systems, Inc.
4.63% due 01/15/23	100,000	99,875
Total Technology		2,326,660

Industrial – 6.7%
Ardagh Packaging Finance plc /
Ardagh Holdings USA, Inc.
4.63% due 05/15/23[1]	300,000	297,187
Bombardier, Inc.
6.13% due 01/15/23[1]	300,000	260,250
Sealed Air Corp.
5.25% due 04/01/23[1]	200,000	207,000
Owens Brockway Glass Container, Inc.
5.88% due 08/15/23[1]	100,000	104,688
Norbord, Inc.
6.25% due 04/15/23[1]	100,000	104,500
Orbital ATK, Inc.
5.50% due 10/01/23	100,000	103,750
Masonite International Corp.
5.63% due 03/15/23[1]	100,000	102,250
Summit Materials LLC / Summit Materials Finance Corp.
6.13% due 07/15/23	100,000	102,000
Crown Americas /Crown Americas Capital Corp. III
4.50% due 01/15/23	100,000	101,750
Berry Plastics Corp.
5.13% due 07/15/23	100,000	101,375
Ball Corp.
4.00% due 11/15/23	100,000	98,313
Total Industrial		1,583,063

Financial – 5.5%
VEREIT Operating Partnership, LP
4.60% due 02/06/24	200,000	205,300
Alliant Holdings Intermediate LLC
8.25% due 08/01/23[1]	200,000	203,000
Realogy Group LLC / Realogy Company-Issuer Corp.
4.88% due 06/01/23[1]	200,000	193,000
Navient Corp.
5.50% due 01/25/23[2]	200,000	190,750
Iron Mountain, Inc.
6.00% due 08/15/23	100,000	106,500
CIT Group, Inc.
5.00% due 08/01/23	100,000	103,250
Credit Acceptance Corp.
7.38% due 03/15/23	100,000	102,750
Sabra Health Care Limited Partnership /
Sabra Capital Corp.
5.38% due 06/01/23	100,000	100,000
GEO Group, Inc.
5.13% due 04/01/23	100,000	95,000
Total Financial		1,299,550

Basic Materials – 3.7%
Cascades, Inc.
5.75% due 07/15/23[1]	200,000	202,750
Steel Dynamics, Inc.
5.25% due 04/15/23	100,000	104,250
Westlake Chemical Corp.
4.88% due 05/15/23[1]	100,000	104,125
Commercial Metals Co.
4.88% due 05/15/23	100,000	100,650
PolyOne Corp.
5.25% due 03/15/23	100,000	100,000
Clearwater Paper Corp.
4.50% due 02/01/23	100,000	98,000
Allegheny Technologies, Inc.
7.88% due 08/15/23	100,000	93,250
Teck Resources Ltd.
3.75% due 02/01/23[2]	65,000	61,994
Total Basic Materials		865,019

Utilities – 1.5%
NRG Energy, Inc.
6.63% due 03/15/23	100,000	100,000
7.88% due 05/15/21	56,000	58,380
AES Corp.
4.88% due 05/15/23	100,000	97,500
Calpine Corp.
5.38% due 01/15/23	100,000	97,041
Total Utilities		352,921
Total Corporate Bonds
(Cost $22,630,359)		22,890,802

SECURITIES LENDING COLLATERAL††,4 – 3.3%
Joint Repurchase Agreements
Citigroup Global Markets, Inc.
issued 11/30/16 at 0.28% due 12/01/16	$250,000	$250,000
HSBC Securities (USA), Inc.
issued 11/30/16 at 0.27% due 12/01/16	250,000	250,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/16 at 0.26% due 12/01/16	250,000	250,000

See notes to financial statements.
172 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF continued

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,4 – 3.3% (continued)
Joint Repurchase Agreements (continued)
Credit Suisse Securities (USA), LLC
issued 11/30/16 at 0.27% due 12/01/16	$18,880	$18,880
Total Securities Lending Collateral
(Cost $768,880)		768,880
Total Investments – 100.5%
(Cost $23,399,239)		$23,659,682
Other Assets & Liabilities, net – (0.5)%		(129,180)
Total Net Assets – 100.0%		$23,530,502

††	Value determined based on Level 2 inputs — See Note 4.
1
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $9,417,848 (cost $9,508,740), or 40.0% of total net assets.

2	All or portion of this security is on loan at November 30, 2016 — See Note 2.
3	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
4	Securities lending collateral — See Note 2.

plc	Public Limited Company
REIT	Real Estate Investment Trust
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2022.
See Sector Classification in Supplemental Information section.

Country Diversification
% of Corporate
Country	Bonds
United States	84.4%
Canada	6.5%
Netherlands	2.7%
Ireland	2.1%
Luxembourg	1.3%
Germany	0.9%
United Kingdom	0.9%
Bermuda	0.8%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$22,890,802	$—	$22,890,802
Securities Lending Collateral	—	768,880	—	768,880
Total	$—	$23,659,682	$—	$23,659,682
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2016, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 173

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSJO Guggenehim BulletShares 2024 High Yield Corporate Bond ETF

	Face
	Amount	Value
CORPORATE BONDS†† – 95.5%
Communications – 26.4%
Sprint Corp.
7.13% due 06/15/24	$300,000	$299,064
CCO Holdings LLC / CCO Holdings Capital Corp.
5.88% due 04/01/24[1]	200,000	212,250
T-Mobile USA, Inc.
6.00% due 04/15/24	200,000	210,500
Sirius XM Radio, Inc.
6.00% due 07/15/24[1]	200,000	208,500
DISH DBS Corp.
5.88% due 11/15/24	200,000	203,500
Level 3 Financing, Inc.
5.38% due 01/15/24	200,000	201,500
SFR Group S.A.
6.25% due 05/15/24[1]	200,000	198,500
Frontier Communications Corp.
7.63% due 04/15/24	200,000	173,500
MDC Partners, Inc.
6.50% due 05/01/24[1]	200,000	172,750
CSC Holdings LLC
5.25% due 06/01/24	100,000	93,990
Total Communications		1,974,054

Consumer, Cyclical – 15.0%
Asbury Automotive Group, Inc.
6.00% due 12/15/24	300,000	303,750
Aramark Services, Inc.
5.13% due 01/15/24	200,000	205,834
TRI Pointe Group Inc. / TRI Pointe Homes Inc.
5.88% due 06/15/24	200,000	203,750
KFC Holding Co./Pizza Hut Holdings LLC/
Taco Bell of America LLC
5.00% due 06/01/24[1]	200,000	202,500
Hanesbrands, Inc.
4.63% due 05/15/24[1]	200,000	200,500
Total Consumer, Cyclical		1,116,334

Consumer, Non-cyclical – 11.1%
United Rentals North America, Inc.
5.75% due 11/15/24	200,000	208,000
Albertsons Companies LLC / Safeway Incorporated /
New Albertson's Inc / Albertson's LLC
6.63% due 06/15/24[1]	200,000	207,220
DaVita, Inc.
5.13% due 07/15/24	200,000	197,875
Constellation Brands, Inc.
4.75% due 11/15/24	100,000	107,250
Spectrum Brands, Inc.
6.13% due 12/15/24	100,000	106,500
Total Consumer, Non-cyclical		826,845

Technology – 10.7%
First Data Corp.
5.75% due 01/15/24[1]	200,000	203,250
5.00% due 01/15/24[1]	100,000	101,250
Diamond 1 Finance Corporation / Diamond 2 Finance Corp
7.13% due 06/15/24[1]	200,000	218,664
Cengage Learning, Inc.
9.50% due 06/15/24[1]	200,000	175,500
Micron Technology, Inc.
5.25% due 01/15/24[1]	100,000	98,261
Total Technology		796,925

Industrial – 10.2%
Ardagh Packaging Finance plc /
Ardagh Holdings USA, Inc.
7.25% due 05/15/24[1]	250,000	262,188
TransDigm, Inc.
6.50% due 07/15/24	200,000	208,250
SBA Communications Corp.
4.88% due 09/01/24[1]	200,000	193,250
Belden, Inc.
5.25% due 07/15/24[1]	100,000	100,000
Total Industrial		763,688

Energy – 8.3%
Energy Transfer Equity, LP
5.88% due 01/15/24	200,000	206,000
WPX Energy, Inc.
5.25% due 09/15/24	200,000	195,750
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
6.38% due 05/01/24	100,000	108,250
Cheniere Corpus Christi Holdings LLC
7.00% due 06/30/24[1]	100,000	107,000
Total Energy		617,000

Utilities – 5.7%
Dynegy, Inc.
7.63% due 11/01/24	250,000	231,250
Calpine Corp.
5.50% due 02/01/24	200,000	192,000
Total Utilities		423,250

Financial – 5.3%
Ally Financial, Inc.
5.13% due 09/30/24	200,000	200,500
Kennedy-Wilson, Inc.
5.88% due 04/01/24	100,000	101,125
Navient Corp.
6.13% due 03/25/24	100,000	95,125
Total Financial		396,750

Basic Materials – 2.8%
Steel Dynamics, Inc.
5.50% due 10/01/24	200,000	212,000
Total Corporate Bonds
(Cost $7,227,043)		7,126,846
Total Investments – 95.5%
(Cost $7,227,043)		$7,126,846
Other Assets & Liabilities, net – 4.5%		334,853
Total Net Assets – 100.0%		$7,461,699

See notes to financial statements.
174 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
BSJO Guggenehim BulletShares 2024 High Yield Corporate Bond ETF continued

††	Value determined based on Level 2 inputs — See Note 4.
1
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $2,861,583 (cost $2,931,469), or 38.4% of total net assets.

plc	Public Limited Company
Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2024.
See Sector Classification in Supplemental Information section.

Country Diversification
% of Corporate
Country	Bonds
United States	91.1%
Ireland	3.7%
France	2.8%
Canada	2.4%
Total Corporate Bonds	100.0%
The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Corporate Bonds	$—	$7,126,846	$—	$7,126,846
Total	$—	$7,126,846	$—	$7,126,846
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2016, there were no transfers between levels.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 175

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
GSY Guggenheim Enhanced Short Duration ETF
	Face
	Amount	Value
COMMERCIAL PAPER†† – 18.3%
Clorox Co.
0.76% due 12/27/16	$15,900,000	$15,890,302
Philip Morris International, Inc.
0.00% due 12/01/16	15,000,000	14,999,850
Harley-Davidson Funding Corp.
0.69% due 12/05/16	15,000,000	14,998,500
Hasbro, Inc.
0.66% due 12/02/16	14,000,000	13,999,440
COX Enterprises, Inc.
0.70% due 12/12/16	14,000,000	13,996,500
General Mills, Inc.
0.64% due 12/13/16	14,000,000	13,996,220
Mattel, Inc.
0.65% due 12/14/16	14,000,000	13,995,940
Nissan Motor Acceptance Corp.
0.75% due 12/20/16	14,000,000	13,993,980
Ryder System, Inc.
0.77% due 12/27/16	14,000,000	13,991,495
Bemis Co., Inc.
0.69% due 12/05/16	12,000,000	11,998,800
Campbell Soup Co.
0.60% due 12/12/16	10,000,000	9,997,600
Mondelez International, Inc.
0.63% due 12/14/16	10,000,000	9,997,100
VF Corp.
0.62% due 12/05/16	9,700,000	9,699,127
Total Commercial Paper
(Cost $171,561,389)		171,554,854

REPURCHASE AGREEMENTS††,7 – 18.0%
Nomura Securities International, Inc.
issued 11/29/16 at 0.95% due 02/27/17	46,366,633	46,366,633
Bank of America, Inc.
issued 10/21/16 at 0.91% due 12/05/16	45,908,000	45,908,000
Mizuho Securities Company Ltd.
issued 11/21/16 at 1.56% due 02/21/17	45,051,000	45,051,000
Jefferies & Company, Inc.
issued 11/29/16 at 2.00% due 12/01/16	5,412,000	5,412,000
issued 11/09/16 at 3.63% due 12/09/16	5,386,000	5,386,000
issued 11/07/16 at 1.00% due 12/01/16	3,868,000	3,868,000
issued 11/25/16 at 2.00% due 12/28/16	3,717,000	3,717,000
issued 11/09/16 at 2.00% due 12/09/16	3,209,000	3,209,000
issued 11/15/16 at 3.54% due 12/15/16	2,689,000	2,689,000
issued 11/07/16 at 3.63% due 12/01/16	2,322,000	2,322,000
issued 11/22/16 at 3.00% due 12/21/16	1,819,000	1,819,000
issued 11/25/16 at 3.59% due 12/28/16	1,812,000	1,812,000
issued 11/15/16 at 3.64% due 12/15/16	1,182,000	1,182,000
issued 11/15/16 at 2.00% due 12/15/16	606,000	606,000
Total Repurchase Agreements
(Cost $169,347,633)		169,347,633

U.S. GOVERNMENT SECURITIES†† – 4.6%
United States Treasury Bill
0.00% due 01/19/17[1]	30,000,000	29,986,560
0.00% due 12/15/16[1]	9,000,000	8,999,532
0.00% due 01/12/17[1]	4,000,000	3,998,564
Total U.S. Government Securities
(Cost $42,984,092)		42,984,656

FOREIGN GOVERNMENT BONDS†† – 4.0%
Italy Buoni Ordinari del Tesoro BOT
0.00% due 01/31/17[1]	17,650,000	18,736,278
France Treasury Bill BTF
0.00% due 02/15/17[1]	17,490,000	18,583,017
Total Foreign Government Bonds
(Cost $37,177,415)		37,319,295

	Shares	Value
MONEY MARKET FUND† – 1.2%
Dreyfus Treasury Prime Cash Management Institutional Shares
0.24%[2]	11,250,429	$11,250,429
Total Money Market Fund
(Cost $11,250,429)		11,250,429

	Face
	Amount	Value
CORPORATE BONDS†† – 26.0%
Financial – 15.2%
Australia & New Zealand Banking Group Limited NY
1.23% due 09/23/19[3,4]	$9,360,000	$9,367,955
Sumitomo Mitsui Trust Bank Ltd.
1.79% due 10/18/19[3,4]	9,200,000	9,244,169
Fifth Third Bank/Cincinnati OH
1.44% due 09/27/19[3]	7,500,000	7,505,138
1.82% due 08/20/18[3]	1,700,000	1,712,325
Capital One North America/Mclean VA
1.62% due 09/13/19[3]	5,050,000	5,068,367
2.06% due 08/17/18[3]	4,100,000	4,139,048
Nordea Bank AB
1.46% due 09/30/19[3,4]	9,000,000	9,025,794
Bank of Nova Scotia
1.52% due 06/14/19[3]	7,250,000	7,278,710
HCP, Inc.
5.63% due 05/01/17	7,000,000	7,116,039
Wells Fargo Bank North America
1.53% due 05/24/19[3]	7,000,000	7,022,043
Synchrony Financial
1.88% due 08/15/17	7,000,000	7,011,102
Danske Bank A/S
1.42% due 09/06/19[3,4]	6,700,000	6,705,273
US Bank North America/Cincinnati OH
1.47% due 01/29/18[3]	6,600,000	6,620,354

See notes to financial statements.
176 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
GSY Guggenheim Enhanced Short Duration ETF continued

	Face
	Amount	Value
CORPORATE BONDS†† – 26.0% (continued)
Financial – 15.2% (continued)
Morgan Stanley
2.26% due 02/01/19[3]	$6,500,000	$6,604,540
Santander UK plc
2.34% due 03/14/19[3]	6,100,000	6,185,187
Macquarie Bank Ltd.
2.06% due 01/15/19[3,4]	3,000,000	3,029,583
1.65% due 03/24/17[3,4]	3,000,000	3,003,831
Westpac Banking Corp.
1.61% due 05/13/19[3]	6,000,000	6,024,084
JPMorgan Chase & Co.
1.71% due 03/22/19[3]	5,500,000	5,545,457
National Australia Bank Ltd.
1.66% due 01/14/19[3,4]	5,000,000	5,028,490
National Bank of Canada
1.70% due 12/14/18[3]	5,000,000	5,024,769
Sumitomo Mitsui Banking Corp.
1.55% due 10/19/18[3]	5,000,000	5,018,680
Voya Financial, Inc.
2.90% due 02/15/18	4,574,000	4,627,955
Goldman Sachs Group, Inc.
2.09% due 04/30/18[3]	2,500,000	2,524,093
Citigroup, Inc.
1.35% due 03/10/17	2,000,000	2,001,174
Total Financial		142,434,160

Consumer, Non-cyclical – 6.1%
Kraft Heinz Foods Co.
2.25% due 06/05/17	9,400,000	9,437,139
AmerisourceBergen Corp.
1.15% due 05/15/17	8,950,000	8,949,427
Ingredion, Inc.
1.80% due 09/25/17	8,510,000	8,526,765
UnitedHealth Group, Inc.
1.45% due 07/17/17	4,500,000	4,511,741
1.33% due 01/17/17[3]	3,000,000	3,002,142
Aetna, Inc.
1.49% due 12/08/17[3]	7,000,000	7,027,433
Actavis Funding SCS
2.35% due 03/12/18	6,000,000	6,037,854
Tenet Healthcare Corp.
4.35% due 06/15/20[3]	3,800,000	3,819,000
6.25% due 11/01/18	532,000	557,270
Express Scripts Holding Co.
1.25% due 06/02/17	4,000,000	3,999,600
HCA, Inc.
4.25% due 10/15/19	1,750,000	1,806,875
Total Consumer, Non-cyclical		57,675,246

Communications – 1.8%
AT&T, Inc.
2.40% due 03/15/17	7,000,000	7,023,842
Verizon Communications, Inc.
1.35% due 06/09/17	7,000,000	7,012,922
Level 3 Financing, Inc.
4.76% due 01/15/18[3,5]	3,000,000	3,005,625
Total Communications		17,042,389

Consumer, Cyclical – 1.4%
Macy's Retail Holdings, Inc.
7.45% due 07/15/17	6,000,000	6,220,932
Lennar Corp.
4.50% due 06/15/19	2,372,000	2,455,020
Hyundai Capital America
2.13% due 10/02/17[4]	2,000,000	2,007,438
Daimler Finance North America LLC
1.59% due 08/03/17[3,4]	2,000,000	2,006,900
Total Consumer, Cyclical		12,690,290

Industrial – 0.9%
Penske Truck Leasing Company LP / PTL Finance Corp.
3.75% due 05/11/17[4]	7,000,000	7,067,263
CNH Industrial Capital LLC
3.88% due 07/16/18	854,000	865,743
3.63% due 04/15/18	850,000	860,625
Total Industrial		8,793,631

Energy – 0.5%
Equities Corp.
5.15% due 03/01/18	4,300,000	4,445,899

Utilities – 0.1%
AES Corp.
3.84% due 06/01/19[3]	810,000	805,950
Total Corporate Bonds
(Cost $243,077,409)		243,887,565

ASSET BACKED SECURITIES†† – 13.3%
Collateralized Loan Obligations – 13.1%
CIFC Funding Ltd.
2013-3A, 3.36% due 10/24/25[3,4]	3,500,000	3,500,525
2013-4A, 4.08% due 11/27/24[3,4]	2,500,000	2,504,069
2015-2A, 2.58% due 12/05/24[3,4]	2,000,000	2,001,513
Ares Enhanced Loan Investment Strategy IR Ltd.
2013-IRAR, 1.96% due 07/23/25[3,4]	5,500,000	5,508,380
Great Lakes CLO Ltd.
2015-1A, 2.63% due 07/15/26[3,4]	3,000,000	2,982,073
2012-1A, 4.78% due 01/15/23[3,4]	2,000,000	1,986,289
2014-1A, 4.38% due 04/15/25[3,4]	500,000	489,851
Fortress Credit BSL II Ltd.
2013-2A, 2.19% due 10/19/25[3,4]	5,000,000	4,999,468
Great Lakes CLO 2012-1 Ltd.
2012-1A, 2.51% due 01/15/23[3,4]	3,477,437	3,468,325

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 177

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
GSY Guggenheim Enhanced Short Duration ETF continued

	Face
	Amount	Value
ASSET BACKED SECURITIES†† – 13.3% (continued)
Collateralized Loan Obligations – 13.1% (continued)
AIMCO CLO Series
2015-AA, 2.98% due 01/15/28[3,4]	$3,000,000	$3,019,769
Northwoods Capital XIV Ltd.
2014-14A, 2.50% due 11/12/25[3,4]	3,000,000	3,010,089
Cavalry CLO II
2013-2A, 2.03% due 01/17/24[3,4]	3,000,000	3,003,086
Fortress Credit Funding V, LP
2015-5A, 3.56% due 08/15/22[3,4]	3,000,000	3,002,243
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 2.03% due 04/25/25[3,4]	3,000,000	2,995,582
Golub Capital Partners CLO 33M Ltd.
2016-33A, 3.39% due 11/21/28[3,4]	3,000,000	2,991,427
FS Senior Funding Ltd.
2015-1A, 2.47% due 05/28/25[3,4]	3,000,000	2,982,225
RFTI Issuer Ltd.
2015-FL1, 2.29% due 08/15/30[3,4]	2,881,346	2,878,082
Octagon Investment Partners XIV Ltd.
2012-1A, 3.68% due 01/15/24[3,4]	2,700,000	2,710,043
Cent CLO 21 Ltd.
2014-21A, 2.38% due 07/27/26[3,4]	2,500,000	2,496,248
Ares CLO Ltd.
2015-2A, 3.38% due 10/12/23[3,4]	2,195,000	2,203,471
Black Diamond CLO Ltd.
2013-1A, 2.16% due 02/01/23[3,4]	2,149,193	2,139,053
CFIP CLO Ltd.
2014-1A, 2.14% due 04/13/25[3,4]	2,100,000	2,094,225
Oaktree EIF I Series A1 Ltd.
2016-A1, 3.28% due 10/18/27[3,4]	2,000,000	2,018,757
Newstar Trust
2012-2A, 3.95% due 01/20/23[3,4]	2,000,000	2,018,071
ACIS CLO Ltd.
2015-6A, 2.35% due 05/01/27[3,4]	2,000,000	2,012,145
Vibrant CLO Limited
2015-1A, 2.78% due 07/17/24[3,4]	2,000,000	2,006,827
Garrison Funding Ltd.
2015-1A, 3.33% due 05/25/27[3,4]	2,000,000	2,005,727
Mountain Hawk I CLO Ltd.
2013-1A, 2.88% due 01/20/24[3,4]	2,000,000	2,004,908
Venture XVI CLO Ltd.
2014-16A, 2.18% due 04/15/26[3,4]	2,000,000	2,003,350
Dryden XXIV Senior Loan Fund
2015-24RA, 3.52% due 11/15/23[3,4]	2,000,000	2,002,931
OZLM Funding II Ltd.
2016-2A, 3.62% due 10/30/27[3,4]	2,000,000	2,002,312
Dryden XXXI Senior Loan Fund
2014-31A, 2.03% due 04/18/26[3,4]	2,000,000	2,001,500
Golub Capital Partners CLO Ltd.
2015-23A, 2.93% due 05/05/27[3,4]	2,000,000	1,999,753
Atlas Senior Loan Fund V Ltd.
2016-1A, 3.53% due 07/16/26[3,4]	2,000,000	1,999,729
Marea CLO Ltd.
2015-1A, 2.48% due 10/15/23[3,4]	2,000,000	1,999,287
Cerberus Loan Funding XVI, LP
2016-2A, 3.24% due 11/17/27†††,3,4	2,000,000	1,998,903
Fortress Credit Investments IV Ltd.
2015-4A, 2.58% due 07/17/23[3,4]	2,000,000	1,998,858
CIFC Funding 2015-III Ltd.
2015-3A, 3.59% due 10/19/27[3,4]	2,000,000	1,997,959
Fifth Street SLF II Ltd.
2015-2A, 2.81% due 09/29/27[3,4]	2,000,000	1,997,024
Anchorage Capital CLO 4 Ltd.
2014-4A, 2.90% due 07/28/26[3,4]	2,000,000	1,994,864
Monroe Capital CLO Ltd.
2014-1A, 2.50% due 10/22/26[3,4]	2,000,000	1,972,854
Seneca Park CLO Ltd.
2014-1A, 2.63% due 07/17/26[3,4]	1,950,000	1,949,924
Gallatin CLO VII Ltd.
2014-1A, 3.58% due 07/15/23[3,4]	1,500,000	1,505,691
COA Summit CLO Limited 2014-1
2014-1X, 3.58% due 04/20/23	1,500,000	1,504,486
Goldentree Credit Opportunities Financing Ltd.
2012-1X, 4.65% due 06/15/28[3]	1,500,000	1,501,726
OZLM Funding III Ltd.
2013-3A, 3.80% due 01/22/25[3,4]	1,500,000	1,500,000
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 1.28% due 04/29/19[3,4]	1,500,000	1,492,411
Telos CLO Ltd.
2013-3A, 3.68% due 01/17/24[3,4]	750,000	752,745
2013-4A, 3.43% due 07/17/24[3,4]	500,000	493,971
Cerberus Onshore II CLO LLC
2014-1A, 3.38% due 10/15/23[3,4]	1,000,000	1,001,078
San Gabriel CLO Ltd.
2007-1X B, 2.91% due 09/10/21	1,000,000	998,151
Palmer Square CLO Ltd.
2014-1A, 3.23% due 10/17/22[3,4]	1,000,000	996,910
Baker Street CLO II Ltd.
2006-1X C, 1.41% due 10/15/19[3]	1,000,000	996,165
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 2.56% due 10/10/26[3,4]	1,000,000	991,352
Golub Capital BDC CLO LLC
2014-1A, 3.21% due 04/25/26[3,4]	1,000,000	990,797
Halcyon Loan Advisors Funding 2012-1 Ltd.
2012-1x B, 3.82% due 08/15/23[3]	1,000,000	981,326
Kingsland IV Ltd.
2007-4x D, 2.13% due 04/16/21[3]	1,000,000	957,053
ALM VII Ltd.
2013-7R2A, 3.31% due 04/24/24[3,4]	750,000	750,570
Fortress Credit Opportunities III CLO, LP
2014-3A, 3.16% due 04/28/26[3,4]	750,000	746,254

See notes to financial statements.
178 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
GSY Guggenheim Enhanced Short Duration ETF continued

	Face
	Amount	Value
ASSET BACKED SECURITIES†† – 13.3% (continued)
Collateralized Loan Obligations – 13.1% (continued)
DIVCORE CLO Ltd.
2013-1A, 4.43% due 11/15/32[3,4]	$600,000	$599,265
Newstar Commercial Loan Funding LLC
2014-1A, 4.30% due 04/20/25[3,4]	500,000	494,088
Rockwall CDO Ltd.
2007-1A, 1.31% due 08/01/24[3,4]	500,000	492,247
ICE EM CLO
2007-1X, 1.46% due 08/15/22	35,240	35,136
Total Collateralized Loan Obligations		122,733,141

Collateralized Debt Obligations – 0.2%
Triaxx Prime CDO Ltd.
2006-2A, 0.79% due 10/02/39[3,4]	1,150,142	1,113,709
SRERS Funding Ltd.
2011-RS, 0.79% due 05/09/46[3,4]	277,598	273,468
2011-RSX A1B1, 0.79% due 05/09/46	158,628	156,267
Total Collateralized Debt Obligations		1,543,444

Financial – 0.0%**
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.85% due 07/09/17[3]	312,000	310,903
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.97% due 07/10/17[3]	190,130	189,717
Total Financial		500,620
Total Asset Backed Securities
(Cost $123,926,332)		124,777,205

MUNICIPAL BONDS†† – 8.0%
Florida – 3.0%
City of West Palm Beach Florida Utility System Revenue Bonds
0.63% due 10/01/38[3]	27,855,000	27,855,000

Illinois – 2.0%
Chicago O'Hare International Airport Revenue Bonds
0.57% due 01/01/35[3]	19,000,000	19,000,000

California – 1.6%
University of California Revenue Bonds
1.03% due 07/01/41[3]	5,000,000	5,000,250
San Diego County Regional Transportation Commission
Revenue Bonds
0.52% due 04/01/38[3]	4,545,000	4,545,000
Santa Clara Valley Transportation Authority Revenue Bonds
0.54% due 04/01/36[3]	4,300,000	4,300,000
State of California General Obligation Unlimited
1.20% due 12/01/29[3]	1,175,000	1,177,714
Total California		15,022,964

Pennsylvania – 0.6%
Pennsylvania Turnpike Commission Revenue Bonds
1.00% due 12/01/17[3]	4,000,000	3,993,400
County of Allegheny Pennsylvania General
Obligation Unlimited
1.14% due 11/01/26[3]	1,350,000	1,292,045
Total Pennsylvania		5,285,445

Colorado – 0.5%
City of Colorado Springs Colorado Utilities System
Revenue Bonds
0.55% due 11/01/28[3]	4,350,000	4,350,000

Massachusetts – 0.3%
University of Massachusetts Building Authority
Revenue Bonds
0.58% due 11/01/34[3]	3,270,000	3,270,000
Total Municipal Bonds
(Cost $74,782,662)		74,783,409

COLLATERALIZED MORTGAGE OBLIGATIONS†† – 6.5%
Residential Mortgage Backed Securities – 5.9%
LSTAR Securities Investment Trust
2015-1, 2.53% due 01/01/20[3,4]	8,988,265	9,019,759
2016-5, 2.53% due 11/01/21[3,4]	4,000,000	3,968,388
2015-4, 2.53% due 04/01/20[3,4]	3,044,274	3,006,221
2015-3, 2.53% due 03/01/20[3,4]	2,623,617	2,620,765
2015-2, 2.53% due 01/01/20[3,4]	1,769,413	1,768,967
LSTAR Securities Investment Ltd.
2016-3, 2.53% due 09/01/21[3,4]	5,376,241	5,293,435
2016-4, 2.53% due 10/01/21[3,4]	1,978,154	1,951,701
2015-6, 2.53% due 05/01/20[3,4]	1,543,816	1,520,659
VOLT L LLC
2016-NP10, 3.50% due 09/25/46[3,4]	3,946,503	3,960,867
Countrywide Asset-Backed Certificates
2006-6, 0.70% due 09/25/36[3]	3,122,912	2,924,598
2004-SD2, 1.46% due 06/25/33[3,4]	875,568	832,292
CWABS Incorporated Asset-Backed Certificates Trust
2004-4, 1.25% due 07/25/34[3]	3,812,687	3,628,605
GSAMP Trust
2005-HE6, 0.97% due 11/25/35[3]	2,200,000	2,169,384
VOLT XXXVI LLC
2015-NP10, 3.62% due 07/25/45[3,4]	2,094,494	2,107,128
GCAT LLC
2015-1, 3.62% due 05/26/20[3,4]	2,032,555	2,040,717
Bayview Opportunity Master Fund Trust
2016-LT1, 3.47% due 10/28/31[3,4]	1,964,014	1,964,086
AJAX Mortgage Loan Trust
2015-A, 3.88% due 11/25/54[3,4]	1,672,420	1,661,949
Accredited Mortgage Loan Trust
2007-1, 0.66% due 02/25/37[3]	1,668,550	1,619,700
Banc of America Funding Ltd.
2013-R1, 0.75% due 11/03/41[3,4]	1,625,375	1,481,833
GreenPoint Mortgage Funding Trust
2006-AR1, 0.82% due 02/25/36[3]	912,191	784,846
VOLT XXXIV LLC
2015-NPL7, 3.25% due 02/25/55[3,4]	571,537	571,500
Credit Suisse Mortgage Trust
2014-2R, 0.73% due 02/27/46[3,4]	407,028	384,331
Nomura Resecuritization Trust
2012-1R, 1.05% due 08/27/47[3,4]	199,964	196,450
Total Residential Mortgage Backed Securities		55,478,181

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 179

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
GSY Guggenheim Enhanced Short Duration ETF continued

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† – 6.5% (continued)
Commercial Mortgage Backed Securities – 0.6%
CDGJ Commercial Mortgage Trust
2014-BXCH, 3.04% due 12/15/27[3,4]	$2,100,000	$2,082,040
2014-BXCH, 2.39% due 12/15/27[3,4]	1,750,000	1,734,240
Morgan Stanley Capital I Trust
2015-XLF1, 1.69% due 08/14/31[3,4]	2,193,349	2,185,533
Total Commercial Mortgage Backed Securities		6,001,813
Total Collateralized Mortgage Obligations
(Cost $60,998,296)		61,479,994

SENIOR FLOATING RATE INTERESTS††,3 – 1.5%
Technology – 0.5%
First Data Corp.
3.54% due 03/24/21	2,724,573	2,735,227
Infor US, Inc.
3.75% due 06/03/20	1,932,062	1,928,043
Total Technology		4,663,270

Communications – 0.4%
Univision Communications, Inc.
3.99% due 03/01/20	2,735,307	2,734,604
T-Mobile USA, Inc.
3.52% due 11/09/22	992,500	1,001,700
Total Communications		3,736,304

Consumer, Non-cyclical – 0.3%
Fly Funding II Sarl
3.49% due 08/09/19	2,019,979	2,027,554
3.64% due 08/09/19	295,652	296,761
Total Consumer, Non-cyclical		2,324,315

Financial Institutions – 0.2%
National Financial Partners
4.50% due 07/01/20	1,850,429	1,852,168

Consumer, Cyclical – 0.1%
Smart & Final Stores LLC
4.34% due 11/15/19	733,500	729,524
4.25% due 11/15/19	445,894	443,478
Total Consumer, Cyclical		1,173,002

Financial – 0.0%**
Hyperion Insurance Group Ltd.
5.50% due 04/29/22	90,000	89,353
Total Senior Floating Rate Interests
(Cost $13,746,787)		13,838,412

SECURITIES LENDING COLLATERAL††,6 – 0.0%**
Joint Repurchase Agreements
RBC Dominion Securities, Inc.
issued 11/30/16 at 0.29% due 12/01/16	101,970	101,970
Total Securities Lending Collateral
(Cost $101,970)		101,970
Total Investments – 101.4%
(Cost $948,954,414)		$951,325,422
Other Assets & Liabilities, net – (1.4)%		(12,783,738)
Total Net Assets – 100.0%		$938,541,684

**	Less than 0.1%
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	Zero coupon rate security.
2	Rate indicated is the 7-day yield as of November 30, 2016.
3	Variable rate security. Rate indicated is rate effective at November 30, 2016.
4
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $223,985,832 (cost $222,841,065), or 23.9% of total net assets.

5	All or portion of this security is on loan at November 30, 2016 — See Note 2.
6	Securities lending collateral — See Note 2.
7	Repurchase Agreements – See Note 9.

Plc	Public Limited Company
See Sector Classification in Supplemental Information section.

Country Diversification
% of Total
Country	Investments
United States	73.8%
Cayman Islands	13.2%
Australia	2.8%
Italy	2.0%
France	2.0%
Japan	1.5%
Canada	1.3%
Other	3.4%
Total Investments	100.0%

See notes to financial statements.
180 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
GSY Guggenheim Enhanced Short Duration ETF continued
The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets:
Commercial Paper	$—	$171,554,854	$–-	$171,554,854
Repurchase Agreements	—	169,347,633	—	169,347,633
U.S. Government Securities	—	42,984,656	—	42,984,656
Foreign Government Bonds	—	37,319,295	—	37,319,295
Money Market Fund	11,250,429	—	—	11,250,429
Corporate Bonds	—	243,887,565	—	243,887,565
Asset Backed Securities	—	122,778,302	1,998,903	124,777,205
Municipal Bonds	—	74,783,409	—	74,783,409
Collateralized Mortgage Obligations	—	61,479,994	—	61,479,994
Senior Floating Rate Interests	—	13,838,412	—	13,838,412
Securities Lending Collateral	—	101,970	—	101,970
Total	$11,250,429	$938,076,090	$1,998,903	$951,325,422

Liabilities:
Forward Foreign Currency Exchange Contracts*	$—	$105,589	$—	$105,589
* These amounts are reported as unrealized gain/(loss) as of November 30, 2016.
The following is a summary of significant unobservable inputs used in the, fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

	Ending Balance at		Unobservable
Category	11/30/2016	Valuation Technique	Inputs
Asset Backed Securities	$1,998,903	Option adjusted spread off the month end broker quote over the 3 month LIBOR	Indicative Quote
Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2016, there were no transfers between levels.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended November 30, 2016:

Level 3 – Fair value measurement using significant unobservable inputs
Beginning Balance	$—
Change in Unrealized Gain/Loss	(1,097)
Purchases	2,000,000
Ending Balance	$1,998,903
Net change in unrealized depreciation for investments in securities still held at November 30, 2016	(1,097)

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 181

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
LVL Guggenheim S&P Global Dividend Opportunities Index ETF
	Shares	Value
COMMON STOCKS† – 98.1%
United States – 27.4%
Targa Resources Corp.	72,518	$3,864,484
Williams Companies, Inc.	75,832	2,328,042
Las Vegas Sands Corp.	19,636	1,230,588
CenturyLink, Inc.[1]	47,563	1,118,681
Macquarie Infrastructure Corp.	12,019	984,837
RR Donnelley & Sons Co.[1]	22,425	389,971
PennyMac Mortgage Investment Trust REIT	22,991	374,293
Chimera Investment Corp. REIT	21,805	369,813
New Residential Investment Corp. REIT	22,476	347,254
Lexington Realty Trust REIT	23,033	237,931
Redwood Trust, Inc. REIT	15,398	234,358
Starwood Property Trust, Inc. REIT	10,092	226,767
Apollo Commercial Real Estate Finance, Inc. REIT	12,907	221,484
GEO Group, Inc. REIT	5,648	187,852
LSC Communications, Inc.	8,409	173,562
Gaming and Leisure Properties, Inc. REIT	5,679	173,266
CBL & Associates Properties, Inc. REIT	14,222	168,673
Sabra Health Care REIT, Inc. REIT	7,559	167,280
Capitol Federal Financial, Inc.	10,324	164,255
Medical Properties Trust, Inc. REIT	13,715	163,483
Liberty Property Trust REIT	4,139	163,077
Donnelley Financial Solutions, Inc.*	8,409	160,360
Gramercy Property Trust REIT	18,186	158,945
EPR Properties REIT	2,033	141,375
CoreCivic, Inc. REIT	5,445	123,656
New York Community Bancorp, Inc.	7,513	120,058
Washington Real Estate Investment Trust REIT	3,423	106,318
Omega Healthcare Investors, Inc. REIT	3,330	98,102
HCP, Inc. REIT	3,088	91,189
Waddell & Reed Financial, Inc. — Class A	4,406	86,049
Quality Care Properties, Inc. REIT*	617	9,255
Total United States		14,385,258

Australia – 17.1%
CSR, Ltd.	548,688	1,649,970
Woodside Petroleum Ltd.	67,755	1,482,800
Downer EDI Ltd.	328,479	1,376,090
DUET Group	611,575	1,075,432
Woolworths Ltd.	61,936	1,047,478
Genworth Mortgage Insurance Australia Ltd.	127,425	288,093
Australia & New Zealand Banking Group Ltd.	10,494	220,277
National Australia Bank Ltd. ADR	9,286	198,488
Bendigo & Adelaide Bank Ltd.	20,141	179,318
IOOF Holdings Ltd.[1]	26,075	168,573
Insurance Australia Group Ltd.	39,841	164,550
Westpac Banking Corp.	7,013	162,027
Suncorp Group Ltd.	17,150	158,391
ASX Ltd.[1]	4,324	155,458
Spark Infrastructure Group	91,096	151,439
Bank of Queensland Ltd.	16,005	132,916
Stockland REIT	40,250	128,769
Vicinity Centres REIT	59,604	128,592
Commonwealth Bank of Australia	2,000	116,221
Total Australia		8,984,882

Canada – 9.6%
Whitecap Resources, Inc.	213,187	1,897,849
Crescent Point Energy Corp.	141,130	1,794,826
Inter Pipeline Ltd.	61,613	1,251,414
Smart Real Estate Investment Trust REIT	4,920	113,871
Total Canada		5,057,960

United Kingdom – 8.2%
Rio Tinto plc	40,857	1,526,298
SSE plc	40,309	742,841
National Grid plc	64,904	740,523
Vodafone Group plc	235,132	569,628
Berkeley Group Holdings plc	14,328	443,418
Aberdeen Asset Management plc	44,355	148,518
Admiral Group plc	4,777	113,459
Total United Kingdom		4,284,685

South Africa – 4.1%
Coronation Fund Managers Ltd.[1]	112,565	576,217
MTN Group Ltd.	46,398	374,459
Barclays Africa Group Ltd.	30,321	340,062
MMI Holdings Ltd.	193,885	303,830
Redefine Properties Ltd. REIT	295,972	218,398
Vodacom Group Ltd.[1]	20,663	213,211
Growthpoint Properties Ltd. REIT	81,850	145,187
Total South Africa		2,171,364

Hong Kong – 3.7%
SJM Holdings Ltd.	2,016,000	1,632,210
China South City Holdings Ltd.	1,442,000	334,629
Total Hong Kong		1,966,839

China – 3.7%
Country Garden Holdings Company Ltd.[1]	585,000	327,319
China Construction Bank Corp. — Class H	408,000	304,029
Agricultural Bank of China Ltd. — Class H	691,000	289,526
Industrial & Commercial Bank of China Ltd. — Class H	458,000	280,469
China Evergrande Group[1]	408,223	278,933

See notes to financial statements.
182 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued

	Shares	Value
COMMON STOCKS† – 98.1% (continued)
China – 3.7% (continued)
Bank of China Ltd. — Class H	597,424	$271,884
Huaneng Power International, Inc. — Class H	310,000	194,233
Total China		1,946,393

New Zealand – 3.4%
Spark New Zealand Ltd.	416,319	1,072,641
SKY Network Television Ltd.	211,804	719,107
Total New Zealand		1,791,748

Cayman Islands – 3.1%
Sands China Ltd.	333,200	1,640,946

France – 2.3%
Electricite de France S.A.	94,527	1,002,241
ICADE REIT	1,745	120,691
Fonciere Des Regions REIT	1,244	97,825
Total France		1,220,757

Norway – 2.3%
TGS Nopec Geophysical Company ASA	61,735	1,213,213

Turkey – 2.2%
Eregli Demir ve Celik Fabrikalari TAS	458,841	630,291
Turkcell Iletisim Hizmetleri AS	190,950	502,881
Total Turkey		1,133,172

Finland – 2.0%
Fortum Oyj	70,915	1,030,604

Italy – 1.3%
Snam SpA	120,681	467,779
UnipolSai SpA	63,113	120,510
Italgas SpA*	24,136	86,437
Total Italy		674,726

Spain – 1.3%
Enagas S.A.	22,507	555,104
Bolsas y Mercados Espanoles SHMSF S.A.	3,629	110,523
Total Spain		665,627

Portugal – 1.2%
EDP – Energias de Portugal S.A.	210,238	608,177

Netherlands – 1.0%
Delta Lloyd N.V.	88,277	508,769

Russian Federation – 1.0%
Mobile TeleSystems PJSC ADR	64,724	506,789

Germany – 0.9%
Freenet AG	19,531	498,694

Thailand – 0.9%
Advanced Info Service PCL	62,600	253,527
BTS Group Holdings PCL	911,772	222,324
Total Thailand		475,851

Switzerland – 0.5%
Zurich Insurance Group AG	547	143,107
Swiss Re AG	1,497	137,554
Total Switzerland		280,661

Sweden – 0.5%
Swedbank AB — Class A	5,702	131,494
Nordea Bank AB	11,548	121,209
Total Sweden		252,703

Czech Republic – 0.4%
Komercni Banka AS	5,573	184,418
Total Common Stocks
(Cost $50,293,169)		51,484,236

PREFERRED STOCKS† – 1.3%
Brazil – 1.3%
Cia Energetica de Minas Gerais ADR	302,208	679,968
Total Preferred Stocks
(Cost $1,252,698)		679,968

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,2 – 1.8%
Joint Repurchase Agreements
HSBC Securities (USA), Inc.
issued 11/30/16 at 0.27% due 12/01/16	$250,000	$250,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/16 at 0.26% due 12/01/16	250,000	250,000
RBC Dominion Securities, Inc.
issued 11/30/16 at 0.29% due 12/01/16	250,000	250,000
Citigroup Global Markets, Inc.
issued 11/30/16 at 0.28% due 12/01/16	138,811	138,811
Credit Suisse Securities (USA), LLC
issued 11/30/16 at 0.26% due 12/01/16	36,435	36,435
Total Securities Lending Collateral
(Cost $925,246)		925,246
Total Investments – 101.2%
(Cost $52,471,113)		$53,089,450
Other Assets & Liabilities, net – (1.2)%		(623,352)
Total Net Assets – 100.0%		$52,466,098

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at November 30, 2016 — See Note 2.
2	Securities lending collateral — See Note 2.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 183

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2016
LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued
% of Net
Portfolio Breakdown	Assets
Energy	26.4%
Financial	22.6%
Utilities	14.0%
Communications	11.1%
Consumer, Cyclical	9.8%
Industrial	6.2%
Consumer, Non-cyclical	4.9%
Other	4.4%
Total Long-Term Investments	99.4%
Securities Lending Collateral	1.8%
Total Investments	101.2%
Other Assets & Liabilities, net	-1.2%
Net Assets	100.0%

Currency Denomination
% of Long-Term
Currency Denomination	Investments
United States Dollar	29.9%
Australian Dollar	17.2%
Hong Kong Dollar	10.6%
Euro	10.0%
Canadian Dollar	9.7%
Pound Sterling	8.2%
South African Rand	4.2%
New Zealand Dollar	3.4%
Norwegian Krone	2.3%
Turkish Lira	2.2%
Thai Baht	0.9%
Swiss Franc	0.5%
Swedish Krona	0.5%
Czech Koruna	0.4%
Total Long-Term Investments	100.0%
The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 4 in the Notes to Financial Statements):

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Common Stocks	$51,484,236	$—	$—	$51,484,236
Preferred Stocks	679,968	—	—	679,968
Securities Lending Collateral	—	925,246	—	925,246
Total	$52,164,204	$925,246	$—	$53,089,450
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended November 30, 2016, there were no transfers between levels.

See notes to financial statements.
184 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	November 30, 2016

	Guggenheim		Guggenheim		Guggenheim		Guggenheim
	BulletShares		BulletShares		BulletShares		BulletShares
	2016 Corporate		2017 Corporate		2018 Corporate		2019 Corporate
	Bond ETF (BSCG	)	Bond ETF (BSCH	)	Bond ETF (BSCI	)	Bond ETF (BSCJ	)
ASSETS:
Investments, at value — including securities on loan	$410,589,373		$907,149,353		$937,677,873		$693,581,040
Repurchase agreements — at value	—		2,392,690		2,387,040		1,870,800
Cash	12,993,656		2,245,561		4,197,869		8,538,637
Receivables:
Interest	672,539		7,297,416		7,451,200		5,928,867
Securities lending income	6,302		1,253		1,496		2,495
Fund shares sold	—		—		—		12,698,659
Total assets	424,261,870		919,086,273		951,715,478		722,620,498
LIABILITIES:
Payable for:
Investments purchased	19,997,317		1,688,757		—		21,019,984
Management fees	84,035		180,448		186,798		135,296
Upon return of securities loaned	—		2,392,690		2,387,040		1,870,800
Total liabilities	20,081,352		4,261,895		2,573,838		23,026,080
NET ASSETS	$404,180,518		$914,824,378		$949,141,640		$699,594,418
NET ASSETS CONSIST OF:
Paid-in capital	$404,356,411		$912,192,595		$947,926,127		$698,571,379
Undistributed net investment income	77,924		1,079,785		1,332,553		1,159,950
Accumulated net realized gain (loss) on investments	(253,861)		166,648		(549,518)		(173,393)
Net unrealized appreciation on investments	44		1,385,350		432,478		36,482
NET ASSETS	$404,180,518		$914,824,378		$949,141,640		$699,594,418
Shares outstanding ($0.01 par value with unlimited amount authorized)	18,300,000		40,350,000		44,850,000		33,150,000
Net asset value	$22.09		$22.67		$21.16		$21.10
Investments in securities, at cost	410,589,329		905,764,003		937,245,395		693,544,558
Repurchase agreements, at cost	—		2,392,690		2,387,040		1,870,800
Securities on loan, at value	84,987,250		2,332,037		2,946,269		2,822,246
See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 185

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) continued	November 30, 2016

	Guggenheim		Guggenheim		Guggenheim		Guggenheim
	BulletShares		BulletShares		BulletShares		BulletShares
	2020 Corporate		2021 Corporate		2022 Corporate		2023 Corporate
	Bond ETF (BSCK	)	Bond ETF (BSCL	)	Bond ETF (BSCM	)	Bond ETF (BSCN	)
ASSETS:
Investments, at value — including securities on loan	$682,176,364		$474,944,756		$366,193,882		$130,581,480
Repurchase agreements — at value	7,083,046		3,004,319		2,509,968		638,440
Cash	1,925,850		2,761,505		1,488,243		596,402
Receivables:
Interest	6,195,132		4,082,803		3,173,110		1,143,692
Securities lending income	6,195		3,531		3,080		1,458
Fund shares sold	—		—		3,148,790		—
Total assets	697,386,587		484,796,914		376,517,073		132,961,472
LIABILITIES:
Payable for:
Upon return of securities loaned	7,083,046		3,004,319		2,509,968		638,440
Management fees	141,612		94,021		71,749		27,064
Fund shares redeemed	75,912		—		—		—
Investments purchased	—		—		3,993,764		—
Total liabilities	7,300,570		3,098,340		6,575,481		665,504
NET ASSETS	$690,086,017		$481,698,574		$369,941,592		$132,295,968
NET ASSETS CONSIST OF:
Paid-in capital	$690,674,293		$481,486,424		$372,078,169		$131,255,864
Undistributed net investment income	1,310,846		1,077,450		897,903		382,868
Accumulated net realized gain on investments	200,711		159,116		108,086		1,178,889
Net unrealized depreciation on investments	(2,099,833)		(1,024,416)		(3,142,566)		(521,653)
NET ASSETS	$690,086,017		$481,698,574		$369,941,592		$132,295,968
Shares outstanding ($0.01 par value with unlimited amount authorized)	32,550,000		22,950,000		17,700,000		6,450,000
Net asset value	$21.20		$20.99		$20.90		$20.51
Investments in securities, at cost	684,276,197		475,969,172		369,336,448		131,103,133
Repurchase agreements, at cost	7,083,046		3,004,319		2,509,968		638,440
Securities on loan, at value	7,166,068		4,369,963		3,414,087		622,154

See notes to financial statements.
186 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) continued	November 30, 2016

						Guggenheim
	Guggenheim		Guggenheim		Guggenheim	BulletShares
	BulletShares		BulletShares		BulletShares	2016 High Yield
	2024 Corporate		2025 Corporate		2026 Corporate	Corporate Bond
	Bond ETF (BSCO	)	Bond ETF (BSCP	)	Bond ETF (BSCQ )	ETF (BSJG	)
ASSETS:
Investments, at value — including securities on loan	$114,493,918		$38,591,420		$11,321,134	$380,553,746
Repurchase agreements — at value	596,436		543,400		—	—
Cash	660,688		380,245		73,600	23,467,132
Receivables:
Interest	1,002,052		377,233		91,668	1,624,873
Securities lending income	593		749		—	13,175
Total assets	116,753,687		39,893,047		11,486,402	405,658,926
LIABILITIES:
Payable for:
Upon return of securities loaned	596,436		543,400		—	—
Management fees	23,218		7,877		1,917	131,928
Investments purchased	—		—		—	39,994,633
Fund shares redeemed	—		—		—	1,290,680
Total liabilities	619,654		551,277		1,917	41,417,241
NET ASSETS	$116,134,033		$39,341,770		$11,484,485	$364,241,685
NET ASSETS CONSIST OF:
Paid-in capital	$117,140,456		$40,243,273		$11,911,106	$389,590,937
Undistributed net investment income	345,526		110,480		24,033	953,142
Accumulated net realized gain (loss) on investments	163,896		172,164		(2,845)	(26,309,290)
Net unrealized appreciation (depreciation) on investments	(1,515,845)		(1,184,147)		(447,809)	6,896
NET ASSETS	$116,134,033		$39,341,770		$11,484,485	$364,241,685
Shares outstanding ($0.01 par value with unlimited amount authorized)	5,700,000		1,950,000		600,000	14,100,000
Net asset value	$20.37		$20.18		$19.14	$25.83
Investments in securities, at cost	116,009,763		39,775,567		11,768,943	380,546,850
Repurchase agreements, at cost	596,436		543,400		—	—
Securities on loan, at value	582,003		529,064		—	149,977,500

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 187

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) continued	November 30, 2016

	Guggenheim		Guggenheim		Guggenheim	Guggenheim
	BulletShares		BulletShares		BulletShares	BulletShares
	2017 High Yield		2018 High Yield		2019 High Yield	2020 High Yield
	Corporate Bond		Corporate Bond		Corporate Bond	Corporate Bond
	ETF (BSJH	)	ETF (BSJI	)	ETF (BSJJ )	ETF (BSJK	)
ASSETS:
Investments, at value — including securities on loan	$653,313,605		$812,523,316		$459,191,976	$229,739,170
Repurchase agreements — at value	21,073,134		30,571,610		15,701,883	10,301,632
Cash	15,256,535		12,002,509		14,402,432	5,054,271
Receivables:
Interest	11,713,342		12,639,982		7,809,198	3,259,303
Securities lending income	17,652		35,014		13,377	12,415
Fund shares sold	—		—		2,402,080	7,236,335
Investments sold	—		1,573,226		—	—
Total assets	701,374,268		869,345,657		499,520,946	255,603,126
LIABILITIES:
Payable for:
Upon return of securities loaned	21,073,134		30,571,610		15,701,883	10,301,632
Investments purchased	4,740,280		6,760,000		13,978,513	4,582,586
Management fees	235,357		285,946		156,861	79,497
Line of credit fees	7,355		7,955		4,661	2,984
Total liabilities	26,056,126		37,625,511		29,841,918	14,966,699
NET ASSETS	$675,318,142		$831,720,146		$469,679,028	$240,636,427
NET ASSETS CONSIST OF:
Paid-in capital	$693,442,165		$844,827,546		$475,019,894	$241,508,782
Undistributed net investment income	2,330,444		2,899,970		2,283,486	1,166,142
Accumulated net realized loss on investments	(22,738,770)		(19,239,444)		(5,638,782)	(3,738,771)
Net unrealized appreciation (depreciation) on investments	2,284,303		3,232,074		(1,985,570)	1,700,274
NET ASSETS	$675,318,142		$831,720,146		$469,679,028	$240,636,427
Shares outstanding ($0.01 par value with unlimited amount authorized)	26,100,000		33,100,000		19,600,000	10,000,000
Net asset value	$25.87		$25.13		$23.96	$24.06
Investments in securities, at cost	651,029,302		809,291,242		461,177,546	228,038,896
Repurchase agreements, at cost	21,073,134		30,571,610		15,701,883	10,301,632
Securities on loan, at value	20,543,400		29,847,250		15,276,883	10,689,182

See notes to financial statements.
188 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) continued	November 30, 2016

	Guggenheim		Guggenheim		Guggenheim		Guggenheim
	BulletShares		BulletShares		BulletShares		BulletShares
	2021 High Yield		2022 High Yield		2023 High Yield		2024 High Yield
	Corporate Bond		Corporate Bond		Corporate Bond		Corporate Bond
	ETF (BSJL	)	ETF (BSJM	)	ETF (BSJN	)	ETF (BSJO	)
ASSETS:
Investments, at value — including securities on loan	$78,369,870		$79,525,583		$22,890,802		$7,126,846
Repurchase agreements — at value	3,697,792		2,815,524		768,880		—
Cash	1,207,615		10,013,326		295,068		213,958
Receivables:
Interest	1,383,806		1,037,991		351,712		123,460
Securities lending income	6,151		3,477		1,258		—
Fund shares sold	—		7,419,171		—		—
Total assets	84,665,234		100,815,072		24,307,720		7,464,264
LIABILITIES:
Payable for:
Upon return of securities loaned	3,697,792		2,815,524		768,880		—
Management fees	27,859		22,725		8,101		2,565
Line of credit fees	1,479		759		237		—
Investments purchased	—		13,991,731		—		—
Total liabilities	3,727,130		16,830,739		777,218		2,565
NET ASSETS	$80,938,104		$83,984,333		$23,530,502		$7,461,699
NET ASSETS CONSIST OF:
Paid-in capital	$79,708,672		$82,540,425		$23,133,537		$7,526,604
Undistributed net investment income	436,270		331,596		110,929		34,792
Accumulated net realized gain (loss) on investments	(218,680)		(379,349)		18,593		500
Net unrealized appreciation (depreciation) on investments	1,011,842		1,491,661		260,443		(100,197)
NET ASSETS	$80,938,104		$83,984,333		$23,523,502		$7,461,699
Shares outstanding ($0.01 par value with unlimited amount authorized)	3,300,000		3,400,000		900,000		300,000
Net asset value	$24.53		$24.70		$26.15		$24.87
Investments in securities, at cost	77,358,028		78,033,922		22,630,359		7,227,043
Repurchase agreements, at cost	3,697,792		2,815,524		768,880		—
Securities on loan, at value	3,607,905		2,750,454		750,606		—

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 189

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) continued	November 30, 2016

	Guggenheim		Guggenheim S&P
	Enhanced Short		Global Dividend
	Duration ETF		Opportunities
	(GSY	)	Index ETF (LVL	)
ASSETS:
Investments, at value — including securities on loan	$781,875,819		$52,164,204
Repurchase agreements — at value	169,449,603		925,246
Foreign currency, at value	—		118,454
Cash	1,578		61,932
Prepaid expenses	—		310
Receivables:
Interest	1,702,377		—
Securities lending income	477		1,066
Dividends	—		175,888
Tax reclaims	—		52,340
Total assets	953,029,854		53,499,440
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	105,589		—
Payable for:
Investments purchased	13,997,005		—
Management fees	153,829		29,081
Upon return of securities loaned	101,970		925,246
Professional fees	25,825		13,894
Intraday valuation fees	3,083		19,506
Other liabilities	100,869		45,615
Total liabilities	14,488,170		1,033,342
NET ASSETS	$938,541,684		$52,466,098
NET ASSETS CONSIST OF:
Paid-in capital	$936,081,074		$96,340,483
Undistributed net investment income	1,691,242		125,936
Accumulated net realized loss on investments	(1,496,051)		(44,602,962)
Net unrealized appreciation on investments	2,265,419		602,641
NET ASSETS	$938,541,684		$52,466,098
Shares outstanding ($0.01 par value with unlimited amount authorized)	18,700,000		5,280,000
Net asset value	$50.19		$9.94
Investments in securities, at cost	779,504,811		51,545,867
Repurchase agreements, at cost	169,449,603		925,246
Foreign currency, at cost	—		123,559
Securities on loan, at value	99,000		2,701,309

See notes to financial statements.
190 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENT OF OPERATIONS (Unaudited)	November 30, 2016
For the Six Months Ended November 30, 2016

	Guggenheim	Guggenheim	Guggenheim	Guggenheim
	BulletShares	BulletShares	BulletShares	BulletShares
	2016 Corporate	2017 Corporate	2018 Corporate	2019 Corporate
	Bond ETF (BSCG )	Bond ETF (BSCH )	Bond ETF (BSCI )	Bond ETF (BSCJ )
INVESTMENT INCOME:
Interest	$1,929,612	$7,183,992	$8,113,997	$6,849,797
Income from securities lending	22,455	6,950	8,557	19,189
Total investment income	1,952,067	7,190,942	8,122,554	6,868,986
EXPENSES:
Management fees	599,178	1,115,209	1,098,914	777,043
Total expenses	599,178	1,115,209	1,098,914	777,043
Net investment income	1,352,889	6,075,733	7,023,640	6,091,943
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	10,337	200,971	445,332	174,444
In-kind transactions	4,542	81,148	—	—
Net realized gain	14,879	282,119	445,332	174,444
Net change in unrealized appreciation (depreciation) on:
Investments	(276,003)	(1,038,431)	(3,016,621)	(4,163,849)
Net realized and unrealized loss	(261,124)	(756,312)	(2,571,289)	(3,989,405)
Net increase in net assets resulting from operations	$1,091,765	$5,319,421	$4,452,351	$2,102,538

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 191

STATEMENT OF OPERATIONS (Unaudited) continued	November 30, 2016
For the Six Months Ended November 30, 2016

	Guggenheim	Guggenheim	Guggenheim	Guggenheim
	BulletShares	BulletShares	BulletShares	BulletShares
	2020 Corporate	2021 Corporate	2022 Corporate	2023 Corporate
	Bond ETF (BSCK )	Bond ETF (BSCL )	Bond ETF (BSCM )	Bond ETF (BSCN )
INVESTMENT INCOME:
Interest	$8,178,071	$5,742,514	$4,829,955	$2,264,787
Income from securities lending	47,272	17,273	21,622	8,269
Total investment income	8,225,343	5,759,787	4,851,577	2,273,056
EXPENSES:
Management fees	813,208	511,771	406,881	172,364
Total expenses	813,208	511,771	406,881	172,364
Net investment income	7,412,135	5,248,016	4,444,696	2,100,692
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	247,369	424,975	308,789	382,766
In-kind transactions	163,277	—	—	766,949
Net realized gain	410,646	424,975	308,789	1,149,715
Net change in unrealized appreciation (depreciation) on:
Investments	(8,109,606)	(5,982,050)	(4,787,240)	(3,512,437)
Net realized and unrealized loss	(7,698,960)	(5,557,075)	(4,478,451)	(2,362,722)
Net decrease in net assets resulting from operations	$(286,825)	$(309,059)	$(33,755)	$(262,030)

See notes to financial statements.
192 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENT OF OPERATIONS (Unaudited) continued	November 30, 2016
For the Six Months Ended November 30, 2016

					Guggenheim
	Guggenheim	Guggenheim	Guggenheim		BulletShares
	BulletShares	BulletShares	BulletShares		2016 High Yield
	2024 Corporate	2025 Corporate	2026 Corporate		Corporate Bond
	Bond ETF (BSCO )	Bond ETF (BSCP )	Bond ETF (BSCQ	)[1]	ETF (BSJG )
INVESTMENT INCOME:
Interest	$1,806,658	$539,886	$51,310		$3,614,932
Income from securities lending	5,026	3,484	—		30,534
Total investment income	1,811,684	543,370	51,310		3,645,466
EXPENSES:
Management fees	134,206	41,071	4,327		965,216
Total expenses	134,206	41,071	4,327		965,216
Net investment income	1,677,478	502,299	46,983		2,680,250
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	215,114	168,490	(2,845)		288,311
In-kind transactions	—	—	—		239,894
Net realized gain (loss)	215,114	168,490	(2,845)		528,205
Net change in unrealized appreciation (depreciation) on:
Investments	(2,849,565)	(1,480,116)	(447,809)		(913,396)
Net realized and unrealized loss	(2,634,451)	(1,311,626)	(450,654)		(385,191)
Net increase (decrease) in net assets resulting from operations	$(956,973)	$(809,327)	$(403,671)		$2,295,059

[1]	Commencement of investment operations September 14, 2016.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 193

STATEMENT OF OPERATIONS (Unaudited) continued	November 30, 2016
For the Six Months Ended November 30, 2016

	Guggenheim	Guggenheim		Guggenheim		Guggenheim
	BulletShares	BulletShares		BulletShares		BulletShares
	2017 High Yield	2018 High Yield		2019 High Yield		2020 High Yield
	Corporate Bond	Corporate Bond		Corporate Bond		Corporate Bond
	ETF (BSJH )	ETF (BSJI	)	ETF (BSJJ	)	ETF (BSJK	)
INVESTMENT INCOME:
Interest	$14,877,563	$18,340,750		$11,338,383		$5,834,183
Income from securities lending	158,529	260,865		89,780		69,923
Total investment income	15,036,092	18,601,615		11,428,163		5,904,106
EXPENSES:
Management fees	1,488,648	1,612,884		851,114		421,236
Line of credit fee	110,512	124,114		66,514		35,109
Total expenses	1,599,160	1,736,998		917,628		456,345
Net investment income	13,436,932	16,864,617		10,510,535		5,447,761
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,344,092)	3,093,681		1,281,360		672,388
In-kind transactions	517,282	—		—		—
Net realized gain (loss)	(826,810)	3,093,681		1,281,360		672,388
Net change in unrealized appreciation (depreciation) on:
Investments	3,951,222	9,184,813		3,025,979		3,014,335
Net realized and unrealized gain	3,124,412	12,278,494		4,307,339		3,686,723
Net increase in net assets resulting from operations	$16,561,344	$29,143,111		$14,817,874		$9,134,484

See notes to financial statements.
194 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENT OF OPERATIONS (Unaudited) continued	November 30, 2016
For the Six Months Ended November 30, 2016

	Guggenheim		Guggenheim		Guggenheim		Guggenheim
	BulletShares		BulletShares		BulletShares		BulletShares
	2021 High Yield		2022 High Yield		2023 High Yield		2024 High Yield
	Corporate Bond		Corporate Bond		Corporate Bond		Corporate Bond
	ETF (BSJL	)	ETF (BSJM	)	ETF (BSJN	)	ETF (BSJO	)[1]
INVESTMENT INCOME:
Interest	$2,038,454		$1,737,575		$513,207		$78,102
Income from securities lending	25,913		20,436		6,043		—
Total investment income	2,064,367		1,758,011		519,250		78,102
EXPENSES:
Management fees	145,063		122,174		37,353		6,290
Line of credit fee	12,569		9,473		3,630		—
Total expenses	157,632		131,647		40,983		6,290
Net investment income	1,906,735		1,626,364		478,267		71,812
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	37,233		52,413		28,003		500
In-kind transactions	(14)		13		21		—
Net realized gain	37,219		52,426		28,024		500
Net change in unrealized appreciation (depreciation) on:
Investments	1,378,019		1,307,816		131,469		(100,197)
Net realized and unrealized gain (loss)	1,415,238		1,360,242		159,493		(99,697)
Net increase (decrease) in net assets resulting from operations	$3,321,973		$2,986,606		$637,760		$(27,885)

[1]	Commencement of investment operations September 14, 2016.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 195

STATEMENT OF OPERATIONS (Unaudited) continued	November 30, 2016
For the Six Months Ended November 30, 2016

	Guggenheim	Guggenheim S&P
	Enhanced Short	Global Dividend
	Duration ETF	Opportunities
	(GSY )	Index ETF (LVL )
INVESTMENT INCOME:
Interest	$6,977,003	$—
Income from securities lending	1,261	16,699
Dividends, net of foreign taxes withheld*	—	1,696,696
Total investment income	6,978,264	1,713,395
EXPENSES:
Management fees	864,797	131,637
Line of credit fee	116,916	—
Custodian fees	86,333	15,418
Administration fees	84,915	7,240
Professional fees	26,935	21,269
Trustees' fees and expenses*	17,265	4,977
Printing fees	13,664	4,413
Intraday valuation fees	9,793	6,506
Insurance	4,410	938
Listing fees	3,750	2,500
Licensing fees	—	13,164
Other expenses	3,770	1,076
Total expenses	1,232,548	209,138
Less:
Expenses waived by advisor	(627)	(38,010)
Net expenses	1,231,921	171,128
Net investment income	5,746,343	1,542,267
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	529,156	(118,886)
In-kind transactions	—	533,438
Foreign currency transactions	(32,414)	(20,609)
Net realized gain	496,742	393,943
Net change in unrealized appreciation (depreciation) on:
Investments	1,979,331	2,004,599
Foreign currency translations	33,725	(11,474)
Net change in unrealized appreciation (depreciation)	2,013,056	1,993,125
Net realized and unrealized gain	2,509,798	2,387,068
Net increase in net assets resulting from operations	$8,256,141	$3,929,335
* Foreign taxes withheld	$—	$92,242

See notes to financial statements.
196 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS	November 30, 2016

	Guggenheim BulletShares 2016		Guggenheim BulletShares 2017
	Corporate Bond ETF (BSCG)		Corporate Bond ETF (BSCH)
	Period Ended		Period Ended
	November 30, 2016	Year Ended	November 30, 2016	Year Ended
	(Unaudited)	May 31, 2016	(Unaudited)	May 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,352,889	$6,498,844	$6,075,733	$12,711,504
Net realized gain on investments	14,879	261,823	282,119	751,338
Net change in unrealized appreciation (depreciation) on investments	(276,003)	(2,467,033)	(1,038,431)	(3,616,487)
Net increase in net assets resulting from operations	1,091,765	4,293,634	5,319,421	9,846,355
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,720,530)	(6,681,315)	(6,058,665)	(12,663,885)
Capital gains	—	(483,360)	—	(824,445)
Total distributions to shareholders	(1,720,530)	(7,164,675)	(6,058,665)	(13,488,330)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	—	106,639,392	—	231,761,087
Cost of shares redeemed	(149,132,703)	(195,791,353)	(17,018,366)	(91,638,790)
Net increase (decrease) in net assets resulting from shareholder transactions	(149,132,703)	(89,151,961)	(17,018,366)	140,122,297
Net increase (decrease) in net assets	(149,761,468)	(92,023,002)	(17,757,610)	136,480,322
NET ASSETS:
Beginning of period	553,941,986	645,964,988	932,581,988	796,101,666
End of period	$404,180,518	$553,941,986	$914,824,378	$932,581,988
Undistributed net investment income at end of period	$77,924	$445,565	$1,079,785	$1,062,717
CHANGES IN SHARES OUTSTANDING:
Shares sold	—	4,800,000	—	10,200,000
Shares redeemed	(6,750,000)	(8,850,000)	(750,000)	(4,050,000)
Net increase (decrease) in shares	(6,750,000)	(4,050,000)	(750,000)	6,150,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 197

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2016

	Guggenheim BulletShares 2018		Guggenheim BulletShares 2019
	Corporate Bond ETF (BSCI)		Corporate Bond ETF (BSCJ)
	Period Ended		Period Ended
	November 30, 2016	Year Ended	November 30, 2016	Year Ended
	(Unaudited)	May 31, 2016	(Unaudited)	May 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,023,640	$12,482,123	$6,091,943	$8,988,906
Net realized gain (loss) on investments	445,332	(671,362)	174,444	(184,328)
Net change in unrealized appreciation (depreciation) on investments	(3,016,621)	(599,574)	(4,163,849)	2,126,313
Net increase in net assets resulting from operations	4,452,351	11,211,187	2,102,538	10,930,891
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,897,330)	(12,138,675)	(5,938,620)	(8,586,195)
Capital gains	—	(225,090)	—	(186,120)
Total distributions to shareholders	(6,897,330)	(12,363,765)	(5,938,620)	(8,772,315)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	92,737,258	346,042,653	115,210,953	249,290,946
Cost of shares redeemed	—	(44,249,968)	—	(6,308,035)
Net increase in net assets resulting from shareholder transactions	92,737,258	301,792,685	115,210,953	242,982,911
Net increase in net assets	90,292,279	300,640,107	111,374,871	245,141,487
NET ASSETS:
Beginning of period	858,849,361	558,209,254	588,219,547	343,078,060
End of period	$949,141,640	$858,849,361	$699,594,418	$588,219,547
Undistributed net investment income at end of period	$1,332,553	$1,206,243	$1,159,950	$1,006,627
CHANGES IN SHARES OUTSTANDING:
Shares sold	4,350,000	16,350,000	5,400,000	11,850,000
Shares redeemed	—	(2,100,000)	—	(300,000)
Net increase in shares	4,350,000	14,250,000	5,400,000	11,550,000

See notes to financial statements.
198 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2016

	Guggenheim BulletShares 2020		Guggenheim BulletShares 2021
	Corporate Bond ETF (BSCK)		Corporate Bond ETF (BSCL)
	Period Ended		Period Ended
	November 30, 2016	Year Ended	November 30, 2016	Year Ended
	(Unaudited)	May 31, 2016	(Unaudited)	May 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,412,135	$10,504,384	$5,248,016	$6,444,640
Net realized gain (loss) on investments	410,646	(56,026)	424,975	(181,912)
Net change in unrealized appreciation (depreciation) on investments	(8,109,606)	2,243,769	(5,982,050)	3,448,269
Net increase (decrease) in net assets resulting from operations	(286,825)	12,692,127	(309,059)	9,710,997
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,155,375)	(10,126,035)	(5,032,470)	(5,968,260)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	133,054,518	285,727,031	125,614,820	196,090,455
Cost of shares redeemed	(28,632,368)	(6,274,909)	—	(3,084,066)
Net increase in net assets resulting from shareholder transactions	104,422,150	279,452,122	125,614,820	193,006,389
Net increase in net assets	96,979,950	282,018,214	120,273,291	196,749,126
NET ASSETS:
Beginning of period	593,106,067	311,087,853	361,425,283	164,676,157
End of period	$690,086,017	$593,106,067	$481,698,574	$361,425,283
Undistributed net investment income at end of period	$1,310,846	$1,054,086	$1,077,450	$861,904
CHANGES IN SHARES OUTSTANDING:
Shares sold	6,150,000	13,500,000	5,850,000	9,450,000
Shares redeemed	(1,350,000)	(300,000)	—	(150,000)
Net increase in shares	4,800,000	13,200,000	5,850,000	9,300,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 199

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2016

	Guggenheim BulletShares 2022		Guggenheim BulletShares 2023
	Corporate Bond ETF (BSCM)		Corporate Bond ETF (BSCN)
	Period Ended		Period Ended
	November 30, 2016	Year Ended	November 30, 2016	Year Ended
	(Unaudited)	May 31, 2016	(Unaudited)	May 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,444,696	$6,274,872	$2,100,692	$1,705,202
Net realized gain (loss) on investments	308,789	(248,496)	1,149,715	34,802
Net change in unrealized appreciation (depreciation) on investments	(4,787,240)	1,754,874	(3,512,437)	2,958,060
Net increase (decrease) in net assets resulting from operations	(33,755)	7,781,250	(262,030)	4,698,064
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,284,165)	(6,067,545)	(2,051,520)	(1,420,785)
Capital gains	—	(12,240)	—	(6,435)
Total distributions to shareholders	(4,284,165)	(6,079,785)	(2,051,520)	(1,427,220)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	67,574,196	161,292,982	22,289,414	109,390,369
Cost of shares redeemed	—	(67,660,638)	(18,841,725)	—
Net increase in net assets resulting from shareholder transactions	67,574,196	93,632,344	3,447,689	109,390,369
Net increase in net assets	63,256,276	95,333,809	1,134,139	112,661,213
NET ASSETS:
Beginning of period	306,685,316	211,351,507	131,161,829	18,500,616
End of period	$369,941,592	$306,685,316	$132,295,968	$131,161,829
Undistributed net investment income at end of period	$897,903	$737,372	$382,868	$333,696
CHANGES IN SHARES OUTSTANDING:
Shares sold	3,150,000	7,800,000	1,050,000	5,400,000
Shares redeemed	—	(3,300,000)	(900,000)	—
Net increase in shares	3,150,000	4,500,000	150,000	5,400,000

See notes to financial statements.
200 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2016

	Guggenheim BulletShares 2024		Guggenheim BulletShares 2025
	Corporate Bond ETF (BSCO)		Corporate Bond ETF (BSCP)
				Period from
	Period Ended		Period Ended	October 7,
	November 30, 2016	Year Ended	November 30, 2016	2015[a] to
	(Unaudited)	May 31, 2016	(Unaudited)	May 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,677,478	$2,062,248	$502,299	$221,711
Net realized gain (loss) on investments	215,114	(189,373)	168,490	3,674
Net change in unrealized appreciation (depreciation) on investments	(2,849,565)	1,919,381	(1,480,116)	295,969
Net increase (decrease) in net assets resulting from operations	(956,973)	3,792,256	(809,327)	521,354
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,603,680)	(1,920,390)	(459,420)	(154,110)
Capital gains	—	(64,695)	—	—
Total distributions to shareholders	(1,603,680)	(1,985,085)	(459,420)	(154,110)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	22,272,017	54,411,576	12,732,066	27,511,207
Cost of shares redeemed	—	(5,968,477)	—	—
Net increase in net assets resulting from shareholder transactions	22,272,017	48,443,099	12,732,066	27,511,207
Net increase in net assets	19,711,364	50,250,270	11,463,319	27,878,451
NET ASSETS:
Beginning of period	96,422,669	46,172,399	27,878,451	—
End of period	$116,134,033	$96,422,669	$39,341,770	$27,878,451
Undistributed net investment income at end of period	$345,526	$271,728	$110,480	$67,601
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,050,000	2,700,000	600,000	1,350,000
Shares redeemed	—	(300,000)	—	—
Net increase in shares	1,050,000	2,400,000	600,000	1,350,000

[a]	Commencement of operations

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 201

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2016

	Guggenheim
	BulletShares
	2026 Corporate	Guggenheim BulletShares 2016
	Bond ETF (BSCQ)	High Yield Corporate Bond ETF (BSJG)
	Period from
	September 14, 2016[a]	Period Ended
	to November 30,	November 30, 2016	Year Ended
	2016 (Unaudited)	(Unaudited)	May 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$46,983	$2,680,250	$20,957,095
Net realized gain (loss) on investments	(2,845)	528,205	(7,433,885)
Net change in unrealized appreciation (depreciation) on investments	(447,809)	(913,396)	(6,458,100)
Net increase (decrease) in net assets resulting from operations	(403,671)	2,295,059	7,065,110
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(22,950)	(3,591,100)	(21,870,960)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	11,911,106	—	5,275,137
Cost of shares redeemed	—	(204,330,971)	(212,986,237)
Net increase (decrease) in net assets resulting from shareholder transactions	11,911,106	(204,330,971)	(207,711,100)
Net increase (decrease) in net assets	11,484,485	(205,627,012)	(222,516,950)
NET ASSETS:
Beginning of period	—	569,868,697	792,385,647
End of period	$11,484,485	$364,241,685	$569,868,697
Undistributed net investment income at end of period	$24,033	$953,142	$1,863,992
CHANGES IN SHARES OUTSTANDING:
Shares sold	600,000	—	200,000
Shares redeemed	—	(7,900,000)	(8,200,000)
Net increase (decrease) in shares	600,000	(7,900,000)	(8,000,000)

[a]	Commencement of operations

See notes to financial statements.
202 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2016

	Guggenheim BulletShares 2017		Guggenheim BulletShares 2018
	High Yield Corporate Bond ETF (BSJH)		High Yield Corporate Bond ETF (BSJI)
	Period Ended		Period Ended
	November 30, 2016	Year Ended	November 30, 2016	Year Ended
	(Unaudited)	May 31, 2016	(Unaudited)	May 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$13,436,932	$23,377,153	$16,864,617	$25,339,582
Net realized gain (loss) on investments	(826,810)	(19,988,629)	3,093,681	(21,854,261)
Net change in unrealized appreciation (depreciation) on investments	3,951,222	4,199,343	9,184,813	295,974
Net increase in net assets resulting from operations	16,561,344	7,587,867	29,143,111	3,781,295
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(13,529,100)	(22,681,970)	(16,635,270)	(23,793,660)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	2,582,422	221,176,628	130,491,381	316,510,702
Cost of shares redeemed	(38,910,344)	(20,542,237)	—	(9,820,965)
Net increase (decrease) in net assets resulting from shareholder transactions	(36,327,922)	200,634,391	130,491,381	306,689,737
Net increase (decrease) in net assets	(33,295,678)	185,540,288	142,999,222	286,677,372
NET ASSETS:
Beginning of period	708,613,820	523,073,532	688,720,922	402,043,552
End of period	$675,318,142	$708,613,820	$831,720,146	$688,720,922
Undistributed net investment income at end of period	$2,330,444	$2,422,612	$2,899,970	$2,670,622
CHANGES IN SHARES OUTSTANDING:
Shares sold	100,000	8,600,000	5,200,000	12,900,000
Shares redeemed	(1,500,000)	(800,000)	—	(400,000)
Net increase (decrease) in shares	(1,400,000)	7,800,000	5,200,000	12,500,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 203

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2016

	Guggenheim BulletShares 2019		Guggenheim BulletShares 2020
	High Yield Corporate Bond ETF (BSJJ)		High Yield Corporate Bond ETF (BSJK)
	Period Ended		Period Ended
	November 30, 2016	Year Ended	November 30, 2016	Year Ended
	(Unaudited)	May 31, 2016	(Unaudited)	May 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$10,510,535	$11,618,540	$5,447,761	$5,310,682
Net realized gain (loss) on investments	1,281,360	(7,094,728)	672,388	(4,900,635)
Net change in unrealized appreciation (depreciation) on investments	3,025,979	(2,952,030)	3,014,335	(959,676)
Net increase (decrease) in net assets resulting from operations	14,817,874	1,571,782	9,134,484	(549,629)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(9,978,340)	(10,576,560)	(5,048,260)	(4,838,850)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	115,426,163	218,343,063	81,582,146	98,014,946
Cost of shares redeemed	—	(7,115,088)	—	(6,971,932)
Net increase in net assets resulting from shareholder transactions	115,426,163	211,227,975	81,582,146	91,043,014
Net increase in net assets	120,265,697	202,223,197	85,668,370	85,654,535
NET ASSETS:
Beginning of period	349,413,331	147,190,134	154,968,057	69,313,522
End of period	$469,679,028	$349,413,331	$240,636,427	$154,968,057
Undistributed net investment income at end of period	$2,283,486	$1,751,291	$1,166,142	$766,461
CHANGES IN SHARES OUTSTANDING:
Shares sold	4,800,000	9,300,000	3,400,000	4,200,000
Shares redeemed	—	(300,000)	—	(300,000)
Net increase in shares	4,800,000	9,000,000	3,400,000	3,900,000

See notes to financial statements.
204 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2016

	Guggenheim BulletShares 2021		Guggenheim BulletShares 2022
	High Yield Corporate Bond ETF (BSJL)		High Yield Corporate Bond ETF (BSJM)
	Period Ended		Period Ended
	November 30, 2016	Year Ended	November 30, 2016	Year Ended
	(Unaudited)	May 31, 2016	(Unaudited)	May 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,906,735	$1,487,281	$1,626,364	$1,308,561
Net realized gain (loss) on investments	37,219	(456,070)	52,426	(431,775)
Net change in unrealized appreciation (depreciation) on investments	1,378,019	(456,112)	1,307,816	131,095
Net increase in net assets resulting from operations	3,321,973	575,099	2,986,606	1,007,881
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,715,840)	(1,336,040)	(1,473,470)	(1,174,370)
Capital gains	—	—	—	(25,300)
Total distributions to shareholders	(1,715,840)	(1,336,040)	(1,473,470)	(1,199,670)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	29,238,796	33,020,820	44,126,683	23,406,255
Cost of shares redeemed	—	(2,239,233)	—	—
Net increase in net assets resulting from shareholder transactions	29,238,796	30,781,587	44,126,683	23,406,255
Net increase in net assets	30,844,929	30,020,646	45,639,819	23,214,466
NET ASSETS:
Beginning of period	50,093,175	20,072,529	38,344,514	15,130,048
End of period	$80,938,104	$50,093,175	$83,984,333	$38,344,514
Undistributed net investment income at end of period	$436,270	$245,375	$331,596	$178,702
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,200,000	1,400,000	1,800,000	1,000,000
Shares redeemed	—	(100,000)	—	—
Net increase in shares	1,200,000	1,300,000	1,800,000	1,000,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 205

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2016

			Guggenheim
			BulletShares 2024
	Guggenheim BulletShares 2023		High Yield Corporate
	High Yield Corporate Bond ETF (BSJN)		Bond ETF (BSJO)
			Period from
	Period Ended	Period from	September 14, 2016[a]
	November 30, 2016	October 7, 2015[a]	to November 30,
	(Unaudited)	to May 31, 2016	2016 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$478,267	$231,032	$71,812
Net realized gain (loss) on investments	28,024	(9,431)	500
Net change in unrealized appreciation (depreciation) on investments	131,469	128,974	(100,197)
Net increase (decrease) in net assets resulting from operations	637,760	350,575	(27,885)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(409,630)	(181,740)	(37,020)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	13,072,268	10,061,269	7,526,604
Net increase in net assets resulting from shareholder transactions	13,072,268	10,061,269	7,526,604
Net increase in net assets	13,300,398	10,230,104	7,461,699
NET ASSETS:
Beginning of period	10,230,104	—	—
End of period	$23,530,502	$10,230,104	$7,461,699
Undistributed net investment income at end of period	$110,929	$42,292	$34,792
CHANGES IN SHARES OUTSTANDING:
Shares sold	500,000	400,000	300,000
Net increase in shares	500,000	400,000	300,000

[a]	Commencement of operations

See notes to financial statements.
206 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2016

	Guggenheim Enhanced Short		Guggenheim S&P Global Dividend
	Duration ETF (GSY)		Opportunities Index ETF (LVL)
	Period Ended		Period Ended
	November 30, 2016	Year Ended	November 30, 2016	Year Ended
	(Unaudited)	May 31, 2016	(Unaudited)	May 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,746,343	$6,714,781	$1,542,267	$3,131,998
Net realized gain (loss) on investments	496,742	(49,721)	393,943	(19,164,610)
Net change in unrealized appreciation (depreciation) on investments	2,013,056	(921,289)	1,993,125	3,758,899
Net increase (decrease) in net assets resulting from operations	8,256,141	5,743,771	3,929,335	(12,273,713)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,143,780)	(6,433,780)	(1,717,288)	(3,409,128)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	290,485,373	504,622,053	802,791	4,575,089
Cost of shares redeemed	(70,164,565)	(229,736,123)	(3,198,271)	(12,534,366)
Net increase (decrease) in net assets resulting from shareholder transactions	220,320,808	274,885,930	(2,395,480)	(7,959,277)
Net increase (decrease) in net assets	223,433,169	274,195,921	(183,433)	(23,642,118)
NET ASSETS:
Beginning of period	715,108,515	440,912,594	52,649,531	76,291,649
End of period	$938,541,684	$715,108,515	$52,466,098	$52,649,531
Undistributed net investment income at end of period	$1,691,242	$1,088,679	$125,936	$300,957
CHANGES IN SHARES OUTSTANDING:
Shares sold	5,800,000	10,100,000	80,000	480,000
Shares redeemed	(1,400,000)	(4,600,000)	(320,000)	(1,440,000)
Net increase (decrease) in shares	4,400,000	5,500,000	(240,000)	(960,000)

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 207

FINANCIAL HIGHLIGHTS	November 30, 2016
BSCG Guggenheim BulletShares 2016 Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
November 30, 2016			Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited	)	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012
Per Share Data:
Net asset value, beginning of period	$22.11		$22.20	$22.35	$22.21	$21.66	$21.38
Income from investment operations:
Net investment income(a)	0.06		0.21	0.25	0.31	0.46	0.58
Net gain (loss) on investments (realized and unrealized)		(0.01)	(0.07)	(0.13)	0.15	0.58	0.28
Total from investment operations	0.05		0.14	0.12	0.46	1.04	0.86
Less distributions from:
Net investment income		(0.07)	(0.22)	(0.25)	(0.31)	(0.47)	(0.58)
Capital gains	—		(0.01)	(0.02)	(0.01)	(0.02)	—
Total distributions to shareholders		(0.07)	(0.23)	(0.27)	(0.32)	(0.49)	(0.58)
Net asset value, end of period	$22.09		$22.11	$22.20	$22.35	$22.21	$21.66
Market value, end of period	$22.07		$22.05	$22.22	$22.40	$22.28	$21.70
Total Return(b)
Net asset value		0.24%	0.64%	0.54%	2.07%	4.82%	4.10%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$404,181		$553,942	$645,965	$623,462	$233,176	$116,979
Ratio to average net assets of:
Net investment income	0.54	%(d)	0.95%	1.14%	1.38%	2.07%	2.72%
Total expenses	0.24	%(d)	0.24%	0.24%	0.25%	0.24%	0.24%
Portfolio turnover rate(c)		0%	85%	17%	3%	4%	5%

(a)	Based on average shares outstanding.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(d)	Annualized.

See notes to financial statements.
208 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2016
BSCH Guggenheim BulletShares 2017 Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

Period Ended November 30, 2016			Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited	)	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012
Per Share Data:
Net asset value, beginning of period	$22.69		$22.78	$22.88	$22.66	$21.90	$21.59
Income from investment operations:
Net investment income(a)	0.15		0.31	0.34	0.41	0.52	0.70
Net gain (loss) on investments (realized and unrealized)	(0.02)		(0.07)	(0.09)	0.23	0.78	0.30
Total from investment operations	0.13		0.24	0.25	0.64	1.30	1.00
Less distributions from:
Net investment income	(0.15)		(0.31)	(0.34)	(0.41)	(0.52)	(0.69)
Capital gains	—		(0.02)	(0.01)	(0.01)	(0.02)	—
Total distributions to shareholders	(0.15)		(0.33)	(0.35)	(0.42)	(0.54)	(0.69)
Net asset value, end of period	$22.67		$22.69	$22.78	$22.88	$22.66	$21.90
Market value, end of period	$22.65		$22.74	$22.78	$22.95	$22.71	$21.93
Total Return(b)
Net asset value	0.56%		1.07%	1.14%	2.85%	5.98%	4.76%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$914,824		$932,582	$796,102	$624,571	$261,758	$114,965
Ratio to average net assets of:
Net investment income	1.31	%(d)	1.37%	1.52%	1.82%	2.28%	3.24%
Total expenses	0.24	%(d)	0.24%	0.24%	0.25%	0.24%	0.24%
Portfolio turnover rate(c)	4%		11%	8%	1%	3%	3%

(a)	Based on average shares outstanding.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(d)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 209

FINANCIAL HIGHLIGHTS continued	November 30, 2016
BSCI Guggenheim BulletShares 2018 Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
November 30, 2016			Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
	(Unaudited	)	May 31, 2016	May 31, 2015	May 31, 2014		May 31, 2013	May 31, 2012(a)
Per Share Data:
Net asset value, beginning of period	$21.21		$21.27	$21.25	$20.98		$20.04	$19.98
Income from investment operations:
Net investment income(b)	0.16		0.35	0.37	0.38		0.40	0.09
Net gain (loss) on investments (realized and unrealized)		(0.05)	(0.06)	0.02	0.25		0.94	(0.00	)(e)
Total from investment operations	0.11		0.29	0.39	0.63		1.34	0.09
Less distributions from:
Net investment income		(0.16)	(0.34)	(0.36)	(0.36)		(0.40)	(0.03)
Capital gains	—		(0.01)	(0.01)	(0.00	)(e)	—	—
Total distributions to shareholders		(0.16)	(0.35)	(0.37)	(0.36)		(0.40)	(0.03)
Net asset value, end of period	$21.16		$21.21	$21.27	$21.25		$20.98	$20.04
Market value, end of period	$21.18		$21.28	$21.32	$21.30		$21.04	$20.13
Total Return(c)
Net asset value		0.52%	1.38%	1.88%	3.04%		6.73%	0.44%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$949,142		$858,849	$558,209	$347,460		$91,264	$6,011
Ratio to average net assets of:
Net investment income	1.53	%(f)	1.65%	1.75%	1.85%		1.90%	2.53%
Total expenses	0.24	%(f)	0.24%	0.24%	0.25%		0.24%	0.24%
Portfolio turnover rate(d)		7%	7%	5%	1%		5%	2%
(a)	Since commencement of operations: March 28, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than $0.01.
(f)	Annualized.

See notes to financial statements.
210 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2016
BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
November 30, 2016			Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	(Unaudited	)	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012(a)
Per Share Data:
Net asset value, beginning of period	$21.20		$21.18	$21.15	$20.94	$20.27		$19.97
Income from investment operations:
Net investment income(b)	0.20		0.42	0.44	0.45	0.47		0.10
Net gain (loss) on investments (realized and unrealized)		(0.10)	0.02	0.03	0.19	0.70		0.24
Total from investment operations	0.10		0.44	0.47	0.64	1.17		0.34
Less distributions from:
Net investment income		(0.20)	(0.41)	(0.43)	(0.42)	(0.50)		(0.04)
Capital gains	—		(0.01)	(0.01)	(0.01)	(0.00	)(e)	—
Total distributions to shareholders		(0.20)	(0.42)	(0.44)	(0.43)	(0.50)		(0.04)
Net asset value, end of period	$21.10		$21.20	$21.18	$21.15	$20.94		$20.27
Market value, end of period	$21.18		$21.26	$21.21	$21.18	$20.98		$20.14
Total Return(c)
Net asset value		0.46%	2.14%	2.27%	3.13%	5.85%		1.71%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$699,594		$588,220	$343,078	$149,092	$56,529		$9,119
Ratio to average net assets of:
Net investment income	1.88	%(f)	2.03%	2.11%	2.19%	2.26%		2.88%
Total expenses	0.24	%(f)	0.24%	0.24%	0.25%	0.24%		0.24%
Portfolio turnover rate(d)		6%	11%	5%	1%	4%		0%

(a)	Since commencement of operations: March 28, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than $0.01.
(f)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 211

FINANCIAL HIGHLIGHTS continued	November 30, 2016
BSCK Guggenheim BulletShares 2020 Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
November 30, 2016			Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
	(Unaudited	)	May 31, 2016	May 31, 2015	May 31, 2014		May 31, 2013	May 31, 2012(a)
Per Share Data:
Net asset value, beginning of period	$21.37		$21.38	$21.23	$20.94		$20.33	$19.99
Income from investment operations:
Net investment income(b)	0.24		0.51	0.55	0.57		0.59	0.11
Net gain (loss) on investments (realized and unrealized)		(0.18)	(0.01)	0.13	0.25		0.66	0.28
Total from investment operations	0.06		0.50	0.68	0.82		1.25	0.39
Less distributions from:
Net investment income		(0.23)	(0.51)	(0.53)	(0.53)		(0.60)	(0.05)
Capital gains	—		—	—	(0.00	)(e)	(0.04)	—
Total distributions to shareholders		(0.23)	(0.51)	(0.53)	(0.53)		(0.64)	(0.05)
Net asset value, end of period	$21.20		$21.37	$21.38	$21.23		$20.94	$20.33
Market value, end of period	$21.19		$21.44	$21.44	$21.23		$20.89	$20.32
Total Return(c)
Net asset value		0.27%	2.39%	3.28%	4.02%		6.16%	1.93%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$690,086		$593,106	$311,088	$121,032		$47,123	$9,148
Ratio to average net assets of:
Net investment income	2.19	%(f)	2.43%	2.60%	2.75%		2.83%	3.06%
Total expenses	0.24	%(f)	0.24%	0.24%	0.25%		0.24%	0.24%
Portfolio turnover rate(d)		5%	9%	4%	1%		5%	0%

(a)	Since commencement of operations: March 28, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than $0.01.
(f)	Annualized.

See notes to financial statements.
212 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2016
BSCL Guggenheim BulletShares 2021 Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
November 30, 2016			Year Ended	Year Ended	Period Ended
	(Unaudited	)	May 31, 2016	May 31, 2015	May 31, 2014(a)
Per Share Data:
Net asset value, beginning of period	$21.14		$21.11	$20.95	$19.96
Income from investment operations:
Net investment income(b)	0.26		0.57	0.59	0.56
Net gain (loss) on investments (realized and unrealized)		(0.15)	0.01	0.15	0.90
Total from investment operations	0.11		0.58	0.74	1.46
Less distributions from:
Net investment income		(0.26)	(0.55)	(0.58)	(0.47)
Total distributions to shareholders		(0.26)	(0.55)	(0.58)	(0.47)
Net asset value, end of period	$20.99		$21.14	$21.11	$20.95
Market value, end of period	$21.06		$21.17	$21.18	$20.96
Total Return(c)
Net asset value		0.50%	2.81%	3.61%	7.43%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$481,699		$361,425	$164,676	$47,148
Ratio to average net assets of:
Net investment income	2.46	%(e)	2.75%	2.84%	3.14%
Total expenses	0.24	%(e)	0.24%	0.24%	0.24%
Portfolio turnover rate(d)		3%	6%	3%	4%

(a)	Since commencement of operations: July 17, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 213

FINANCIAL HIGHLIGHTS continued	November 30, 2016
BSCM Guggenheim BulletShares 2022 Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
November 30, 2016			Year Ended		Year Ended		Period Ended
	(Unaudited	)	May 31, 2016		May 31, 2015	May 31, 2014(a)
Per Share Data:
Net asset value, beginning of period	$21.08		$21.03		$20.86		$19.99
Income from investment operations:
Net investment income(b)	0.28		0.59		0.62		0.60
Net gain (loss) on investments (realized and unrealized)		(0.18)	0.05		0.14		0.77
Total from investment operations	0.10		0.64		0.76		1.37
Less distributions from:
Net investment income		(0.28)	(0.59)		(0.59)		(0.50)
Capital gains	—		(0.00	)(e)	(0.00	)(e)	—
Total distributions to shareholders		(0.28)	(0.59)		(0.59)		(0.50)
Net asset value, end of period	$20.90		$21.08		$21.03		$20.86
Market value, end of period	$20.97		$21.11		$21.05		$20.89
Total Return(c)
Net asset value		0.43%	3.15%		3.75%		7.15%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$369,942		$306,685		$211,352		$34,411
Ratio to average net assets of:
Net investment income	2.62	%(f)	2.87%		2.99%		3.39%
Total expenses	0.24	%(f)	0.24%		0.24%		0.25%
Portfolio turnover rate(d)		4%	5%		2%		1%

(a)	Since commencement of operations: July 17, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than $0.01.
(f)	Annualized.

See notes to financial statements.
214 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2016
BSCN Guggenheim BulletShares 2023 Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
November 30, 2016			Year Ended		Period Ended
	(Unaudited	)	May 31, 2016		May 31, 2015(a)
Per Share Data:
Net asset value, beginning of period	$20.82		$20.56		$20.00
Income from investment operations:
Net investment income(b)	0.31		0.65		0.44
Net gain (loss) on investments (realized and unrealized)	(0.32)		0.22		0.46
Total from investment operations	(0.01)		0.87		0.90
Less distributions from:
Net investment income	(0.30)		(0.61)		(0.34)
Capital gains	—		(0.00	)(e)	(0.00	)(e)
Total distributions to shareholders	(0.30)		(0.61)		(0.34)
Net asset value, end of period	$20.51		$20.82		$20.56
Market value, end of period	$20.54		$20.91		$20.58
Total Return(c)
Net asset value	-0.07%		4.37%		4.50%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$132,296		$131,162		$18,501
Ratio to average net assets of:
Net investment income	2.93%		3.21%		3.03%
Total expenses	0.24	%(g)	0.22%		0.24%
Net expenses	0.24	%(g)	0.16	%(f)	0.24%
Portfolio turnover rate(d)	7%		7%		1%

(a)	Since commencement of operations: September 17, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than $0.01.
(f)	Reflects fees voluntarily waived or reimbursed by the Advisor.
(g)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 215

FINANCIAL HIGHLIGHTS continued	November 30, 2016
BSCO Guggenheim BulletShares 2024 Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
	November 30, 2016		Year Ended		Period Ended
	(Unaudited	)	May 31, 2016		May 31, 2015(a)
Per Share Data:
Net asset value, beginning of period	$20.74		$20.52		$19.98
Income from investment operations:
Net investment income(b)	0.32		0.67		0.45
Net gain (loss) on investments (realized and unrealized)		(0.38)	0.22		0.44
Total from investment operations		(0.06)	0.89		0.89
Less distributions from:
Net investment income		(0.31)	(0.65)		(0.35)
Capital gains	—		(0.02)		—
Total distributions to shareholders		(0.31)	(0.67)		(0.35)
Net asset value, end of period	$20.37		$20.74		$20.52
Market value, end of period	$20.41		$20.80		$20.51
Total Return(c)
Net asset value		(0.34)%	4.50%		4.37%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$116,134		$96,423		$46,172
Ratio to average net assets of:
Net investment income	3.00	%(f)	3.33%		3.12%
Total expenses	0.24	%(f)	0.21%		0.24%
Net expenses	0.24	%(f)	0.11	%(d)	0.24%
Portfolio turnover rate(e)		5%	9%		8%

(a)	Since commencement of operations: September 17, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Reflects fees voluntarily waived or reimbursed by the Advisor.
(e)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(f)	Annualized.

See notes to financial statements.
216 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2016
BSCP Guggenheim BulletShares 2025 Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
	November 30, 2016		Period Ended
	(Unaudited	)	May 31, 2016(a)
Per Share Data:
Net asset value, beginning of period	$20.65		$20.02
Income from investment operations:
Net investment income(b)	0.31		0.42
Net gain (loss) on investments (realized and unrealized)		(0.49)	0.53
Total from investment operations		(0.18)	0.95
Less distributions from:
Net investment income		(0.29)	(0.32)
Total distributions to shareholders		(0.29)	(0.32)
Net asset value, end of period	$20.18		$20.65
Market value, end of period	$20.23		$20.71
Total Return(c)
Net asset value		(0.93)%	4.81%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$39,342		$27,878
Ratio to average net assets of:
Net investment income	2.94	%(e)	3.22%
Total expenses	0.24	%(e)	0.24%
Portfolio turnover rate(d)		11%	3%

(a)	Since commencement of operations: October 7, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 217

FINANCIAL HIGHLIGHTS continued	November 30, 2016
BSCQ Guggenheim BulletShares 2026 Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

Period Ended
November 30,
2016(a)
Per Share Data:
Net asset value, beginning of period	$19.88
Income from investment operations:
Net investment income(b)	0.11
Net loss on investments (realized and unrealized)	(0.80)
Total from investment operations	(0.69)
Less distributions from:
Net investment income	(0.05)
Total distributions to shareholders	(0.05)
Net asset value, end of period	$19.14
Market value, end of period	$19.16
Total Return(c)
Net asset value	-3.48%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$11,484
Ratio to average net assets of:
Net investment income	2.60%
Total expenses	0.24%
Portfolio turnover rate(d)	1%

(a)	Since commencement of operations: September 14, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
218 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2016
BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
November 30, 2016			Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited	)	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012(a)
Per Share Data:
Net asset value, beginning of period	$25.90		$26.41	$27.29	$26.67	$24.83	$24.99
Income from investment operations:
Net investment income(b)	0.15		0.79	1.01	1.10	1.30	0.12
Net gain (loss) on investments (realized and unrealized)		(0.03)	(0.50)	(0.86)	0.59	1.73	(0.28)
Total from investment operations	0.12		0.29	0.15	1.69	3.03	(0.16)
Less distributions from:
Net investment income		(0.19)	(0.80)	(1.00)	(1.04)	(1.19)	—
Capital gains	—		—	(0.03)	(0.03)	—	—
Total distributions to shareholders		(0.19)	(0.80)	(1.03)	(1.07)	(1.19)	—
Net asset value, end of period	$25.83		$25.90	$26.41	$27.29	$26.67	$24.83
Market value, end of period	$25.82		$25.82	$26.44	$27.36	$26.73	$24.90
Total Return(c)
Net asset value		0.46%	1.13%	0.60%	6.50%	12.47%	-0.64%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$364,242		$569,869	$792,386	$600,324	$144,010	$7,448
Ratio to average net assets of:
Net investment income	1.17	%(e)	3.02%	3.81%	4.09%	4.98%	4.82%
Total expenses	0.42	%(e)	0.42%	0.43%	0.44%	0.42%	0.42%
Portfolio turnover rate(d)		0%	41%	40%	30%	32%	7%

(a)	Since commencement of operations: April 25, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 219

FINANCIAL HIGHLIGHTS continued	November 30, 2016
BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
November 30, 2016			Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited	)	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012(a)
Per Share Data:
Net asset value, beginning of period	$25.77		$26.55	$27.48	$26.90	$24.91	$24.94
Income from investment operations:
Net investment income(b)	0.49		0.99	1.09	1.16	1.26	0.12
Net gain (loss) on investments (realized and unrealized)	0.10		(0.80)	(0.89)	0.55	1.91	(0.15)
Total from investment operations	0.59		0.19	0.20	1.71	3.17	(0.03)
Less distributions from:
Net investment income		(0.49)	(0.97)	(1.08)	(1.09)	(1.18)	—
Capital gains	—		—	(0.05)	(0.04)	—	—
Total distributions to shareholders		(0.49)	(0.97)	(1.13)	(1.13)	(1.18)	—
Net asset value, end of period	$25.87		$25.77	$26.55	$27.48	$26.90	$24.91
Market value, end of period	$25.80		$25.80	$26.59	$27.55	$26.88	$25.02
Total Return(c)
Net asset value		2.32%	0.81%	0.78%	6.54%	12.97%	-0.12%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$675,318		$708,614	$523,074	$343,440	$67,251	$7,474
Ratio to average net assets of:
Net investment income	3.79	%(e)	3.87%	4.11%	4.29%	4.80%	5.00%
Total expenses	0.43	%(e)	0.43%	0.43%	0.43%	0.42%	0.42%
Portfolio turnover rate(d)		23%	24%	20%	20%	38%	5%

(a)	Since commencement of operations: April 25, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Annualized.

See notes to financial statements.
220 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2016

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
November 30, 2016			Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	(Unaudited	)	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012(a)
Per Share Data:
Net asset value, beginning of period	$24.69		$26.11	$27.30	$26.70	$24.62		$24.97
Income from investment operations:
Net investment income(b)	0.55		1.20	1.20	1.27	1.49		0.13
Net gain (loss) on investments (realized and unrealized)	0.44		(1.47)	(1.08)	0.55	1.93		(0.48)
Total from investment operations	0.99		(0.27)	0.12	1.82	3.42		(0.35)
Less distributions from:
Net investment income		(0.55)	(1.15)	(1.19)	(1.19)	(1.34)		—
Capital gains	—		—	(0.12)	(0.03)	(0.00	)(e)	—
Total distributions to shareholders		(0.55)	(1.15)	(1.31)	(1.22)	(1.34)		—
Net asset value, end of period	$25.13		$24.69	$26.11	$27.30	$26.70		$24.62
Market value, end of period	$25.15		$24.74	$26.16	$27.38	$26.76		$24.73
Total Return(c)
Net asset value		4.05%	-0.92%	0.51%	7.01%	14.20%		-1.40%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$831,720		$688,721	$402,044	$237,470	$66,748		$4,923
Ratio to average net assets of:
Net investment income	4.39	%(f)	4.91%	4.55%	4.75%	5.71%		5.30%
Total expenses	0.43	%(f)	0.43%	0.43%	0.44%	0.42%		0.42%
Portfolio turnover rate(d)		24%	23%	28%	59%	37%		4%

(a)	Since commencement of operations: April 25, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than $0.01.
(f)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 221

FINANCIAL HIGHLIGHTS continued	November 30, 2016
BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
November 30, 2016			Year Ended	Year Ended	Period Ended
	(Unaudited	)	May 31, 2016	May 31, 2015	May 31, 2014(a)
Per Share Data:
Net asset value, beginning of period	$23.61		$25.38	$26.40	$25.03
Income from investment operations:
Net investment income(b)	0.62		1.26	1.23	0.82
Net gain (loss) on investments (realized and unrealized)	0.34		(1.83)	(1.10)	1.12
Total from investment operations	0.96		(0.57)	0.13	1.94
Less distributions from:
Net investment income		(0.61)	(1.20)	(1.15)	(0.57)
Capital gains	—		—	—	(0.00	)(e)
Total distributions to shareholders		(0.61)	(1.20)	(1.15)	(0.57)
Net asset value, end of period	$23.96		$23.61	$25.38	$26.40
Market value, end of period	$24.04		$23.60	$25.43	$26.46
Total Return(c)
Net asset value		4.08%	-2.13%	0.55%	7.80%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$469,679		$349,413	$147,190	$50,156
Ratio to average net assets of:
Net investment income	5.19	%(f)	5.38%	4.86%	4.64%
Total expenses	0.43	%(f)	0.43%	0.43%	0.43%
Portfolio turnover rate(d)		14%	21%	30%	38%

(a)	Since commencement of operations: September 24, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Amount is less than $0.01.
(f)	Annualized.

See notes to financial statements.
222 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2016
BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
November 30, 2016			Year Ended	Year Ended	Period Ended
	(Unaudited	)	May 31, 2016	May 31, 2015	May 31, 2014(a)
Per Share Data:
Net asset value, beginning of period	$23.48		$25.67	$26.43	$25.03
Income from investment operations:
Net investment income(b)	0.65		1.28	1.27	0.82
Net gain (loss) on investments (realized and unrealized)	0.56		(2.24)	(0.82)	1.19
Total from investment operations	1.21		(0.96)	0.45	2.01
Less distributions from:
Net investment income		(0.63)	(1.23)	(1.19)	(0.61)
Capital gains	—		—	(0.02)	—
Total distributions to shareholders		(0.63)	(1.23)	(1.21)	(0.61)
Net asset value, end of period	$24.06		$23.48	$25.67	$26.43
Market value, end of period	$24.16		$23.53	$25.75	$26.49
Total Return(c)
Net asset value		5.17%	(3.64)%	1.82%	8.09%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$240,636		$154,968	$69,314	$29,075
Ratio to average net assets of:
Net investment income	5.43	%(e)	5.47%	4.98%	4.66%
Total expenses	0.43	%(e)	0.43%	0.43%	0.43%
Portfolio turnover rate(d)		17%	13%	22%	22%

(a)	Since commencement of operations: September 24, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 223

FINANCIAL HIGHLIGHTS continued	November 30, 2016
BSJL Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
November 30, 2016			Year Ended	Period Ended
	(Unaudited	)	May 31, 2016	May 31, 2015(a)
Per Share Data:
Net asset value, beginning of period	$23.85		$25.09	$25.00
Income from investment operations:
Net investment income(b)	0.67		1.26	0.86
Net gain (loss) on investments (realized and unrealized)	0.64		(1.29)	(0.09)
Total from investment operations	1.31		(0.03)	0.77
Less distributions from:
Net investment income		(0.63)	(1.21)	(0.68)
Total distributions to shareholders		(0.63)	(1.21)	(0.68)
Net asset value, end of period	$24.53		$23.85	$25.09
Market value, end of period	$24.57		$23.92	$25.15
Total Return(c)
Net asset value		5.55%	0.04%	3.15%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$80,938		$50,093	$20,073
Ratio to average net assets of:
Net investment income	5.52	%(e)	5.37%	4.93%
Total expenses	0.43	%(e)	0.43%	0.43%
Portfolio turnover rate(d)		18%	15%	3%

(a)	Since commencement of operations: September 17, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Annualized.

See notes to financial statements.
224 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2016
BSJM Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

Period Ended November 30, 2016			Year Ended	Period Ended
	(Unaudited	)	May 31, 2016	May 31, 2015(a)
Per Share Data:
Net asset value, beginning of period	$23.97		$25.22	$25.04
Income from investment operations:
Net investment income(b)	0.68		1.28	0.86
Net gain (loss) on investments (realized and unrealized)	0.71		(1.30)	0.02
Total from investment operations	1.39		(0.02)	0.88
Less distributions from:
Net investment income	(0.66)		(1.21)	(0.70)
Capital gains	—		(0.02)	—
Total distributions to shareholders	(0.66)		(1.23)	(0.70)
Net asset value, end of period	$24.70		$23.97	$25.22
Market value, end of period	$24.75		$24.00	$25.17
Total Return(c)
Net asset value	5.84%		0.11%	3.77%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$83,984		$38,345	$15,130
Ratio to average net assets of:
Net investment income	5.59	%(e)	5.46%	4.92%
Total expenses	0.43	%(e)	0.43%	0.43%
Portfolio turnover rate(d)	5%		11%	6%

(a)	Since commencement of operations: September 17, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 225

FINANCIAL HIGHLIGHTS continued	November 30, 2016
BSJN Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
November 30, 2016			Period Ended
	(Unaudited	)	May 31, 2016(a)
Per Share Data:
Net asset value, beginning of period	$25.58		$24.97
Income from investment operations:
Net investment income(b)	0.70		0.87
Net gain on investments (realized and unrealized)	0.51		0.40
Total from investment operations	1.21		1.27
Less distributions from:
Net investment income		(0.64)	(0.66)
Total distributions to shareholders		(0.64)	(0.66)
Net asset value, end of period	$26.15		$25.58
Market value, end of period	$26.13		$25.60
Total Return(c)
Net asset value		4.76%	5.20%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$23,531		$10,230
Ratio to average net assets of:
Net investment income	5.38	%(e)	5.35%
Total expenses	0.43	%(e)	0.43%
Portfolio turnover rate(d)		4%	3%

(a)	Since commencement of operations: October 7, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(e)	Annualized.

See notes to financial statements.
226 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2016
BSJO Guggenheim BulletShares 2024 High Yield Corporate Bond ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the period presented.

Period Ended
November 30,
2016(a)
Per Share Data:
Net asset value, beginning of period	$24.98
Income from investment operations:
Net investment income(b)	0.26
Net loss on investments (realized and unrealized)	(0.25)
Total from investment operations	0.01
Less distributions from:
Net investment income	(0.12)
Total distributions to shareholders	(0.12)
Net asset value, end of period	$24.87
Market value, end of period	$24.95
Total Return(c)
Net asset value	0.05%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$7,462
Ratio to average net assets of:
Net investment income	4.80%
Total expenses	0.42%
Portfolio turnover rate(d)	0%

(a)	Since commencement of operations: September 14, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 227

FINANCIAL HIGHLIGHTS continued	November 30, 2016
GSY Guggenheim Enhanced Short Duration ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
November 30, 2016			Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited	)	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012
Per Share Data:
Net asset value, beginning of period	$50.01		$50.10	$50.30	$50.21	$49.92	$49.83
Income from investment operations:
Net investment income(a)	0.33		0.60	0.63	0.54	0.57	0.22
Net gain (loss) on investments (realized and unrealized)	0.16		(0.11)	(0.12)	0.06	0.24	0.07
Total from investment operations	0.49		0.49	0.51	0.60	0.81	0.29
Less distributions from:
Net investment income		(0.31)	(0.58)	(0.71)	(0.49)	(0.48)	(0.19)
Capital gains	—		—	—	(0.02)	(0.04)	(0.01)
Total distributions to shareholders		(0.31)	(0.58)	(0.71)	(0.51)	(0.52)	(0.20)
Net asset value, end of period	$50.19		$50.01	$50.10	$50.30	$50.21	$49.92
Market value, end of period	$50.19		$50.03	$50.11	$50.27	$50.24	$49.95
Total Return(b)
Net asset value		0.98%	0.98%	1.01%	1.22%	1.63%	0.59%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$938,542		$715,109	$440,913	$709,258	$326,373	$159,732
Ratio to average net assets of:
Net investment income	1.33	%(d)	1.21%	1.25%	1.09%	1.14%	0.45%
Total expenses	0.27	%(d)	0.28%	0.25%	0.29%	0.30%	0.56%
Net expenses	0.26	%(d)	0.28%	0.25%	0.27%	0.26%	0.26%
Portfolio turnover rate(c)		26%	25%	44%	30%	83%	7%

(a)	Based on average shares outstanding.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(d)	Annualized.

See notes to financial statements.
228 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2016
LVL Guggenheim S&P Global Dividend Opportunities Index ETF
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF's performance for the periods presented.

	Period Ended
November 30, 2016			Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited	)	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012
Per Share Data:
Net asset value, beginning of period	$9.54		$11.77	$14.01	$13.07	$12.11	$16.00
Income from investment operations:
Net investment income(a)	0.29		0.52	0.65	0.80	1.07	1.04
Net gain (loss) on investments (realized and unrealized)	0.43		(2.20)	(2.18)	1.03	0.86	(4.23)
Total from investment operations	0.72		(1.68)	(1.53)	1.83	1.93	(3.19)
Less distributions from:
Net investment income		(0.32)	(0.55)	(0.71)	(0.89)	(0.97)	(0.70)
Total distributions to shareholders		(0.32)	(0.55)	(0.71)	(0.89)	(0.97)	(0.70)
Net asset value, end of period	$9.94		$9.54	$11.77	$14.01	$13.07	$12.11
Market value, end of period	$9.94		$9.49	$11.76	$14.08	$13.02	$12.10
Total Return(b)
Net asset value		7.68%	-14.31%	-11.23%	14.89%	16.33%	-20.43%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$52,466		$52,650	$76,292	$99,774	$69,027	$51,360
Ratio to average net assets of:
Net investment income	5.86	%(d)	5.46%	5.16%	6.14%	8.28%	7.63%
Total expenses	0.79	%(d)	0.77%	0.74%	0.75%	0.92%	1.05%
Net expenses	0.65	%(d)	0.64%	0.65%	0.66%	0.65%	0.65%
Portfolio turnover rate(c)		0%	85%	74%	94%	55%	91%

(a)	Based on average shares outstanding.
(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.
(d)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 229

NOTES TO FINANCIAL STATEMENTS (Unaudited)	November 30, 2016
Note 1 – Organization:
 Claymore Exchange-Traded Fund Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an open-end, management investment company that was organized as a Delaware statutory trust on May 24, 2006.
The following 22 portfolios have a semi-annual reporting period ended on November 30, 2016:
Guggenheim BulletShares 2016 Corporate Bond ETF
Guggenheim BulletShares 2017 Corporate Bond ETF
Guggenheim BulletShares 2018 Corporate Bond ETF
Guggenheim BulletShares 2019 Corporate Bond ETF
Guggenheim BulletShares 2020 Corporate Bond ETF
Guggenheim BulletShares 2021 Corporate Bond ETF
Guggenheim BulletShares 2022 Corporate Bond ETF
Guggenheim BulletShares 2023 Corporate Bond ETF
Guggenheim BulletShares 2024 Corporate Bond ETF
Guggenheim BulletShares 2025 Corporate Bond ETF
Guggenheim BulletShares 2026 Corporate Bond ETF
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF
Guggenheim Enhanced Short Duration ETF
 Guggenheim S&P Global Dividend Opportunities Index ETF
Each portfolio represents a separate series of the Trust (each a "Fund" or collectively the "Funds"). Each Fund's shares are listed and traded on the NYSE Arca, Inc. ("NYSE Arca"). The Funds' market prices may differ to some degree from the net asset value ("NAV") of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares; each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to correspond generally to the performance, before fees and expenses, of the following market indices:

Fund	Index
Guggenheim BulletShares
2016 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2016 Index
Guggenheim BulletShares
2017 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2017 Index
Guggenheim BulletShares
2018 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2018 Index
Guggenheim BulletShares
2019 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2019 Index
Guggenheim BulletShares
2020 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2020 Index
Guggenheim BulletShares
2021 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2021 Index
Guggenheim BulletShares
2022 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2022 Index
Guggenheim BulletShares
2023 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2023 Index
Guggenheim BulletShares
2024 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2024 Index
Guggenheim BulletShares
2025 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2025 Index
Guggenheim BulletShares
2026 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2026 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2016 High Yield Corporate Bond ETF	Corporate Bond 2016 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2017 High Yield Corporate Bond ETF	Corporate Bond 2017 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2018 High Yield Corporate Bond ETF	Corporate Bond 2018 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2019 High Yield Corporate Bond ETF	Corporate Bond 2019 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2020 High Yield Corporate Bond ETF	Corporate Bond 2020 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2021 High Yield Corporate Bond ETF	Corporate Bond 2021 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2022 High Yield Corporate Bond ETF	Corporate Bond 2022 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2023 High Yield Corporate Bond ETF	Corporate Bond 2023 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2024 High Yield Corporate Bond ETF	Corporate Bond 2024 Index
Guggenheim S&P Global Dividend
Opportunities Index ETF	S&P Global Dividend Opportunities Index
Guggenheim Enhanced Short Duration ETF is an actively managed ETF and therefore does not track an index.
Note 2 – Accounting Policies:
 The Trust operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

230 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2016
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP") and are consistently followed by the Funds. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
(a) Valuation of Investments
 The Board of Trustees of the Funds (the "Board") has adopted policies and procedures for the valuation of the Funds' investments (the "Valuation Procedures"). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim's investment management, fund administration, legal and compliance departments (the "Valuation Committee"), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities or other assets.
Valuations of the Funds' securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds' officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.
If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.
Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.
Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds ("ETFs") and closed-end investment companies are valued at the last quoted sale price.
U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.
Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC ("GFIA" or the "Investment Adviser") are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.
Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security's (or asset's) "fair value." Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 231

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2016
(b) Investment Transactions and Investment Income
 Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on investments are determined on the identified cost basis. Paydown gains and losses on mortgage and asset-backed securities are treated as an adjustment to interest income. For the period ended November 30, 2016, Guggenheim Enhanced Short Duration ETF recognized an increase of interest income and a decrease of realized gain of $366,007. These reclassifications are reflected on the Statement of Operations and had no effect on the net asset values of the Fund. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Interest income, including the amortization of premiums and accretion of discount, is accrued daily over the life of the security.
Real Estate Investment Trust ("REIT") distributions received by a Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual character of amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from REITs during the year based on historical information available. A Fund's characterization may be subsequently revised based on information received from REITs after their tax reporting periods conclude.
(c) Currency Translations
 Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and ask price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the mean of the bid and ask price of respective exchange rates on the date of the transaction.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Foreign exchange gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Funds' accounting records on the date of receipt, if any, are included as net realized gains or losses on foreign currency transactions in the Funds' Statement of Operations.
Foreign exchange unrealized gain or loss on assets and liabilities, other than investments, if any, are included in the net change in unrealized appreciation (depreciation) on foreign currency translations in the Funds' Statement of Operations.
(d) Distributions
 The Funds intend to pay substantially all of their net investment income to shareholders. Distribution frequency is as follows:

Fund	Frequency
Guggenheim BulletShares 2016 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2017 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2018 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2019 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2020 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2021 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2022 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2023 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2024 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2025 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2026 Corporate Bond ETF	Monthly
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	Monthly
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	Monthly
Guggenheim Enhanced Short Duration ETF	Monthly
Guggenheim S&P Global Dividend Opportunities Index ETF	Quarterly
In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
(e) Securities Lending
 Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts invest in short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other

232 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2016
dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as "qualified dividend income" under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund's securities if the borrower defaults. The securities lending income earned by the Funds is disclosed on the Statement of Operations.

	Value of
	Securities	Cash	Non-Cash	Total
	Loaned	Collateral	Collateral	Collateral
Guggenheim BulletShares
2016 Corporate
Bond ETF	$84,987,250	$—	$86,941,771	$86,941,771
Guggenheim BulletShares
2017 Corporate
Bond ETF	2,332,037	2,392,690	—	2,392,690
Guggenheim BulletShares
2018 Corporate
Bond ETF	2,946,269	2,387,040	622,664	3,009,704
Guggenheim BulletShares
2019 Corporate
Bond ETF	2,822,246	1,870,800	1,014,548	2,885,348
Guggenheim BulletShares
2020 Corporate
Bond ETF	7,166,068	7,083,046	258,393	7,341,439
Guggenheim BulletShares
2021 Corporate
Bond ETF	4,369,963	3,004,319	1,463,677	4,467,996
Guggenheim BulletShares
2022 Corporate
Bond ETF	3,414,087	2,509,968	982,760	3,492,728
Guggenheim BulletShares
2023 Corporate
Bond ETF	622,154	638,440	—	638,440
Guggenheim BulletShares
2024 Corporate
Bond ETF	582,003	596,436	—	596,436
Guggenheim BulletShares
2025 Corporate
Bond ETF	529,064	543,400	—	543,400
Guggenheim BulletShares
2026 Corporate
Bond ETF	—	—	—	—
Guggenheim BulletShares
2016 High Yield
Corporate Bond ETF	149,977,500	—	153,426,654	153,426,654
Guggenheim BulletShares
2017 High Yield
Corporate Bond ETF	20,543,400	21,073,134	6,995	21,080,129
Guggenheim BulletShares
2018 High Yield
Corporate Bond ETF	29,847,250	30,571,610	—	30,571,610
Guggenheim BulletShares
2019 High Yield
Corporate Bond ETF	15,276,883	15,701,883	—	15,701,883
Guggenheim BulletShares
2020 High Yield
Corporate Bond ETF	10,689,182	10,301,632	651,370	10,953,002
Guggenheim BulletShares
2021 High Yield
Corporate Bond ETF	3,607,905	3,697,792	—	3,697,792
Guggenheim BulletShares
2022 High Yield
Corporate Bond ETF	2,750,454	2,815,524	—	2,815,524
Guggenheim BulletShares
2023 High Yield
Corporate Bond ETF	750,606	768,880	—	768,880
Guggenheim BulletShares
2024 High Yield
Corporate Bond ETF	—	—	—	—
Guggenheim Enhanced
Short Duration ETF	99,000	101,970	—	101,970
Guggenheim S&P Global
Dividend Opportunities
Index ETF	2,701,309	925,246	1,931,489	2,856,735
The following represents a breakdown of the collateral for the joint repurchase agreements at November 30, 2016:

		Repurchase
Counterparty and Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
RBC Dominion Securities, Inc.
issued 11/30/16 at 0.29% due 12/01/16	$24,706,683	$24,706,683	Various U.S. Government obligations and U.S. Government agency securities	$44,293,657	$25,495,828
HSBC Securities (USA), Inc.
issued 11/30/16 at 0.27% due 12/01/16	24,641,983	24,641,983	Various U.S. Government obligations and U.S. Government agency securities	58,624,187	25,135,023
HSBC Securities (USA), Inc. issued
11/30/16 at 0.26% due 12/01/16	750,000	750,000	Various U.S. Government obligations and U.S. Government agency securities	750,840	765,001
Citigroup Global Markets, Inc. issued
11/30/16 at 0.28% due 12/01/16	14,253,461	14,253,461	Various U.S. Government obligations and U.S. Government agency securities	20,331,942	14,560,425
Mizuho Securities (USA), Inc. issued
11/30/16 at 0.28% due 12/01/16	12,440,915	12,440,915	Various U.S. Government obligations and U.S. Government agency securities	12,599,948	12,689,734
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/16 at 0.28% due 12/01/16	11,701,068	11,701,068	Various U.S. Government obligations and U.S. Government agency securities	16,271,768	11,935,089
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 11/30/16 at 0.26% due 12/01/16	10,411,432	10,411,432	Various U.S. Government obligations and U.S. Government agency securities	10,034,959	10,620,197
Credit Suisse Securities (USA), LLC issued
11/30/16 at 0.26% due 12/01/16	8,059,388	8,059,388	Various U.S. Government obligations and U.S. Government agency securities	6,487,601	8,226,724
Credit Suisse Securities (USA), LLC issued
11/30/16 at 0.27% due 12/01/16	18,880	18,880	Various U.S. Government obligations and U.S. Government agency securities	15,271	19,367

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 233

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2016
(f) Restricted Cash
 A portion of the cash held by Guggenheim Enhanced Short Duration ETF may be related to collateral received by the Fund for repurchase agreements. This amount is presented on the Statement of Assets and Liabilities as Restricted cash. There was no restricted cash outstanding as of November 30, 2016.
(g) Forward Foreign Currency Exchange Contracts
 Forward foreign currency exchange contracts are agreements between two parties to buy and sell currencies at a set price on a future date.Fluctuations in the value of open forward foreign currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund until the contracts are closed. When the contracts are closed, realized gains and losses are recorded, and included on the Statement of Operations in foreign currency transactions.
(h) Indemnifications
 Under the Trust's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Note 3 – Investment Advisory Agreement, Sub-Advisory Agreement and Other Agreements:
Pursuant to an Investment Advisory Agreement (the "Agreement") between the Trust, on behalf of each Fund, and GFIA, the Investment Adviser manages the investment and reinvestment of each Fund's assets and administers the affairs of each Fund to the extent requested by the Board.
Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser an advisory fee. The advisory fee is payable on a monthly basis at the annual rate set forth below based on each Fund's average daily net assets:

Fund	Rate
Guggenheim Enhanced Short Duration ETF	0.20%
Guggenheim S&P Global Dividend Opportunities Index ETF	0.50%
Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser a unitary management fee for the services and facilities it provides. The unitary management fee is payable on a monthly basis at the annual rate set forth below based on each Fund's average daily net assets:

Fund	Rate
Guggenheim BulletShares 2016 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2017 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2018 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2019 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2020 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2021 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2022 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2023 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2024 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2025 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2026 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	0.42%
Out of the unitary management fee, the Investment Adviser pays substantially all the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, except for the fee payments under the Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, interest and fees associated with the line of credit (see Note 11) and other extraordinary expenses.
The Investment Adviser and Guggenheim Partners Investment Management, LLC ("GPIM") entered into a sub-advisory agreement whereby GPIM serves as the investment sub-adviser to Guggenheim Enhanced Short Duration ETF ("GSY"). Pursuant to the sub-advisory agreement, the Investment Adviser pays GPIM on a monthly basis 50% of the net advisory fees the Investment Adviser receives from GSY.

234 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2016
On October 4, 2016, Rydex Fund Services, LLC ("RFS") was purchased by MUFG Investor Services and as of that date RFS ceased to be an affiliate of the Adviser. In connection with its acquisition, RFS changed its name to MUFG Investor Services (US), LLC ("MUIS"). This change has no impact on the financial statements of the Funds.
MUIS acts as the Fund's administrator. The Bank of New York Mellon Corp. ("BNY") acts as the Funds' custodian, accounting agent, transfer agent and securities lending agent. As custodian, BNY is responsible for the custody of the Funds' assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds. As securities lending agent, BNY is responsible for executing the lending of portfolio securities to creditworthy borrowers. For providing administration, accounting and custody services, MUIS and BNY are entitled to receive a monthly fee equal to an annual percentage of the Fund's average daily net assets subject to certain minimum monthly fees and out of pocket expenses.
The Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Guggenheim Enhanced Short Duration ETF and Guggenheim S&P Global Dividend Opportunities Index ETF, (excluding interest expense, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business), from exceeding the following percentages of average net assets per year, at least until December 31, 2019.

Fund	Rate
Guggenheim Enhanced Short Duration ETF	0.27%
Guggenheim S&P Global Dividend Opportunities Index ETF	0.60%

For the period ended November 30, 2016, the Investment Adviser waived Advisory Fees as follows:

Fund	Advisory Fees Waived
Guggenheim Enhanced Short Duration ETF	$627
Guggenheim S&P Global Dividend Opportunities Index ETF	38,010
Amounts owed to each Fund from the Investment Adviser are shown in the Statement of Assets and Liabilities. This receivable is settled on a monthly basis.
Certain officers and trustees of the Trust may also be officers, directors and/or employees of the Investment Adviser. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of the Investment Adviser.
Licensing Fee Agreements:
 The Investment Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

Fund	Licensor
Guggenheim BulletShares 2016 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2017 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2018 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2019 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2020 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2021 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2022 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2023 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2024 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2025 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2026 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim S&P Global Dividend Opportunities Index ETF	Standard & Poor's
The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap for the Funds without a unitary management fee.
Accretive Asset Management, LLC is affiliated with the Investment Adviser.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 235

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2016
Note 4 – Fair Value Measurement:
 In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — quoted prices in active markets for identical assets or liabilities.
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
Independent pricing services are used to value a majority of the Funds' investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds' assets and liabilities are categorized as Level 2.
Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant what has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.
Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds' fair valuation guidelines categorize these securities as Level 3.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.
Note 5 – Federal Income Taxes:
 The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, each Fund intends not to be subject to U.S. federal excise tax.

236 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2016
As of November 30, 2016, the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:

				Net Tax
				Unrealized
	Cost of	Gross Tax	Gross Tax	Appreciation
	Investments for	Unrealized	Unrealized	(Depreciation )
	Tax Purposes	Appreciation	Depreciation	on Investments
Guggenheim BulletShares 2016 Corporate Bond ETF	$410,589,329	$4,017	$(3,973)	$44
Guggenheim BulletShares 2017 Corporate Bond ETF	908,217,787	1,564,202	(239,946)	1,324,256
Guggenheim BulletShares 2018 Corporate Bond ETF	939,632,435	1,600,979	(1,168,501)	432,478
Guggenheim BulletShares 2019 Corporate Bond ETF	695,541,289	2,159,718	(2,249,167)	(89,449)
Guggenheim BulletShares 2020 Corporate Bond ETF	691,433,394	1,983,545	(4,157,529)	(2,173,984)
Guggenheim BulletShares 2021 Corporate Bond ETF	479,041,328	2,987,545	(4,079,798)	(1,092,253)
Guggenheim BulletShares 2022 Corporate Bond ETF	371,852,819	1,113,814	(4,262,783)	(3,148,969)
Guggenheim BulletShares 2023 Corporate Bond ETF	131,756,556	1,416,226	(1,952,862)	(536,636)
Guggenheim BulletShares 2024 Corporate Bond ETF	116,606,555	690,865	(2,207,066)	(1,516,201)
Guggenheim BulletShares 2025 Corporate Bond ETF	40,318,967	171,184	(1,355,331)	(1,184,147)
Guggenheim BulletShares 2026 Corporate Bond ETF	11,768,943	—	(447,809)	(447,809)
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	380,546,850	37,945	(31,049)	6,896
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	672,114,875	4,632,753	(2,360,889)	2,271,864
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	839,862,852	9,517,795	(6,285,721)	3,232,074
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	476,879,429	6,316,001	(8,301,571)	(1,985,570)
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	238,340,528	5,111,876	(3,411,602)	1,700,274
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	81,055,820	1,922,036	(910,194)	1,011,842
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	80,849,446	2,302,077	(810,416)	1,491,661
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	23,399,239	603,872	(343,429)	260,443
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	7,227,043	48,155	(148,352)	(100,197)
Guggenheim Enhanced Short Duration ETF	948,954,414	2,664,498	(293,490)	2,371,008
Guggenheim S&P Global Dividend Opportunities Index ETF	52,488,533	7,919,845	(7,318,928)	600,917
Tax components of accumulated earnings as of May 31, 2016 (the most recent fiscal year end for federal income tax purposes), were as follows:

		Net Unrealized	Capital Loss
	Undistributed	Appreciation/	Carryforward &
Fund	Ordinary Income	(Depreciation )	Other Losses
Guggenheim BulletShares 2016 Corporate Bond ETF	$445,565	$276,047	$(268,740)
Guggenheim BulletShares 2017 Corporate Bond ETF	1,062,717	2,362,687	(54,377)
Guggenheim BulletShares 2018 Corporate Bond ETF	1,206,243	3,430,949	(976,700)
Guggenheim BulletShares 2019 Corporate Bond ETF	1,006,627	4,074,400	(221,906)
Guggenheim BulletShares 2020 Corporate Bond ETF	1,054,086	5,935,622	(165,951)
Guggenheim BulletShares 2021 Corporate Bond ETF	861,904	4,889,797	(198,022)
Guggenheim BulletShares 2022 Corporate Bond ETF	737,372	1,638,271	(194,300)
Guggenheim BulletShares 2023 Corporate Bond ETF	377,853	2,975,801	—
Guggenheim BulletShares 2024 Corporate Bond ETF	271,728	1,333,364	(50,862)
Guggenheim BulletShares 2025 Corporate Bond ETF	71,275	295,969	—
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	1,863,992	920,292	(26,837,495)
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	2,422,612	(1,679,358)	(21,899,521)
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	2,670,622	(5,952,738)	(22,333,125)
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	1,751,291	(5,011,549)	(6,920,142)
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	766,641	(1,314,061)	(4,411,159)
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	245,375	(366,177)	(255,899)
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	178,702	183,845	(431,775)
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	49,292	128,974	(9,431)
Guggenheim Enhanced Short Duration ETF	1,088,679	252,363	(1,992,793)
Guggenheim S&P Global Dividend Opportunities Index ETF	321,947	(1,407,844)	(45,000,535)

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 237

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2016
Distributions to Shareholders:
 The tax character of distributions paid during the year ended May 31, 2016 (the most recent fiscal year end for federal income tax purposes), were as follows:

	Distributions	Distributions
	Paid from	Paid from
	Ordinary Income	Capital Gain
Guggenheim BulletShares 2016 Corporate Bond ETF	$6,739,211	$425,464
Guggenheim BulletShares 2017 Corporate Bond ETF	12,663,262	825,068
Guggenheim BulletShares 2018 Corporate Bond ETF	12,141,059	222,706
Guggenheim BulletShares 2019 Corporate Bond ETF	8,592,848	179,467
Guggenheim BulletShares 2020 Corporate Bond ETF	10,126,035	—
Guggenheim BulletShares 2021 Corporate Bond ETF	5,968,260	—
Guggenheim BulletShares 2022 Corporate Bond ETF	6,079,785	—
Guggenheim BulletShares 2023 Corporate Bond ETF	1,427,220	—
Guggenheim BulletShares 2024 Corporate Bond ETF	1,985,085	—
Guggenheim BulletShares 2025 Corporate Bond ETF	154,110	—
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	21,870,960	—

	Distributions	Distributions
	Paid from	Paid from
	Ordinary Income	Capital Gain
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	$22,681,970	$—
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	23,793,660	—
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	10,576,560	—
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	4,838,850	—
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	1,336,040	—
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	1,199,670	—
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	181,740	—
Guggenheim Enhanced Short Duration ETF	6,433,780	—
Guggenheim S&P Global Dividend Opportunities Index ETF	3,409,128	—
For federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. Per the Regulated Investment Company Modernization Act of 2010, capital loss carryforwards generated in taxable years beginning after December 22, 2010 must be fully used before capital loss carryforwards generated in taxable years prior to December 22, 2010 are used; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused. As of May 31, 2016 (the most recent fiscal year end for federal income tax purposes), capital loss carryforwards for the Funds were as follows:

				Unlimited Short-Term Capital Loss	Unlimited Long-Term Capital Loss	Total Capital Loss Carryforward
	Capital Loss	Capital Loss	Capital Loss
	Expires in 2017	Expires in 2018	Expires in 2019
Guggenheim BulletShares 2016 Corporate Bond ETF	$—	$—	$—	$—	$—	$—
Guggenheim BulletShares 2017 Corporate Bond ETF	—	—	—	—	—	—
Guggenheim BulletShares 2018 Corporate Bond ETF	—	—	—	—	—	—
Guggenheim BulletShares 2019 Corporate Bond ETF	—	—	—	—	—	—
Guggenheim BulletShares 2020 Corporate Bond ETF	—	—	—	(130,948)	(35,003)	(165,951)
Guggenheim BulletShares 2021 Corporate Bond ETF	—	—	—	(65,974)	(132,048)	(198,022)
Guggenheim BulletShares 2022 Corporate Bond ETF	—	—	—	(66,815)	(127,485)	(194,300)
Guggenheim BulletShares 2023 Corporate Bond ETF	—	—	—	—	—	—
Guggenheim BulletShares 2024 Corporate Bond ETF	—	—	—	(50,862)	—	(50,862)
Guggenheim BulletShares 2025 Corporate Bond ETF	—	—	—	—	—	—
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	—	—	—	(15,295,447)	(11,542,048)	(26,837,495)
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	—	—	—	(7,804,656)	(14,094,865)	(21,899,521)
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	—	—	—	(2,962,497)	(19,370,628)	(22,333,125)
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	—	—	—	(769,745)	(6,150,397)	(6,920,142)
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	—	—	—	(1,763,744)	(2,647,415)	(4,411,159)
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	—	—	—	(246,547)	(9,352)	(255,899)
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	—	—	—	—	(431,775)	(431,775)
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	—	—	—	(9,431)	—	(9,431)
Guggenheim Enhanced Short Duration ETF	—	—	—	(1,892,291)	(100,084)	(1,992,793)
Guggenheim S&P Global Dividend Opportunities Index ETF	(2,414,757)	(2,131,832)	(872,241)	(19,058,291)	(20,523,414)	(45,000,535)

238 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2016
Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended May 31, 2016 (the most recent fiscal year end for federal income tax purposes), the following capital loss carryforward amount expired:

Fund	Expired	Used
Guggenheim S&P Global Dividend Opportunities Index ETF	$129,232	$—

Pursuant to Federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses and certain ordinary losses realized between November 1 and May 31 of each year as occurring on the first day of the following tax year. The Funds have also elected to treat certain ordinary losses realized between January 1 and May 31 of each year as occurring on the first day of the following tax year. For the year ended May 31, 2016 (the most recent fiscal year end for federal income tax purposes), the following losses reflected in the accompanying financial statements were deferred for Federal income tax purposes until June 1, 2016:

	Capital	Ordinary
Guggenheim BulletShares 2016 Corporate Bond ETF	$(268,740)	$—
Guggenheim BulletShares 2017 Corporate Bond ETF	(54,377)	—
Guggenheim BulletShares 2018 Corporate Bond ETF	(976,700)	—
Guggenheim BulletShares 2019 Corporate Bond ETF	(221,906)	—
Guggenheim BulletShares 2020 Corporate Bond ETF	—	—
Guggenheim BulletShares 2021 Corporate Bond ETF	—	—
Guggenheim BulletShares 2022 Corporate Bond ETF	—	—
Guggenheim BulletShares 2023 Corporate Bond ETF	—	—
Guggenheim BulletShares 2024 Corporate Bond ETF	—	—
Guggenheim BulletShares 2025 Corporate Bond ETF	—	—
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	—	—
Guggenheim Enhanced Short Duration ETF	—	—
Guggenheim S&P Global Dividend Opportunities Index ETF	—	—
For all open tax years and all major jurisdictions, management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Uncertain tax positions are tax positions taken or expected to be taken in the course of preparing each Fund's tax returns that would not meet a more-likely-than not threshold of being sustained by the applicable tax authority and would be recorded as a tax expense in the current year. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Note 6 – Investments in Securities:
 For the period ended November 30, 2016, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Guggenheim BulletShares 2016 Corporate Bond ETF	$—	$—
Guggenheim BulletShares 2017 Corporate Bond ETF	46,092,801	36,473,124
Guggenheim BulletShares 2018 Corporate Bond ETF	161,248,641	64,636,556
Guggenheim BulletShares 2019 Corporate Bond ETF	156,386,428	35,821,648
Guggenheim BulletShares 2020 Corporate Bond ETF	166,871,671	32,176,149
Guggenheim BulletShares 2021 Corporate Bond ETF	135,296,344	12,143,453
Guggenheim BulletShares 2022 Corporate Bond ETF	79,861,989	11,834,112
Guggenheim BulletShares 2023 Corporate Bond ETF	28,666,837	9,752,308
Guggenheim BulletShares 2024 Corporate Bond ETF	27,179,130	5,146,961
Guggenheim BulletShares 2025 Corporate Bond ETF	16,572,493	3,879,965
Guggenheim BulletShares 2026 Corporate Bond ETF	11,877,025	101,000
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	—	115,023,052
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	180,458,523	150,381,064
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	326,872,692	176,613,807
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	180,852,922	53,531,793
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	107,297,930	33,157,505
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	36,347,182	8,547,836
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	30,808,550	2,287,987
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	13,365,560	680,377
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	7,229,990	—
Guggenheim Enhanced Short Duration ETF	284,952,482	114,845,747
Guggenheim S&P Global Dividend Opportunities Index ETF	117,232	503,724

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 239

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2016
For the period ended November 30, 2016, in-kind transactions were as follows:

	Purchases	Sales
Guggenheim BulletShares 2016 Corporate Bond ETF	$—	$136,900,461
Guggenheim BulletShares 2017 Corporate Bond ETF	—	16,803,498
Guggenheim BulletShares 2018 Corporate Bond ETF	—	—
Guggenheim BulletShares 2019 Corporate Bond ETF	—	—
Guggenheim BulletShares 2020 Corporate Bond ETF	—	28,303,874
Guggenheim BulletShares 2021 Corporate Bond ETF	—	—
Guggenheim BulletShares 2022 Corporate Bond ETF	—	—
Guggenheim BulletShares 2023 Corporate Bond ETF	3,132,762	18,632,304
Guggenheim BulletShares 2024 Corporate Bond ETF	—	—
Guggenheim BulletShares 2025 Corporate Bond ETF	—	—
Guggenheim BulletShares 2026 Corporate Bond ETF	—	—
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	192,586	187,218,654
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	—	35,208,775
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	188,421	188,421
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	739,940	739,940
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	83,297	83,297
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	—	—
Guggenheim Enhanced Short Duration ETF	—	—
Guggenheim S&P Global Dividend Opportunities Index ETF	800,303	3,170,337
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended November 30, 2016, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

			Realized
	Purchases	Sales	Gain (Loss )
Guggenheim BulletShares 2016 Corporate Bond ETF	$—	$—	$—
Guggenheim BulletShares 2017 Corporate Bond ETF	5,100,198	8,680,627	6,363
Guggenheim BulletShares 2018 Corporate Bond ETF	8,858,300	17,204,128	(100,750)
Guggenheim BulletShares 2019 Corporate Bond ETF	16,972,827	10,627,416	(69,805)
Guggenheim BulletShares 2020 Corporate Bond ETF	12,534,018	18,481,750	(2,953)
Guggenheim BulletShares 2021 Corporate Bond ETF	9,410,923	4,207,377	234,954
Guggenheim BulletShares 2022 Corporate Bond ETF	7,874,741	7,934,657	239,832
Guggenheim BulletShares 2023 Corporate Bond ETF	2,551,444	7,986,488	325,474
Guggenheim BulletShares 2024 Corporate Bond ETF	3,666,483	2,233,257	86,849
Guggenheim BulletShares 2025 Corporate Bond ETF	—	3,666,483	156,458
Guggenheim BulletShares 2025 Corporate Bond ETF	—	—	—
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	—	18,272,732	234,523
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	37,175,029	476,057	24,650
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	8,016,928	11,825,531	1,575
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	9,788,563	5,185,009	50,369
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	6,594,351	10,499,833	189,880
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF	1,949,389	1,614,116	27,337
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF	775,011	2,193,668	30,527
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF	139,113	318,188	23,276
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	—	—	—
Guggenheim Enhanced Short Duration ETF	—	2,349,260	14,883
Guggenheim S&P Global Dividend Opportunities Index ETF	—	—	—

240 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2016
Note 7 – Capital:
 Shares are issued and redeemed by the Funds only in creation unit size aggregations of 80,000 to 150,000 shares. Transactions are permitted on an in-kind basis, with a separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transaction fees ranging from $500 to $1,500 are charged to those persons creating or redeeming creation units. An additional charge of up to four times the transaction fee may be imposed with respect to transactions effected outside of the clearing process or to the extent that cash is used in lieu of securities to purchase creation units or redeem for cash.
Note 8 – Distribution and Service Plan:
 The Board has adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. No such fee may be paid in the future without further approval by the Board.
Note 9 – Repurchase Agreements:
 Each of the Funds may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations.
The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Funds right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.
As of November 30, 2016, the repurchase agreements held in Guggenheim Enhanced Short Duration ETF in the joint account were as follows:

		Repurchase
Counterparty and Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
Nomura Securities International, Inc.
0.95%, due 02/27/2017	$2,676,400	$2,682,756	Ocwen Master Advance Receivables Trust, 4.446%, 08/16/2049	$3,000,000	$2,973,780
Nomura Securities International, Inc.
0.95%, due 02/27/2017	8,948,300	8,969,552	Ocwen Master Advance Receivables Trust, 4.246%, 08/17/2048	10,000,000	9,942,600
Nomura Securities International, Inc.
0.95%, due 02/27/2017	11,863,233	11,891,408	Long Beach Mortgage Loan Trust, 1.560%, 04/25/2035	15,263,708	13,181,433
Nomura Securities International, Inc.
0.95%, due 02/27/2017	8,019,700	8,038,747	Credit Suisse Mortgage Trust, 3.888%, 11/25/2042	10,061,000	9,636,526
Nomura Securities International, Inc.
0.95%, due 02/27/2017	4,795,300	4,806,689	Credit Suisse Mortgage Trust, 4.384%, 06/25/2042	5,803,074	5,803,074
Nomura Securities International, Inc.
0.95%, due 02/27/2017	10,063,700	10,087,601	Credit Suisse Mortgage Trust, 4.631%, 06/25/2042	12,242,000	12,242,000
Bank of America, Inc.
0.91%, due 12/05/2016	34,000,000	34,036,097	Bayview Opportunity Master Fund Trust, 4.458%, 01/28/2036	47,857,597	47,872,433
Bank of America, Inc.
0.91%, due 12/05/2016	11,908,000	11,920,642	Bayview Opportunity Master Fund Trust, 3.475%, 07/28/2018	15,000,000	14,884,950
Mizuho Securities
1.56%, due 02/21/2017	25,208,000	25,308,496	Countrywide Asset-Backed Certificate, 5.107%, 05/25/2036	99,748,000	113,519,711
Mizuho Securities
1.56%, due 02/21/2017	1,749,000	1,755,973	Option One Mortgage Loan Trust, 5.611%, 01/25/2037	4,890,000	4,955,282
Mizuho Securities
1.56%, due 02/21/2017	18,094,000	18,166,135	Irwin Home Equity, 6.030%, 09/25/2037	21,442,000	21,286,974
Jefferies & Company, Inc.
2.00%, due 12/01/2016	5,412,000	5,412,601	Chicago, IL General Obligation Series B, 5.432%, 01/01/2042	8,800,000	7,216,000
Jefferies & Company, Inc.
3.63%, due 12/09/2016	5,386,000	5,401,750	Babson CLO Ltd., 0.000%, 04/15/2022	29,075,000	8,286,084
Jefferies & Company, Inc.
1.00%, due 12/01/2016	3,868,000	3,870,579	Charter Communications LLC, 6.384%, 10/23/2035	3,750,000	4,297,763

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 241

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2016

		Repurchase
Counterparty and Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
Jefferies & Company, Inc.			Chicago, IL
2.00%, due 12/09/2016	$2,331,000	$2,334,756	Board of Education Build America Bonds Series E, 6.257%, 01/01/2040	$4,000,000	$3,586,160
Jefferies & Company, Inc.
3.63%, due 12/01/2016	2,322,000	2,327,619	Octagon Investment Partners XXI Ltd., 7.502%, 11/14/2026	3,750,000	3,572,325
Jefferies & Company, Inc.
3.00%, due 12/21/2016	1,819,000	1,823,396	Virgin Islands Public Finance Authority Revenue Bonds,5.000%, 10/01/2039	2,855,000	2,598,564
Jefferies & Company, Inc.
3.59%, due 12/28/2016	1,812,000	1,817,421	Countrywide Alternative Loan Trust, 0.770%, 07/25/2046	8,560,000	7,701,946
Jefferies & Company, Inc.
2.00%, due 12/28/2016	1,789,000	1,791,982	Chicago, IL Build America Bonds Series E, 6.138%, 12/01/2039	3,500,000	2,555,700
Jefferies & Company, Inc.
3.54%, due 12/15/2016	1,781,000	1,786,254	Countrywide Alternative Loan Trust, 0.770%, 07/25/2046	6,440,000	5,801,538
Jefferies & Company, Inc.
3.64%, due 12/15/2016	1,182,000	1,185,585	Venture CDO Ltd., 0.000%, 01/15/2028	2,596,703	1,818,471
Jefferies & Company, Inc.
2.00%, due 12/28/2016	1,050,000	1,051,750	Chicago, IL Build America Bonds Series E, 6.038%, 12/01/2029	2,000,000	1,500,000
Jefferies & Company, Inc.
3.54%, due 12/15/2016	908,000	910,679	Morgan Stanley Capital I Trust, 5.478%, 11/12/2041	3,000,000	1,650,900
Jefferies & Company, Inc.			Chicago, IL Board of Education
2.00%, due 12/09/2016	878,000	879,415	Qualified School Construction Series G, 1.750%, 12/15/2025	3,000,000	1,350,780
Jefferies & Company, Inc.			Chicago, IL Board of Education
2.00%, due 12/28/2016	878,000	879,463	Qualified School Construction Series G, 1.750%, 12/15/2025	3,000,000	1,350,780
Jefferies & Company, Inc.			Chicago, IL Board of Education
2.00%, due 12/15/2016	606,000	607,010	Build America Bonds Series E, 6.257%, 01/01/2040	1,065,000	932,312
	$169,347,633				$310,518,086
Note 10 – Derivatives:
 Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.
The Guggenheim Enhanced Short Duration ETF (the "Fund") may utilize derivatives for the following purposes:
Hedge – an investment made in order to seek to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.
The Guggenheim Enhanced Short Duration ETF enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchases and sales commitments denominated in foreign currencies and for investment purposes.
A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. Forward foreign currency exchange contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Risk may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Fund has in that particular currency contract.

242 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2016
As of November 30, 2016, the following forward foreign currency exchange contracts were outstanding in the Guggenheim Enhanced Short Duration ETF:

	Contracts				Value as	Net Unrealized
	to Sell	Counterparty	Settlement Date	Settlement Value	of 11/30/16	(Depreciation )
EUR	17,490,000
for USD	18,528,556	JP Morgan Chase Bank, NA	2/15/17	$18,528,556	$18,627,327	$(98,771)
EUR	17,650,000
for USD	18,778,823	JP Morgan Chase Bank, NA	1/31/17	18,778,823	18,785,641	(6,818)
		Net unrealized depreciation on forward foreign currency exchange contracts				$(105,589)
Summary of Derivatives Information
 The following table presents the types of derivatives in the Guggenheim Enhanced Short Duration ETF (the "Fund") by location as presented on the Statement of Assets Liabilities as of November 30, 2016.

Statement of Assets and Liabilities
Presentation of Fair Values of Derivative Instruments:
	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
Primary Risk	Assets and	Fair	Assets and	Fair
Exposure	Liabilities Location	Value	Liabilities Location	Value
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	$–	Unrealized depreciation on forward foreign currency exchange contracts	$105,589
Total		$–		$105,589
The following table presents the effect of derivatives instruments on the Statement of Operations for the period ended November 30, 2016.

Effect of Derivative Instruments on the Statement of Operations:
Amount of Net Realized Gain (Loss) on Derivatives
	Foreign Currency
Primary Risk Exposure	Transactions	Total
Foreign exchange risk	$(32,414)	$(32,414)
Total	$(32,414)	$(32,414)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Foreign Currency
Primary Risk Exposure	Translations	Total
Foreign exchange risk	$(105,589)*	$(105,589)
Total	$(105,589)	$(105,589)

*	The Statement of Operations includes change in unrealized appreciation (depreciation) on foreign currency and payables or receivables in foreign currency.
Derivative Volume
Forward Foreign Currency Exchange Contracts:
 The Fund had the following activity in forward foreign currency exchange contracts during the six months ended November 30, 2016:

Quarterly Average Settlement Value Purchased	$–
Quarterly Average Settlement Value Sold	18,653,690
Note 11 – Offsetting:
 In the normal course of business, Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.
In order to better define their contractual rights and to secure rights that will help the Fund mitigate their counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as segregated cash with broker/ receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counter party must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from their counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 243

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2016
The following table presents derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statement of Assets and Liabilities in conformity with GAAP.

Gross Amounts
			Net Amounts of	Not Offset
		Gross Amounts Offset	Liabilities Presented	in the Statement of
	Gross Amounts of	in the Statement of	in the Statement of	Assets and Liabilities
Description	Recognized Liabilities	Assets and Liabilities	Assets and Liabilities	Financial Instruments	Net Amount
Forward Foreign Currency Exchange Contracts	$105,589	$—	$105,589	$—	$105,589
Note 12 – Line of Credit:
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF,
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF,
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF,
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF,
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF,
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF,
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF,
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF,
 Guggenheim Enhanced Short Duration ETF and certain affiliated funds, secured a 364-day committed, $800,000,000 line of credit from Citibank, N.A., which was in place through October 6, 2016, at which time the line of credit was renewed. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund's investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, varied under this arrangement between the greater of Citibank's "base rate", LIBOR plus 1%, or the federal funds rate plus 1/2 of 1%. The commitment fee that may be paid by the Funds was at an annualized rate of 0.15% of the average daily amount of their unused commitment amount.
On October 6, 2016, the aforementioned funds and certain affiliated funds, renewed the line of credit from Citibank, N.A., with an increased commitment amount to $1,000,000,000. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank's "base rate", LIBOR plus 1%, or the federal funds rate plus 1/2 of 1%. All affiliated funds that participate in the line of credit paid upfront costs totaling $2,032,388 to renew the line of credit. The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their unused commitment amount. The allocated interest expense amount for each Fund is referenced in the Statement of Operations under "Line of credit fee". The Funds did not have borrowings under this agreement during the period ended November 30, 2016.
Note 13 – Subsequent Event:
 The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require disclosure in the Funds' financial statements other than the events disclosed below.
In connection with their terminations on December 30, 2016, Guggenheim BulletShares 2016 Corporate Bond ETF and Guggenheim BulletShares 2016 High Yield Corporate Bond ETF paid their final maturity distributions to shareholders on December 30, 2016. The distributions per share were as follows:

Distribution per share
Guggenheim BulletShares 2016 Corporate Bond ETF	$22.08360
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	$25.81559

244 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited)	November 30, 2016
Federal Income Tax Information
 In January 2017, shareholders will be advised on IRS Form 1099 DIV or substitute 1099DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2016.
Sector Classification
 Information in the "Schedule of Investments" is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.
Trustees
 The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at guggenheiminvestments.com or by calling (800) 345-7999.
The Trustees of the Trust and their principal business occupations during the past five years:

		Term of		Number of
	Position(s)	Office and		Portfolios in
Name, Address* and	Held with	Length of	Principal Occupation(s)	Fund Complex	Other Directorships
Year of Birth	Trust	Time Served**	During Past Five Years	Overseen	Held by Trustees
Independent Trustees:
Randall C. Barnes (1951)	Trustee	Since 2006	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	98	Current: Trustee, Purpose Investments Funds (2014-present).
Donald A. Chubb, Jr. (1946)	Trustee	Since 2014	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	95	Current: Midland Care, Inc. (2011-present).
Jerry B. Farley (1946)	Trustee	Since 2014	Current: President, Washburn University (1997-present).	95	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2010	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	95	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).
Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2010	Current: Consultant (1998-present). Former: Arthur Andersen LLP (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	95	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2006	Current: Partner, Momkus McCluskey Roberts, LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	100	Current: Edward-Elmhurst Healthcare System (2012-present).
Maynard F. Oliverius (1943)	Trustee	Since 2014	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	95
Current: Fort Hays State University Foundation (1999-present); Stormont-Vail Foundation (2013- present); University of Minnesota MHA Alumni Philanthropy Committee (2009-present).

 Former: Topeka Community Foundation (2009-2014).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 245

SUPPLEMENTAL INFORMATION (Unaudited) continued	November 30, 2016

		Term of		Number of
	Position(s)	Office and		Portfolios in
Name, Address* and	Held with	Length of	Principal Occupation(s)	Fund Complex	Other Directorships
Year of Birth	Trust	Time Served**	During Past Five Years	Overseen	Held by Trustees
Independent Trustees (continued):
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2006	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	97	Former: Bennett Group of Funds (2011-2013).
Interested Trustee:
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	230
Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Guggenheim Partners Investment Management Holdings, LLC (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
**	Each Trustee serves an indefinite term, until his successor is duly elected and qualified.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of his position with the Funds' Investment Adviser and/or the parent of the Investment Adviser.
Officers
 The Officers of the Trust, who are not Trustees, and their principal occupations during the past five years:

Term of Office
Name, Address* and	Position(s) held	and Length of	Principal Occupations
Year of Birth	with the Trust	Time Served**	During Past Five Years
Officers:
William H. Belden, III (1965)	Vice President	Since 2006
Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

 Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Joanna M. Catalucci (1966)	Chief Compliance Officer	Since 2012
Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present). AML Officer, certain funds in the Fund Complex (2016-present).

 Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

James M. Howley (1972)	Assistant Treasurer	Since 2006
Current: Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

 Former: Manager of Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).

Keith Kemp (1960)	Assistant Treasurer	Since 2016
Current: Managing Director of Transparent Value, LLC (April 2015-present); Managing Director of Guggenheim Investments (April 2015-present).

 Former: Director, Transparent Value, LLC (2010-2015); Director, Guggenheim Investments (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

246 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited) continued	November 30, 2016

Term of Office
Name, Address* and	Position(s) held	and Length of	Principal Occupations
Year of Birth	with the Trust	Time Served**	During Past Five Years
Officers continued:
Amy J. Lee (1961)	Chief Legal Officer	Since 2013
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

 Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2011	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present). Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014
Current: Assistant Secretary, certain other funds in the Fund Complex (April 2014-present); Vice President, Guggenheim Investments (2012-present).

 Former: J.D., University of Kansas School of Law (2009-2012).

Adam J. Nelson (1979)	Assistant Treasurer	Since 2015
Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

 Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2012
Current: Vice President, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

 Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

 Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2010
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

 Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004- 2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
**
Each officer serves an indefinite term, until his or her successor is duly elected and qualified. The date reflects the commencement date upon which the officer held any officer position with the Trust.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 247

TRUST INFORMATION	November 30, 2016

Board of Trustees
Randall C. Barnes

Donald C. Cacciapaglia*

Donald A. Chubb, Jr.

Jerry B. Farley

Roman Friedrich III

Robert B. Karn III

Ronald A. Nyberg

Maynard F. Oliverius

Ronald E. Toupin, Jr.,
Chairman

Principal Executive Officers
Donald C. Cacciapaglia
President and Chief
Executive Officer

Joanna M. Catalucci
Chief Compliance Officer

Amy J. Lee
Chief Legal Officer

Mark E. Mathiasen
Secretary

John L. Sullivan
Chief Financial Officer,
Chief Accounting Officer
and Treasurer

Investment Adviser
Guggenheim Funds
Investment Advisors, LLC
Chicago, IL

Investment Sub-Adviser
(for Guggenheim
Enhanced Short
Duration ETF)
Guggenheim Partners
Investment
Management, LLC
Santa Monica, CA

Distributor
Guggenheim Funds
Distributors, LLC
Chicago, IL

Administrator
MUFG Investor Services
(US), LLC
 Rockville, MD
Accounting Agent, Custodian and Transfer Agent The Bank of New York Mellon Corp. New York, NY Legal Counsel Dechert LLP New York, NY Independent Registered Public Accounting Firm Ernst & Young LLP
*
Trustee is an "interested person" (as defined in section 2(a)(19) of the 1940 Act) ("Interested Trustee") of the Trust because of his position as the President and CEO of the Investment Adviser and the Distributor.

Privacy Principles of the Trust for Shareholders
 The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.
Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).
The Funds restrict access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.
Questions concerning your shares of the Trust?
 • If your shares are held in a Brokerage Account, contact your Broker.
This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.
A description of the Funds' proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (800)345-7999.
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999, by visiting Guggenheim Investments' website at guggenheiminvestments.com or by accessing the Funds' Form N-PX on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov.
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC website at www.sec.gov or by visiting Guggenheim Investments' website at guggenheiminvestments.com. The Funds' Form N-Q may also be viewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

248 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

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ABOUT THE TRUST ADVISER
Guggenheim Funds Investment Advisors, LLC
 Guggenheim Funds Investment Advisors, LLC (the "Investment Adviser") serves as the investment adviser for each of the Funds and administers the affairs of each Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies. The Investment Adviser and its affiliates provide supervision, management or servicing of assets with a commitment to consistently delivering exceptional service. The Investment Adviser is a subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm with more than $250 billion as of September 30, 2016 in assets under supervision. Guggenheim Partners, LLC, through its affiliates, provides investment management, investment advisory, insurance, investment banking, and capital markets services. The firm is headquartered in Chicago and New York with a global network of offices throughout the United States, Europe, and Asia.
Portfolio Management
 The portfolio managers who are currently responsible for the day-to-day management of each Fund's portfolio, except the Guggenheim Enhanced Short Duration ETF and Guggenheim S&P Global Dividend Opportunities Index ETF, are Michael P. Byrum, CFA, James R. King, CFA, and Jeremy Neisewander. Messrs. Byrum and King have managed those Funds' portfolios since December 2013. Mr. Neisewander has managed those Funds' portfolios since May 2016. The portfolio managers who are currently responsible for the day-to-day management of the Guggenheim S&P Global Dividend Opportunities Index ETF's portfolio are Michael P. Byrum, CFA, James R. King, CFA. Messrs. and Cindy Gao. Byrum and King have each managed the Fund's portfolio since December 2013. Ms. Gao has managed the Fund's portfolio since January 2017.
Mr. Byrum is a Senior Managing Director and Portfolio Manager of Guggenheim Investments and joined Guggenheim Investments in 1993. He has ultimate responsibility for the management of the Funds and reviews the activities of the portfolio managers of the Funds. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. King is a Managing Director and Portfolio Manager of Guggenheim Investments and rejoined Guggenheim Investments in 2011 as the lead portfolio manager for exchange-traded products. Mr. King holds a bachelor's degree in finance from the University of Maryland, and has earned the Chartered Financial Analyst designation. Mr. Neisewander is a Portfolio Manager of Guggenheim Investments and joined Guggenheim Investments in May 2014. He is a member of the ETF Portfolio Management team. Mr. Neisewander holds an M.B.A. and B.S. degree in Finance from the Roosevelt University. Ms. Gao is an ETF Analyst, ETF Portfolio Management of Guggenheim Investments, and joined Guggenheim Investments in December 2010. Ms. Gao received a M.S. in Accounting from the University of Illinois at Chicago.
The portfolio managers who are currently responsible for the day-to-day management of Guggenheim Enhanced Short Duration ETF's portfolio are B. Scott Minerd, Anne Walsh, CFA, James Michal, Steve Brown, CFA. Messrs and Kris Dorr. Minerd and Michal have each managed the Fund's portfolio since May 2012. Ms. Walsh has managed the Fund's portfolio since June 2011. Mr. Brown has managed the Fund's portfolio since September 2013. Ms. Dorr has managed the Fund's portfolio since January 2017.
Mr. Minerd is the Global Chief Investment Officer of Guggenheim. He joined the firm in 1998. Mr. Minerd is a member of the Portfolio Construction Group and guides the investment strategies of the sector portfolio managers. He was formerly a Managing Director with Credit Suisse First Boston in charge of trading and risk management for the Fixed Income Credit Trading Group. In this position, he was responsible for the corporate bond, preferred stock, money markets, U.S. government agency and sovereign debt, derivatives securities, structured debt and interest-rate swaps trading business units. Previously, Mr. Minerd was Morgan Stanley's London-based European Capital Markets Products Trading and Risk Manager responsible for Eurobonds, Euro-MTNs, domestic European Bonds, FRNs, derivative securities and money market products in 12 European currencies and Asian markets. Mr. Minerd has also held capital markets positions with Merrill Lynch and Continental Bank. Prior to that, he was a Certified Public Accountant working for the public accounting firm of Price Waterhouse. Mr. Minerd holds a B.S. degree in Economics from the Wharton School, University of Pennsylvania, and has completed graduate work at the University of Chicago Graduate School of Business and the Wharton School, University of Pennsylvania. Mr. Minerd is a regularly featured guest on FOX Business News, Bloomberg Television and CNBC sharing his insight on today's financial climate.
Ms. Walsh is a Senior Managing Director and Assistant Chief Investment Officer of Guggenheim. Ms. Walsh joined Guggenheim in 2007 and is head of the Portfolio Construction Group ("PCG") where she oversees more than $60 billion in fixed income investments including Agencies, Credit, Municipals, Residential Mortgage Backed Securities, Commercial Mortgage Backed Securities and Asset Backed Securities across several Guggenheim affiliates. The PCG is responsible for sector allocation, risk management and hedging strategies for client portfolios, and conveying Guggenheim's macro-economic outlook to Portfolio Managers and fixed income Sector Specialists. Ms. Walsh specializes in liability driven portfolio management. With more than 28 years in the investment management industry, including roles as a money manager and as a selector of money managers, Ms. Walsh is well suited to understand the needs of institutional clients and how to address them. Prior to joining Guggenheim, Ms. Walsh served as Chief Investment Officer at Reinsurance Group of America, Incorporated (NYSE: RGA), a recognized leader in the global life reinsurance industry. Prior to joining RGA in 2000, Ms. Walsh served as Vice President and Senior Investment Consultant for Zurich Scudder Investments. Earlier, she held roles at Lincoln Investment Management and American Bankers Insurance Group. Ms. Walsh received her BSBA and MBA from Auburn University and her J.D. from the University of Miami School of Law. She is a Fellow of the Life Management Institute and has earned the right to use the Chartered Financial Analyst® designation and is a member of the CFA Institute.
Mr. Michal is a Senior Managing Director and Portfolio Manager at Guggenheim. Mr. Michal joined Guggenheim in 2008. He is dedicated to portfolio management for Guggenheim's Total Return mandates. Mr. Michal is responsible for implementing macro and micro investment themes of the Chief Investment Officers, coordinating with sector heads and traders to determine credit trends and relative value, and for the day-to-day risk monitoring of the assets. Prior to joining Guggenheim, he was an Associate in Wachovia's structured finance division. He focused on origination, marketing, structuring and execution of collateralized loan obligations for two years. Mr. Michal successfully contributed to a total of 11 completed transactions raising approximately $4.3 billion of capital. Prior to his time in structured credit products, he was an analyst in Wachovia's corporate credit division focusing on portfolio management and loan syndications. Over two years, Mr. Michal underwrote a total of 12 syndicated transactions and managed the loan portfolio risk in the Integrated Electric Utility, Midstream Pipeline and Propane sectors. Mr. Michal earned a BSBA in Finance and International Business from Georgetown University.
Mr. Brown is a Managing Director and Portfolio Manager of Guggenheim. Mr. Brown joined Guggenheim in 2010 and is a part of the Portfolio Management team for Guggenheim's Active Fixed Income and Total Return mandates. Mr. Brown is involved in all facets of portfolio management including working with the senior Portfolio Managers and CIOs to develop and apply the macro and sector level views at the individual portfolio level. Additionally, he works closely with the sector teams and portfolio construction to implement trades and optimize portfolios. Prior to joining the portfolio management team in 2012, Mr. Brown worked in the non-mortgage asset backed securities group. His responsibilities on that team included trading, sourcing and evaluating investment opportunities and monitoring credits. Prior to joining Guggenheim, Mr. Brown held roles within treasury services and structured products at ABN AMRO and Bank of America in Chicago and London. Mr. Brown earned a BS in Finance from Indiana University's Kelley School of Business. He has earned the right to use the Chartered Financial Analyst® designation and is a member of the CFA institute.
Ms. Dorr joined Guggenheim in 2011 as a portfolio manager and trader focusing on short duration cash management where she is responsible for investing the liquidity portion of several mutual funds, ETFs and affiliated funding vehicles. In this role, Ms. Dorr identifies and implements securities appropriate for inclusion into each mandate utilizing short-term money market and liquidity instruments. Additionally, Ms. Dorr works closely with product management, distribution and marketing to support growth of the funds. Prior to joining Guggenheim, Ms. Dorr was a senior portfolio manager within UBS Global Asset Management, where she was responsible for the management of multiple separate account fixed income portfolios for Institutional, Central Bank and Sovereign clients. Management of these assets included setting investment strategy, sector allocation and curve positioning. Ms. Dorr began her career as a trader in the Options Portfolio Service group at Kidder Peabody, later becoming a portfolio manager on several retail and institutional 2a-7 money market funds. Ms. Dorr brings more than 33 years of fixed income investment experience to the firm. Ms. Dorr holds a B.A. in Economics from Montclair State University.
Claymore Exchange-Traded Fund Trust Overview
 The Claymore Exchange-Traded Fund Trust is an investment company consisting of 33 separate exchange-traded "index funds" as of November 30, 2016. The investment objective of each of the funds is to replicate as closely as possible, before fees and expenses, the performance of a specified market index except for GSY, it's actively managed.
This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from our website at guggenheiminvestments.com or by calling (800) 345-7999. Please read the prospectus carefully before investing. The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at guggenheiminvestments.com or by calling (800) 345-7999. All funds are subject to market risk and shares when sold may be worth more or less than their original cost. You can lose money investing in the funds.
Guggenheim Funds Distributors, LLC
227 West Monroe Street
Chicago, IL 60606
Member FINRA/SIPC
 (01/17)
NOT FDIC-INSURED l NOT BANK-GUARANTEED l MAY LOSE VALUE
ETF-001-SAR-1116

Item 2.  Code of Ethics.
Not applicable for a semi-annual reporting period.
Item 3.  Audit Committee Financial Expert.
Not applicable for a semi-annual reporting period.
Item 4.  Principal Accountant Fees and Services.
Not applicable for a semi-annual reporting period.
Item 5.  Audit Committee of Listed Registrants.
Not applicable for a semi-annual reporting period.
Item 6.  Schedule of Investments.
The Schedule of Investments is included as part of Item 1.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not Applicable.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not Applicable.
Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not Applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.
Item 11.  Controls and Procedures.
(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded  based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.
(a)(1)  Not applicable.
(a)(2)  Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.
(a)(3)   Not applicable.
(b)       Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Claymore Exchange-Traded Fund Trust
By:      /s/ Donald C. Cacciapaglia
Name: Donald C. Cacciapaglia
Title:    President and Chief Executive Officer
Date:   February 6, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:      /s/ Donald C. Cacciapaglia
Name: Donald C. Cacciapaglia
Title:    President and Chief Executive Officer
Date:   February 6, 2017
By:       /s/ John L. Sullivan
Name:  John L. Sullivan
Title:    Chief Financial Officer, Chief Accounting Officer and Treasurer
Date:   February 6, 2017